UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: February 28, 2013

Item 1: Report(s) to Shareholders.

Semiannual report dated February 28, 2013, enclosed.

Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

Schwab U.S. Dividend
Equity ETFtm

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This wrapper is not part of the shareholder report.

Schwab U.S. Equity ETFs

Semiannual Report
February 28, 2013

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

Schwab U.S. Dividend
Equity ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the 6 Months Ended February 28, 2013

Schwab U.S. Broad Market ETFtm (Ticker Symbol: SCHB)

NAV Return[1]	9.82%
Market Price Return[1]	9.66%
Dow Jones U.S. Broad Stock Market IndexSM	9.82%
ETF Category: Morningstar Large Blend[2]	9.36%

Performance Details	page 6

Schwab U.S. Large-Cap ETFtm (Ticker Symbol: SCHX)

NAV Return[1]	9.30%
Market Price Return[1]	9.27%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	9.35%
ETF Category: Morningstar Large Blend[2]	9.36%

Performance Details	page 7

Schwab U.S. Large-Cap Growth ETFtm (Ticker Symbol: SCHG)

NAV Return[1]	6.81%
Market Price Return[1]	6.57%
Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM	6.86%
ETF Category: Morningstar Large Growth[2]	7.38%

Performance Details	page 8

Schwab U.S. Large-Cap Value ETFtm (Ticker Symbol: SCHV)

NAV Return[1]	11.65%
Market Price Return[1]	11.61%
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM	11.75%
ETF Category: Morningstar Large Value[2]	10.79%

Performance Details	page 9

Schwab U.S. Mid-Cap ETFtm (Ticker Symbol: SCHM)

NAV Return[1]	15.44%
Market Price Return[1]	15.32%
Dow Jones U.S. Mid-Cap Total Stock Market IndexSM	15.49%
ETF Category: Morningstar Mid-Cap Blend[2]	14.15%

Performance Details	page 10

Schwab U.S. Small-Cap ETFtm (Ticker Symbol: SCHA)

NAV Return[1]	13.90%
Market Price Return[1]	13.84%
Dow Jones U.S. Small-Cap Total Stock Market IndexSM	13.93%
ETF Category: Morningstar Small Blend[2]	13.22%

Performance Details	page 11

Schwab U.S. Dividend Equity ETFtm (Ticker Symbol: SCHD)

NAV Return[1]	8.74%
Market Price Return[1]	8.49%
Dow Jones U.S. Dividend 100 IndexSM	8.81%
ETF Category: Morningstar Large Blend[2]	9.36%

Performance Details	page 12

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The Dow Jones Indexes are a product of S&P Dow Jones Indices LLC or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indexes, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab U.S. Equity ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab U.S. Equity ETFs. These funds are part of our line-up of core investment solutions and are available at some of the lowest operating expense ratios in the industry. The funds are designed to track market-leading U.S. stock indices and provide the full benefits of an ETF, including transparency, trading flexibility, and potential tax efficiency.

For the six months ended February 28, 2013, the funds generated returns that reflected a strong rally by U.S. stocks. In an effort to stimulate faster economic growth, the Federal Reserve maintained low short-term interest rates and programs aimed at holding down long-term interest rates. These efforts seemed to help as economic data showed mixed but encouraging signs of improvement. The stock market reacted favorably to these developments, performing particularly well early in 2013 in spite of intermittent volatility, as worries eased about the fiscal cliff.

Mid-cap stocks generally outperformed small- and large-cap stocks, while value stocks outperformed growth stocks. From a sector standpoint, shares of companies in the Financials and Industrials sectors were some of the better performers, while shares of companies involved in the Information Technology and Telecommunication Services sectors underperformed by comparison. Reflecting the overall performance of the U.S. stock market, the Dow Jones U.S. Broad Stock Market Index returned 9.8% for the six months.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.95%	S&P 500® Index: measures U.S. large-cap stocks

13.02%	Russell 2000® Index: measures U.S. small-cap stocks

14.54%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.15%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.04%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs 3

From the President continued

For the six months ended February 28, 2013, the funds generated returns that reflected a strong rally by U.S. stocks.

For more information about the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these ETFs by visiting www.schwabetfs.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab U.S. Equity ETFs

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management & supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Schwab U.S. Equity ETFs 5

Schwab U.S. Broad Market ETF™

Performance and Fund Facts as of 02/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Broad Market ETFtm (11/3/09)
NAV Return[2]	9.82%	13.49%	13.88%	15.04%
Market Price Return[2]	9.66%	13.51%	13.82%	15.00%
Dow Jones U.S. Broad Stock Market IndexSM	9.82%	13.54%	13.91%	15.11%
ETF Category: Morningstar Large Blend[3]	9.36%	12.35%	12.78%	13.75%

Fund Expense Ratio4: 0.04%

 Statistics

Number of Holdings	1952
Weighted Average Market Cap ($ x 1,000,000)	$84,810
Price/Earnings Ratio (P/E)	18.9
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[5,6]	3%

 Sector Weightings % of Investments

Information Technology	17.6%
Financials	17.1%
Consumer Discretionary	12.2%
Health Care	11.9%
Industrials	11.2%
Energy	10.4%
Consumer Staples	9.5%
Materials	3.9%
Utilities	3.5%
Telecommunication Services	2.6%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Apple, Inc.	2.5%
Exxon Mobil Corp.	2.5%
General Electric Co.	1.5%
Chevron Corp.	1.4%
Google, Inc., Class A	1.3%
International Business Machines Corp.	1.3%
Johnson & Johnson	1.3%
Microsoft Corp.	1.3%
The Procter & Gamble Co.	1.3%
AT&T, Inc.	1.2%
Total	15.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Broad Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

6 Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap ETF™

Performance and Fund Facts as of 02/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Large-Cap ETFtm (11/3/09)
NAV Return[2]	9.30%	13.24%	13.51%	14.50%
Market Price Return[2]	9.27%	13.21%	13.46%	14.49%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	9.35%	13.33%	13.64%	14.62%
ETF Category: Morningstar Large Blend[3]	9.36%	12.35%	12.78%	13.75%

Fund Expense Ratio4: 0.04%

 Statistics

Number of Holdings	755
Weighted Average Market Cap ($ x 1,000,000)	$94,591
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[5,6]	3%

 Sector Weightings % of Investments

Information Technology	17.8%
Financials	16.4%
Consumer Discretionary	12.0%
Health Care	11.9%
Energy	10.9%
Industrials	10.4%
Consumer Staples	10.2%
Materials	3.7%
Utilities	3.6%
Telecommunication Services	2.9%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Apple, Inc.	2.8%
Exxon Mobil Corp.	2.8%
General Electric Co.	1.6%
Chevron Corp.	1.5%
International Business Machines Corp.	1.4%
Google, Inc., Class A	1.4%
Microsoft Corp.	1.4%
Johnson & Johnson	1.4%
The Procter & Gamble Co.	1.4%
AT&T, Inc.	1.4%
Total	17.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Large-Cap Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs 7

Schwab U.S. Large-Cap Growth ETF™

Performance and Fund Facts as of 02/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Large-Cap Growth ETFtm (12/11/09)
NAV Return[2]	6.81%	9.65%	12.95%	12.74%
Market Price Return[2]	6.57%	9.47%	12.87%	12.70%
Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM	6.86%	9.78%	13.12%	12.89%
ETF Category: Morningstar Large Growth[3]	7.38%	10.15%	13.93%	13.41%

Fund Expense Ratio4: 0.07%

 Statistics

Number of Holdings	413
Weighted Average Market Cap ($ x 1,000,000)	$80,046
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate[5,6]	4%

 Sector Weightings % of Investments

Information Technology	28.9%
Consumer Discretionary	14.0%
Health Care	13.0%
Industrials	11.5%
Energy	9.8%
Financials	9.8%
Consumer Staples	7.6%
Materials	4.4%
Telecommunication Services	0.5%
Utilities	0.5%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Apple, Inc.	5.8%
Google, Inc., Class A	3.0%
Microsoft Corp.	2.9%
Berkshire Hathaway, Inc., Class B	2.6%
Oracle Corp.	1.8%
Wal-Mart Stores, Inc.	1.7%
PepsiCo, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Comcast Corp., Class A	1.5%
Total	24.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Large-Cap Growth Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

8 Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap Value ETF™

Performance and Fund Facts as of 02/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Large-Cap Value ETFtm (12/11/09)
NAV Return[2]	11.65%	16.59%	13.90%	12.96%
Market Price Return[2]	11.61%	16.56%	13.78%	12.95%
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM	11.75%	16.80%	14.12%	13.18%
ETF Category: Morningstar Large Value[3]	10.79%	15.43%	14.24%	13.27%

Fund Expense Ratio4: 0.07%

 Statistics

Number of Holdings	343
Weighted Average Market Cap ($ x 1,000,000)	$108,252
Price/Earnings Ratio (P/E)	16.2
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[5,6]	3%

 Sector Weightings % of Investments

Financials	22.5%
Consumer Staples	12.6%
Energy	11.9%
Health Care	11.0%
Consumer Discretionary	10.2%
Industrials	9.5%
Information Technology	7.7%
Utilities	6.4%
Telecommunication Services	5.0%
Materials	3.0%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Exxon Mobil Corp.	5.3%
General Electric Co.	3.2%
Chevron Corp.	3.0%
International Business Machines Corp.	2.8%
Johnson & Johnson	2.7%
The Procter & Gamble Co.	2.7%
AT&T, Inc.	2.6%
Pfizer, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Wells Fargo & Co.	2.2%
Total	29.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Large-Cap Value Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs 9

Schwab U.S. Mid-Cap ETF™

Performance and Fund Facts as of 02/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Mid-Cap ETFtm (1/13/11)
NAV Return[2]	15.44%	14.77%	10.64%
Market Price Return[2]	15.32%	14.73%	10.62%
Dow Jones U.S. Mid-Cap Total Stock Market IndexSM	15.49%	14.84%	10.75%
ETF Category: Morningstar Mid-Cap Blend[3]	14.15%	14.03%	9.89%

Fund Expense Ratio4: 0.07%

 Statistics

Number of Holdings	498
Weighted Average Market Cap ($ x 1,000,000)	$4,856
Price/Earnings Ratio (P/E)	24.9
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[5,6]	9%

 Sector Weightings % of Investments

Financials	21.7%
Consumer Discretionary	16.7%
Industrials	15.7%
Information Technology	12.1%
Health Care	8.5%
Materials	7.5%
Utilities	6.8%
Energy	6.5%
Consumer Staples	2.8%
Telecommunication Services	1.5%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Pentair Ltd. – Reg’d	0.6%
Netflix, Inc.	0.6%
PVH Corp.	0.5%
SBA Communications Corp., Class A	0.5%
United Continental Holdings, Inc.	0.5%
Whirlpool Corp.	0.5%
NiSource, Inc.	0.5%
Realty Income Corp.	0.4%
Alliance Data Systems Corp.	0.4%
Tesoro Corp.	0.4%
Total	4.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Mid-Cap Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

10 Schwab U.S. Equity ETFs

Schwab U.S. Small-Cap ETF™

Performance and Fund Facts as of 02/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Small-Cap ETFtm (11/3/09)
NAV Return[2]	13.90%	15.34%	16.07%	18.85%
Market Price Return[2]	13.84%	15.22%	16.08%	18.84%
Dow Jones U.S. Small-Cap Total Stock Market IndexSM	13.93%	15.38%	16.19%	19.01%
ETF Category: Morningstar Small Blend[3]	13.22%	14.19%	14.70%	16.75%

Fund Expense Ratio4: 0.10%

 Statistics

Number of Holdings	1731
Weighted Average Market Cap ($ x 1,000,000)	$2,039
Price/Earnings Ratio (P/E)	46.4
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5,6]	9%

 Sector Weightings % of Investments

Financials	23.6%
Industrials	18.0%
Information Technology	15.6%
Consumer Discretionary	13.2%
Health Care	11.5%
Materials	5.5%
Energy	5.5%
Consumer Staples	3.2%
Utilities	3.0%
Telecommunication Services	0.7%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Duke Realty Corp.	0.3%
United Rentals, Inc.	0.3%
Cheniere Energy, Inc.	0.3%
Wabtec Corp.	0.3%
Dresser-Rand Group, Inc.	0.3%
Ocwen Financial Corp.	0.3%
Apartment Investment & Management Co., Class A	0.3%
WABCO Holdings, Inc.	0.2%
MEDNAX, Inc.	0.2%
Carlisle Cos., Inc.	0.2%
Total	2.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Investments in smaller companies typically exhibit higher volatility.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Small-Cap Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus dated December 28, 2012. Effective March 11, 2013, the management fee was reduced to 0.08%. For more information, see financial note 4 or refer to the prospectus supplement dated March 11, 2013.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs 11

Schwab U.S. Dividend Equity ETF™

Performance and Fund Facts as of 02/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Dividend Equity ETFtm (10/20/11)
NAV Return[2]	8.74%	15.02%	19.23%
Market Price Return[2]	8.49%	14.82%	19.12%
Dow Jones U.S. Dividend 100 IndexSM	8.81%	15.22%	19.48%
ETF Category: Morningstar Large Blend[3]	9.36%	12.35%	19.17%

Fund Expense Ratio4: 0.07%

 Statistics

Number of Holdings	102
Weighted Average Market Cap ($ x 1,000,000)	$102,439
Price/Earnings Ratio (P/E)	15.3
Price/Book Ratio (P/B)	3.2
Portfolio Turnover Rate[5,6]	3%

 Sector Weightings % of Investments

Consumer Staples	29.1%
Industrials	17.0%
Health Care	16.0%
Energy	11.3%
Consumer Discretionary	8.9%
Information Technology	6.5%
Materials	4.1%
Financials	3.3%
Utilities	2.9%
Telecommunication Services	0.7%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets7

The Procter & Gamble Co.	4.6%
Chevron Corp.	4.5%
Johnson & Johnson	4.5%
The Coca-Cola Co.	4.3%
Exxon Mobil Corp.	4.2%
Wal-Mart Stores, Inc.	4.1%
PepsiCo, Inc.	4.0%
Intel Corp.	3.6%
The Home Depot, Inc.	3.5%
McDonald’s Corp.	3.3%
Total	40.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Dividend 100 Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Total returns are since inception date of 10/20/11. Inception represents the date that the shares began trading in the secondary market. The fund’s total return may differ from the return disclosed in the Financial Highlights, as the total return in the Financial Highlights is calculated from the commencement of operations date which is the first day the NAV was determined.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

12 Schwab U.S. Equity ETFs

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2012 and held through February 28, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or selling shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/12	at 2/28/13	9/1/12–2/28/13

Schwab U.S. Broad Market ETFtm
Actual Return	0.04%	$1,000	$1,098.20	$0.21
Hypothetical 5% Return	0.04%	$1,000	$1,024.60	$0.20

Schwab U.S. Large-Cap ETFtm
Actual Return	0.04%	$1,000	$1,093.00	$0.21
Hypothetical 5% Return	0.04%	$1,000	$1,024.60	$0.20

Schwab U.S. Large-Cap Growth ETFtm
Actual Return	0.08%	$1,000	$1,068.10	$0.41
Hypothetical 5% Return	0.08%	$1,000	$1,024.40	$0.40

Schwab U.S. Large-Cap Value ETFtm
Actual Return	0.08%	$1,000	$1,116.50	$0.42
Hypothetical 5% Return	0.08%	$1,000	$1,024.40	$0.40

Schwab U.S. Mid-Cap ETFtm
Actual Return	0.07%	$1,000	$1,154.40	$0.37
Hypothetical 5% Return	0.07%	$1,000	$1,024.45	$0.35

Schwab U.S. Small-Cap ETFtm
Actual Return	0.10%	$1,000	$1,139.00	$0.53
Hypothetical 5% Return	0.10%	$1,000	$1,024.30	$0.50

Schwab U.S. Dividend Equity ETFtm
Actual Return	0.08%	$1,000	$1,087.40	$0.41
Hypothetical 5% Return	0.08%	$1,000	$1,024.40	$0.40

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab U.S. Equity ETFs 13

Schwab U.S. Broad Market ETF™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	10/30/09[1]–
	2/28/13*		8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	33.84		29.47	25.11	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.42	[2]	0.65 [2]	0.56 [2]	0.42	[2]
Net realized and unrealized gains (losses)	2.87		4.32	4.32	(0.05)

Total from investment operations	3.29		4.97	4.88	0.37
Less distributions:
Distributions from net investment income	(0.42)		(0.60)	(0.52)	(0.26)

Net asset value at end of period	36.71		33.84	29.47	25.11

Total return (%)	9.82	[3]	17.07	19.41	1.42	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.04	[4,5]	0.06	0.06	0.07	[4,6]
Gross operating expenses	0.04	[4,5]	0.06	0.06	0.07	[4]
Net investment income (loss)	2.46	[4]	2.06	1.83	1.92	[4]
Portfolio turnover rate[7]	3	[3]	5	3	2	[3]
Net assets, end of period ($ x 1,000)	1,650,319		1,072,825	742,651	272,490

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
6 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
7 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

14 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	1,430,526,247	1,645,036,767
0.1%		Other Investment Companies	2,122,978	2,116,265

99.8%		Total Investments	1,432,649,225	1,647,153,032
0.5%		Collateral Invested for Securities on Loan	7,615,308	7,615,308
(0	.3)%	Other Assets and Liabilities, Net		(4,449,174)

100.0%		Net Assets		1,650,319,166

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Allison Transmission Holdings, Inc. (a)	9,026	208,500
American Axle & Manufacturing Holdings, Inc. *	6,599	83,477
BorgWarner, Inc. *	11,687	869,630
Cooper Tire & Rubber Co.	5,982	151,225
Dana Holding Corp.	15,283	255,684
Dorman Products, Inc.	3,596	125,716
Drew Industries, Inc.	1,970	71,669
Ford Motor Co.	377,288	4,757,602
General Motors Co. *	75,576	2,051,888
Gentex Corp.	14,085	264,094
Harley-Davidson, Inc.	23,374	1,230,174
Johnson Controls, Inc.	67,578	2,126,680
Lear Corp.	10,788	576,295
Tenneco, Inc. *	5,894	208,824
Tesla Motors, Inc. *(a)	6,846	238,446
The Goodyear Tire & Rubber Co. *	23,956	310,949
Thor Industries, Inc.	4,495	168,967
TRW Automotive Holdings Corp. *	10,788	633,148
Visteon Corp. *	4,989	290,759

		14,623,727

Banks 3.2%
Associated Banc-Corp.	19,199	276,274
Astoria Financial Corp.	8,120	79,414
BancFirst Corp.	1,813	72,593
BancorpSouth, Inc.	9,260	141,678
Bank of Hawaii Corp.	4,495	217,513
Bank of the Ozarks, Inc.	3,596	138,050
BankUnited, Inc.	6,413	181,873
BB&T Corp.	70,392	2,137,101
BBCN Bancorp, Inc.	6,605	81,770
Beneficial Mutual Bancorp, Inc. *	8,262	79,233
Berkshire Hills Bancorp, Inc.	2,104	51,127
BOK Financial Corp.	2,392	142,157
Boston Private Financial Holdings, Inc.	7,721	70,493
Brookline Bancorp, Inc.	8,121	73,901
CapitalSource, Inc.	27,044	243,396
Capitol Federal Financial, Inc.	15,895	188,038
Cathay General Bancorp	7,280	141,887
Central Pacific Financial Corp. *	4,140	64,129
Chemical Financial Corp.	2,855	69,919
CIT Group, Inc. *	20,677	865,539
Citizens Republic Bancorp, Inc. *	3,840	79,104
City Holding Co. (a)	1,798	68,180
City National Corp.	4,495	255,361
Columbia Banking System, Inc.	6,293	125,860
Comerica, Inc.	19,073	655,730
Commerce Bancshares, Inc.	8,653	329,593
Community Bank System, Inc.	3,596	103,817
Community Trust Bancorp, Inc.	1,252	42,731
Cullen/Frost Bankers, Inc.	5,894	356,941
CVB Financial Corp.	9,204	97,562
East West Bancorp, Inc.	15,283	375,962
EverBank Financial Corp.	5,025	75,877
F.N.B. Corp.	13,683	155,439
Fifth Third Bancorp	90,887	1,439,650
First Bancorp *	14,616	79,950
First Citizens BancShares, Inc., Class A	447	80,259
First Commonwealth Financial Corp.	11,862	86,237
First Financial Bancorp	5,450	83,548
First Financial Bankshares, Inc. (a)	2,891	128,939
First Horizon National Corp.	24,549	260,956
First Interstate BancSystem, Inc.	3,940	71,984
First Midwest Bancorp, Inc.	8,990	112,375
First Niagara Financial Group, Inc.	34,606	283,077
First Republic Bank	7,192	262,148
FirstMerit Corp.	10,788	163,115
Flagstar Bancorp, Inc. *	8,513	115,692
Fulton Financial Corp.	21,896	248,520
Glacier Bancorp, Inc.	6,928	120,824
Hancock Holding Co.	8,091	244,348
Home BancShares, Inc.	3,596	121,725
Hudson City Bancorp, Inc.	47,647	405,952
Huntington Bancshares, Inc.	84,506	594,077
IBERIABANK Corp.	2,697	135,389
Independent Bank Corp.	2,070	65,598
International Bancshares Corp.	5,550	112,387
Investors Bancorp, Inc.	5,394	95,312
Kearny Financial Corp.	1,811	18,092
KeyCorp	96,641	907,459
M&T Bank Corp.	12,334	1,259,178
MB Financial, Inc.	5,435	128,864
National Bank Holdings Corp., Class A	3,278	59,299
National Penn Bancshares, Inc.	12,265	120,197
Nationstar Mortgage Holdings, Inc. *(a)	2,855	110,003
NBT Bancorp, Inc.	3,153	64,510

See financial notes 15

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
New York Community Bancorp, Inc.	43,458	586,683
Northfield Bancorp, Inc.	5,685	64,695
Northwest Bancshares, Inc.	13,485	168,428
Ocwen Financial Corp. *	12,586	496,140
Old National Bancorp	9,977	134,689
Oritani Financial Corp.	6,293	92,570
PacWest Bancorp	4,495	122,848
Park National Corp. (a)	1,173	77,395
People’s United Financial, Inc.	34,162	447,522
Pinnacle Financial Partners, Inc. *	3,155	68,495
PNC Financial Services Group, Inc.	52,342	3,265,617
Popular, Inc. *	9,899	276,380
PrivateBancorp, Inc.	8,091	144,910
Prosperity Bancshares, Inc.	4,495	207,399
Provident Financial Services, Inc.	7,192	107,808
Radian Group, Inc.	12,928	113,896
Regions Financial Corp.	139,345	1,065,989
Renasant Corp.	2,304	50,711
S&T Bancorp, Inc.	2,756	49,773
Sandy Spring Bancorp, Inc.	2,204	42,669
SCBT Financial Corp.	1,352	64,382
Signature Bank *	4,495	333,844
State Bank Financial Corp.	2,956	47,000
Sterling Financial Corp.	3,651	77,328
SunTrust Banks, Inc.	53,940	1,488,205
Susquehanna Bancshares, Inc.	18,130	210,852
SVB Financial Group *	4,495	301,435
Synovus Financial Corp.	77,744	197,470
TCF Financial Corp.	18,228	250,453
Texas Capital Bancshares, Inc. *	3,844	162,447
TFS Financial Corp. *	12,586	132,279
TrustCo Bank Corp.	9,120	47,515
Trustmark Corp.	7,192	164,697
U.S. Bancorp	187,891	6,384,536
UMB Financial Corp.	3,596	163,942
Umpqua Holdings Corp.	14,384	180,519
United Bankshares, Inc. (a)	4,536	117,936
Valley National Bancorp (a)	23,531	236,016
ViewPoint Financial Group, Inc.	3,740	77,979
Washington Federal, Inc.	10,788	189,329
Webster Financial Corp.	9,329	205,425
Wells Fargo & Co.	488,243	17,127,564
WesBanco, Inc.	2,404	56,230
Westamerica Bancorp	2,697	119,342
Western Alliance Bancorp *	9,104	121,083
Wintrust Financial Corp.	4,495	164,067
Zions Bancorp	18,133	437,731

		52,662,129

Capital Goods 8.2%
3M Co.	63,193	6,572,072
A.O. Smith Corp.	3,596	257,222
AAON, Inc.	2,104	50,622
AAR Corp.	3,596	63,182
Actuant Corp., Class A	8,091	246,047
Acuity Brands, Inc.	4,495	306,244
Aecom Technology Corp. *	11,041	334,653
Aegion Corp. *	3,816	91,698
AGCO Corp.	9,390	483,397
Air Lease Corp. *	6,534	177,529
Aircastle Ltd.	8,091	108,986
Albany International Corp., Class A	2,995	85,537
Alliant Techsystems, Inc.	3,097	203,783
Altra Holdings, Inc.	2,404	61,879
American Railcar Industries, Inc.	1,252	54,637
AMETEK, Inc.	24,273	1,015,340
Apogee Enterprises, Inc.	2,756	71,077
Applied Industrial Technologies, Inc.	4,495	195,128
Armstrong World Industries, Inc.	2,017	103,129
Astec Industries, Inc.	1,934	68,870
AZZ, Inc.	2,170	96,912
B/E Aerospace, Inc. *	10,788	567,557
Barnes Group, Inc.	4,679	124,508
Beacon Roofing Supply, Inc. *	4,495	165,865
Belden, Inc.	5,394	271,642
Blount International, Inc. *	4,495	67,740
Brady Corp., Class A	4,495	153,055
Briggs & Stratton Corp.	4,736	115,843
Builders FirstSource, Inc. *	9,220	55,781
Carlisle Cos., Inc.	6,293	427,106
Caterpillar, Inc.	64,728	5,978,925
Chart Industries, Inc. *	2,718	197,218
CIRCOR International, Inc.	1,798	74,941
CLARCOR, Inc.	5,394	275,040
Colfax Corp. *	6,499	282,057
Comfort Systems USA, Inc.	3,908	48,772
Crane Co.	5,394	290,089
Cubic Corp.	1,349	56,307
Cummins, Inc.	17,440	2,020,773
Curtiss-Wright Corp.	4,495	156,021
Danaher Corp.	57,689	3,553,642
Deere & Co.	38,736	3,402,183
DigitalGlobe, Inc. *	6,942	181,047
Donaldson Co., Inc.	14,384	518,255
Dover Corp.	17,980	1,318,833
DXP Enterprises, Inc. *	952	59,214
Dycom Industries, Inc. *	3,178	66,579
Eaton Corp. plc	45,635	2,828,001
EMCOR Group, Inc.	6,293	242,721
Emerson Electric Co.	71,662	4,063,235
Encore Wire Corp.	2,269	74,174
EnerSys, Inc. *	4,689	191,686
EnPro Industries, Inc. *	1,950	90,733
ESCO Technologies, Inc.	3,596	145,854
Esterline Technologies Corp. *	3,596	247,872
Exelis, Inc.	17,980	185,554
Fastenal Co.	26,512	1,368,815
Flowserve Corp.	4,868	781,314
Fluor Corp.	16,543	1,024,012
Fortune Brands Home & Security, Inc. *	15,783	545,303
Foster Wheeler AG *	10,988	264,371
Franklin Electric Co., Inc.	1,845	120,054
Gardner Denver, Inc.	5,394	382,920
GATX Corp.	5,394	268,891
GenCorp, Inc. *	5,712	68,830
Generac Holdings, Inc.	2,697	92,912
General Cable Corp. *	4,620	152,183
General Dynamics Corp.	32,623	2,217,385
General Electric Co.	1,040,313	24,156,068
Graco, Inc.	6,293	365,623
GrafTech International Ltd. *	12,586	93,011
Granite Construction, Inc.	3,338	103,778

16 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Great Lakes Dredge & Dock Corp.	5,812	56,667
Greenbrier Cos., Inc. *	2,304	46,656
Griffon Corp.	4,560	51,391
H&E Equipment Services, Inc.	3,694	71,885
Harsco Corp.	8,091	194,022
HEICO Corp., Class A	5,551	184,848
Hexcel Corp. *	9,446	257,403
Honeywell International, Inc.	77,338	5,421,394
Hubbell, Inc., Class B	5,394	501,156
Huntington Ingalls Industries, Inc.	5,394	259,128
Hyster-Yale Materials Handling, Inc.	1,557	79,765
IDEX Corp.	8,091	412,075
II-VI, Inc. *	7,212	124,984
Illinois Tool Works, Inc.	42,662	2,623,713
Ingersoll-Rand plc	28,245	1,487,099
ITT Corp.	8,990	236,707
Jacobs Engineering Group, Inc. *	12,586	614,700
John Bean Technologies Corp.	2,756	50,793
Joy Global, Inc.	10,788	683,312
Kaman Corp.	2,697	94,125
Kaydon Corp.	4,495	112,420
KBR, Inc.	14,478	439,986
Kennametal, Inc.	8,091	327,524
L-3 Communications Holdings, Inc.	9,889	754,234
Lennox International, Inc.	5,394	318,624
Lincoln Electric Holdings, Inc.	8,990	503,889
Lindsay Corp.	1,120	95,704
Lockheed Martin Corp.	26,496	2,331,648
Masco Corp.	37,758	727,219
MasTec, Inc. *	5,973	179,728
Moog, Inc., Class A *	5,394	242,514
MRC Global, Inc. *	2,697	82,852
MSC Industrial Direct Co., Inc., Class A	4,495	383,513
Mueller Industries, Inc.	3,681	195,756
Mueller Water Products, Inc., Class A	15,284	85,896
National Presto Industries, Inc.	500	37,995
Navistar International Corp. *	7,719	191,663
Nordson Corp.	5,394	341,980
Nortek, Inc. *	1,352	97,263
Northrop Grumman Corp.	24,326	1,597,732
Orbital Sciences Corp. *	5,394	79,723
Oshkosh Corp. *	8,990	346,654
Owens Corning *	11,063	429,355
PACCAR, Inc.	35,960	1,705,583
Pall Corp.	11,687	796,820
Parker Hannifin Corp.	15,283	1,443,938
Pentair Ltd. - Reg’d	20,833	1,109,774
Polypore International, Inc. *(a)	4,548	174,097
Powell Industries, Inc. *	1,052	61,237
Precision Castparts Corp.	14,384	2,683,911
Primoris Services Corp.	7,248	135,900
Proto Labs, Inc. *	1,049	48,768
Quanex Building Products Corp.	3,640	72,472
Quanta Services, Inc. *	20,930	594,412
Raven Industries, Inc.	3,596	101,515
Raytheon Co.	32,692	1,784,002
RBC Bearings, Inc. *	2,697	134,418
Regal-Beloit Corp.	4,495	347,374
Rexnord Corp. *	9,175	186,895
Rockwell Automation, Inc.	14,384	1,299,451
Rockwell Collins, Inc.	13,879	834,267
Roper Industries, Inc.	9,889	1,232,268
Rush Enterprises, Inc., Class A *	3,086	75,607
Sauer-Danfoss, Inc.	1,330	71,980
Seaboard Corp.	26	74,178
Simpson Manufacturing Co., Inc.	5,394	156,965
Snap-On, Inc.	5,694	457,057
Solarcity Corp. *(a)	7,944	143,866
Spirit AeroSystems Holdings, Inc., Class A *	11,275	196,298
SPX Corp.	5,394	434,271
Standex International Corp.	899	48,384
Stanley Black & Decker, Inc.	17,081	1,344,275
Sun Hydraulics Corp.	2,269	63,282
TAL International Group, Inc.	2,709	116,622
Teledyne Technologies, Inc. *	3,643	268,052
Tennant Co.	2,697	125,869
Terex Corp. *	11,687	383,450
Textainer Group Holdings Ltd.	2,063	83,428
Textron, Inc.	27,869	804,021
The Babcock & Wilcox Co.	11,687	315,783
The Boeing Co.	66,779	5,135,305
The Gorman-Rupp Co.	1,452	41,876
The Manitowoc Co., Inc.	15,283	283,041
The Middleby Corp. *	1,831	273,387
The Timken Co.	8,091	439,503
The Toro Co.	5,688	256,529
Thermon Group Holdings, Inc. *	1,804	36,982
Titan International, Inc.	3,596	75,912
TransDigm Group, Inc.	4,524	643,946
Trex Co., Inc. *	1,252	59,144
TriMas Corp. *	2,995	85,927
Trinity Industries, Inc.	8,091	349,855
Triumph Group, Inc.	4,797	352,148
Tutor Perini Corp. *	4,204	71,510
United Rentals, Inc. *	9,123	487,259
United Technologies Corp.	83,320	7,544,626
Universal Forest Products, Inc.	1,870	75,885
URS Corp.	8,091	341,926
USG Corp. *	8,567	241,761
Valmont Industries, Inc.	2,145	337,945
W.W. Grainger, Inc.	5,867	1,328,641
Wabash National Corp. *	6,564	62,621
WABCO Holdings, Inc. *	6,293	432,455
Wabtec Corp.	4,595	449,345
Watsco, Inc.	2,697	210,015
Watts Water Technologies, Inc., Class A	2,791	131,010
WESCO International, Inc. *	4,495	332,180
Woodward, Inc.	5,394	201,897
Xylem, Inc.	17,980	494,450

		135,195,503

Commercial & Professional Services 1.1%
ABM Industries, Inc.	4,152	94,250
Acacia Research Corp. *	4,748	132,754
Acco Brands Corp. *	10,788	80,910
Avery Dennison Corp.	10,788	440,690
Cintas Corp.	11,687	513,059
Clean Harbors, Inc. *	5,394	277,791
Copart, Inc. *	11,228	383,324

See financial notes 17

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Covanta Holding Corp.	13,485	263,767
Deluxe Corp.	5,394	214,034
Equifax, Inc.	12,586	693,740
Exponent, Inc. *	1,185	59,570
FTI Consulting, Inc. *	5,394	187,387
G&K Services, Inc., Class A	2,697	112,384
Healthcare Services Group, Inc.	7,192	173,327
Herman Miller, Inc.	5,650	135,600
HNI Corp.	5,394	170,235
Huron Consulting Group, Inc. *	1,798	70,464
ICF International, Inc. *	2,004	49,579
IHS, Inc., Class A *	4,828	512,975
Innerworkings, Inc. *	3,708	54,767
Insperity, Inc.	2,706	76,715
Interface, Inc.	5,629	103,067
Iron Mountain, Inc.	16,651	574,459
KAR Auction Services, Inc.	7,689	163,161
Kelly Services, Inc., Class A	3,156	55,735
Kforce, Inc.	3,708	53,914
Kimball International, Inc., Class B	3,608	33,230
Knoll, Inc.	4,672	79,517
Korn/Ferry International *	4,565	84,498
Manpower, Inc.	8,091	441,769
McGrath Rentcorp	2,200	64,878
Mine Safety Appliances Co.	3,012	141,112
Mistras Group, Inc. *	2,004	40,982
Mobile Mini, Inc. *	3,596	96,804
Navigant Consulting, Inc. *	5,446	69,328
Nielsen Holdings N.V. *	16,117	542,982
On Assignment, Inc. *	3,640	79,570
Performant Financial Corp. *	3,908	51,781
Pitney Bowes, Inc. (a)	20,677	270,869
Quad/Graphics, Inc. (a)	8,480	184,440
R.R. Donnelley & Sons Co. (a)	20,677	215,868
Republic Services, Inc.	30,566	960,995
Robert Half International, Inc.	15,283	543,311
Rollins, Inc.	7,348	180,099
Steelcase, Inc., Class A	7,638	108,078
Stericycle, Inc. *	8,990	862,321
Team, Inc. *	2,697	118,290
Tetra Tech, Inc. *	5,994	172,987
The ADT Corp.	22,804	1,092,083
The Advisory Board Co. *	3,596	182,713
The Brink’s Co.	5,394	142,671
The Corporate Executive Board Co.	3,087	167,130
The Dun & Bradstreet Corp.	4,190	337,714
Towers Watson & Co., Class A	5,570	370,795
TrueBlue, Inc. *	5,394	104,590
Tyco International Ltd.	45,849	1,467,626
UniFirst Corp.	1,798	150,205
United Stationers, Inc.	5,394	195,263
Verisk Analytics, Inc., Class A *	14,384	841,752
Viad Corp.	2,004	55,030
WageWorks, Inc. *	2,404	56,758
Waste Connections, Inc.	12,117	414,523
Waste Management, Inc.	43,152	1,610,433

		18,180,653

Consumer Durables & Apparel 1.5%
American Greetings Corp., Class A (a)	3,840	62,208
Arctic Cat, Inc. *	1,798	65,321
Blyth, Inc. (a)	1,285	18,363
Brunswick Corp.	8,990	327,596
Carter’s, Inc. *	4,823	272,065
Coach, Inc.	28,768	1,390,357
Columbia Sportswear Co. (a)	1,798	99,843
Crocs, Inc. *	9,940	150,690
D.R. Horton, Inc.	28,768	641,526
Deckers Outdoor Corp. *(a)	4,495	181,328
Ethan Allen Interiors, Inc.	2,370	66,218
Fifth & Pacific Cos., Inc. *	11,029	199,515
Fossil, Inc. *	5,394	554,341
G-III Apparel Group Ltd. *	1,352	49,348
Garmin Ltd. (a)	11,687	401,332
Hanesbrands, Inc. *	9,889	392,000
Harman International Industries, Inc.	7,192	305,300
Hasbro, Inc. (a)	11,687	467,714
Helen of Troy Ltd. *	4,495	166,675
Iconix Brand Group, Inc. *	7,206	170,206
iRobot Corp. *	2,409	51,649
Jarden Corp. *	7,648	475,017
KB Home	7,486	139,913
La-Z-Boy, Inc.	7,192	131,757
Leapfrog Enterprises, Inc. *	5,079	43,527
Leggett & Platt, Inc.	13,826	422,799
Lennar Corp., Class A	15,883	612,925
M.D.C Holdings, Inc.	4,495	172,743
Maidenform Brands, Inc. *	2,204	42,295
Mattel, Inc.	33,639	1,370,789
Meritage Homes Corp. *	3,006	121,713
Michael Kors Holdings Ltd. *	11,073	656,407
Mohawk Industries, Inc. *	5,594	593,076
Movado Group, Inc.	2,070	74,603
NACCO Industries, Inc., Class A	899	52,223
Newell Rubbermaid, Inc.	28,768	671,445
NIKE, Inc., Class B	72,266	3,935,606
NVR, Inc. *	448	452,122
Oxford Industries, Inc.	1,800	87,498
Polaris Industries, Inc.	6,407	559,780
PulteGroup, Inc. *	34,162	655,227
PVH Corp.	7,611	927,400
Quiksilver, Inc. *	14,000	87,500
Ralph Lauren Corp.	6,293	1,091,647
Skechers U.S.A., Inc., Class A *	3,840	80,256
Smith & Wesson Holding Corp. *(a)	4,495	42,927
Standard Pacific Corp. *	16,219	132,023
Steven Madden Ltd. *	4,495	198,185
Sturm Ruger & Co., Inc. (a)	1,851	101,083
Tempur-Pedic International, Inc. *	6,293	258,454
The Jones Group, Inc.	7,192	82,996
The Ryland Group, Inc.	4,066	145,238
Toll Brothers, Inc. *	15,283	521,456
True Religion Apparel, Inc.	2,500	66,725
Tumi Holdings, Inc. *	3,055	72,220
Tupperware Brands Corp.	6,293	492,301
Under Armour, Inc., Class A *	7,420	365,658
VF Corp.	8,538	1,376,838
Whirlpool Corp.	7,592	857,516
Wolverine World Wide, Inc.	5,394	227,627

		24,433,110

18 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 2.1%
AFC Enterprises, Inc. *	2,697	80,910
American Public Education, Inc. *	1,800	70,164
Ameristar Casinos, Inc.	3,055	80,041
Apollo Group, Inc., Class A *	9,930	167,519
Ascent Capital Group, Inc., Class A *	1,285	88,138
Bally Technologies, Inc. *	3,990	190,522
BJ’s Restaurants, Inc. *	2,697	83,041
Bloomin’ Brands, Inc. *	7,544	129,832
Bob Evans Farms, Inc.	2,832	115,262
Boyd Gaming Corp. *(a)	5,242	34,440
Brinker International, Inc.	7,687	256,592
Buffalo Wild Wings, Inc. *	1,812	142,586
Burger King Worldwide, Inc. (a)	8,990	164,068
Carnival Corp.	44,140	1,578,888
Chipotle Mexican Grill, Inc. *	3,233	1,024,182
Choice Hotels International, Inc.	2,725	103,632
Churchill Downs, Inc.	1,236	81,551
Coinstar, Inc. *(a)	2,770	141,796
Cracker Barrel Old Country Store, Inc.	2,697	203,030
Darden Restaurants, Inc.	13,485	623,951
Denny’s Corp. *	9,220	52,185
DeVry, Inc.	6,293	188,664
DineEquity, Inc. *	1,343	93,862
Domino’s Pizza, Inc.	5,544	264,005
Dunkin’ Brands Group, Inc.	7,235	268,780
Grand Canyon Education, Inc. *	3,155	75,562
H&R Block, Inc.	28,938	719,399
Hillenbrand, Inc.	7,192	177,570
Hyatt Hotels Corp., Class A *	5,500	225,995
International Game Technology	26,306	419,318
International Speedway Corp., Class A	2,839	85,567
Interval Leisure Group, Inc.	4,688	97,839
ITT Educational Services, Inc. *(a)	3,102	42,746
Jack in the Box, Inc. *	4,152	131,452
K12, Inc. *(a)	3,596	74,977
Krispy Kreme Doughnuts, Inc. *	6,464	85,325
Las Vegas Sands Corp.	34,791	1,791,389
Life Time Fitness, Inc. *	3,841	161,860
Marriott International, Inc., Class A	24,703	974,533
Marriott Vacations Worldwide Corp. *	2,899	119,613
Matthews International Corp., Class A	3,596	118,668
McDonald’s Corp.	99,836	9,574,272
MGM Resorts International *	36,418	454,861
Norwegian Cruise Line Holdings Ltd. *	2,500	77,450
Orient-Express Hotels Ltd., Class A *	8,990	92,867
Panera Bread Co., Class A *	2,811	452,430
Papa John’s International, Inc. *	1,926	100,171
Penn National Gaming, Inc. *	6,493	323,676
Pinnacle Entertainment, Inc. *	5,993	83,902
Regis Corp.	5,650	101,813
Royal Caribbean Cruises Ltd.	14,085	491,144
Service Corp. International	21,112	328,080
SHFL Entertainment, Inc. *	5,023	79,665
Six Flags Entertainment Corp.	5,397	360,574
Sonic Corp. *	6,293	71,048
Sotheby’s	6,389	244,251
Starbucks Corp.	73,540	4,031,463
Starwood Hotels & Resorts Worldwide, Inc.	19,279	1,163,102
Steiner Leisure Ltd. *	1,268	59,786
Stewart Enterprises, Inc., Class A	8,091	68,531
Strayer Education, Inc. (a)	1,200	58,908
Texas Roadhouse, Inc.	6,293	121,707
The Cheesecake Factory, Inc.	4,937	171,018
The Wendy’s Co. (a)	36,859	209,728
Vail Resorts, Inc.	3,596	198,643
Weight Watchers International, Inc. (a)	2,398	102,730
WMS Industries, Inc. *	4,495	112,555
Wyndham Worldwide Corp.	13,879	836,071
Wynn Resorts Ltd.	8,091	945,838
Yum! Brands, Inc.	44,997	2,946,404

		35,392,142

Diversified Financials 5.9%
Affiliated Managers Group, Inc. *	5,394	788,765
American Express Co.	96,339	5,987,469
Ameriprise Financial, Inc.	20,771	1,425,514
Bank of America Corp.	1,068,012	11,993,775
BlackRock, Inc.	12,595	3,019,651
Capital One Financial Corp.	57,536	2,936,062
Cash America International, Inc.	2,840	143,818
CBOE Holdings, Inc.	9,931	356,722
Citigroup, Inc.	291,276	12,224,854
CME Group, Inc.	30,061	1,798,249
Cohen & Steers, Inc. (a)	2,697	88,920
Credit Acceptance Corp. *	899	99,366
DFC Global Corp. *	3,596	67,173
Discover Financial Services	50,732	1,954,704
E*TRADE Financial Corp. *	24,273	259,964
Eaton Vance Corp.	11,687	446,327
Encore Capital Group, Inc. *	2,070	61,168
Evercore Partners, Inc., Class A	1,798	73,179
EZCORP, Inc., Class A *	5,394	111,548
Federated Investors, Inc., Class B (a)	10,788	250,497
Financial Engines, Inc. *	4,495	146,897
First Cash Financial Services, Inc. *	2,712	143,492
Franklin Resources, Inc.	13,639	1,926,509
GAMCO Investors, Inc., Class A	1,371	73,348
Greenhill & Co., Inc.	2,392	145,386
HFF, Inc., Class A	4,495	82,528
Interactive Brokers Group, Inc., Class A	4,187	61,591
IntercontinentalExchange, Inc. *	7,192	1,113,465
Invesco Ltd.	45,849	1,228,295
Janus Capital Group, Inc.	17,980	166,495
Jefferies Group, Inc.	14,539	315,787
JPMorgan Chase & Co.	376,681	18,427,234
Legg Mason, Inc.	12,737	363,004
Leucadia National Corp.	19,778	532,028
LPL Financial Holdings, Inc.	3,338	105,247
MarketAxess Holdings, Inc.	3,066	119,758
Moody’s Corp.	19,073	916,648

See financial notes 19

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Morgan Stanley	136,346	3,074,602
MSCI, Inc. *	12,586	416,974
Nelnet, Inc., Class A	2,773	92,008
Netspend Holdings, Inc. *	5,456	86,478
NewStar Financial, Inc. *	4,630	62,644
Northern Trust Corp.	21,576	1,147,196
NYSE Euronext	26,071	971,927
PHH Corp. *	5,582	117,278
PICO Holdings, Inc. *	2,104	45,257
Piper Jaffray Cos., Inc. *	3,102	119,644
Portfolio Recovery Associates, Inc. *	1,798	210,231
Raymond James Financial, Inc.	10,974	481,539
SEI Investments Co.	13,174	372,429
SLM Corp.	46,331	878,899
State Street Corp.	46,063	2,606,705
Stifel Financial Corp. *	6,069	209,623
T. Rowe Price Group, Inc.	25,172	1,791,995
TD Ameritrade Holding Corp.	23,374	444,340
The Bank of New York Mellon Corp.	115,616	3,137,818
The Charles Schwab Corp. (b)	108,144	1,756,259
The Goldman Sachs Group, Inc.	43,698	6,544,212
The McGraw-Hill Cos., Inc.	27,869	1,297,302
The NASDAQ OMX Group, Inc.	11,775	372,796
Virtus Investment Partners, Inc. *	400	67,204
Waddell & Reed Financial, Inc., Class A	8,391	344,199
Walter Investment Management Corp. *	2,755	126,510
WisdomTree Investments, Inc. *	10,788	98,171
World Acceptance Corp. *	1,798	141,503

		96,971,180

Energy 10.3%
Alon USA Energy, Inc.	4,204	81,936
Alpha Natural Resources, Inc. *	19,778	157,828
Anadarko Petroleum Corp.	49,445	3,934,833
Apache Corp.	38,657	2,871,055
Approach Resources, Inc. *	2,747	67,988
Arch Coal, Inc. (a)	20,677	108,141
Atwood Oceanics, Inc. *	5,394	275,903
Baker Hughes, Inc.	43,152	1,934,073
Berry Petroleum Co., Class A	5,394	246,883
Bill Barrett Corp. *	2,500	45,125
Bonanza Creek Energy, Inc. *	2,104	71,178
Bristow Group, Inc.	3,291	191,734
C&J Energy Services, Inc. *	4,213	101,955
Cabot Oil & Gas Corp.	21,576	1,337,065
Cameron International Corp. *	25,172	1,603,960
CARBO Ceramics, Inc. (a)	1,945	176,606
Carrizo Oil & Gas, Inc. *	3,596	84,470
Cheniere Energy, Inc. *	20,983	446,938
Chesapeake Energy Corp.	51,401	1,036,244
Chevron Corp.	194,058	22,733,895
Cimarex Energy Co.	8,990	605,117
Clean Energy Fuels Corp. *(a)	6,293	79,166
Cloud Peak Energy, Inc. *	6,293	107,862
Cobalt International Energy, Inc. *	18,322	452,004
Comstock Resources, Inc. *	4,495	63,469
Concho Resources, Inc. *	10,236	920,831
ConocoPhillips	120,466	6,981,005
CONSOL Energy, Inc.	22,199	713,698
Contango Oil & Gas Co.	899	34,845
Continental Resources, Inc. *	5,594	492,272
Crosstex Energy, Inc.	5,097	84,967
CVR Energy, Inc.	1,798	101,012
Delek US Holdings, Inc.	2,878	107,522
Denbury Resources, Inc. *	38,706	701,353
Devon Energy Corp.	37,758	2,048,749
Diamond Offshore Drilling, Inc.	6,693	466,368
Diamondback Energy, Inc. *	3,178	72,172
Dresser-Rand Group, Inc. *	7,341	452,646
Dril-Quip, Inc. *	3,643	299,564
Energen Corp.	7,192	332,558
Ensco plc, Class A	22,600	1,359,164
EOG Resources, Inc.	26,970	3,390,399
EPL Oil & Gas, Inc. *	4,525	116,428
EQT Corp.	15,283	964,204
Era Group, Inc. *	1,798	36,302
EXCO Resources, Inc. (a)	15,283	101,479
Exterran Holdings, Inc. *	6,321	159,479
Exxon Mobil Corp.	452,359	40,508,748
FMC Technologies, Inc. *	23,562	1,223,103
Forest Oil Corp. *	10,788	62,570
Forum Energy Technologies, Inc. *	6,538	174,434
Geospace Technologies Corp. *	1,244	121,066
Gulfmark Offshore, Inc., Class A	2,697	96,337
Gulfport Energy Corp. *	5,849	239,517
Halcon Resources Corp. *	9,520	67,592
Halliburton Co.	91,698	3,806,384
Helix Energy Solutions Group, Inc. *	9,889	231,501
Helmerich & Payne, Inc.	10,289	681,749
Hercules Offshore, Inc. *	15,849	107,456
Hess Corp.	29,667	1,972,856
HollyFrontier Corp.	20,277	1,139,567
Hornbeck Offshore Services, Inc. *	3,596	152,830
ION Geophysical Corp. *	17,081	113,418
Key Energy Services, Inc. *	17,081	146,555
Kinder Morgan, Inc.	62,281	2,308,757
KiOR, Inc., Class A *(a)	9,060	49,921
Kodiak Oil & Gas Corp. *	24,309	216,350
Laredo Petroleum Holdings, Inc. *	9,739	166,926
Lufkin Industries, Inc.	3,596	232,949
Marathon Oil Corp.	71,021	2,379,204
Marathon Petroleum Corp.	34,162	2,831,347
McDermott International, Inc. *	23,374	297,317
McMoRan Exploration Co. *	9,923	159,661
Murphy Oil Corp.	18,879	1,149,354
Nabors Industries Ltd. *	29,667	497,219
National-Oilwell Varco, Inc.	42,253	2,878,697
Newfield Exploration Co. *	13,485	311,773
Newpark Resources, Inc. *	9,020	79,466
Noble Corp.	25,415	910,365
Noble Energy, Inc.	17,980	1,992,723
Northern Oil and Gas, Inc. *	6,293	86,277
Oasis Petroleum, Inc. *	7,192	263,946
Occidental Petroleum Corp.	80,910	6,661,320
Oceaneering International, Inc.	10,788	686,009
Oil States International, Inc. *	5,394	410,753
Parker Drilling Co. *	11,369	54,116
Patterson-UTI Energy, Inc.	16,182	377,688
PBF Energy, Inc. *	2,500	104,375
PDC Energy, Inc. *	3,596	167,717
Peabody Energy Corp.	27,869	600,856

20 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Phillips 66	62,930	3,962,073
Pioneer Energy Services Corp. *	6,023	52,581
Pioneer Natural Resources Co.	12,034	1,513,998
Plains Exploration & Production Co. *	12,714	576,834
QEP Resources, Inc.	17,245	525,283
Range Resources Corp.	16,182	1,242,778
Rentech, Inc.	36,400	99,372
Resolute Energy Corp. *	8,165	83,120
Rex Energy Corp. *	7,280	98,134
Rosetta Resources, Inc. *	4,989	242,865
Rowan Cos. plc, Class A *	12,586	435,350
RPC, Inc. (a)	4,811	77,842
Sanchez Energy Corp. *	3,278	60,676
SandRidge Energy, Inc. *(a)	35,082	199,967
Schlumberger Ltd.	131,954	10,272,619
SEACOR Holdings, Inc.	1,798	124,925
SemGroup Corp., Class A *	4,495	207,175
SM Energy Co.	6,293	364,239
Solazyme, Inc. *(a)	5,410	47,229
Southwestern Energy Co. *	34,162	1,170,732
Spectra Energy Corp.	65,781	1,910,280
Stone Energy Corp. *	4,845	99,080
Superior Energy Services, Inc. *	15,583	412,170
Swift Energy Co. *	4,500	60,840
Targa Resources Corp.	3,596	219,356
Teekay Corp.	3,842	133,317
Tesoro Corp.	14,384	808,956
TETRA Technologies, Inc. *	8,134	75,077
The Williams Cos., Inc.	66,534	2,309,395
Tidewater, Inc.	5,394	255,298
Transocean Ltd.	35,960	1,880,708
Ultra Petroleum Corp. *	15,283	260,728
Unit Corp. *	4,495	204,433
VAALCO Energy, Inc. *	8,165	66,218
Valero Energy Corp.	55,738	2,541,095
W&T Offshore, Inc.	3,596	53,437
Weatherford International Ltd. *	74,617	886,450
Western Refining, Inc.	6,293	225,856
Whiting Petroleum Corp. *	11,382	554,303
World Fuel Services Corp.	7,192	273,512
WPX Energy, Inc. *	19,058	270,433

		170,331,948

Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	4,495	254,372
Costco Wholesale Corp.	43,152	4,370,866
CVS Caremark Corp.	123,429	6,309,690
Harris Teeter Supermarkets, Inc.	4,706	202,358
PriceSmart, Inc.	1,798	133,322
Rite Aid Corp. *	60,501	99,222
Safeway, Inc. (a)	23,593	562,929
Spartan Stores, Inc.	3,640	60,642
SUPERVALU, Inc. (a)	20,796	82,560
Susser Holdings Corp. *	1,452	64,295
Sysco Corp.	58,435	1,879,270
The Andersons, Inc.	2,697	132,369
The Fresh Market, Inc. *	3,896	181,631
The Kroger Co.	50,762	1,482,758
United Natural Foods, Inc. *	4,495	227,537
Wal-Mart Stores, Inc.	166,523	11,786,498
Walgreen Co.	85,680	3,507,739
Weis Markets, Inc.	1,798	72,747
Whole Foods Market, Inc.	17,416	1,491,158

		32,901,963

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	202,280	6,786,494
Annie’s, Inc. *	952	39,946
Archer-Daniels-Midland Co.	64,889	2,067,364
B&G Foods, Inc.	5,394	158,584
Beam, Inc.	15,383	938,824
Boulder Brands, Inc. *	4,495	38,297
Brown-Forman Corp., Class B	14,778	969,732
Bunge Ltd.	14,384	1,065,998
Cal-Maine Foods, Inc.	1,252	50,693
Campbell Soup Co.	17,669	727,256
Coca-Cola Enterprises, Inc.	27,220	973,932
ConAgra Foods, Inc.	40,599	1,384,832
Constellation Brands, Inc., Class A *	14,566	644,400
Crimson Wine Group Ltd. *	1	6
Darling International, Inc. *	11,687	195,056
Dean Foods Co. *	18,286	303,548
Dole Food Co., Inc. *	3,608	40,410
Dr. Pepper Snapple Group, Inc.	20,850	909,477
Flowers Foods, Inc.	11,276	317,758
Fresh Del Monte Produce, Inc.	4,495	117,275
General Mills, Inc.	63,988	2,959,445
Green Mountain Coffee Roasters, Inc. *(a)	12,739	608,415
H.J. Heinz Co.	32,364	2,344,125
Hillshire Brands Co.	11,705	379,242
Hormel Foods Corp.	14,384	538,105
Ingredion, Inc.	8,091	535,624
J&J Snack Foods Corp.	1,850	128,057
Kellogg Co.	24,273	1,468,517
Kraft Foods Group, Inc.	58,602	2,840,439
Lancaster Colony Corp.	1,810	132,438
Lorillard, Inc.	38,499	1,483,751
McCormick & Co., Inc. Non Voting Shares	12,986	873,568
Mead Johnson Nutrition Co.	20,677	1,548,914
Molson Coors Brewing Co., Class B	15,283	675,661
Mondelez International, Inc., Class A	175,705	4,858,243
Monster Beverage Corp. *	15,283	770,722
PepsiCo, Inc.	154,110	11,676,915
Philip Morris International, Inc.	166,270	15,255,272
Pilgrim’s Pride Corp. *	8,468	74,603
Post Holdings, Inc. *	2,697	104,266
Reynolds American, Inc.	32,592	1,423,619
Sanderson Farms, Inc.	2,697	136,819
Smithfield Foods, Inc. *	12,279	273,085
Snyders-Lance, Inc.	5,394	133,555
The Boston Beer Co., Inc., Class A *(a)	899	139,732
The Coca-Cola Co.	383,763	14,859,303
The Hain Celestial Group, Inc. *	4,495	246,101
The Hershey Co.	15,283	1,273,685
The J.M. Smucker Co.	10,835	1,032,576
Tootsie Roll Industries, Inc. (a)	2,751	77,248
TreeHouse Foods, Inc. *	3,596	209,970
Tyson Foods, Inc., Class A	27,869	631,790

See financial notes 21

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Universal Corp.	2,697	150,466
Vector Group Ltd.	5,089	81,678
WhiteWave Foods Co., Class A *(a)	6,767	105,836

		87,761,667

Health Care Equipment & Services 4.3%
Abaxis, Inc.	2,409	102,190
Abbott Laboratories	156,453	5,286,547
ABIOMED, Inc. *(a)	3,162	50,718
Acadia Healthcare Co., Inc. *	6,944	189,016
Aetna, Inc.	32,804	1,548,021
Air Methods Corp.	3,039	136,117
Alere, Inc. *	8,091	184,151
Align Technology, Inc. *	6,888	216,559
Allscripts Healthcare Solutions, Inc. *	18,879	240,141
AmerisourceBergen Corp.	23,163	1,093,294
AmSurg Corp. *	2,955	89,241
Analogic Corp.	1,103	81,832
ArthroCare Corp. *	2,791	97,462
athenahealth, Inc. *	3,596	337,269
Baxter International, Inc.	54,839	3,707,116
Becton, Dickinson & Co.	19,479	1,715,321
Bio-Reference Labs, Inc. *(a)	2,370	62,758
BioScrip, Inc. *	5,512	60,356
Boston Scientific Corp. *	140,361	1,037,268
Brookdale Senior Living, Inc. *	8,990	248,843
C.R. Bard, Inc.	7,553	746,614
Cantel Medical Corp.	2,070	64,439
Cardinal Health, Inc.	33,557	1,550,669
CareFusion Corp. *	22,475	735,831
Centene Corp. *	5,394	242,838
Cerner Corp. *	14,384	1,258,025
Chemed Corp.	1,845	142,416
CIGNA Corp.	28,896	1,689,260
Community Health Systems, Inc.	9,889	417,909
Computer Programs & Systems, Inc.	1,096	57,145
Conceptus, Inc. *	2,956	66,007
CONMED Corp.	2,734	85,055
Coventry Health Care, Inc.	13,027	590,905
Covidien plc	47,647	3,028,920
Cyberonics, Inc. *	2,192	100,284
DaVita HealthCare Partners, Inc. *	8,385	1,003,014
DENTSPLY International, Inc.	14,384	595,785
Dexcom, Inc. *	8,091	120,799
Edwards Lifesciences Corp. *	11,687	1,004,264
Emeritus Corp. *	2,885	82,194
Endologix, Inc. *	5,515	83,056
Express Scripts Holding Co. *	80,711	4,593,263
Globus Medical, Inc., Class A *(a)	5,230	75,573
Greatbatch, Inc. *	2,204	59,662
Haemonetics Corp. *	5,394	222,502
Hanger, Inc. *	3,230	95,802
HCA Holdings, Inc.	24,081	893,164
Health Management Associates, Inc., Class A *	26,071	286,520
Health Net, Inc. *	9,889	254,543
HEALTHSOUTH Corp. *	8,990	216,839
HealthStream, Inc. *	1,904	40,727
Henry Schein, Inc. *	8,990	802,088
Hill-Rom Holdings, Inc.	6,293	206,284
HMS Holdings Corp. *	8,265	239,602
Hologic, Inc. *	25,172	549,505
Humana, Inc.	16,182	1,104,583
ICU Medical, Inc. *	1,085	61,585
IDEXX Laboratories, Inc. *	5,408	498,185
Insulet Corp. *	4,495	101,452
Integra LifeSciences Holdings Corp. *	2,711	110,446
Intuitive Surgical, Inc. *	3,885	1,980,923
IPC The Hospitalist Co. *	1,385	57,754
Kindred Healthcare, Inc. *	8,990	101,317
Laboratory Corp. of America Holdings *	9,889	876,165
Landauer, Inc.	952	55,892
LifePoint Hospitals, Inc. *	5,394	237,821
Magellan Health Services, Inc. *	3,596	185,410
Masimo Corp.	5,394	107,071
McKesson Corp.	23,374	2,480,683
MedAssets, Inc. *	5,420	100,107
Medidata Solutions, Inc. *	2,409	125,557
MEDNAX, Inc. *	4,795	410,548
Medtronic, Inc.	100,829	4,533,272
Meridian Bioscience, Inc.	6,293	133,412
Merit Medical Systems, Inc. *	4,495	53,580
Molina Healthcare, Inc. *	2,886	92,092
MWI Veterinary Supply, Inc. *	1,146	144,694
National Healthcare Corp.	952	44,144
Neogen Corp. *	2,697	126,273
NuVasive, Inc. *	4,682	86,945
NxStage Medical, Inc. *	5,394	60,521
Omnicare, Inc.	11,687	435,458
Omnicell, Inc. *	3,056	55,069
OraSure Technologies, Inc. *	3,596	19,994
Orthofix International N.V. *	1,836	68,409
Owens & Minor, Inc.	6,293	191,622
Patterson Cos., Inc.	8,285	301,077
Quest Diagnostics, Inc.	15,583	875,297
Quidel Corp. *	8,464	200,343
ResMed, Inc.	14,384	639,944
Select Medical Holdings Corp.	8,325	76,923
Sirona Dental Systems, Inc. *	5,469	388,408
St. Jude Medical, Inc.	31,149	1,277,109
STERIS Corp.	5,394	210,366
Stryker Corp.	28,363	1,811,828
Team Health Holdings, Inc. *	4,495	150,538
Teleflex, Inc.	4,495	359,420
Tenet Healthcare Corp. *	12,028	472,821
The Cooper Cos., Inc.	4,495	476,740
The Ensign Group, Inc.	1,452	45,477
Thoratec Corp. *	5,394	189,923
Triple-S Management Corp., Class B *	3,010	54,060
UnitedHealth Group, Inc.	101,981	5,450,884
Universal American Corp.	8,091	67,479
Universal Health Services, Inc., Class B	8,990	520,431
Vanguard Health Systems, Inc. *	6,787	100,923
Varian Medical Systems, Inc. *	10,993	776,436
VCA Antech, Inc. *	8,091	177,678
Vocera Communications, Inc. *	1,352	35,652
Volcano Corp. *	5,394	116,726
WellCare Health Plans, Inc. *	4,495	257,069

22 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WellPoint, Inc.	30,007	1,865,835
West Pharmaceutical Services, Inc.	3,596	217,270
Wright Medical Group, Inc. *	5,394	125,410
Zimmer Holdings, Inc.	17,228	1,291,411

		71,860,185

Household & Personal Products 2.2%
Avon Products, Inc.	42,253	826,046
Central Garden & Pet Co., Class A *	3,908	34,117
Church & Dwight Co., Inc.	14,384	891,233
Colgate-Palmolive Co.	44,151	5,052,199
Elizabeth Arden, Inc. *	2,292	89,159
Energizer Holdings, Inc.	6,407	588,995
Harbinger Group, Inc. *	5,712	48,952
Herbalife Ltd. (a)	11,687	470,869
Kimberly-Clark Corp.	39,280	3,703,318
Nu Skin Enterprises, Inc., Class A	6,293	259,272
Prestige Brands Holdings, Inc. *	4,788	113,906
Revlon, Inc., Class A *	3,056	68,913
Spectrum Brands Holdings, Inc.	2,240	121,162
The Clorox Co.	12,733	1,069,699
The Estee Lauder Cos., Inc., Class A	23,674	1,517,503
The Procter & Gamble Co.	271,145	20,655,826
WD-40 Co.	1,327	71,937

		35,583,106

Insurance 4.2%
ACE Ltd.	33,463	2,857,406
Aflac, Inc.	46,748	2,335,063
Alleghany Corp. *	1,798	679,410
Allied World Assurance Co. Holdings AG	3,596	315,765
American Equity Investment Life Holding Co.	5,993	83,183
American Financial Group, Inc.	7,738	340,162
American International Group, Inc. *	146,025	5,550,410
American National Insurance Co.	930	74,744
AMERISAFE, Inc. *	1,804	58,846
AmTrust Financial Services, Inc.	2,886	95,960
Aon plc	32,385	1,978,400
Arch Capital Group Ltd. *	13,485	662,383
Argo Group International Holdings Ltd.	3,596	136,576
Arthur J. Gallagher & Co.	12,586	484,309
Aspen Insurance Holdings Ltd.	7,192	257,905
Assurant, Inc.	7,794	327,270
Assured Guaranty Ltd.	19,112	356,821
Axis Capital Holdings Ltd.	11,728	477,681
Berkshire Hathaway, Inc., Class B *	180,446	18,434,363
Brown & Brown, Inc.	11,687	350,610
Cincinnati Financial Corp.	15,283	687,888
Citizens, Inc. *	4,208	38,672
CNA Financial Corp.	3,612	113,922
CNO Financial Group, Inc.	22,883	250,340
Employers Holdings, Inc.	3,596	75,552
Endurance Specialty Holdings Ltd.	5,394	237,552
Enstar Group Ltd. *	899	112,681
Erie Indemnity Co., Class A	2,711	198,445
Everest Re Group Ltd.	5,394	672,146
FBL Financial Group, Inc., Class A	2,070	75,224
Fidelity National Financial, Inc., Class A	20,818	519,201
First American Financial Corp.	10,788	262,041
Genworth Financial, Inc., Class A *	47,647	406,905
Greenlight Capital Re Ltd., Class A *	2,697	64,674
Hartford Financial Services Group, Inc.	43,241	1,020,920
HCC Insurance Holdings, Inc.	10,788	431,520
Hilltop Holdings, Inc. *	12,788	164,198
Horace Mann Educators Corp.	4,201	85,952
Infinity Property & Casualty Corp.	899	50,515
Kemper Corp.	5,394	170,666
Lincoln National Corp.	27,411	809,721
Loews Corp.	30,801	1,327,831
Maiden Holdings Ltd.	4,860	48,989
Markel Corp. *	899	434,622
Marsh & McLennan Cos., Inc.	53,672	1,993,378
MBIA, Inc. *	14,896	144,044
Mercury General Corp.	3,596	139,777
MetLife, Inc.	107,735	3,818,128
Montpelier Re Holdings Ltd.	5,535	136,825
National Financial Partners Corp. *	4,495	88,372
Old Republic International Corp.	23,518	282,451
OneBeacon Insurance Group Ltd., Class A	13,020	174,077
PartnerRe Ltd.	6,477	578,007
Platinum Underwriters Holdings Ltd.	3,091	163,452
Primerica, Inc.	4,495	141,458
Principal Financial Group, Inc.	27,911	882,267
ProAssurance Corp.	7,192	337,233
Protective Life Corp.	8,091	258,265
Prudential Financial, Inc.	46,043	2,558,610
Reinsurance Group of America, Inc.	7,192	413,540
RenaissanceRe Holdings Ltd.	5,394	471,651
RLI Corp.	1,798	123,954
Safety Insurance Group, Inc.	1,798	84,506
Selective Insurance Group, Inc.	5,394	119,963
StanCorp Financial Group, Inc.	4,495	178,946
Symetra Financial Corp.	7,519	99,025
The Allstate Corp.	47,848	2,201,965
The Chubb Corp.	26,190	2,200,746
The Hanover Insurance Group, Inc.	5,394	230,216
The Navigators Group, Inc. *	905	50,825
The Progressive Corp.	56,149	1,367,790
The Travelers Cos., Inc.	37,787	3,038,831
Torchmark Corp.	10,097	567,350
Tower Group, Inc.	3,596	67,065
United Fire Group, Inc.	2,004	49,258
Unum Group	28,385	694,581
Validus Holdings Ltd.	9,229	328,829
W.R. Berkley Corp.	10,932	453,678
White Mountains Insurance Group Ltd.	512	289,280
XL Group plc	30,722	879,878

		69,725,665

Materials 3.9%
A. Schulman, Inc.	2,850	89,347
Air Products & Chemicals, Inc.	20,830	1,798,462
Airgas, Inc.	6,707	672,578

See financial notes 23

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Albemarle Corp.	8,990	585,069
Alcoa, Inc.	104,588	891,090
Allegheny Technologies, Inc.	10,389	316,553
Allied Nevada Gold Corp. *	8,091	148,065
AMCOL International Corp.	2,356	68,889
American Vanguard Corp.	2,170	67,335
AptarGroup, Inc.	6,293	339,444
Ashland, Inc.	7,192	560,760
Axiall Corp.	5,733	324,373
Balchem Corp.	3,596	145,027
Ball Corp.	15,425	685,024
Bemis Co., Inc.	10,788	402,824
Berry Plastics Group, Inc. *	7,644	146,918
Boise, Inc.	11,687	100,391
Buckeye Technologies, Inc.	4,495	124,646
Cabot Corp.	6,293	231,457
Calgon Carbon Corp. *	5,464	93,216
Carpenter Technology Corp.	4,495	212,299
Celanese Corp., Series A	16,182	758,127
CF Industries Holdings, Inc.	6,293	1,263,823
Chemtura Corp. *	10,788	217,055
Clearwater Paper Corp. *	2,697	130,508
Cliffs Natural Resources, Inc. (a)	14,384	366,217
Coeur d’Alene Mines Corp. *	8,990	170,900
Commercial Metals Co.	11,687	190,615
Compass Minerals International, Inc.	3,596	265,097
Crown Holdings, Inc. *	14,678	570,534
Cytec Industries, Inc.	4,495	325,393
Deltic Timber Corp.	1,127	80,457
Domtar Corp.	3,596	268,118
E.I. du Pont de Nemours & Co.	92,597	4,435,396
Eagle Materials, Inc.	4,090	263,028
Eastman Chemical Co.	15,283	1,065,684
Ecolab, Inc.	26,071	1,995,735
Flotek Industries, Inc. *	4,108	57,676
FMC Corp.	13,532	815,438
Freeport-McMoRan Copper & Gold, Inc.	94,677	3,022,090
Globe Specialty Metals, Inc.	4,958	70,850
Graphic Packaging Holding Co. *	12,652	93,878
Greif, Inc., Class A	3,596	182,929
H.B. Fuller Co.	4,737	193,601
Haynes International, Inc.	1,798	92,597
Hecla Mining Co.	25,172	116,798
Horsehead Holding Corp. *	4,220	44,605
Huntsman Corp.	17,980	309,795
Innophos Holdings, Inc.	2,697	131,695
International Flavors & Fragrances, Inc.	8,091	590,481
International Paper Co.	43,211	1,901,716
Intrepid Potash, Inc.	5,394	106,316
Kaiser Aluminum Corp.	1,798	110,110
KapStone Paper and Packaging Corp.	4,515	120,280
Koppers Holdings, Inc.	2,697	111,872
Kraton Performance Polymers, Inc. *	2,995	72,000
Kronos Worldwide, Inc. (a)	4,630	79,219
Louisiana-Pacific Corp. *	13,485	282,780
LSB Industries, Inc. *	1,800	69,750
LyondellBasell Industries N.V., Class A	37,581	2,202,998
Martin Marietta Materials, Inc.	4,495	436,599
Materion Corp.	1,904	52,665
McEwen Mining, Inc. *	25,674	62,388
MeadWestvaco Corp.	17,081	609,962
Minerals Technologies, Inc.	3,624	145,830
Molycorp, Inc. *(a)	14,000	85,960
Monsanto Co.	53,041	5,358,732
Myers Industries, Inc.	3,596	52,933
Neenah Paper, Inc.	1,352	39,478
NewMarket Corp.	1,025	257,962
Newmont Mining Corp.	49,522	1,995,241
Noranda Aluminum Holding Corp.	6,464	30,769
Nucor Corp.	31,072	1,399,794
Olin Corp.	8,990	208,208
OM Group, Inc. *	2,697	66,184
Owens-Illinois, Inc. *	17,081	435,565
P.H. Glatfelter Co.	4,040	73,326
Packaging Corp. of America	9,889	413,162
PolyOne Corp.	8,990	204,882
PPG Industries, Inc.	15,283	2,058,009
Praxair, Inc.	29,667	3,353,854
Quaker Chemical Corp.	1,798	103,223
Reliance Steel & Aluminum Co.	7,239	482,045
Resolute Forest Products *	9,596	132,425
Rock-Tenn Co., Class A	7,333	648,604
Rockwood Holdings, Inc.	7,492	468,999
Royal Gold, Inc.	6,308	413,426
RPM International, Inc.	13,485	410,079
RTI International Metals, Inc. *	2,855	84,708
Schnitzer Steel Industries, Inc., Class A	2,697	77,161
Schweitzer-Mauduit International, Inc.	3,596	132,513
Sealed Air Corp.	19,148	425,277
Sensient Technologies Corp.	5,394	199,093
Sigma-Aldrich Corp.	11,840	912,390
Silgan Holdings, Inc.	4,596	197,306
Sonoco Products Co.	9,889	314,174
Steel Dynamics, Inc.	21,576	329,466
Stepan Co.	1,798	110,110
Stillwater Mining Co. *	11,170	145,657
SunCoke Energy, Inc. *	5,900	97,291
Texas Industries, Inc. *(a)	1,992	115,636
The Dow Chemical Co.	119,222	3,781,722
The Mosaic Co.	27,223	1,593,634
The Scotts Miracle-Gro Co., Class A	4,495	199,173
The Sherwin-Williams Co.	8,338	1,347,337
The Valspar Corp.	8,990	553,874
Tredegar Corp.	2,310	56,549
Tronox Ltd., Class A (a)	8,280	170,071
United States Steel Corp. (a)	14,384	299,763
Valhi, Inc.	6,309	102,711
Vulcan Materials Co.	12,692	646,404
W.R. Grace & Co. *	6,793	486,243
Walter Energy, Inc.	6,293	200,054
Wausau Paper Corp.	1,505	14,854
Westlake Chemical Corp.	1,945	167,698
Worthington Industries, Inc.	6,325	179,250

		64,090,351

Media 3.4%
AMC Networks, Inc., Class A *	6,293	361,218

24 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Arbitron, Inc.	2,697	126,328
Belo Corp., Class A	9,889	85,441
Cablevision Systems Corp., Class A	23,374	327,002
CBS Corp., Class B Non Voting Shares	58,757	2,549,466
Charter Communications, Inc., Class A *	4,495	388,323
Cinemark Holdings, Inc.	10,788	299,906
Clear Channel Outdoor Holdings, Inc., Class A *	15,677	119,145
Comcast Corp., Class A	262,927	10,461,865
DIRECTV *	59,807	2,880,903
Discovery Communications, Inc., Series A *	24,367	1,786,832
DISH Network Corp., Class A	22,528	783,974
DreamWorks Animation SKG, Inc., Class A *(a)	6,938	115,171
Gannett Co., Inc.	25,172	505,202
John Wiley & Sons, Inc., Class A	4,895	179,059
Lamar Advertising Co., Class A *	6,293	290,988
Liberty Global, Inc., Series A *	25,172	1,734,099
Liberty Media Corp. *	10,935	1,180,980
Live Nation Entertainment, Inc. *	13,576	143,770
Meredith Corp. (a)	4,495	188,880
Morningstar, Inc.	2,697	184,960
National CineMedia, Inc.	6,321	96,395
News Corp., Class A	201,123	5,792,342
Omnicom Group, Inc.	26,165	1,505,273
Pandora Media, Inc. *(a)	9,256	112,923
Regal Entertainment Group, Class A (a)	8,091	126,786
Scholastic Corp.	2,200	66,220
Scripps Networks Interactive, Inc., Class A	8,990	566,820
Sinclair Broadcast Group, Inc., Class A	4,860	68,429
Sirius XM Radio, Inc.	324,810	1,006,911
Starz - Liberty Capital *	10,935	202,954
The Interpublic Group of Cos., Inc.	43,187	551,930
The Madison Square Garden Co., Class A *	5,847	326,964
The New York Times Co., Class A *	16,182	156,480
The Walt Disney Co.	175,424	9,576,396
The Washington Post Co., Class B	412	164,199
Time Warner Cable, Inc.	30,163	2,605,782
Time Warner, Inc.	93,690	4,981,497
Valassis Communications, Inc.	4,495	123,568
Viacom, Inc., Class B	46,763	2,733,765

		55,459,146

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	156,453	5,776,245
Achillion Pharmaceuticals, Inc. *	6,670	54,027
Acorda Therapeutics, Inc. *	3,837	114,151
Actavis, Inc. *	12,600	1,073,016
Aegerion Pharmaceuticals, Inc. *	2,552	76,866
Affymax, Inc. *(a)	3,256	8,661
Agilent Technologies, Inc.	34,162	1,417,040
Akorn, Inc. *	6,384	88,099
Alexion Pharmaceuticals, Inc. *	18,979	1,646,238
Alkermes plc *	11,893	258,197
Allergan, Inc.	30,566	3,313,966
Alnylam Pharmaceuticals, Inc. *	5,860	138,823
Amgen, Inc.	76,110	6,957,215
Arena Pharmaceuticals, Inc. *(a)	19,185	160,962
ARIAD Pharmaceuticals, Inc. *	17,980	378,119
Arqule, Inc. *	5,394	13,269
Array BioPharma, Inc. *	9,020	35,088
Auxilium Pharmaceuticals, Inc. *	4,495	76,640
AVEO Pharmaceuticals, Inc. *	5,750	38,353
Bio-Rad Laboratories, Inc., Class A *	1,798	221,514
Biogen Idec, Inc. *	23,447	3,900,174
BioMarin Pharmaceutical, Inc. *	12,040	697,959
Bristol-Myers Squibb Co.	163,279	6,036,425
Bruker Corp. *	8,091	141,916
Celgene Corp. *	42,547	4,389,999
Cepheid, Inc. *	7,192	262,005
Charles River Laboratories International, Inc. *	4,789	195,104
Clovis Oncology, Inc. *(a)	2,855	53,845
Covance, Inc. *	6,293	419,051
Cubist Pharmaceuticals, Inc. *	6,293	267,012
Dendreon Corp. *(a)	15,283	88,489
Dynavax Technologies Corp. *	17,417	35,531
Eli Lilly & Co.	101,000	5,520,660
Emergent Biosolutions, Inc. *	4,590	71,099
Endo Health Solutions, Inc. *	11,687	362,297
Exact Sciences Corp. *	5,610	59,915
Exelixis, Inc. *(a)	14,425	65,778
Forest Laboratories, Inc. *	22,916	843,309
Genomic Health, Inc. *	2,196	62,915
Gilead Sciences, Inc. *	149,634	6,390,868
Halozyme Therapeutics, Inc. *	8,990	49,085
Hospira, Inc. *	16,182	476,236
Idenix Pharmaceuticals, Inc. *	11,938	50,259
Illumina, Inc. *	12,586	630,936
ImmunoGen, Inc. *	8,091	122,741
Impax Laboratories, Inc. *	8,095	160,524
Incyte Corp. *(a)	12,754	283,139
Infinity Pharmaceuticals, Inc. *	3,804	157,067
Intercept Pharmaceuticals, Inc. *(a)	1,852	72,265
InterMune, Inc. *	8,000	70,960
Ironwood Pharmaceuticals, Inc. *	9,146	136,550
Isis Pharmaceuticals, Inc. *	9,193	135,137
Jazz Pharmaceuticals plc *	4,530	263,555
Johnson & Johnson	274,822	20,916,702
Lexicon Pharmaceuticals, Inc. *	43,315	85,331
Life Technologies Corp. *	17,980	1,045,177
Luminex Corp. *	4,495	75,876
MAP Pharmaceuticals, Inc. *	2,956	73,900
Medivation, Inc. *	7,192	353,415
Merck & Co., Inc.	301,565	12,885,872
Merrimack Pharmaceuticals, Inc. *	8,465	54,176
Mettler-Toledo International, Inc. *	2,944	626,483
Momenta Pharmaceuticals, Inc. *	4,781	60,910
Mylan, Inc. *	41,354	1,224,492
Myriad Genetics, Inc. *	8,990	228,526
Nektar Therapeutics *	13,485	125,006
Neurocrine Biosciences, Inc. *	7,280	77,022
NPS Pharmaceuticals, Inc. *	10,903	87,006
Onyx Pharmaceuticals, Inc. *	6,993	526,643
Opko Health, Inc. *(a)	16,182	112,303
Optimer Pharmaceuticals, Inc. *	5,621	68,127

See financial notes 25

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pacira Pharmaceuticals, Inc. *(a)	2,756	60,246
PAREXEL International Corp. *	6,293	218,304
PDL BioPharma, Inc. (a)	17,980	128,377
PerkinElmer, Inc.	12,586	430,064
Perrigo Co.	8,505	962,511
Pfizer, Inc.	732,936	20,060,458
Pharmacyclics, Inc. *	5,394	473,485
Puma Biotechnology, Inc. *	3,178	81,706
Questcor Pharmaceuticals, Inc. (a)	6,293	205,152
Regeneron Pharmaceuticals, Inc. *	7,465	1,246,655
Rigel Pharmaceuticals, Inc. *	8,182	54,983
Salix Pharmaceuticals Ltd. *	5,394	263,497
Santarus, Inc. *	5,656	75,055
Seattle Genetics, Inc. *	9,930	279,430
Sequenom, Inc. *(a)	13,264	54,515
Spectrum Pharmaceuticals, Inc. (a)	6,293	71,740
Synageva BioPharma Corp. *	3,854	192,584
Techne Corp.	3,596	244,492
The Medicines Co. *	5,436	172,919
Theravance, Inc. *	7,317	148,462
Thermo Fisher Scientific, Inc.	35,607	2,627,797
United Therapeutics Corp. *	5,394	322,615
Vertex Pharmaceuticals, Inc. *	21,177	991,507
ViroPharma, Inc. *	7,248	180,765
VIVUS, Inc. *(a)	8,990	96,373
Warner Chilcott plc, Class A	18,386	248,395
Waters Corp. *	8,990	833,553
Zoetis, Inc. *	8,400	280,980

		123,952,881

Real Estate 3.8%
Acadia Realty Trust	4,548	122,432
AG Mortgage Investment Trust, Inc.	2,004	52,565
Alexander & Baldwin, Inc. *	4,495	158,359
Alexander’s, Inc.	199	64,575
Alexandria Real Estate Equities, Inc.	6,293	447,684
American Assets Trust, Inc.	3,157	95,436
American Campus Communities, Inc.	10,171	459,729
American Capital Agency Corp.	33,663	1,067,790
American Capital Mortgage Investment Corp.	3,055	78,513
American Tower Corp.	39,556	3,069,546
Annaly Capital Management, Inc.	97,991	1,517,881
Anworth Mortgage Asset Corp.	19,778	120,646
Apartment Investment & Management Co., Class A	14,390	426,232
Apollo Residential Mortgage, Inc.	2,204	49,326
ARMOUR Residential REIT, Inc.	27,893	186,604
Ashford Hospitality Trust	7,192	84,650
Associated Estates Realty Corp.	4,201	73,433
AvalonBay Communities, Inc.	11,062	1,380,869
BioMed Realty Trust, Inc.	15,283	322,777
Boston Properties, Inc.	15,283	1,587,598
Brandywine Realty Trust	15,283	210,141
BRE Properties, Inc.	7,492	364,186
Camden Property Trust	8,091	559,412
Capstead Mortgage Corp.	10,788	135,282
CBL & Associates Properties, Inc.	17,081	388,422
CBRE Group, Inc., Class A *	29,884	722,296
Chesapeake Lodging Trust	2,697	58,066
Chimera Investment Corp.	97,182	289,602
Colonial Properties Trust	8,990	193,824
Colony Financial, Inc.	3,167	70,149
CommonWealth REIT	8,990	226,997
Coresite Realty Corp.	1,798	58,255
Corporate Office Properties Trust	7,728	199,923
Corrections Corp. of America	10,788	413,720
Cousins Properties, Inc.	10,111	98,279
CreXus Investment Corp.	6,595	87,779
CubeSmart	10,788	159,015
CYS Investments, Inc.	16,341	193,804
DCT Industrial Trust, Inc.	30,566	221,909
DDR Corp.	24,273	419,195
DiamondRock Hospitality Co.	18,917	169,118
Digital Realty Trust, Inc.	12,586	843,010
Douglas Emmett, Inc.	12,586	308,483
Duke Realty Corp.	30,785	497,486
DuPont Fabros Technology, Inc.	6,293	145,746
EastGroup Properties, Inc.	3,596	204,289
Education Realty Trust, Inc.	10,788	117,697
EPR Properties	4,287	209,163
Equity Lifestyle Properties, Inc.	4,495	331,237
Equity One, Inc.	5,850	137,533
Equity Residential	31,773	1,748,786
Essex Property Trust, Inc.	3,596	535,768
Extra Space Storage, Inc.	9,889	370,244
Federal Realty Investment Trust	6,293	668,380
FelCor Lodging Trust, Inc. *	12,586	63,182
First Industrial Realty Trust, Inc. *	8,990	142,671
First Potomac Realty Trust	4,825	68,177
Forest City Enterprises, Inc., Class A *	12,874	206,499
Forestar Group, Inc. *	3,156	54,978
Franklin Street Properties Corp.	8,091	111,251
General Growth Properties, Inc.	44,269	847,309
Getty Realty Corp.	2,404	47,792
Glimcher Realty Trust	13,485	151,841
Government Properties Income Trust (a)	4,504	119,176
Hatteras Financial Corp.	9,590	255,957
HCP, Inc.	44,516	2,175,942
Health Care REIT, Inc.	25,672	1,646,602
Healthcare Realty Trust, Inc.	8,397	223,360
Healthcare Trust of America, Inc.	17,894	205,423
Hersha Hospitality Trust	14,662	82,254
Highwoods Properties, Inc.	7,192	262,508
Home Properties, Inc.	5,394	336,693
Hospitality Properties Trust	12,586	336,046
Host Hotels & Resorts, Inc.	71,277	1,188,188
Hudson Pacific Properties, Inc.	2,756	62,203
Inland Real Estate Corp.	7,480	72,257
Invesco Mortgage Capital, Inc.	11,288	237,274
Investors Real Estate Trust	8,365	79,551
iStar Financial, Inc. *	7,216	72,088
Jones Lang LaSalle, Inc.	4,495	434,397
Kennedy-Wilson Holdings, Inc.	4,495	72,235
Kilroy Realty Corp.	7,192	379,450
Kimco Realty Corp.	40,455	880,705
LaSalle Hotel Properties	8,091	205,430
Lexington Realty Trust	13,162	150,837
Liberty Property Trust	11,388	441,741
LTC Properties, Inc.	2,891	111,506

26 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mack-Cali Realty Corp.	8,411	238,704
Medical Properties Trust, Inc.	13,192	191,548
MFA Financial, Inc.	35,061	311,342
Mid-America Apartment Communities, Inc.	3,896	270,538
National Health Investors, Inc.	2,139	138,607
National Retail Properties, Inc.	10,442	359,727
NorthStar Realty Finance Corp.	12,990	116,260
OMEGA Healthcare Investors, Inc.	10,788	301,956
Parkway Properties, Inc.	4,530	76,602
Pebblebrook Hotel Trust	5,748	137,435
Pennsylvania REIT	6,293	113,589
Pennymac Mortgage Investment Trust	5,692	144,691
Piedmont Office Realty Trust, Inc., Class A	17,980	353,487
Plum Creek Timber Co., Inc.	16,182	784,827
Post Properties, Inc.	5,394	257,510
Potlatch Corp.	4,495	197,825
ProLogis, Inc.	46,748	1,820,367
PS Business Parks, Inc.	1,493	110,467
Public Storage	14,384	2,175,005
Ramco-Gershenson Properties Trust	4,495	71,021
Rayonier, Inc.	12,586	703,180
Realogy Holdings Corp. *	3,736	167,560
Realty Income Corp.	18,124	827,361
Redwood Trust, Inc.	9,889	200,351
Regency Centers Corp.	8,990	466,401
Resource Capital Corp.	8,468	57,582
Retail Opportunity Investments Corp. (a)	4,825	62,291
Retail Properties of America, Inc., Class A	15,417	228,172
RLJ Lodging Trust	10,354	221,472
Rouse Properties, Inc. (a)	3,804	63,184
Ryman Hospitality Properties (a)	5,244	234,669
Sabra Health Care REIT, Inc.	3,640	96,205
Saul Centers, Inc.	1,254	54,875
Select Income REIT	2,452	68,190
Senior Housing Properties Trust	17,334	434,910
Simon Property Group, Inc.	30,566	4,855,715
SL Green Realty Corp.	8,990	733,764
Sovran Self Storage, Inc.	2,705	164,572
Spirit Realty Capital, Inc.	3,747	74,640
STAG Industrial, Inc.	3,056	64,818
Starwood Property Trust, Inc.	13,213	369,303
Strategic Hotels & Resorts, Inc. *	17,980	130,894
Sun Communities, Inc.	2,709	126,050
Sunstone Hotel Investors, Inc. *	13,495	152,898
Tanger Factory Outlet Centers	9,195	324,492
Taubman Centers, Inc.	6,293	482,799
The Geo Group, Inc.	8,163	281,950
The Howard Hughes Corp. *	2,697	207,103
The Macerich Co.	13,485	810,583
The St. Joe Co. *	9,889	220,525
Two Harbors Investment Corp.	26,970	346,834
UDR, Inc.	24,626	587,576
Universal Health Realty Income Trust	1,798	102,684
Ventas, Inc.	29,068	2,057,433
Vornado Realty Trust	16,576	1,329,561
Washington REIT	6,293	174,253
Weingarten Realty Investors	12,586	385,761
Weyerhaeuser Co.	53,094	1,561,495
WP Carey, Inc.	5,438	324,050
Zillow, Inc., Class A *(a)	5,257	225,841

		62,602,869

Retailing 4.3%
Aaron’s, Inc.	8,091	220,803
Abercrombie & Fitch Co., Class A	8,091	377,283
Advance Auto Parts, Inc.	7,206	550,106
Aeropostale, Inc. *	8,091	105,345
Amazon.com, Inc. *	35,968	9,505,263
American Eagle Outfitters, Inc.	17,980	371,826
Ann, Inc. *	5,511	155,906
Asbury Automotive Group, Inc. *	3,023	102,056
Ascena Retail Group, Inc. *	14,384	241,507
AutoNation, Inc. *	3,796	166,151
AutoZone, Inc. *	3,749	1,425,182
Barnes & Noble, Inc. *(a)	2,951	46,449
Bed Bath & Beyond, Inc. *	23,374	1,326,475
Best Buy Co., Inc.	26,417	433,503
Big Lots, Inc. *	6,421	213,819
Blue Nile, Inc. *(a)	1,152	39,087
Brown Shoe Co., Inc.	5,406	88,658
Cabela’s, Inc. *	4,777	241,668
CarMax, Inc. *	22,475	863,265
Chico’s FAS, Inc.	17,980	305,300
Conn’s, Inc. *	2,004	64,208
Core-Mark Holding Co., Inc.	899	43,080
Dick’s Sporting Goods, Inc.	9,390	469,500
Dillard’s, Inc., Class A	3,596	286,529
Dollar General Corp. *	26,261	1,216,935
Dollar Tree, Inc. *	23,434	1,058,865
DSW, Inc., Class A	2,978	201,581
Expedia, Inc.	9,205	587,647
Express, Inc. *	8,583	158,786
Family Dollar Stores, Inc.	9,468	544,883
Five Below, Inc. *	3,772	150,126
Foot Locker, Inc.	16,182	553,263
Francesca’s Holdings Corp. *(a)	3,156	80,320
Fred’s, Inc., Class A	3,156	42,827
GameStop Corp., Class A (a)	12,075	302,600
Genesco, Inc. *	2,697	158,260
Genuine Parts Co.	15,283	1,085,551
GNC Holdings, Inc., Class A	8,091	331,731
Group 1 Automotive, Inc.	2,697	155,725
Groupon, Inc. *(a)	31,845	144,258
Guess?, Inc.	5,845	161,848
Hibbett Sports, Inc. *	2,392	126,393
HomeAway, Inc. *	2,840	83,780
HSN, Inc.	3,690	197,415
J.C. Penney Co., Inc. (a)	13,926	244,680
Jos. A. Bank Clothiers, Inc. *	3,596	149,234
Kayak Software Corp. *	3,104	123,756
Kohl’s Corp.	21,135	974,324
Liberty Interactive Corp., Series A *	50,967	1,064,191
Liberty Ventures, Series A *	2,853	205,987
Limited Brands, Inc.	23,568	1,072,815
Lithia Motors, Inc., Class A	1,798	73,898
LKQ Corp. *	29,168	618,070

See financial notes 27

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lowe’s Cos., Inc.	112,651	4,297,636
Lumber Liquidators Holdings, Inc. *	2,470	146,199
Macy’s, Inc.	39,697	1,631,547
Monro Muffler Brake, Inc.	2,907	107,704
Netflix, Inc. *	5,394	1,014,504
Nordstrom, Inc.	14,925	809,234
O’Reilly Automotive, Inc. *	11,775	1,197,989
Office Depot, Inc. *	27,560	111,067
OfficeMax, Inc.	8,368	100,165
Penske Automotive Group, Inc.	3,950	117,552
PetSmart, Inc.	10,931	711,717
Pier 1 Imports, Inc.	10,788	242,406
Pool Corp.	5,394	246,614
Priceline.com, Inc. *	4,919	3,382,206
Rent-A-Center, Inc.	5,659	205,309
Restoration Hardware Holdings, Inc. *(a)	3,772	145,637
Ross Stores, Inc.	22,683	1,314,707
rue21, Inc. *	1,352	36,504
Saks, Inc. *(a)	10,071	114,809
Sally Beauty Holdings, Inc. *	15,283	423,950
Sears Holdings Corp. *(a)	3,338	150,210
Select Comfort Corp. *	6,293	129,195
Shutterfly, Inc. *	3,612	156,327
Signet Jewelers Ltd.	8,091	495,331
Sonic Automotive, Inc., Class A	4,505	100,642
Stage Stores, Inc.	3,596	88,785
Staples, Inc.	67,425	888,662
Target Corp.	64,375	4,053,050
The Buckle, Inc. (a)	2,697	120,853
The Cato Corp., Class A	2,716	69,693
The Children’s Place Retail Stores, Inc. *	2,192	99,648
The Finish Line, Inc., Class A	4,939	89,445
The Gap, Inc.	29,288	964,161
The Home Depot, Inc.	147,923	10,132,726
The Men’s Wearhouse, Inc.	5,394	151,679
The TJX Cos., Inc.	72,166	3,245,305
Tiffany & Co.	11,734	788,055
Tractor Supply Co.	7,192	747,896
TripAdvisor, Inc. *	10,862	493,787
Ulta Salon, Cosmetics & Fragrance, Inc.	6,293	557,308
Urban Outfitters, Inc. *	11,130	450,988
Vitamin Shoppe, Inc. *	3,596	188,970
Williams-Sonoma, Inc.	8,485	385,219

		70,418,109

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. *	3,256	58,738
Advanced Micro Devices, Inc. *(a)	59,544	148,265
Altera Corp.	32,364	1,146,333
Analog Devices, Inc.	29,667	1,341,542
Applied Materials, Inc.	122,297	1,675,469
Atmel Corp. *	44,950	305,660
ATMI, Inc. *	3,596	78,752
Broadcom Corp., Class A	50,656	1,727,876
Brooks Automation, Inc.	7,192	72,711
Cabot Microelectronics Corp.	2,697	92,157
Cavium, Inc. *	4,681	172,823
Cirrus Logic, Inc. *	7,293	175,324
Cree, Inc. *	12,596	569,717
Cymer, Inc. *	3,596	355,573
Cypress Semiconductor Corp.	17,081	179,863
Diodes, Inc. *	3,596	71,668
Entegris, Inc. *	13,485	128,242
Entropic Communications, Inc. *	8,468	37,344
Fairchild Semiconductor International, Inc. *	12,281	175,127
First Solar, Inc. *	5,394	139,435
Hittite Microwave Corp. *	2,392	155,049
Integrated Device Technology, Inc. *	14,049	95,533
Intel Corp.	495,349	10,328,027
International Rectifier Corp. *	7,192	151,176
Intersil Corp., Class A	11,687	99,223
KLA-Tencor Corp.	17,081	935,356
Kulicke & Soffa Industries, Inc. *	8,091	87,545
Lam Research Corp. *	17,999	761,358
Lattice Semiconductor Corp. *	11,512	53,876
Linear Technology Corp.	22,628	865,295
LSI Corp. *	55,109	383,559
Marvell Technology Group Ltd.	52,142	526,634
Maxim Integrated Products, Inc.	28,862	899,917
MEMC Electronic Materials, Inc. *	24,327	120,419
Micrel, Inc.	4,660	49,023
Microchip Technology, Inc.	18,879	688,517
Micron Technology, Inc. *	100,292	841,450
Microsemi Corp. *	9,889	204,010
MKS Instruments, Inc.	5,394	146,393
Monolithic Power Systems, Inc.	3,155	77,581
NVIDIA Corp.	60,805	769,791
OmniVision Technologies, Inc. *	5,634	86,820
ON Semiconductor Corp. *	43,152	345,216
Peregrine Semiconductor Corp. *	2,304	23,017
PMC-Sierra, Inc. *	21,576	140,028
Power Integrations, Inc.	2,725	113,932
Rambus, Inc. *	10,788	60,844
RF Micro Devices, Inc. *	35,061	161,631
Semtech Corp. *	7,192	219,859
Silicon Image, Inc. *	9,120	42,043
Silicon Laboratories, Inc. *	4,495	186,632
Skyworks Solutions, Inc. *	18,879	402,123
Spansion, Inc., Class A *	4,660	54,802
SunPower Corp. *(a)	15,356	180,279
Teradyne, Inc. *	17,980	301,345
Tessera Technologies, Inc.	5,394	96,229
Texas Instruments, Inc.	112,469	3,865,560
TriQuint Semiconductor, Inc. *	16,182	76,055
Ultratech, Inc. *	3,596	147,364
Veeco Instruments, Inc. *	3,743	119,439
Volterra Semiconductor Corp. *	4,495	68,998
Xilinx, Inc.	25,596	953,963

		34,538,530

Software & Services 9.3%
Accelrys, Inc. *	5,612	53,090
Accenture plc, Class A	63,133	4,694,570
ACI Worldwide, Inc. *	3,786	173,437
Activision Blizzard, Inc.	41,354	591,362
Acxiom Corp. *	8,990	163,708
Adobe Systems, Inc. *	48,633	1,911,277
Advent Software, Inc. *	3,596	94,215

28 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Akamai Technologies, Inc. *	17,980	664,541
Alliance Data Systems Corp. *	4,842	768,377
ANSYS, Inc. *	9,137	692,585
AOL, Inc. *	9,947	367,044
Aspen Technology, Inc. *	9,143	281,239
Autodesk, Inc. *	22,475	825,282
Automatic Data Processing, Inc.	47,841	2,935,524
Blackbaud, Inc.	6,293	174,945
Blucora, Inc. *	3,808	59,024
BMC Software, Inc. *	14,740	590,632
Booz Allen Hamilton Holding Corp.	12,156	155,597
Bottomline Technologies (de), Inc. *	4,495	121,949
Broadridge Financial Solutions, Inc.	12,607	289,331
BroadSoft, Inc. *	2,697	56,637
CA, Inc.	33,716	825,705
CACI International, Inc., Class A *	2,697	136,873
Cadence Design Systems, Inc. *	26,071	369,165
Cardtronics, Inc. *	4,495	118,488
Cass Information Systems, Inc.	1,139	48,692
Citrix Systems, Inc. *	18,879	1,338,521
Cognizant Technology Solutions Corp., Class A *	29,262	2,246,444
CommVault Systems, Inc. *	4,495	332,405
Computer Sciences Corp.	15,283	734,042
Compuware Corp. *	23,374	271,372
comScore, Inc. *	3,378	53,845
Comverse, Inc. *	2,069	56,939
Concur Technologies, Inc. *	4,495	315,549
Convergys Corp.	12,586	208,802
CoreLogic, Inc. *	10,330	267,650
Cornerstone OnDemand, Inc. *	3,135	106,151
CoStar Group, Inc. *	2,697	271,696
CSG Systems International, Inc. *	3,596	69,798
Dealertrack Technologies, Inc. *	3,596	106,046
Demand Media, Inc. *	4,108	33,275
Demandware, Inc. *(a)	1,352	35,760
Dice Holdings, Inc. *	5,412	52,172
Digital River, Inc. *	4,201	59,822
DST Systems, Inc.	3,596	244,240
EarthLink, Inc.	10,365	60,221
eBay, Inc. *	114,838	6,279,342
Ebix, Inc. (a)	2,697	43,233
Electronic Arts, Inc. *	32,364	567,341
Ellie Mae, Inc. *	1,452	29,476
EPAM Systems, Inc. *	2,304	48,338
EPIQ Systems, Inc.	3,256	40,505
Equinix, Inc. *	4,674	988,785
Euronet Worldwide, Inc. *	5,394	130,211
ExactTarget, Inc. *	8,246	183,886
Exlservice Holdings, Inc. *	2,697	81,638
Facebook, Inc., Class A *	54,456	1,483,926
FactSet Research Systems, Inc. (a)	4,495	437,319
Fair Isaac Corp.	3,153	139,804
Fidelity National Information Services, Inc.	25,172	947,726
Fiserv, Inc. *	13,499	1,108,403
FleetCor Technologies, Inc. *	4,196	292,923
Forrester Research, Inc.	1,352	37,126
Fortinet, Inc. *	12,664	306,215
Gartner, Inc. *	8,990	447,342
Genpact Ltd.	13,039	229,617
Global Cash Access Holdings, Inc. *	6,364	45,184
Global Payments, Inc.	7,734	372,856
Google, Inc., Class A *	26,424	21,170,909
Guidewire Software, Inc. *	3,105	113,488
Heartland Payment Systems, Inc.	3,296	102,506
IAC/InterActiveCorp	8,091	329,708
iGate Corp. *	4,047	77,338
Imperva, Inc. *	1,252	45,698
Infoblox, Inc. *	3,608	76,093
Informatica Corp. *	10,489	367,220
Interactive Intelligence Group, Inc. *	1,352	56,257
International Business Machines Corp.	105,362	21,159,850
Intuit, Inc.	27,270	1,758,370
j2 Global, Inc.	4,616	164,699
Jack Henry & Associates, Inc.	8,990	393,043
Jive Software, Inc. *	8,212	136,155
Lender Processing Services, Inc.	8,990	220,794
LinkedIn Corp., Class A *	6,493	1,091,993
Liquidity Services, Inc. *(a)	2,697	91,833
LivePerson, Inc. *	4,649	67,271
LogMeIn, Inc. *	2,252	40,221
Manhattan Associates, Inc. *	2,697	188,412
ManTech International Corp., Class A (a)	4,640	115,118
MasterCard, Inc., Class A	10,562	5,469,215
MAXIMUS, Inc.	3,116	226,782
Mentor Graphics Corp. *	8,091	143,292
MICROS Systems, Inc. *	8,091	346,295
Microsoft Corp.	751,625	20,895,175
MicroStrategy, Inc., Class A *	899	91,590
Millennial Media, Inc. *	5,938	55,639
Monotype Imaging Holdings, Inc.	3,596	75,516
Monster Worldwide, Inc. *	13,545	69,350
Netscout Systems, Inc. *	3,209	81,605
NetSuite, Inc. *	2,744	191,504
NeuStar, Inc., Class A *	7,192	315,369
NIC, Inc.	5,394	95,582
Nuance Communications, Inc. *	24,013	442,079
OpenTable, Inc. *	2,298	127,769
Oracle Corp.	371,998	12,744,651
Paychex, Inc.	32,364	1,071,248
Pegasystems, Inc.	1,920	52,589
Progress Software Corp. *	5,872	132,237
Proofpoint, Inc. *	2,956	41,325
PROS Holdings, Inc. *	2,304	60,042
PTC, Inc. *	11,914	275,690
QLIK Technologies, Inc. *	7,478	194,428
QuinStreet, Inc. *	5,412	31,011
Rackspace Hosting, Inc. *	10,788	602,618
RealPage, Inc. *	3,322	71,954
Red Hat, Inc. *	18,879	959,242
Responsys, Inc. *	4,208	33,959
Rovi Corp. *	6,204	110,369
SAIC, Inc.	28,077	331,870
Salesforce.com, Inc. *	12,886	2,180,569
Sapient Corp. *	10,457	117,328
ServiceNow, Inc. *	6,638	215,536
SolarWinds, Inc. *	5,971	337,123
Solera Holdings, Inc.	6,693	376,816
Sourcefire, Inc. *	2,697	144,640
Splunk, Inc. *	2,370	85,628
SS&C Technologies Holdings, Inc. *	3,294	83,371

See financial notes 29

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Symantec Corp. *	71,604	1,678,398
Synchronoss Technologies, Inc. *	3,596	108,491
Synopsys, Inc. *	14,637	512,734
Syntel, Inc.	1,309	78,749
Take-Two Interactive Software, Inc. *	8,990	131,614
Tangoe, Inc. *	3,056	41,776
TeleTech Holdings, Inc. *	3,666	68,591
Teradata Corp. *	17,081	991,723
TIBCO Software, Inc. *	14,972	321,149
TiVo, Inc. *	13,485	167,079
Total System Services, Inc.	15,818	375,836
Tyler Technologies, Inc. *	3,596	202,814
Ultimate Software Group, Inc. *	2,697	265,034
Unisys Corp. *	4,495	103,295
United Online, Inc.	8,668	51,141
ValueClick, Inc. *	8,091	215,787
Vantiv, Inc., Class A *	4,049	88,106
VeriFone Systems, Inc. *	10,788	204,648
Verint Systems, Inc. *	5,166	176,522
VeriSign, Inc. *	16,182	741,136
VirnetX Holding Corp. *(a)	3,938	138,736
Virtusa Corp. *	2,404	50,364
Visa, Inc., Class A	51,516	8,172,498
VMware, Inc., Class A *	8,283	594,968
Vocus, Inc. *	2,204	30,944
Web.com Group, Inc. *	3,596	61,420
WebMD Health Corp. *	3,596	79,472
Websense, Inc. *	3,759	56,347
Western Union Co.	61,132	857,682
WEX, Inc. *	3,743	280,762
Workday, Inc., Class A *	2,018	111,575
Yahoo! Inc. *	102,980	2,194,504
Yelp, Inc. *(a)	6,059	134,449
Zynga, Inc., Class A *	45,170	153,126

		154,358,687

Technology Hardware & Equipment 6.2%
3D Systems Corp. *(a)	6,972	257,685
Acme Packet, Inc. *	5,394	157,397
ADTRAN, Inc. (a)	6,293	140,586
Amphenol Corp., Class A	16,182	1,146,656
Anixter International, Inc.	2,744	189,116
Apple, Inc.	93,420	41,235,588
Arris Group, Inc. *	13,485	233,965
Arrow Electronics, Inc. *	10,530	422,779
Aruba Networks, Inc. *	9,889	246,434
Avnet, Inc. *	15,283	539,643
AVX Corp.	10,491	123,584
Badger Meter, Inc.	1,385	70,303
Benchmark Electronics, Inc. *	5,582	97,238
Black Box Corp.	1,452	35,226
Brocade Communications Systems, Inc. *	45,315	254,217
Ciena Corp. *	8,990	137,008
Cisco Systems, Inc.	525,466	10,955,966
Cognex Corp.	4,495	185,149
Coherent, Inc.	2,697	155,779
Comtech Telecommunications Corp.	1,940	51,953
Corning, Inc.	149,732	1,888,120
Daktronics, Inc.	4,760	48,600
Dell, Inc.	144,087	2,010,014
Diebold, Inc.	6,293	177,714
Dolby Laboratories, Inc., Class A	5,394	171,961
DTS, Inc. *	1,904	37,890
EchoStar Corp., Class A *	3,870	146,441
Electro Rent Corp.	2,404	38,897
Electronics for Imaging, Inc. *	4,495	103,655
EMC Corp. *	208,437	4,796,135
Emulex Corp. *	13,485	86,978
F5 Networks, Inc. *	8,091	764,033
Fabrinet *	3,608	59,207
FARO Technologies, Inc. *	2,697	114,218
FEI Co.	3,667	232,268
Finisar Corp. *	8,990	131,703
FLIR Systems, Inc.	15,283	402,554
Fusion-io, Inc. *(a)	6,297	106,293
Harmonic, Inc. *	14,560	82,846
Harris Corp.	11,082	532,712
Hewlett-Packard Co.	194,272	3,912,638
Infinera Corp. *	17,980	116,690
Ingram Micro, Inc., Class A *	15,283	288,237
Insight Enterprises, Inc. *	4,495	86,394
InterDigital, Inc.	4,495	199,578
Intermec, Inc. *	6,764	66,964
InvenSense, Inc. *	9,780	117,556
IPG Photonics Corp. (a)	2,791	165,478
Itron, Inc. *	3,596	151,284
Ixia *	5,433	110,181
Jabil Circuit, Inc.	19,778	370,442
JDS Uniphase Corp. *	24,273	343,706
Juniper Networks, Inc. *	53,041	1,096,888
Lexmark International, Inc., Class A	7,192	158,368
Littelfuse, Inc.	1,798	118,974
Loral Space & Communications, Inc.	1,798	104,716
Measurement Specialties, Inc. *	1,485	53,935
Methode Electronics, Inc.	4,208	55,167
Molex, Inc.	14,384	398,581
Motorola Solutions, Inc.	28,177	1,752,891
MTS Systems Corp.	1,330	71,820
Multi-Fineline Electronix, Inc. *	2,070	31,630
National Instruments Corp.	9,889	297,461
NCR Corp. *	15,283	421,505
NetApp, Inc. *	36,859	1,246,940
NETGEAR, Inc. *	3,596	122,444
Newport Corp. *	3,708	60,626
OSI Systems, Inc. *	1,845	106,327
Palo Alto Networks, Inc. *(a)	3,188	194,882
Park Electrochemical Corp.	2,170	54,901
Plantronics, Inc.	5,394	217,702
Plexus Corp. *	3,239	78,902
Polycom, Inc. *	16,182	147,418
Power-One, Inc. *	13,775	58,681
QLogic Corp. *	6,204	70,602
QUALCOMM, Inc.	168,554	11,062,199
Quantum Corp. *	28,112	35,421
RealD, Inc. *(a)	4,725	54,999
Riverbed Technology, Inc. *	15,289	233,616
Rofin-Sinar Technologies, Inc. *	2,890	76,787
Rogers Corp. *	1,385	66,078
Ruckus Wireless, Inc. *(a)	4,004	85,525
SanDisk Corp. *	24,273	1,223,116
Sanmina Corp. *	7,192	73,646
ScanSource, Inc. *	2,374	71,244

30 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Seagate Technology plc	34,706	1,116,145
Sonus Networks, Inc. *	25,689	62,938
Super Micro Computer, Inc. *	3,640	42,588
Synaptics, Inc. *	3,596	124,997
SYNNEX Corp. *	2,254	85,945
TE Connectivity Ltd.	43,156	1,731,850
Tech Data Corp. *	4,495	238,505
Tellabs, Inc.	35,061	71,174
Trimble Navigation Ltd. *	12,586	747,986
TTM Technologies, Inc. *	5,959	48,864
Ubiquiti Networks, Inc. (a)	5,956	82,014
Universal Display Corp. *	2,568	80,584
ViaSat, Inc. *	4,495	211,085
Vishay Intertechnology, Inc. *	13,956	184,080
Western Digital Corp.	22,475	1,059,921
Xerox Corp.	129,127	1,047,220
Zebra Technologies Corp., Class A *	5,394	241,220

		101,578,767

Telecommunication Services 2.6%
AT&T, Inc.	564,328	20,265,019
Atlantic Tele-Network, Inc.	1,798	84,506
CenturyLink, Inc.	62,313	2,160,392
Cincinnati Bell, Inc. *	19,778	64,279
Clearwire Corp., Class A *	35,457	110,626
Cogent Communications Group, Inc.	4,495	113,049
Consolidated Communications Holdings, Inc.	2,697	45,310
Crown Castle International Corp. *	28,874	2,015,405
Frontier Communications Corp. (a)	97,991	405,683
General Communication, Inc., Class A *	6,382	53,928
Leap Wireless International, Inc. *	9,260	49,541
Level 3 Communications, Inc. *	16,182	323,316
MetroPCS Communications, Inc. *	31,148	305,250
NII Holdings, Inc. *(a)	16,182	77,997
NTELOS Holdings Corp.	2,855	35,630
Premiere Global Services, Inc. *	6,293	67,146
SBA Communications Corp., Class A *	12,387	880,963
Shenandoah Telecommunications Co.	5,510	79,399
Sprint Nextel Corp. *	296,670	1,720,686
Telephone & Data Systems, Inc.	11,687	267,515
tw telecom, Inc. *	15,283	386,966
United States Cellular Corp. *	1,798	66,148
USA Mobility, Inc.	5,510	64,026
Verizon Communications, Inc.	283,786	13,204,563
Vonage Holdings Corp. *	35,115	92,704
Windstream Corp. (a)	58,435	501,957

		43,442,004

Transportation 1.9%
Alaska Air Group, Inc. *	7,192	370,748
Allegiant Travel Co.	1,798	144,361
AMERCO	899	135,488
Atlas Air Worldwide Holdings, Inc. *	2,697	127,271
Avis Budget Group, Inc. *	9,262	216,453
C.H. Robinson Worldwide, Inc.	16,182	922,698
Con-way, Inc.	5,480	192,622
CSX Corp.	103,451	2,373,166
Delta Air Lines, Inc. *	83,114	1,186,037
Expeditors International of Washington, Inc.	20,677	803,301
FedEx Corp.	28,815	3,037,966
Forward Air Corp.	3,596	135,641
Genesee & Wyoming, Inc., Class A *	4,495	402,392
Heartland Express, Inc.	5,000	67,850
Hertz Global Holdings, Inc. *	29,197	582,480
Hub Group, Inc., Class A *	3,724	140,507
J.B. Hunt Transport Services, Inc.	8,685	603,781
JetBlue Airways Corp. *	27,869	168,886
Kansas City Southern	10,812	1,113,312
Kirby Corp. *	5,394	409,836
Knight Transportation, Inc.	4,495	70,392
Landstar System, Inc.	5,394	303,628
Matson, Inc.	4,495	115,566
Norfolk Southern Corp.	31,529	2,303,194
Old Dominion Freight Line, Inc. *	6,851	246,293
Roadrunner Transportation Systems, Inc. *	2,304	52,485
Ryder System, Inc.	5,394	303,143
SkyWest, Inc.	4,930	69,020
Southwest Airlines Co.	73,718	862,501
Spirit Airlines, Inc. *	4,560	92,340
Swift Transportation Co. *	8,127	109,958
Union Pacific Corp.	46,895	6,429,774
United Continental Holdings, Inc. *	32,686	873,043
United Parcel Service, Inc., Class B	71,168	5,882,035
US Airways Group, Inc. *	16,182	217,324
UTI Worldwide, Inc.	10,788	164,301
Werner Enterprises, Inc.	4,184	96,316
Wesco Aircraft Holdings, Inc. *	4,771	64,886

		31,390,995

Utilities 3.5%
AGL Resources, Inc.	11,385	454,945
ALLETE, Inc.	4,495	211,265
Alliant Energy Corp.	10,788	514,480
Ameren Corp.	23,832	805,283
American Electric Power Co., Inc.	48,546	2,271,467
American States Water Co.	1,798	95,222
American Water Works Co., Inc.	17,084	673,964
Aqua America, Inc.	13,485	392,818
Atmos Energy Corp.	8,990	343,148
Avista Corp.	7,192	188,358
Black Hills Corp.	4,120	171,351
California Water Service Group	3,984	79,919
Calpine Corp. *	38,663	711,399
CenterPoint Energy, Inc.	41,913	898,196
CH Energy Group, Inc.	1,798	117,104
Chesapeake Utilities Corp.	1,005	48,270
Cleco Corp.	5,794	256,674
CMS Energy Corp.	26,970	717,672
Connecticut Water Service, Inc.	2,052	61,273
Consolidated Edison, Inc.	28,768	1,697,312
Dominion Resources, Inc.	56,366	3,156,496
DTE Energy Co.	16,782	1,121,038
Duke Energy Corp.	69,499	4,812,806
Dynegy, Inc. *(a)	7,872	154,055
Edison International	31,971	1,535,567

See financial notes 31

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
El Paso Electric Co.	4,495	149,908
Entergy Corp.	17,980	1,119,435
Exelon Corp.	84,506	2,618,841
FirstEnergy Corp.	41,354	1,632,656
Great Plains Energy, Inc.	14,890	325,049
Hawaiian Electric Industries, Inc.	8,990	242,640
IDACORP, Inc.	5,394	251,846
Integrys Energy Group, Inc.	7,592	429,479
ITC Holdings Corp.	5,394	455,901
MDU Resources Group, Inc.	18,486	446,622
MGE Energy, Inc.	2,126	114,124
National Fuel Gas Co.	8,177	475,820
New Jersey Resources Corp.	4,495	200,297
NextEra Energy, Inc.	41,654	2,993,673
NiSource, Inc.	30,407	842,274
Northeast Utilities	31,185	1,294,489
Northwest Natural Gas Co.	3,596	163,798
NorthWestern Corp.	3,596	140,172
NRG Energy, Inc.	31,818	763,632
NV Energy, Inc.	22,475	444,106
OGE Energy Corp.	9,490	549,566
ONEOK, Inc.	19,778	889,812
Ormat Technologies, Inc.	4,011	81,985
Otter Tail Corp.	3,053	88,201
Pepco Holdings, Inc.	21,576	437,777
PG&E Corp.	42,253	1,801,668
Piedmont Natural Gas Co., Inc.	6,893	222,230
Pinnacle West Capital Corp.	10,788	603,481
PNM Resources, Inc.	8,091	181,724
Portland General Electric Co.	7,192	213,531
PPL Corp.	57,536	1,773,260
Public Service Enterprise Group, Inc.	50,344	1,640,711
Questar Corp.	17,234	405,171
SCANA Corp.	12,586	614,700
Sempra Energy	22,475	1,747,656
SJW Corp.	7,110	188,486
South Jersey Industries, Inc.	3,596	198,283
Southwest Gas Corp.	4,495	203,624
TECO Energy, Inc.	18,879	325,663
The AES Corp.	63,341	736,022
The Empire District Electric Co. (a)	3,952	84,612
The Laclede Group, Inc.	1,798	73,286
The Southern Co.	86,304	3,884,543
UGI Corp.	10,788	386,426
UIL Holdings Corp.	4,812	188,438
Unitil Corp.	3,157	86,439
UNS Energy Corp.	3,596	169,084
Vectren Corp.	8,091	267,003
Westar Energy, Inc.	12,173	377,606
WGL Holdings, Inc.	5,394	227,465
Wisconsin Energy Corp.	23,374	965,346
Xcel Energy, Inc.	47,833	1,372,807

		57,581,450

Total Common Stock
(Cost $1,430,526,247)		1,645,036,767

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Russell 3000 Index Fund	21,000	1,895,040

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	221,225	221,225

Total Other Investment Companies
(Cost $2,122,978)		2,116,265

End of Investments

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Institutional U.S. Government Money Market Fund	7,615,308	7,615,308

Total Collateral Invested for Securities on Loan
(Cost $7,615,308)		7,615,308

End of Collateral Invested for Securities on Loan

At 02/28/13, the tax basis cost of the fund’s investments was $1,433,119,295 and the unrealized appreciation and depreciation were $241,548,971 and ($27,515,234), respectively, with a net unrealized appreciation of $214,033,737.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

32 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,645,036,767	$—	$—	$1,645,036,767
Other Investment Companies[1]	2,116,265	—	—	2,116,265

Total	$1,647,153,032	$—	$—	$1,647,153,032

Other Financial Instruments
Collateral Invested for Securities on Loan	$7,615,308	$—	$—	$7,615,308

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	February 28,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Rights	$—	$4,294	$4,273	$7,110	($15,677)	$—	$—	$—

Total	$—	$4,294	$4,273	$7,110	($15,677)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

See financial notes 33

 Schwab U.S. Broad Market ETF

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,711,229)		$1,756,259
Investments in unaffiliated issuers, at value (cost $1,430,937,996) including securities on loan of $7,598,779	+	1,645,396,773

Total investments, at value (cost $1,432,649,225)		1,647,153,032
Collateral invested for securities on loan		7,615,308
Receivables:
Investments sold		16,505
Dividends		3,531,644
Income from securities on loan		20,270
Foreign tax reclaims		1,813
Interest	+	9

Total assets		1,658,338,581

Liabilities

Collateral held for securities on loan		7,615,308
Payables:
Investments bought		398,706
Investment adviser fees	+	5,401

Total liabilities		8,019,415

Net Assets

Total assets		1,658,338,581
Total liabilities	—	8,019,415

Net assets		$1,650,319,166

Net Assets by Source
Capital received from investors		1,434,577,187
Net investment income not yet distributed		4,626,560
Net realized capital losses		(3,643,692)
Net unrealized capital gains		214,759,111

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,650,319,166		44,950,000		$36.71

34 See financial notes

 Schwab U.S. Broad Market ETF

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$11,400
Dividends received from unaffiliated issuers (net of foreign withholding tax of $15,109)		16,048,895
Interest		387
Securities on loan	+	106,295

Total investment income		16,166,977

Expenses

Investment adviser fees		270,010

Total expenses	−	270,010

Net investment income		15,896,967

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		647
Net realized losses on unaffiliated investments		(2,555,503)
Net realized gains on in-kind redemptions	+	2,100,298

Net realized losses		(454,558)
Net unrealized gains on affiliated issuer		264,160
Net unrealized gains on unaffiliated investments	+	113,021,683

Net unrealized gains	+	113,285,843

Net realized and unrealized gains		112,831,285

Net increase in net assets resulting from operations		$128,728,252

See financial notes 35

 Schwab U.S. Broad Market ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$15,896,967	$18,738,862
Net realized gains (losses)		(454,558)	13,587,585
Net unrealized gains	+	113,285,843	107,871,937

Net increase in net assets resulting from operations		128,728,252	140,198,384

Distributions to Shareholders

Distributions from net investment income		($15,280,470)	($16,859,390)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,600,000	$475,772,121	9,500,000	$299,666,505
Shares redeemed	+	(350,000)	(11,726,132)	(3,000,001)	(92,831,011)

Net transactions in fund shares		13,250,000	$464,045,989	6,499,999	$206,835,494

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,700,000	$1,072,825,395	25,200,001	$742,650,907
Total increase	+	13,250,000	577,493,771	6,499,999	330,174,488

End of period		44,950,000	$1,650,319,166	31,700,000	$1,072,825,395

Net investment income not yet distributed			$4,626,560		$4,010,063

36 See financial notes

Schwab U.S. Large-Cap ETF™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	10/30/09[1]–
	2/28/13*		8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	33.49		29.11	24.98	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.40		0.64	0.53	0.34
Net realized and unrealized gains (losses)	2.69		4.35	4.13	(0.12)

Total from investment operations	3.09		4.99	4.66	0.22
Less distributions:
Distributions from net investment income	(0.43)		(0.61)	(0.53)	(0.24)

Net asset value at end of period	36.15		33.49	29.11	24.98

Total return (%)	9.30	[2]	17.36	18.66	0.83	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.04	[3,4]	0.08	0.08	0.08	[3]
Gross operating expenses	0.04	[3,4]	0.08	0.08	0.08	[3]
Net investment income (loss)	2.44	[3]	2.10	1.88	2.01	[3]
Portfolio turnover rate[5]	3	[2]	4	5	3	[2]
Net assets, end of period ($ x 1,000)	1,247,250		890,808	615,781	273,503

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 37

 Schwab U.S. Large-Cap ETF

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	1,068,036,018	1,242,646,282
0.2%	Other Investment Companies	1,984,387	1,977,934

99.8%	Total Investments	1,070,020,405	1,244,624,216
0.1%	Collateral Invested for Securities on Loan	1,715,793	1,715,793
0.1%	Other Assets and Liabilities, Net		909,814

100.0%	Net Assets		1,247,249,823

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Allison Transmission Holdings, Inc.	3,450	79,695
BorgWarner, Inc. *	9,454	703,472
Ford Motor Co.	323,530	4,079,713
General Motors Co. *	63,956	1,736,406
Gentex Corp.	11,861	222,394
Harley-Davidson, Inc.	18,681	983,181
Johnson Controls, Inc.	56,708	1,784,601
Lear Corp.	8,280	442,318
The Goodyear Tire & Rubber Co. *	20,030	259,989
TRW Automotive Holdings Corp. *	8,328	488,770

		10,780,539

Banks 2.7%
BB&T Corp.	58,430	1,773,935
BOK Financial Corp.	2,096	124,565
CIT Group, Inc. *	16,658	697,304
City National Corp.	4,142	235,307
Comerica, Inc.	16,079	552,796
Commerce Bancshares, Inc.	6,493	247,318
Cullen/Frost Bankers, Inc.	5,468	331,142
Fifth Third Bancorp	76,353	1,209,432
First Republic Bank	5,260	191,727
Hudson City Bancorp, Inc.	41,446	353,120
Huntington Bancshares, Inc.	71,764	504,501
KeyCorp	78,661	738,627
M&T Bank Corp.	10,103	1,031,415
New York Community Bancorp, Inc.	36,692	495,342
People’s United Financial, Inc.	30,772	403,113
PNC Financial Services Group, Inc.	44,798	2,794,947
Regions Financial Corp.	117,990	902,624
SunTrust Banks, Inc.	44,850	1,237,412
TFS Financial Corp. *	7,210	75,777
U.S. Bancorp	157,120	5,338,938
Wells Fargo & Co.	410,718	14,407,987
Zions Bancorp	15,180	366,445

		34,013,774

Capital Goods 7.7%
3M Co.	53,772	5,592,288
AGCO Corp.	8,280	426,254
AMETEK, Inc.	21,330	892,234
B/E Aerospace, Inc. *	8,680	456,655
Caterpillar, Inc.	54,716	5,054,117
Cummins, Inc.	14,690	1,702,130
Danaher Corp.	48,819	3,007,250
Deere & Co.	33,068	2,904,362
Donaldson Co., Inc.	11,324	408,004
Dover Corp.	15,262	1,119,468
Eaton Corp. plc	38,851	2,407,596
Emerson Electric Co.	60,514	3,431,144
Fastenal Co.	22,448	1,158,990
Flowserve Corp.	4,287	688,064
Fluor Corp.	13,842	856,820
Fortune Brands Home & Security, Inc. *	13,580	469,189
Gardner Denver, Inc.	4,153	294,821
General Dynamics Corp.	27,653	1,879,574
General Electric Co.	879,677	20,426,100
Honeywell International, Inc.	65,553	4,595,265
Hubbell, Inc., Class B	4,330	402,300
Illinois Tool Works, Inc.	36,007	2,214,431
Ingersoll-Rand plc	23,157	1,219,216
Jacobs Engineering Group, Inc. *	10,830	528,937
Joy Global, Inc.	8,970	568,160
KBR, Inc.	12,420	377,444
L-3 Communications Holdings, Inc.	7,780	593,381
Lincoln Electric Holdings, Inc.	6,900	386,745
Lockheed Martin Corp.	22,420	1,972,960
Masco Corp.	30,368	584,888
MSC Industrial Direct Co., Inc., Class A	3,845	328,055
Northrop Grumman Corp.	20,539	1,349,002
Owens Corning *	9,660	374,905
PACCAR, Inc.	29,670	1,407,248
Pall Corp.	9,060	617,711
Parker Hannifin Corp.	12,462	1,177,410
Pentair Ltd. - Reg’d	17,534	934,036
Precision Castparts Corp.	12,368	2,307,745
Quanta Services, Inc. *	17,297	491,235
Raytheon Co.	27,683	1,510,661
Rockwell Automation, Inc.	11,730	1,059,688
Rockwell Collins, Inc.	11,772	707,615
Roper Industries, Inc.	8,280	1,031,771
Snap-On, Inc.	4,836	388,186
Spirit AeroSystems Holdings, Inc., Class A *	9,661	168,198
SPX Corp.	4,144	333,633
Stanley Black & Decker, Inc.	14,027	1,103,925
Textron, Inc.	23,530	678,841
The Babcock & Wilcox Co.	9,662	261,067
The Boeing Co.	56,770	4,365,613

38 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Timken Co.	6,594	358,186
TransDigm Group, Inc.	3,692	525,519
United Technologies Corp.	70,576	6,390,657
URS Corp.	6,900	291,594
W.W. Grainger, Inc.	4,930	1,116,448
Xylem, Inc.	15,288	420,420

		96,318,156

Commercial & Professional Services 0.8%
Avery Dennison Corp.	8,970	366,425
Cintas Corp.	8,664	380,350
Copart, Inc. *	8,801	300,466
Equifax, Inc.	9,882	544,696
IHS, Inc., Class A *	4,161	442,106
Iron Mountain, Inc.	13,455	464,197
Manpower, Inc.	6,902	376,849
Nielsen Holdings N.V. *	10,150	341,954
Pitney Bowes, Inc. (a)	15,870	207,897
Republic Services, Inc.	25,650	806,436
Robert Half International, Inc.	11,730	417,001
Stericycle, Inc. *	7,142	685,061
The ADT Corp.	19,320	925,235
The Dun & Bradstreet Corp.	3,644	293,706
Towers Watson & Co., Class A	4,830	321,533
Tyco International Ltd.	38,640	1,236,866
Verisk Analytics, Inc., Class A *	12,130	709,848
Waste Connections, Inc.	10,350	354,074
Waste Management, Inc.	36,432	1,359,642

		10,534,342

Consumer Durables & Apparel 1.3%
Coach, Inc.	23,571	1,139,186
D.R. Horton, Inc.	26,152	583,190
Fossil, Inc. *	4,382	450,338
Garmin Ltd. (a)	9,660	331,724
Harman International Industries, Inc.	5,670	240,691
Hasbro, Inc.	9,660	386,593
Jarden Corp. *	6,232	387,070
Leggett & Platt, Inc.	11,730	358,703
Lennar Corp., Class A	13,800	532,542
Mattel, Inc.	28,572	1,164,309
Michael Kors Holdings Ltd. *	9,834	582,960
Mohawk Industries, Inc. *	4,830	512,077
Newell Rubbermaid, Inc.	23,567	550,054
NIKE, Inc., Class B	61,294	3,338,071
NVR, Inc. *	385	388,542
Polaris Industries, Inc.	5,520	482,282
PulteGroup, Inc. *	28,120	539,342
PVH Corp.	5,820	709,167
Ralph Lauren Corp.	5,055	876,891
Toll Brothers, Inc. *	12,111	413,227
Tupperware Brands Corp.	5,464	427,449
Under Armour, Inc., Class A *	6,900	340,032
VF Corp.	7,242	1,167,845
Whirlpool Corp.	6,500	734,175

		16,636,460

Consumer Services 2.0%
Apollo Group, Inc., Class A *	8,419	142,029
Burger King Worldwide, Inc.	4,623	84,370
Carnival Corp.	37,354	1,336,153
Chipotle Mexican Grill, Inc. *	2,708	857,867
Darden Restaurants, Inc.	10,802	499,809
Dunkin’ Brands Group, Inc.	5,914	219,705
H&R Block, Inc.	25,458	632,886
Hyatt Hotels Corp., Class A *	4,598	188,932
International Game Technology	21,900	349,086
Las Vegas Sands Corp.	29,390	1,513,291
Marriott International, Inc., Class A	21,010	828,844
McDonald’s Corp.	84,188	8,073,629
MGM Resorts International *	30,855	385,379
Norwegian Cruise Line Holdings Ltd. *	2,016	62,456
Panera Bread Co., Class A *	2,312	372,116
Penn National Gaming, Inc. *	5,705	284,394
Royal Caribbean Cruises Ltd.	11,730	409,025
Starbucks Corp.	62,172	3,408,269
Starwood Hotels & Resorts Worldwide, Inc.	16,324	984,827
Weight Watchers International, Inc. (a)	2,208	94,591
Wyndham Worldwide Corp.	11,772	709,145
Wynn Resorts Ltd.	6,500	759,850
Yum! Brands, Inc.	38,092	2,494,264

		24,690,917

Diversified Financials 6.3%
Affiliated Managers Group, Inc. *	4,199	614,020
American Express Co.	81,462	5,062,863
Ameriprise Financial, Inc.	17,534	1,203,358
Bank of America Corp.	901,860	10,127,888
BlackRock, Inc.	10,446	2,504,429
Capital One Financial Corp.	49,624	2,532,313
CBOE Holdings, Inc.	7,172	257,618
Citigroup, Inc.	245,320	10,296,080
CME Group, Inc.	25,366	1,517,394
Discover Financial Services	41,964	1,616,873
E*TRADE Financial Corp. *	20,915	224,000
Eaton Vance Corp.	9,660	368,915
Franklin Resources, Inc.	11,425	1,613,781
IntercontinentalExchange, Inc. *	6,210	961,432
Invesco Ltd.	37,530	1,005,429
Jefferies Group, Inc.	10,028	217,808
JPMorgan Chase & Co.	318,858	15,598,533
Legg Mason, Inc.	9,496	270,636
Leucadia National Corp.	15,870	426,903
LPL Financial Holdings, Inc.	3,028	95,473
Moody’s Corp.	17,194	826,344
Morgan Stanley	115,410	2,602,495
MSCI, Inc. *	10,120	335,276
Northern Trust Corp.	19,264	1,024,267
NYSE Euronext	20,436	761,854
Raymond James Financial, Inc.	8,970	393,604
SEI Investments Co.	12,420	351,113
SLM Corp.	39,050	740,779
State Street Corp.	38,851	2,198,578
T. Rowe Price Group, Inc.	21,390	1,522,754
TD Ameritrade Holding Corp.	18,630	354,156
The Bank of New York Mellon Corp.	98,696	2,678,609
The Charles Schwab Corp. (b)	91,444	1,485,051

See financial notes 39

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Goldman Sachs Group, Inc.	36,950	5,533,632
The McGraw-Hill Cos., Inc.	23,303	1,084,755
The NASDAQ OMX Group, Inc.	9,886	312,991

		78,722,004

Energy 10.9%
Anadarko Petroleum Corp.	41,713	3,319,521
Apache Corp.	32,672	2,426,549
Baker Hughes, Inc.	36,570	1,639,067
Cabot Oil & Gas Corp.	17,309	1,072,639
Cameron International Corp. *	20,494	1,305,878
Chesapeake Energy Corp.	43,236	871,638
Chevron Corp.	164,110	19,225,486
Cimarex Energy Co.	7,590	510,883
Cobalt International Energy, Inc. *	16,496	406,956
Concho Resources, Inc. *	8,970	806,941
ConocoPhillips	101,478	5,880,650
CONSOL Energy, Inc.	18,719	601,816
Continental Resources, Inc. *	4,830	425,040
Denbury Resources, Inc. *	32,430	587,632
Devon Energy Corp.	31,334	1,700,183
Diamond Offshore Drilling, Inc.	5,820	405,538
Energen Corp.	6,210	287,150
Ensco plc, Class A	19,344	1,163,348
EOG Resources, Inc.	22,770	2,862,417
EQT Corp.	12,420	783,578
Exxon Mobil Corp.	382,468	34,250,009
FMC Technologies, Inc. *	20,010	1,038,719
Halliburton Co.	79,290	3,291,328
Helmerich & Payne, Inc.	8,680	575,137
Hess Corp.	25,474	1,694,021
HollyFrontier Corp.	16,933	951,635
Kinder Morgan, Inc.	53,130	1,969,529
Marathon Oil Corp.	59,109	1,980,152
Marathon Petroleum Corp.	28,317	2,346,913
McDermott International, Inc. *	19,324	245,801
Murphy Oil Corp.	15,364	935,360
Nabors Industries Ltd. *	24,154	404,821
National-Oilwell Varco, Inc.	35,711	2,432,990
Newfield Exploration Co. *	11,044	255,337
Noble Corp.	20,984	751,647
Noble Energy, Inc.	14,732	1,632,748
Occidental Petroleum Corp.	68,258	5,619,681
Oceaneering International, Inc.	8,971	570,466
Oil States International, Inc. *	4,440	338,106
Patterson-UTI Energy, Inc.	13,110	305,987
Peabody Energy Corp.	22,437	483,742
Phillips 66	52,250	3,289,660
Pioneer Natural Resources Co.	10,350	1,302,134
Plains Exploration & Production Co. *	10,681	484,597
QEP Resources, Inc.	14,591	444,442
Range Resources Corp.	13,800	1,059,840
Rowan Cos. plc, Class A *	10,402	359,805
SandRidge Energy, Inc. *(a)	32,430	184,851
Schlumberger Ltd.	110,980	8,639,793
SM Energy Co.	5,520	319,498
Southwestern Energy Co. *	28,988	993,419
Spectra Energy Corp.	56,580	1,643,083
Superior Energy Services, Inc. *	13,110	346,760
Tesoro Corp.	11,568	650,584
The Williams Cos., Inc.	56,316	1,954,728
Tidewater, Inc.	4,209	199,212
Transocean Ltd. *	29,964	1,567,117
Ultra Petroleum Corp. *	12,521	213,608
Valero Energy Corp.	47,550	2,167,804
Weatherford International Ltd. *	62,790	745,945
Whiting Petroleum Corp. *	10,984	534,921
WPX Energy, Inc. *	16,149	229,154

		135,687,994

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	36,170	3,663,659
CVS Caremark Corp.	104,309	5,332,276
Safeway, Inc. (a)	20,039	478,131
Sysco Corp.	49,117	1,579,603
The Kroger Co.	42,956	1,254,745
Wal-Mart Stores, Inc.	140,489	9,943,811
Walgreen Co.	73,080	2,991,895
Whole Foods Market, Inc.	14,438	1,236,182

		26,480,302

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	169,815	5,697,293
Archer-Daniels-Midland Co.	54,892	1,748,859
Beam, Inc.	12,942	789,850
Brown-Forman Corp., Class B	12,552	823,662
Bunge Ltd.	12,118	898,065
Campbell Soup Co.	14,917	613,984
Coca-Cola Enterprises, Inc.	23,000	822,940
ConAgra Foods, Inc.	34,585	1,179,694
Constellation Brands, Inc., Class A *	12,198	539,640
Crimson Wine Group Ltd. *	1	6
Dr. Pepper Snapple Group, Inc.	17,414	759,599
General Mills, Inc.	54,089	2,501,616
Green Mountain Coffee Roasters, Inc. *	10,350	494,316
H.J. Heinz Co.	26,910	1,949,091
Hillshire Brands Co.	9,660	312,984
Hormel Foods Corp.	12,360	462,388
Ingredion, Inc.	6,291	416,464
Kellogg Co.	20,700	1,252,350
Kraft Foods Group, Inc.	50,314	2,438,720
Lorillard, Inc.	32,172	1,239,909
McCormick & Co., Inc. Non Voting Shares	11,040	742,661
Mead Johnson Nutrition Co.	17,250	1,292,197
Molson Coors Brewing Co., Class B	13,110	579,593
Mondelez International, Inc., Class A	148,620	4,109,343
Monster Beverage Corp. *	12,310	620,793
PepsiCo, Inc.	129,400	9,804,638
Philip Morris International, Inc.	140,089	12,853,166
Reynolds American, Inc.	27,288	1,191,940
Smithfield Foods, Inc. *	10,622	236,233
The Coca-Cola Co.	323,529	12,527,043
The Hershey Co.	12,585	1,048,834
The J.M. Smucker Co.	9,103	867,516
Tyson Foods, Inc., Class A	23,733	538,027

		71,353,414

40 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 4.1%
Abbott Laboratories	132,480	4,476,499
Aetna, Inc.	27,868	1,315,091
AmerisourceBergen Corp.	19,690	929,368
Baxter International, Inc.	46,864	3,168,006
Becton, Dickinson & Co.	16,641	1,465,406
Boston Scientific Corp. *	117,130	865,591
C.R. Bard, Inc.	6,462	638,769
Cardinal Health, Inc.	28,080	1,297,577
CareFusion Corp. *	18,630	609,946
Cerner Corp. *	12,086	1,057,042
CIGNA Corp.	24,150	1,411,809
Coventry Health Care, Inc.	11,730	532,073
Covidien plc	39,462	2,508,599
DaVita HealthCare Partners, Inc. *	7,036	841,646
DENTSPLY International, Inc.	11,780	487,928
Edwards Lifesciences Corp. *	9,660	830,084
Express Scripts Holding Co. *	68,310	3,887,522
HCA Holdings, Inc.	20,356	755,004
Henry Schein, Inc. *	7,590	677,180
Hologic, Inc. *	22,080	482,006
Humana, Inc.	13,216	902,124
IDEXX Laboratories, Inc. *	4,430	408,092
Intuitive Surgical, Inc. *	3,283	1,673,969
Laboratory Corp. of America Holdings *	7,865	696,839
McKesson Corp.	19,591	2,079,193
Medtronic, Inc.	85,455	3,842,057
Omnicare, Inc.	9,707	361,683
Patterson Cos., Inc.	7,590	275,821
Quest Diagnostics, Inc.	13,117	736,782
ResMed, Inc.	11,578	515,105
St. Jude Medical, Inc.	25,976	1,065,016
Stryker Corp.	24,192	1,545,385
The Cooper Cos., Inc.	3,840	407,270
UnitedHealth Group, Inc.	85,430	4,566,233
Universal Health Services, Inc., Class B	7,594	439,617
Varian Medical Systems, Inc. *	9,012	636,518
WellPoint, Inc.	25,292	1,572,656
Zimmer Holdings, Inc.	14,511	1,087,744

		51,049,250

Household & Personal Products 2.4%
Avon Products, Inc.	35,317	690,447
Church & Dwight Co., Inc.	11,869	735,403
Colgate-Palmolive Co.	37,260	4,263,662
Energizer Holdings, Inc.	5,520	507,454
Herbalife Ltd. (a)	9,024	363,577
Kimberly-Clark Corp.	32,620	3,075,414
The Clorox Co.	11,041	927,554
The Estee Lauder Cos., Inc., Class A	20,024	1,283,538
The Procter & Gamble Co.	229,389	17,474,854

		29,321,903

Insurance 4.3%
ACE Ltd.	28,292	2,415,854
Aflac, Inc.	39,348	1,965,432
Alleghany Corp. *	1,380	521,461
Allied World Assurance Co. Holdings AG	2,902	254,825
American Financial Group, Inc.	6,932	304,731
American International Group, Inc. *	123,398	4,690,358
Aon plc	26,952	1,646,498
Arch Capital Group Ltd. *	11,320	556,038
Arthur J. Gallagher & Co.	9,972	383,722
Assurant, Inc.	6,625	278,184
Assured Guaranty Ltd.	16,120	300,960
Axis Capital Holdings Ltd.	9,844	400,946
Berkshire Hathaway, Inc., Class B *	152,970	15,627,415
Brown & Brown, Inc.	9,707	291,210
Cincinnati Financial Corp.	12,467	561,140
CNA Financial Corp.	2,115	66,707
Erie Indemnity Co., Class A	2,147	157,160
Everest Re Group Ltd.	4,303	536,197
Fidelity National Financial, Inc., Class A	17,940	447,424
Genworth Financial, Inc., Class A *	40,722	347,766
Hartford Financial Services Group, Inc.	36,756	867,809
HCC Insurance Holdings, Inc.	8,970	358,800
Lincoln National Corp.	23,196	685,210
Loews Corp.	26,015	1,121,507
Markel Corp. *	715	345,667
Marsh & McLennan Cos., Inc.	45,115	1,675,571
MetLife, Inc.	91,244	3,233,687
PartnerRe Ltd.	5,020	447,985
Principal Financial Group, Inc.	23,094	730,001
Prudential Financial, Inc.	38,866	2,159,784
Reinsurance Group of America, Inc.	6,210	357,075
RenaissanceRe Holdings Ltd.	4,225	369,434
The Allstate Corp.	40,378	1,858,195
The Chubb Corp.	22,155	1,861,685
The Progressive Corp.	47,610	1,159,780
The Travelers Cos., Inc.	32,072	2,579,230
Torchmark Corp.	7,874	442,440
Unum Group	24,150	590,950
Validus Holdings Ltd.	8,419	299,969
W.R. Berkley Corp.	9,254	384,041
White Mountains Insurance Group Ltd.	451	254,815
XL Group plc	25,100	718,864

		54,256,527

Materials 3.7%
Air Products & Chemicals, Inc.	17,612	1,520,620
Airgas, Inc.	5,814	583,028
Albemarle Corp.	7,707	501,572
Alcoa, Inc.	89,010	758,365
Allegheny Technologies, Inc.	8,970	273,316
Allied Nevada Gold Corp. *	6,900	126,270
AptarGroup, Inc.	5,544	299,043
Ashland, Inc.	6,017	469,145
Ball Corp.	12,814	569,070
Bemis Co., Inc.	8,970	334,940
Celanese Corp., Series A	13,120	614,672
CF Industries Holdings, Inc.	5,180	1,040,299
Cliffs Natural Resources, Inc. (a)	11,876	302,363
Crown Holdings, Inc. *	12,420	482,765
E.I. du Pont de Nemours & Co.	79,290	3,797,991

See financial notes 41

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eastman Chemical Co.	13,110	914,160
Ecolab, Inc.	22,112	1,692,674
FMC Corp.	11,747	707,874
Freeport-McMoRan Copper & Gold, Inc.	79,160	2,526,787
Huntsman Corp.	15,940	274,646
International Flavors & Fragrances, Inc.	6,900	503,562
International Paper Co.	36,390	1,601,524
LyondellBasell Industries N.V., Class A	31,628	1,854,033
Martin Marietta Materials, Inc.	3,750	364,238
MeadWestvaco Corp.	14,644	522,937
Monsanto Co.	44,798	4,525,942
Newmont Mining Corp.	41,458	1,670,343
Nucor Corp.	26,494	1,193,555
Owens-Illinois, Inc. *	13,800	351,900
PPG Industries, Inc.	11,919	1,605,013
Praxair, Inc.	24,876	2,812,232
Reliance Steel & Aluminum Co.	6,210	413,524
Rock-Tenn Co., Class A	6,210	549,275
Rockwood Holdings, Inc.	6,468	404,897
Royal Gold, Inc.	5,272	345,527
Sealed Air Corp.	17,940	398,447
Sigma-Aldrich Corp.	9,974	768,596
Sonoco Products Co.	8,280	263,056
Steel Dynamics, Inc.	17,940	273,944
The Dow Chemical Co.	100,320	3,182,150
The Mosaic Co.	23,028	1,348,059
The Scotts Miracle-Gro Co., Class A	3,566	158,009
The Sherwin-Williams Co.	7,042	1,137,917
The Valspar Corp.	6,942	427,697
Tronox Ltd., Class A (a)	2,144	44,038
United States Steel Corp. (a)	11,841	246,766
Valhi, Inc.	2,070	33,700
Vulcan Materials Co.	10,712	545,562
W.R. Grace & Co. *	5,784	414,019
Westlake Chemical Corp.	1,596	137,607

		45,887,669

Media 3.6%
AMC Networks, Inc., Class A *	4,931	283,039
Cablevision Systems Corp., Class A	17,727	248,001
CBS Corp., Class B Non Voting Shares	49,764	2,159,260
Charter Communications, Inc., Class A *	3,751	324,049
Comcast Corp., Class A	222,308	8,845,635
DIRECTV *	50,550	2,434,993
Discovery Communications, Inc., Series A *	20,036	1,469,240
DISH Network Corp., Class A	18,946	659,321
Gannett Co., Inc.	20,010	401,601
John Wiley & Sons, Inc., Class A	4,140	151,441
Liberty Global, Inc., Series A *	20,884	1,438,699
Liberty Media Corp. *	9,212	994,896
News Corp., Class A	168,603	4,855,766
Omnicom Group, Inc.	22,122	1,272,679
Scripps Networks Interactive, Inc., Class A	8,224	518,523
Sirius XM Radio, Inc.	274,880	852,128
Starz - Liberty Capital *	9,212	170,975
The Interpublic Group of Cos., Inc.	35,237	450,329
The Walt Disney Co.	148,210	8,090,784
The Washington Post Co., Class B	362	144,271
Time Warner Cable, Inc.	25,210	2,177,892
Time Warner, Inc.	79,103	4,205,907
Viacom, Inc., Class B	38,698	2,262,285

		44,411,714

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	132,480	4,891,161
Actavis, Inc. *	10,640	906,102
Agilent Technologies, Inc.	28,980	1,202,090
Alexion Pharmaceuticals, Inc. *	16,112	1,397,555
Allergan, Inc.	25,720	2,788,562
Amgen, Inc.	64,334	5,880,771
Biogen Idec, Inc. *	19,958	3,319,814
BioMarin Pharmaceutical, Inc. *	10,172	589,671
Bristol-Myers Squibb Co.	138,102	5,105,631
Celgene Corp. *	35,322	3,644,524
Covance, Inc. *	4,830	321,630
Eli Lilly & Co.	86,194	4,711,364
Endo Health Solutions, Inc. *	9,358	290,098
Forest Laboratories, Inc. *	19,512	718,042
Gilead Sciences, Inc. *	126,690	5,410,930
Hospira, Inc. *	13,800	406,134
Illumina, Inc. *	10,366	519,647
Johnson & Johnson	232,478	17,693,900
Life Technologies Corp. *	14,284	830,329
Merck & Co., Inc.	255,029	10,897,389
Mettler-Toledo International, Inc. *	2,512	534,554
Mylan, Inc. *	33,908	1,004,016
Onyx Pharmaceuticals, Inc. *	6,154	463,458
PerkinElmer, Inc.	9,664	330,219
Perrigo Co.	7,200	814,824
Pfizer, Inc.	617,627	16,904,451
Pharmacyclics, Inc. *	4,188	367,623
Regeneron Pharmaceuticals, Inc. *	6,210	1,037,070
Techne Corp.	2,867	194,927
Thermo Fisher Scientific, Inc.	30,447	2,246,989
United Therapeutics Corp. *	4,140	247,613
Vertex Pharmaceuticals, Inc. *	17,982	841,917
Warner Chilcott plc, Class A	15,180	205,082
Waters Corp. *	7,251	672,313
Zoetis, Inc. *	7,080	236,826

		97,627,226

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	5,521	392,764
American Campus Communities, Inc.	8,660	391,432
American Capital Agency Corp.	28,448	902,370
American Tower Corp.	33,120	2,570,112
Annaly Capital Management, Inc.	85,484	1,324,147
AvalonBay Communities, Inc.	9,460	1,180,892
Boston Properties, Inc.	12,620	1,310,966
BRE Properties, Inc.	6,231	302,889
Camden Property Trust	6,900	477,066
CBRE Group, Inc., Class A *	25,200	609,084
Chimera Investment Corp.	85,560	254,969

42 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DDR Corp.	20,010	345,573
Digital Realty Trust, Inc.	10,180	681,856
Equity Residential	26,744	1,471,990
Essex Property Trust, Inc.	3,004	447,566
Federal Realty Investment Trust	5,520	586,279
General Growth Properties, Inc.	37,498	717,712
HCP, Inc.	37,694	1,842,483
Health Care REIT, Inc.	21,690	1,391,197
Host Hotels & Resorts, Inc.	60,298	1,005,168
Jones Lang LaSalle, Inc.	3,640	351,770
Kimco Realty Corp.	33,853	736,980
Liberty Property Trust	9,660	374,711
Piedmont Office Realty Trust, Inc., Class A	13,978	274,807
Plum Creek Timber Co., Inc.	13,800	669,300
ProLogis, Inc.	38,640	1,504,641
Public Storage	12,368	1,870,165
Rayonier, Inc.	10,350	578,254
Realogy Holdings Corp. *	3,450	154,732
Realty Income Corp.	14,893	679,865
Regency Centers Corp.	7,590	393,769
Senior Housing Properties Trust	14,708	369,024
Simon Property Group, Inc.	25,840	4,104,942
SL Green Realty Corp.	7,396	603,661
Taubman Centers, Inc.	5,036	386,362
The Macerich Co.	11,408	685,735
UDR, Inc.	20,874	498,054
Ventas, Inc.	25,474	1,803,050
Vornado Realty Trust	14,084	1,129,678
Weyerhaeuser Co.	46,860	1,378,153

		36,754,168

Retailing 4.3%
Abercrombie & Fitch Co., Class A	6,900	321,747
Advance Auto Parts, Inc.	6,227	475,369
Amazon.com, Inc. *	30,360	8,023,237
American Eagle Outfitters, Inc.	14,691	303,810
AutoNation, Inc. *	2,870	125,620
AutoZone, Inc. *	3,030	1,151,854
Bed Bath & Beyond, Inc. *	19,348	1,097,999
Best Buy Co., Inc.	22,153	363,531
CarMax, Inc. *	20,640	792,782
Dick’s Sporting Goods, Inc.	8,014	400,700
Dillard’s, Inc., Class A	2,444	194,738
Dollar General Corp. *	22,212	1,029,304
Dollar Tree, Inc. *	19,348	874,239
Expedia, Inc.	7,648	488,248
Family Dollar Stores, Inc.	7,974	458,904
Foot Locker, Inc.	13,110	448,231
Genuine Parts Co.	13,157	934,542
GNC Holdings, Inc., Class A	6,532	267,812
Groupon, Inc. *	20,169	91,366
J.C. Penney Co., Inc. (a)	12,451	218,764
Kohl’s Corp.	18,052	832,197
Liberty Interactive Corp., Series A *	43,142	900,805
Limited Brands, Inc.	19,804	901,478
LKQ Corp. *	24,840	526,360
Lowe’s Cos., Inc.	94,102	3,589,991
Macy’s, Inc.	33,546	1,378,741
Netflix, Inc. *	4,830	908,426
Nordstrom, Inc.	13,110	710,824
O’Reilly Automotive, Inc. *	9,465	962,969
PetSmart, Inc.	8,983	584,883
Priceline.com, Inc. *	4,140	2,846,581
Ross Stores, Inc.	18,684	1,082,925
Sally Beauty Holdings, Inc. *	12,946	359,122
Sears Holdings Corp. *(a)	2,944	132,480
Signet Jewelers Ltd.	6,594	403,685
Staples, Inc.	56,300	742,034
Target Corp.	54,631	3,439,568
The Gap, Inc.	24,892	819,445
The Home Depot, Inc.	125,060	8,566,610
The TJX Cos., Inc.	61,442	2,763,047
Tiffany & Co.	9,919	666,160
Tractor Supply Co.	5,762	599,190
TripAdvisor, Inc. *	9,144	415,686
Ulta Salon, Cosmetics & Fragrance, Inc.	4,830	427,745
Urban Outfitters, Inc. *	9,057	366,990
Williams-Sonoma, Inc.	7,180	325,972

		53,316,711

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. *(a)	48,990	121,985
Altera Corp.	27,012	956,765
Analog Devices, Inc.	24,859	1,124,124
Applied Materials, Inc.	100,130	1,371,781
Atmel Corp. *	37,288	253,558
Broadcom Corp., Class A	42,954	1,465,161
Cree, Inc. *	9,676	437,646
Intel Corp.	418,635	8,728,540
KLA-Tencor Corp.	13,837	757,714
Lam Research Corp. *	14,264	603,367
Linear Technology Corp.	19,112	730,843
LSI Corp. *	47,650	331,644
Marvell Technology Group Ltd.	40,710	411,171
Maxim Integrated Products, Inc.	24,474	763,099
Microchip Technology, Inc.	15,903	579,982
Micron Technology, Inc. *	93,042	780,622
NVIDIA Corp.	51,060	646,420
ON Semiconductor Corp. *	36,570	292,560
Skyworks Solutions, Inc. *	16,560	352,728
Texas Instruments, Inc.	93,698	3,220,400
Xilinx, Inc.	22,124	824,562

		24,754,672

Software & Services 9.6%
Accenture plc, Class A	53,403	3,971,047
Activision Blizzard, Inc.	34,853	498,398
Adobe Systems, Inc. *	41,077	1,614,326
Akamai Technologies, Inc. *	15,180	561,053
Alliance Data Systems Corp. *	4,140	656,977
ANSYS, Inc. *	7,600	576,080
Autodesk, Inc. *	18,630	684,094
Automatic Data Processing, Inc.	40,404	2,479,189
BMC Software, Inc. *	12,438	498,391
Broadridge Financial Solutions, Inc.	10,397	238,611
CA, Inc.	28,489	697,696
Citrix Systems, Inc. *	15,870	1,125,183
Cognizant Technology Solutions Corp., Class A *	25,478	1,955,946

See financial notes 43

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Computer Sciences Corp.	12,910	620,067
Concur Technologies, Inc. *	3,740	262,548
eBay, Inc. *	97,432	5,327,582
Electronic Arts, Inc. *	25,420	445,613
Equinix, Inc. *	4,140	875,817
Facebook, Inc., Class A *	43,406	1,182,813
FactSet Research Systems, Inc. (a)	3,520	342,461
Fidelity National Information Services, Inc.	21,480	808,722
Fiserv, Inc. *	11,191	918,893
Fortinet, Inc. *	10,820	261,628
Gartner, Inc. *	7,728	384,545
Genpact Ltd.	11,114	195,717
Global Payments, Inc.	6,590	317,704
Google, Inc., Class A *	22,304	17,869,965
IAC/InterActiveCorp	6,610	269,357
Informatica Corp. *	8,970	314,040
International Business Machines Corp.	89,082	17,890,338
Intuit, Inc.	23,255	1,499,482
LinkedIn Corp., Class A *	5,528	929,699
MasterCard, Inc., Class A	8,990	4,655,202
MICROS Systems, Inc. *	6,632	283,850
Microsoft Corp.	636,802	17,703,096
NetSuite, Inc. *	2,244	156,609
Nuance Communications, Inc. *	20,426	376,043
Oracle Corp.	316,167	10,831,881
Paychex, Inc.	26,910	890,721
Rackspace Hosting, Inc. *	9,012	503,410
Red Hat, Inc. *	15,912	808,489
SAIC, Inc.	23,606	279,023
Salesforce.com, Inc. *	10,850	1,836,037
ServiceNow, Inc. *	1,211	39,321
SolarWinds, Inc. *	5,036	284,333
Solera Holdings, Inc.	5,567	313,422
Symantec Corp. *	58,676	1,375,365
Synopsys, Inc. *	12,478	437,104
Teradata Corp. *	14,438	838,270
TIBCO Software, Inc. *	12,604	270,356
Total System Services, Inc.	13,424	318,954
Vantiv, Inc., Class A *	4,140	90,086
VeriFone Systems, Inc. *	8,970	170,161
VeriSign, Inc. *	13,229	605,888
Visa, Inc., Class A	43,560	6,910,358
VMware, Inc., Class A *	7,118	511,286
Western Union Co.	49,931	700,532
Yahoo! Inc. *	87,096	1,856,016

		119,319,795

Technology Hardware & Equipment 6.3%
Amphenol Corp., Class A	13,180	933,935
Apple, Inc.	78,860	34,808,804
Arrow Electronics, Inc. *	8,970	360,146
Avnet, Inc. *	11,730	414,186
Cisco Systems, Inc.	444,188	9,261,320
Corning, Inc.	124,395	1,568,621
Dell, Inc.	121,712	1,697,882
Dolby Laboratories, Inc., Class A	4,214	134,342
EMC Corp. *	176,640	4,064,486
F5 Networks, Inc. *	6,452	609,262
FLIR Systems, Inc.	13,114	345,423
Harris Corp.	9,667	464,693
Hewlett-Packard Co.	164,256	3,308,116
Jabil Circuit, Inc.	15,870	297,245
JDS Uniphase Corp. *	18,978	268,728
Juniper Networks, Inc. *	43,897	907,790
Molex, Inc.	11,985	332,104
Motorola Solutions, Inc.	23,844	1,483,335
NCR Corp. *	13,157	362,870
NetApp, Inc. *	30,360	1,027,079
Palo Alto Networks, Inc. *(a)	2,590	158,327
QUALCOMM, Inc.	142,520	9,353,588
Riverbed Technology, Inc. *	12,662	193,475
SanDisk Corp. *	20,010	1,008,304
Seagate Technology plc	28,080	903,053
TE Connectivity Ltd.	35,360	1,418,997
Trimble Navigation Ltd. *	10,354	615,338
Western Digital Corp.	18,364	866,046
Xerox Corp.	109,150	885,207

		78,052,702

Telecommunication Services 2.9%
AT&T, Inc.	476,468	17,109,966
CenturyLink, Inc.	53,760	1,863,859
Crown Castle International Corp. *	24,456	1,707,029
Frontier Communications Corp. (a)	85,598	354,376
Level 3 Communications, Inc. *	13,110	261,938
MetroPCS Communications, Inc. *	25,941	254,222
SBA Communications Corp., Class A *	10,988	781,466
Sprint Nextel Corp. *	249,823	1,448,973
Telephone & Data Systems, Inc.	8,310	190,216
United States Cellular Corp. *	1,448	53,272
Verizon Communications, Inc.	240,064	11,170,178
Windstream Corp.	48,300	414,897

		35,610,392

Transportation 1.8%
C.H. Robinson Worldwide, Inc.	13,800	786,876
CSX Corp.	85,866	1,969,766
Delta Air Lines, Inc. *	74,164	1,058,320
Expeditors International of Washington, Inc.	17,944	697,124
FedEx Corp.	24,392	2,571,649
Hertz Global Holdings, Inc. *	24,937	497,493
J.B. Hunt Transport Services, Inc.	7,413	515,352
Kansas City Southern	9,131	940,219
Norfolk Southern Corp.	26,604	1,943,422
Southwest Airlines Co.	61,928	724,558
Union Pacific Corp.	39,330	5,392,536
United Continental Holdings, Inc. *	27,603	737,276
United Parcel Service, Inc., Class B	59,866	4,947,925

		22,782,516

Utilities 3.5%
AGL Resources, Inc.	9,690	387,212
Alliant Energy Corp.	9,136	435,696
Ameren Corp.	20,014	676,273
American Electric Power Co., Inc.	40,710	1,904,821
American Water Works Co., Inc.	15,814	623,862

44 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aqua America, Inc.	11,730	341,695
Atmos Energy Corp.	7,590	289,710
Calpine Corp. *	32,035	589,444
CenterPoint Energy, Inc.	35,553	761,901
CMS Energy Corp.	21,816	580,524
Consolidated Edison, Inc.	24,840	1,465,560
Dominion Resources, Inc.	48,300	2,704,800
DTE Energy Co.	14,247	951,700
Duke Energy Corp.	58,816	4,073,008
Edison International	27,130	1,303,054
Entergy Corp.	15,132	942,118
Exelon Corp.	71,760	2,223,842
FirstEnergy Corp.	34,884	1,377,220
Integrys Energy Group, Inc.	6,319	357,466
ITC Holdings Corp.	4,140	349,913
MDU Resources Group, Inc.	15,685	378,950
National Fuel Gas Co.	6,942	403,955
NextEra Energy, Inc.	35,280	2,535,574
NiSource, Inc.	25,860	716,322
Northeast Utilities	26,296	1,091,547
NRG Energy, Inc.	26,952	646,848
NV Energy, Inc.	19,363	382,613
OGE Energy Corp.	8,292	480,190
ONEOK, Inc.	17,040	766,630
Pepco Holdings, Inc.	18,677	378,956
PG&E Corp.	35,880	1,529,923
Pinnacle West Capital Corp.	10,294	575,846
PPL Corp.	48,570	1,496,927
Public Service Enterprise Group, Inc.	42,346	1,380,056
Questar Corp.	14,591	343,034
SCANA Corp.	10,808	527,863
Sempra Energy	18,820	1,463,443
TECO Energy, Inc.	16,607	286,471
The AES Corp.	53,820	625,388
The Southern Co.	73,246	3,296,803
UGI Corp.	9,660	346,021
Westar Energy, Inc.	10,434	323,663
Wisconsin Energy Corp.	19,320	797,916
Xcel Energy, Inc.	40,710	1,168,377

		44,283,135

Total Common Stock
(Cost $1,068,036,018)		1,242,646,282

Other Investment Companies 0.2% of net assets

Equity Fund 0.1%
iShares Russell 1000 Index Fund	17,000	1,434,290

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	543,644	543,644

Total Other Investment Companies
(Cost $1,984,387)		1,977,934

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	1,715,793	1,715,793

Total Collateral Invested for Securities on Loan
(Cost $1,715,793)		1,715,793

End of Collateral Invested for Securities on Loan

At 02/28/13, the tax basis cost of the fund’s investments was $1,070,665,146 and the unrealized appreciation and depreciation were $194,538,038 and ($20,578,968), respectively, with a net unrealized appreciation of $173,959,070.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

See financial notes 45

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,242,646,282	$—	$—	$1,242,646,282
Other Investment Companies[1]	1,977,934	—	—	1,977,934

Total	$1,244,624,216	$—	$—	$1,244,624,216

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,715,793	$—	$—	$1,715,793

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	Feburary 28,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Rights	$—	$1,451	$4,000	$17,332	($22,783)	$—	$—	$—

Total	$—	$1,451	$4,000	$17,332	($22,783)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

46 See financial notes

 Schwab U.S. Large-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,457,758)		$1,485,051
Investments in unaffiliated issuers, at value (cost $1,068,562,647) including securities on loan of $1,651,507	+	1,243,139,165

Total investments, at value (cost $1,070,020,405)		1,244,624,216
Collateral invested for securities on loan		1,715,793
Receivables:
Investments sold		1,777,589
Fund shares sold		3,615,217
Dividends		2,827,263
Income from securities on loan		4,214
Foreign tax reclaims		1,481
Interest	+	7

Total assets		1,254,565,780

Liabilities

Collateral held for securities on loan		1,715,793
Payables:
Investments bought		3,810,434
Investment adviser fees		4,088
Fund shares redeemed	+	1,785,642

Total liabilities		7,315,957

Net Assets

Total assets		1,254,565,780
Total liabilities	—	7,315,957

Net assets		$1,247,249,823

Net Assets by Source
Capital received from investors		1,068,913,280
Net investment income not yet distributed		3,408,247
Net realized capital gains		207,859
Net unrealized capital gains		174,720,437

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,247,249,823		34,500,000		$36.15

See financial notes 47

 Schwab U.S. Large-Cap ETF

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$9,738
Dividends received from unaffiliated issuers (net of foreign withholding tax of $12,982)		12,503,173
Interest		273
Securities on loan	+	25,017

Total investment income		12,538,201

Expenses

Investment adviser fees		220,638

Total expenses	−	220,638

Net investment income		12,317,563

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		4,707
Net realized losses on unaffiliated investments		(3,806,632)
Net realized gains on in-kind redemptions	+	7,027,194

Net realized gains		3,225,269
Net unrealized gains on affiliated issuer		218,046
Net unrealized gains on unaffiliated investments	+	78,443,725

Net unrealized gains	+	78,661,771

Net realized and unrealized gains		81,887,040

Net increase in net assets resulting from operations		$94,204,603

48 See financial notes

 Schwab U.S. Large-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$12,317,563	$16,197,348
Net realized gains		3,225,269	7,854,618
Net unrealized gains	+	78,661,771	97,201,951

Net increase in net assets resulting from operations		94,204,603	121,253,917

Distributions to Shareholders

Distributions from net investment income		($12,181,550)	($14,860,890)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,650,000	$300,234,959	6,850,000	$211,482,525
Shares redeemed	+	(750,000)	(25,816,099)	(1,400,001)	(42,848,148)

Net transactions in fund shares		7,900,000	$274,418,860	5,449,999	$168,634,377

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,600,000	$890,807,910	21,150,001	$615,780,506
Total increase	+	7,900,000	356,441,913	5,449,999	275,027,404

End of period		34,500,000	$1,247,249,823	26,600,000	$890,807,910

Net investment income not yet distributed			$3,408,247		$3,272,234

See financial notes 49

Schwab U.S. Large-Cap Growth ETF™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	12/9/09[1]–
	2/28/13*		8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	34.05		29.44	24.21	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.28		0.36	0.27	0.15
Net realized and unrealized gains (losses)	2.03		4.59	5.20	(0.83)

Total from investment operations	2.31		4.95	5.47	(0.68)
Less distributions:
Distributions from net investment income	(0.31)		(0.34)	(0.24)	(0.11)

Net asset value at end of period	36.05		34.05	29.44	24.21

Total return (%)	6.81	[2]	16.96	22.57	(2.75)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[3,4]	0.13	0.13	0.14	[3,5]
Gross operating expenses	0.08	[3,4]	0.13	0.13	0.14	[3]
Net investment income (loss)	1.66	[3]	1.17	0.93	0.86	[3]
Portfolio turnover rate[6]	4	[2]	8	10	6	[2]
Net assets, end of period ($ x 1,000)	605,674		475,062	309,155	108,946

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
5 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

50 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	523,669,875	604,953,043
0.0%		Other Investment Companies	155,115	155,396

99.9%		Total Investments	523,824,990	605,108,439
0.2%		Collateral Invested for Securities on Loan	1,171,332	1,171,332
(0	.1)%	Other Assets and Liabilities, Net		(605,596)

100.0%		Net Assets		605,674,175

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.4%
Allison Transmission Holdings, Inc. (a)	2,563	59,205
BorgWarner, Inc. *	9,913	737,626
Johnson Controls, Inc.	58,004	1,825,386

		2,622,217

Banks 0.2%
SunTrust Banks, Inc.	45,689	1,260,559

Capital Goods 7.1%
AGCO Corp.	8,204	422,342
AMETEK, Inc.	20,614	862,284
B/E Aerospace, Inc. *	8,758	460,758
Caterpillar, Inc.	55,508	5,127,274
Cummins, Inc.	14,984	1,736,196
Danaher Corp.	49,376	3,041,562
Deere & Co.	33,294	2,924,212
Donaldson Co., Inc.	11,460	412,904
Dover Corp.	15,134	1,110,079
Emerson Electric Co.	61,397	3,481,210
Fastenal Co.	22,773	1,175,770
Flowserve Corp.	4,210	675,705
Fluor Corp.	14,145	875,575
Fortune Brands Home & Security, Inc. *	13,978	482,940
Gardner Denver, Inc.	4,121	292,550
Illinois Tool Works, Inc.	36,106	2,220,519
Jacobs Engineering Group, Inc. *	11,112	542,710
Joy Global, Inc.	9,072	574,620
KBR, Inc.	12,614	383,339
Lincoln Electric Holdings, Inc.	7,130	399,637
MSC Industrial Direct Co., Inc., Class A	3,940	336,161
PACCAR, Inc.	29,835	1,415,074
Pall Corp.	9,447	644,096
Pentair Ltd. - Reg’d	17,817	949,112
Precision Castparts Corp.	12,385	2,310,917
Quanta Services, Inc. *	17,944	509,610
Rockwell Collins, Inc.	11,877	713,926
Roper Industries, Inc.	8,353	1,040,867
Spirit AeroSystems Holdings, Inc., Class A *	9,267	161,338
SPX Corp.	4,382	352,795
Textron, Inc.	23,994	692,227
The Babcock & Wilcox Co.	10,058	271,767
The Boeing Co.	57,630	4,431,747
TransDigm Group, Inc.	3,785	538,757
W.W. Grainger, Inc.	5,040	1,141,358
Xylem, Inc.	15,553	427,708

		43,139,646

Commercial & Professional Services 0.8%
Copart, Inc. *	9,167	312,961
Equifax, Inc.	10,127	558,200
IHS, Inc., Class A *	4,199	446,144
Nielsen Holdings N.V. *	13,366	450,301
Robert Half International, Inc.	11,815	420,023
Stericycle, Inc. *	7,345	704,532
The Dun & Bradstreet Corp.	3,797	306,038
Towers Watson & Co., Class A	4,906	326,593
Verisk Analytics, Inc., Class A *	12,296	719,562
Waste Connections, Inc.	10,438	357,084

		4,601,438

Consumer Durables & Apparel 1.9%
Coach, Inc.	24,067	1,163,158
Fossil, Inc. *	4,577	470,378
Jarden Corp. *	6,166	382,970
Michael Kors Holdings Ltd. *	9,932	588,769
Mohawk Industries, Inc. *	4,919	521,512
NIKE, Inc., Class B	62,036	3,378,481
NVR, Inc. *	392	395,606
PVH Corp.	6,624	807,134
Ralph Lauren Corp.	5,229	907,075
Stanley Black & Decker, Inc.	14,390	1,132,493
Toll Brothers, Inc. *	12,637	431,175
Under Armour, Inc., Class A *	6,586	324,558
VF Corp.	7,492	1,208,160

		11,711,469

Consumer Services 2.1%
Apollo Group, Inc., Class A *	8,496	143,328
Burger King Worldwide, Inc. (a)	5,252	95,849
Chipotle Mexican Grill, Inc. *	2,688	851,532
Dunkin’ Brands Group, Inc.	6,160	228,844
Hyatt Hotels Corp., Class A *	4,769	195,958
Las Vegas Sands Corp.	30,033	1,546,399
Marriott International, Inc., Class A	20,833	821,862
MGM Resorts International *	31,341	391,449
Panera Bread Co., Class A *	2,421	389,660

See financial notes 51

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Penn National Gaming, Inc. *	5,712	284,743
Starbucks Corp.	63,135	3,461,061
Starwood Hotels & Resorts Worldwide, Inc.	16,573	999,849
Weight Watchers International, Inc. (a)	2,227	95,405
Wynn Resorts Ltd.	6,767	791,062
Yum! Brands, Inc.	38,309	2,508,473

		12,805,474

Diversified Financials 2.7%
Affiliated Managers Group, Inc. *	4,382	640,780
Ameriprise Financial, Inc.	17,401	1,194,231
BlackRock, Inc.	10,691	2,563,167
CIT Group, Inc. *	17,100	715,806
Discover Financial Services	42,772	1,648,005
Franklin Resources, Inc.	11,729	1,656,721
IntercontinentalExchange, Inc. *	6,137	950,130
Leucadia National Corp.	24,848	668,411
Moody’s Corp.	16,473	791,693
MSCI, Inc. *	10,165	336,767
State Street Corp.	39,373	2,228,118
T. Rowe Price Group, Inc.	21,569	1,535,497
The Charles Schwab Corp. (b)	93,005	1,510,401

		16,439,727

Energy 9.7%
Anadarko Petroleum Corp.	42,410	3,374,988
Baker Hughes, Inc.	37,178	1,666,318
Cabot Oil & Gas Corp.	17,907	1,109,697
Cameron International Corp. *	20,968	1,336,081
Cimarex Energy Co.	7,392	497,556
Concho Resources, Inc. *	8,963	806,311
CONSOL Energy, Inc.	19,181	616,669
Continental Resources, Inc. *	4,873	428,824
Denbury Resources, Inc. *	33,028	598,467
Diamond Offshore Drilling, Inc.	5,812	404,980
Ensco plc, Class A	19,626	1,180,308
EOG Resources, Inc.	23,016	2,893,341
FMC Technologies, Inc. *	20,102	1,043,495
Halliburton Co.	78,626	3,263,765
Helmerich & Payne, Inc.	8,936	592,099
Hess Corp.	25,214	1,676,731
HollyFrontier Corp.	17,169	964,898
Kinder Morgan, Inc.	53,724	1,991,549
Marathon Petroleum Corp.	28,729	2,381,060
Murphy Oil Corp.	15,573	948,084
Nabors Industries Ltd. *	24,600	412,296
National-Oilwell Varco, Inc.	36,260	2,470,394
Newfield Exploration Co. *	11,424	264,123
Noble Corp.	21,363	765,223
Noble Energy, Inc.	15,062	1,669,321
Occidental Petroleum Corp.	68,653	5,652,202
Oceaneering International, Inc.	9,104	578,923
Oil States International, Inc. *	4,568	347,853
Peabody Energy Corp.	22,728	490,016
Pioneer Natural Resources Co.	10,416	1,310,437
Plains Exploration & Production Co. *	11,088	503,063
QEP Resources, Inc.	15,058	458,667
Range Resources Corp.	13,776	1,057,997
Rowan Cos. plc, Class A *	10,585	366,135
SandRidge Energy, Inc. *(a)	29,381	167,472
Schlumberger Ltd.	112,738	8,776,653
SM Energy Co.	5,598	324,012
Southwestern Energy Co. *	29,690	1,017,476
Superior Energy Services, Inc. *	13,260	350,727
Tesoro Corp.	11,845	666,163
Transocean Ltd. *	30,445	1,592,274
Ultra Petroleum Corp. *	12,791	218,214
Weatherford International Ltd. *	64,188	762,553
Whiting Petroleum Corp. *	9,820	478,234
WPX Energy, Inc. *	17,218	244,323

		58,719,972

Food & Staples Retailing 3.9%
Costco Wholesale Corp.	36,703	3,717,647
CVS Caremark Corp.	105,874	5,412,279
Wal-Mart Stores, Inc.	141,788	10,035,755
Walgreen Co.	72,901	2,984,567
Whole Foods Market, Inc.	14,710	1,259,470

		23,409,718

Food, Beverage & Tobacco 2.3%
Brown-Forman Corp., Class B	12,825	841,577
Bunge Ltd.	12,432	921,336
Crimson Wine Group Ltd. *	1	7
Green Mountain Coffee Roasters, Inc. *(a)	10,466	499,856
Lorillard, Inc.	32,893	1,267,696
Monster Beverage Corp. *	12,510	630,879
PepsiCo, Inc.	131,354	9,952,693

		14,114,044

Health Care Equipment & Services 6.8%
Aetna, Inc.	28,280	1,334,533
AmerisourceBergen Corp.	19,906	939,563
Baxter International, Inc.	46,664	3,154,486
Becton, Dickinson & Co.	16,700	1,470,602
C.R. Bard, Inc.	6,562	648,654
CareFusion Corp. *	18,843	616,920
Cerner Corp. *	12,385	1,083,192
Coventry Health Care, Inc.	11,292	512,205
Covidien plc	40,096	2,548,903
DaVita HealthCare Partners, Inc. *	7,056	844,039
DENTSPLY International, Inc.	12,118	501,928
Edwards Lifesciences Corp. *	9,744	837,302
Express Scripts Holding Co. *	69,376	3,948,188
HCA Holdings, Inc.	20,391	756,302
Henry Schein, Inc. *	7,517	670,667
Hologic, Inc. *	22,856	498,947
Hospira, Inc. *	14,017	412,520
IDEXX Laboratories, Inc. *	4,718	434,622
Intuitive Surgical, Inc. *	3,360	1,713,230
Laboratory Corp. of America Holdings *	8,079	715,799
McKesson Corp.	20,013	2,123,980
Medtronic, Inc.	85,690	3,852,622
Omnicare, Inc.	8,899	331,577
Patterson Cos., Inc.	7,159	260,158
Quest Diagnostics, Inc.	13,440	754,925

52 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ResMed, Inc.	11,976	532,812
St. Jude Medical, Inc.	26,041	1,067,681
Stryker Corp.	24,439	1,561,163
The Cooper Cos., Inc.	4,064	431,028
UnitedHealth Group, Inc.	86,686	4,633,367
Universal Health Services, Inc., Class B	7,546	436,838
Varian Medical Systems, Inc. *	9,211	650,573
Zimmer Holdings, Inc.	14,674	1,099,963

		41,379,289

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	11,760	728,649
Colgate-Palmolive Co.	37,709	4,315,041
Energizer Holdings, Inc.	5,256	483,184
Herbalife Ltd. (a)	9,099	366,599
Mead Johnson Nutrition Co.	17,225	1,290,325
The Estee Lauder Cos., Inc., Class A	20,431	1,309,627

		8,493,425

Insurance 3.6%
Alleghany Corp. *	1,444	545,644
Axis Capital Holdings Ltd.	9,573	389,908
Berkshire Hathaway, Inc., Class B *	154,755	15,809,771
Erie Indemnity Co., Class A	2,105	154,086
Everest Re Group Ltd.	4,379	545,667
Loews Corp.	26,409	1,138,492
Markel Corp. *	785	379,508
PartnerRe Ltd.	5,118	456,730
RenaissanceRe Holdings Ltd.	4,063	355,269
The Progressive Corp.	47,147	1,148,501
White Mountains Insurance Group Ltd.	462	261,030
XL Group plc	25,454	729,003

		21,913,609

Materials 4.2%
Airgas, Inc.	6,012	602,883
Albemarle Corp.	7,614	495,519
Allied Nevada Gold Corp. *	7,076	129,491
AptarGroup, Inc.	5,591	301,578
Ashland, Inc.	6,267	488,638
Ball Corp.	13,021	578,263
CF Industries Holdings, Inc.	5,326	1,069,621
Cliffs Natural Resources, Inc. (a)	12,133	308,906
Crown Holdings, Inc. *	12,253	476,274
Ecolab, Inc.	22,365	1,712,041
FMC Corp.	11,602	699,136
Freeport-McMoRan Copper & Gold, Inc.	80,406	2,566,559
LyondellBasell Industries N.V., Class A	32,256	1,890,847
Monsanto Co.	45,320	4,578,680
Newmont Mining Corp.	42,009	1,692,543
Nucor Corp.	27,053	1,218,738
Praxair, Inc.	25,142	2,842,303
Reliance Steel & Aluminum Co.	6,384	425,111
Rock-Tenn Co., Class A	6,048	534,946
Royal Gold, Inc.	5,594	366,631
Sigma-Aldrich Corp.	10,174	784,008
The Mosaic Co.	23,388	1,369,133
W.R. Grace & Co. *	5,999	429,408

		25,561,257

Media 3.8%
AMC Networks, Inc., Class A *	4,822	276,783
Charter Communications, Inc., Class A *	3,807	328,887
Comcast Corp., Class A	225,548	8,974,555
DIRECTV *	51,238	2,468,134
Discovery Communications, Inc., Series A *	20,245	1,484,566
DISH Network Corp., Class A	19,248	669,830
John Wiley & Sons, Inc., Class A	3,931	143,796
Liberty Global, Inc., Series A *	20,867	1,437,528
Liberty Media Corp. *	9,427	1,018,116
Scripps Networks Interactive, Inc., Class A	7,358	463,922
Sirius XM Radio, Inc.	272,564	844,948
Starz - Liberty Capital *	9,427	174,965
The Washington Post Co., Class B	387	154,235
Time Warner Cable, Inc.	25,541	2,206,487
Viacom, Inc., Class B	39,105	2,286,078

		22,932,830

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Actavis, Inc. *	10,792	919,047
Alexion Pharmaceuticals, Inc. *	16,544	1,435,027
Allergan, Inc.	26,071	2,826,618
Amgen, Inc.	65,166	5,956,824
Biogen Idec, Inc. *	20,064	3,337,446
BioMarin Pharmaceutical, Inc. *	10,457	606,192
Celgene Corp. *	35,817	3,695,598
Covance, Inc. *	4,709	313,572
Endo Health Solutions, Inc. *	9,783	303,273
Forest Laboratories, Inc. *	19,726	725,917
Gilead Sciences, Inc. *	128,693	5,496,478
Illumina, Inc. *	10,451	523,909
Life Technologies Corp. *	14,522	844,164
Mettler-Toledo International, Inc. *	2,650	563,920
Mylan, Inc. *	34,511	1,021,871
Onyx Pharmaceuticals, Inc. *	5,652	425,652
Perrigo Co.	7,492	847,870
Pharmacyclics, Inc. *	4,164	365,516
Regeneron Pharmaceuticals, Inc. *	6,384	1,066,128
Techne Corp.	3,024	205,602
Thermo Fisher Scientific, Inc.	30,516	2,252,081
United Therapeutics Corp. *	4,035	241,333
Vertex Pharmaceuticals, Inc. *	18,255	854,699
Warner Chilcott plc, Class A	14,601	197,259
Waters Corp. *	7,406	686,684
Zoetis, Inc. *	7,121	238,197

		35,950,877

Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	5,376	382,449
American Campus Communities, Inc.	8,745	395,274
American Tower Corp.	33,553	2,603,713
AvalonBay Communities, Inc.	9,693	1,209,977

See financial notes 53

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Boston Properties, Inc.	12,768	1,326,340
BRE Properties, Inc.	6,484	315,187
CBRE Group, Inc., Class A *	25,445	615,006
Digital Realty Trust, Inc.	10,416	697,664
Essex Property Trust, Inc.	3,124	465,445
Federal Realty Investment Trust	5,476	581,606
Host Hotels & Resorts, Inc.	61,466	1,024,638
Jones Lang LaSalle, Inc.	3,696	357,181
Public Storage	12,196	1,844,157
Realogy Holdings Corp. *	3,798	170,340
Simon Property Group, Inc.	26,265	4,172,458
SL Green Realty Corp.	7,728	630,759
Taubman Centers, Inc.	5,205	399,327
The Macerich Co.	11,624	698,719
Ventas, Inc.	25,078	1,775,021

		19,665,261

Retailing 6.1%
Advance Auto Parts, Inc.	6,137	468,499
Amazon.com, Inc. *	30,787	8,136,080
AutoZone, Inc. *	3,161	1,201,654
Bed Bath & Beyond, Inc. *	19,439	1,103,163
CarMax, Inc. *	19,410	745,538
Dick’s Sporting Goods, Inc.	8,345	417,250
Dollar General Corp. *	22,294	1,033,104
Dollar Tree, Inc. *	19,092	862,672
Family Dollar Stores, Inc.	8,104	466,385
Groupon, Inc. *	22,647	102,591
J.C. Penney Co., Inc. (a)	12,045	211,631
Kohl’s Corp.	17,884	824,452
LKQ Corp. *	25,227	534,560
Lowe’s Cos., Inc.	95,447	3,641,303
Netflix, Inc. *	4,704	884,728
Nordstrom, Inc.	12,876	698,137
O’Reilly Automotive, Inc. *	9,684	985,250
PetSmart, Inc.	9,044	588,855
Priceline.com, Inc. *	4,238	2,913,964
Ross Stores, Inc.	18,894	1,095,096
Sally Beauty Holdings, Inc. *	13,213	366,529
Sears Holdings Corp. *(a)	3,102	139,590
Target Corp.	55,209	3,475,959
The Sherwin-Williams Co.	7,295	1,178,799
The TJX Cos., Inc.	61,773	2,777,932
Tiffany & Co.	10,087	677,443
Tractor Supply Co.	6,065	630,699
Ulta Salon, Cosmetics & Fragrance, Inc.	4,970	440,143
Urban Outfitters, Inc. *	9,180	371,974

		36,973,980

Semiconductors & Semiconductor Equipment 1.0%
Altera Corp.	27,061	958,501
Atmel Corp. *	36,752	249,914
Broadcom Corp., Class A	43,959	1,499,441
Cree, Inc. *	9,820	444,158
Lam Research Corp. *	13,700	579,510
Marvell Technology Group Ltd.	38,979	393,688
NVIDIA Corp.	53,195	673,449
Skyworks Solutions, Inc. *	16,655	354,751
Xilinx, Inc.	22,243	828,997

		5,982,409

Software & Services 15.8%
Accenture plc, Class A	54,258	4,034,625
Activision Blizzard, Inc.	35,986	514,600
Adobe Systems, Inc. *	41,922	1,647,535
Akamai Technologies, Inc. *	15,167	560,572
Alliance Data Systems Corp. *	4,221	669,830
ANSYS, Inc. *	7,817	592,529
Autodesk, Inc. *	18,932	695,183
Automatic Data Processing, Inc.	41,139	2,524,289
BMC Software, Inc. *	11,147	446,660
Citrix Systems, Inc. *	15,839	1,122,985
Cognizant Technology Solutions Corp., Class A *	25,455	1,954,180
Concur Technologies, Inc. *	3,817	267,953
eBay, Inc. *	98,840	5,404,571
Electronic Arts, Inc. *	25,843	453,028
Equinix, Inc. *	4,132	874,125
Facebook, Inc., Class A *	45,648	1,243,908
FactSet Research Systems, Inc. (a)	3,449	335,553
Fidelity National Information Services, Inc.	21,059	792,871
Fiserv, Inc. *	11,366	933,262
Fortinet, Inc. *	11,004	266,077
Gartner, Inc. *	7,881	392,159
Genpact Ltd.	11,269	198,447
Global Payments, Inc.	6,751	325,466
Google, Inc., Class A *	22,572	18,084,686
IAC/InterActiveCorp	6,760	275,470
Informatica Corp. *	9,099	318,556
Intuit, Inc.	23,520	1,516,570
LinkedIn Corp., Class A *	5,781	972,249
MasterCard, Inc., Class A	9,102	4,713,198
MICROS Systems, Inc. *	6,740	288,472
Microsoft Corp.	642,501	17,861,528
NetSuite, Inc. *	2,282	159,261
Nuance Communications, Inc. *	21,381	393,624
Oracle Corp.	318,828	10,923,047
Rackspace Hosting, Inc. *	9,339	521,677
Red Hat, Inc. *	16,365	831,506
Salesforce.com, Inc. *	11,052	1,870,219
ServiceNow, Inc. *	1,008	32,730
SolarWinds, Inc. *	5,105	288,228
Solera Holdings, Inc.	5,882	331,157
Symantec Corp. *	58,692	1,375,740
Synopsys, Inc. *	12,539	439,241
TIBCO Software, Inc. *	13,024	279,365
Vantiv, Inc., Class A *	3,582	77,944
VeriFone Systems, Inc. *	9,072	172,096
Visa, Inc., Class A	44,325	7,031,718
VMware, Inc., Class A *	7,200	517,176

		95,525,866

Technology Hardware & Equipment 12.3%
Agilent Technologies, Inc.	29,459	1,221,959
Amphenol Corp., Class A	13,618	964,971
Apple, Inc.	79,846	35,244,024
Arrow Electronics, Inc. *	8,963	359,864

54 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cisco Systems, Inc.	450,674	9,396,553
Corning, Inc.	124,951	1,575,632
Dell, Inc.	123,867	1,727,945
Dolby Laboratories, Inc., Class A	4,045	128,955
EMC Corp. *	178,864	4,115,661
F5 Networks, Inc. *	6,741	636,553
FLIR Systems, Inc.	12,590	331,621
Hewlett-Packard Co.	166,869	3,360,742
JDS Uniphase Corp. *	19,488	275,950
Juniper Networks, Inc. *	43,618	902,020
NetApp, Inc. *	30,389	1,028,060
Palo Alto Networks, Inc. *(a)	2,714	165,907
QUALCOMM, Inc.	144,558	9,487,342
Riverbed Technology, Inc. *	13,618	208,083
SanDisk Corp. *	20,420	1,028,964
Teradata Corp. *	14,401	836,122
Trimble Navigation Ltd. *	10,694	635,544
Western Digital Corp.	18,514	873,120

		74,505,592

Telecommunication Services 0.5%
Crown Castle International Corp. *	24,921	1,739,486
Level 3 Communications, Inc. *	13,485	269,430
MetroPCS Communications, Inc. *	26,729	261,944
SBA Communications Corp., Class A *	10,752	764,682
United States Cellular Corp. *	1,164	42,824

		3,078,366

Transportation 3.4%
C.H. Robinson Worldwide, Inc.	13,672	779,577
CSX Corp.	87,262	2,001,790
Delta Air Lines, Inc. *	71,778	1,024,272
Expeditors International of Washington, Inc.	17,705	687,839
FedEx Corp.	24,837	2,618,565
Hertz Global Holdings, Inc. *	25,264	504,017
J.B. Hunt Transport Services, Inc.	7,659	532,454
Kansas City Southern	9,408	968,742
Southwest Airlines Co.	62,834	735,158
Union Pacific Corp.	39,935	5,475,488
United Parcel Service, Inc., Class B	60,685	5,015,615

		20,343,517

Utilities 0.6%
Calpine Corp. *	33,355	613,732
EQT Corp.	12,610	795,565
ITC Holdings Corp.	4,382	370,367
NRG Energy, Inc.	27,266	654,384
ONEOK, Inc.	17,319	779,182
The AES Corp.	52,433	609,271

		3,822,501

Total Common Stock
(Cost $523,669,875)		604,953,043

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
iShares Russell 1000 Growth Index Fund	1,000	69,040

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	86,356	86,356

Total Other Investment Companies
(Cost $155,115)		155,396

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund	1,171,332	1,171,332

Total Collateral Invested for Securities on Loan
(Cost $1,171,332)		1,171,332

End of Collateral Invested for Securities on Loan

At 02/28/13, the tax basis cost of the fund’s investments was $524,157,644 and the unrealized appreciation and depreciation were $94,500,721 and ($13,549,926), respectively, with a net unrealized appreciation of $80,950,795.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Reg’d —	Registered

See financial notes 55

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$604,953,043	$—	$—	$604,953,043
Other Investment Companies[1]	155,396	—	—	155,396

Total	$605,108,439	$—	$—	$605,108,439

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,171,332	$—	$—	$1,171,332

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

56 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,465,131)		$1,510,401
Investments in unaffiliated issuers, at value (cost $522,359,859) including securities on loan of $1,136,345	+	603,598,038

Total investments, at value (cost $523,824,990)		605,108,439
Collateral invested for securities on loan		1,171,332
Receivables:
Investments sold		414,624
Fund shares sold		1,779,896
Dividends		694,843
Income from securities on loan		2,027
Interest	+	3

Total assets		609,171,164

Liabilities

Collateral held for securities on loan		1,171,332
Payables:
Investments bought		2,322,205
Investment adviser fees	+	3,452

Total liabilities		3,496,989

Net Assets

Total assets		609,171,164
Total liabilities	—	3,496,989

Net assets		$605,674,175

Net Assets by Source
Capital received from investors		528,215,109
Net investment income not yet distributed		822,087
Net realized capital losses		(4,663,488)
Net unrealized capital gains		81,300,467

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$605,674,175		16,800,000		$36.05

See financial notes 57

 Schwab U.S. Large-Cap Growth ETF

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$10,328
Dividends received from unaffiliated issuers (net of foreign withholding tax of $13,697)		4,533,500
Interest		121
Securities on loan	+	13,312

Total investment income		4,557,261

Expenses

Investment adviser fees		198,630

Total expenses	−	198,630

Net investment income		4,358,631

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		2,475
Net realized losses on unaffiliated investments		(3,977,372)
Net realized gains on in-kind redemptions	+	3,114,865

Net realized losses		(860,032)
Net unrealized gains on affiliated issuer		233,901
Net unrealized gains on unaffiliated investments	+	31,467,948

Net unrealized gains	+	31,701,849

Net realized and unrealized gains		30,841,817

Net increase in net assets resulting from operations		$35,200,448

58 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$4,358,631	$4,505,804
Net realized gains (losses)		(860,032)	8,926,873
Net unrealized gains	+	31,701,849	43,484,128

Net increase in net assets resulting from operations		35,200,448	56,916,805

Distributions to Shareholders

Distributions from net investment income		($4,618,665)	($4,082,865)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,250,000	$113,862,372	5,050,000	$161,486,599
Shares redeemed	+	(400,000)	(13,831,699)	(1,600,001)	(48,413,567)

Net transactions in fund shares		2,850,000	$100,030,673	3,449,999	$113,073,032

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,950,000	$475,061,719	10,500,001	$309,154,747
Total increase	+	2,850,000	130,612,456	3,449,999	165,906,972

End of period		16,800,000	$605,674,175	13,950,000	$475,061,719

Net investment income not yet distributed			$822,087		$1,082,121

See financial notes 59

Schwab U.S. Large-Cap Value ETF™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	12/9/09[1]–
	2/28/13*		8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	31.24		27.34	24.36	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.49		0.82	0.70	0.47
Net realized and unrealized gains (losses)	3.11		3.89	2.99	(0.78)

Total from investment operations	3.60		4.71	3.69	(0.31)
Less distributions:
Distributions from net investment income	(0.51)		(0.81)	(0.71)	(0.33)

Net asset value at end of period	34.33		31.24	27.34	24.36

Total return (%)	11.65	[2]	17.53	15.12	(1.29)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[3,4]	0.13	0.13	0.14	[3,5]
Gross operating expenses	0.08	[3,4]	0.13	0.13	0.14	[3]
Net investment income (loss)	3.12	[3]	2.89	2.68	2.98	[3]
Portfolio turnover rate[6]	3	[2]	8	7	5	[2]
Net assets, end of period ($ x 1,000)	487,498		385,791	241,994	84,052

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
5 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

60 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Common Stock	425,847,928	485,238,269
0.2%	Other Investment Companies	1,004,036	1,003,249

99.7%	Total Investments	426,851,964	486,241,518
0.1%	Collateral Invested for Securities on Loan	681,321	681,321
0.2%	Other Assets and Liabilities, Net		574,906

100.0%	Net Assets		487,497,745

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Automobiles & Components 1.3%
Ford Motor Co.	240,018	3,026,627
General Motors Co. *	48,159	1,307,517
Gentex Corp.	8,975	168,281
Harley-Davidson, Inc.	14,318	753,557
Lear Corp.	6,041	322,710
The Goodyear Tire & Rubber Co. *	15,336	199,061
TRW Automotive Holdings Corp. *	6,357	373,092

		6,150,845

Banks 4.9%
BB&T Corp.	43,977	1,335,142
BOK Financial Corp.	1,583	94,078
City National Corp.	2,921	165,942
Comerica, Inc.	12,134	417,167
Commerce Bancshares, Inc.	4,962	189,003
Cullen/Frost Bankers, Inc.	4,249	257,319
Fifth Third Bancorp	56,442	894,041
First Republic Bank	4,219	153,782
Hudson City Bancorp, Inc.	29,267	249,355
Huntington Bancshares, Inc.	54,131	380,541
KeyCorp	58,335	547,766
M&T Bank Corp.	7,602	776,088
New York Community Bancorp, Inc.	27,264	368,064
People’s United Financial, Inc.	21,752	284,951
PNC Financial Services Group, Inc.	33,291	2,077,025
Regions Financial Corp.	92,300	706,095
TFS Financial Corp. *	5,680	59,697
U.S. Bancorp	119,267	4,052,693
Wells Fargo & Co.	309,276	10,849,402
Zions Bancorp	11,360	274,230

		24,132,381

Capital Goods 8.3%
3M Co.	39,986	4,158,544
Eaton Corp. plc	29,112	1,804,071
General Dynamics Corp.	20,819	1,415,067
General Electric Co.	662,288	15,378,327
Honeywell International, Inc.	49,700	3,483,970
Hubbell, Inc., Class B	3,426	318,310
Ingersoll-Rand plc	17,660	929,799
L-3 Communications Holdings, Inc.	5,802	442,519
Lockheed Martin Corp.	16,938	1,490,544
Masco Corp.	22,734	437,857
McDermott International, Inc. *	14,484	184,237
Northrop Grumman Corp.	15,513	1,018,894
Owens Corning *	7,501	291,114
Parker Hannifin Corp.	9,431	891,041
Raytheon Co.	20,683	1,128,671
Rockwell Automation, Inc.	8,863	800,683
Snap-On, Inc.	3,600	288,972
The Timken Co.	5,025	272,958
Tyco International Ltd.	29,310	938,213
United Technologies Corp.	53,108	4,808,929
URS Corp.	4,830	204,116

		40,686,836

Commercial & Professional Services 0.7%
Avery Dennison Corp.	6,402	261,522
Cintas Corp.	6,705	294,349
Iron Mountain, Inc.	10,632	366,804
Manpower, Inc.	4,770	260,442
Pitney Bowes, Inc. (a)	12,560	164,536
Republic Services, Inc.	18,658	586,608
The ADT Corp.	14,770	707,335
Waste Management, Inc.	27,338	1,020,254

		3,661,850

Consumer Durables & Apparel 1.0%
D.R. Horton, Inc.	17,446	389,046
Garmin Ltd. (a)	6,897	236,843
Harman International Industries, Inc.	4,150	176,168
Hasbro, Inc.	7,314	292,706
Leggett & Platt, Inc.	8,941	273,416
Lennar Corp., Class A	10,224	394,544
Mattel, Inc.	21,526	877,184
Newell Rubbermaid, Inc.	18,339	428,032
Polaris Industries, Inc.	4,076	356,120
PulteGroup, Inc. *	21,692	416,053
Tupperware Brands Corp.	3,467	271,223
Whirlpool Corp.	4,867	549,728

		4,661,063

Consumer Services 1.9%
Carnival Corp.	28,042	1,003,062
Darden Restaurants, Inc.	8,152	377,193
H&R Block, Inc.	17,040	423,615
International Game Technology	16,801	267,808
McDonald’s Corp.	63,583	6,097,610
Norwegian Cruise Line Holdings Ltd. *	1,515	46,935
Royal Caribbean Cruises Ltd.	9,005	314,004

See financial notes 61

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wyndham Worldwide Corp.	8,922	537,461

		9,067,688

Diversified Financials 9.6%
American Express Co.	61,628	3,830,180
Bank of America Corp.	681,600	7,654,368
Capital One Financial Corp.	36,544	1,864,840
CBOE Holdings, Inc.	5,475	196,662
Citigroup, Inc.	185,452	7,783,420
CME Group, Inc.	19,230	1,150,339
E*TRADE Financial Corp. *	16,000	171,360
Eaton Vance Corp.	7,100	271,149
Invesco Ltd.	28,032	750,977
JPMorgan Chase & Co.	239,980	11,739,822
Legg Mason, Inc.	7,538	214,833
LPL Financial Holdings, Inc.	2,344	73,906
Morgan Stanley	86,906	1,959,730
Northern Trust Corp.	13,758	731,513
NYSE Euronext	15,490	577,467
Raymond James Financial, Inc.	7,016	307,862
SEI Investments Co.	8,480	239,730
SLM Corp.	28,836	547,019
TD Ameritrade Holding Corp.	14,382	273,402
The Bank of New York Mellon Corp.	73,497	1,994,709
The Goldman Sachs Group, Inc.	27,737	4,153,893
The NASDAQ OMX Group, Inc.	7,325	231,910

		46,719,091

Energy 11.8%
Apache Corp.	24,606	1,827,488
Chesapeake Energy Corp.	32,671	658,647
Chevron Corp.	123,540	14,472,711
Cobalt International Energy, Inc. *	11,094	273,689
ConocoPhillips	76,952	4,459,368
Devon Energy Corp.	23,690	1,285,419
Exxon Mobil Corp.	287,692	25,762,819
Marathon Oil Corp.	44,588	1,493,698
Patterson-UTI Energy, Inc.	9,425	219,980
Phillips 66	39,318	2,475,461
Spectra Energy Corp.	41,892	1,216,544
The Williams Cos., Inc.	42,410	1,472,051
Tidewater, Inc.	3,146	148,900
Valero Energy Corp.	35,488	1,617,898

		57,384,673

Food & Staples Retailing 0.5%
Safeway, Inc. (a)	14,982	357,471
Sysco Corp.	37,120	1,193,779
The Kroger Co.	32,333	944,447

		2,495,697

Food, Beverage & Tobacco 8.7%
Altria Group, Inc.	127,410	4,274,606
Archer-Daniels-Midland Co.	41,326	1,316,646
Beam, Inc.	10,022	611,643
Campbell Soup Co.	11,271	463,914
Coca-Cola Enterprises, Inc.	16,977	607,437
ConAgra Foods, Inc.	25,476	868,986
Constellation Brands, Inc., Class A *	9,622	425,677
Dr. Pepper Snapple Group, Inc.	13,200	575,784
General Mills, Inc.	40,727	1,883,624
H.J. Heinz Co.	20,264	1,467,722
Hillshire Brands Co.	7,871	255,020
Hormel Foods Corp.	8,362	312,822
Ingredion, Inc.	4,862	321,864
Kellogg Co.	15,536	939,928
Kraft Foods Group, Inc.	37,413	1,813,408
McCormick & Co., Inc. Non Voting Shares	8,336	560,763
Molson Coors Brewing Co., Class B	9,656	426,892
Mondelez International, Inc., Class A	113,018	3,124,948
Philip Morris International, Inc.	105,364	9,667,147
Reynolds American, Inc.	20,454	893,431
Smithfield Foods, Inc. *	7,830	174,139
The Coca-Cola Co.	243,672	9,434,980
The Hershey Co.	9,490	790,897
The J.M. Smucker Co.	6,731	641,464
Tyson Foods, Inc., Class A	17,892	405,612

		42,259,354

Health Care Equipment & Services 0.9%
Boston Scientific Corp. *	86,355	638,164
Cardinal Health, Inc.	21,418	989,726
CIGNA Corp.	17,892	1,045,966
Humana, Inc.	10,003	682,805
WellPoint, Inc.	19,091	1,187,078

		4,543,739

Household & Personal Products 3.4%
Avon Products, Inc.	26,980	527,459
Kimberly-Clark Corp.	24,650	2,324,002
The Clorox Co.	8,309	698,039
The Procter & Gamble Co.	172,672	13,154,153

		16,703,653

Insurance 5.0%
ACE Ltd.	21,584	1,843,058
Aflac, Inc.	29,572	1,477,121
Allied World Assurance Co. Holdings AG	2,293	201,348
American Financial Group, Inc.	4,905	215,624
American International Group, Inc. *	93,720	3,562,297
Aon plc	20,002	1,221,922
Arch Capital Group Ltd. *	8,588	421,843
Arthur J. Gallagher & Co.	7,871	302,876
Assurant, Inc.	4,927	206,885
Assured Guaranty Ltd.	12,133	226,523
Brown & Brown, Inc.	7,384	221,520
Cincinnati Financial Corp.	9,118	410,401
CNA Financial Corp.	1,483	46,774
Fidelity National Financial, Inc., Class A	13,218	329,657
Genworth Financial, Inc., Class A *	30,985	264,612
Hartford Financial Services Group, Inc.	28,386	670,194
HCC Insurance Holdings, Inc.	6,284	251,360
Lincoln National Corp.	17,256	509,742
Marsh & McLennan Cos., Inc.	34,331	1,275,053
MetLife, Inc.	69,284	2,455,425

62 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Principal Financial Group, Inc.	17,401	550,046
Prudential Financial, Inc.	29,126	1,618,532
Reinsurance Group of America, Inc.	4,644	267,030
The Allstate Corp.	30,447	1,401,171
The Chubb Corp.	16,496	1,386,159
The Travelers Cos., Inc.	23,996	1,929,758
Torchmark Corp.	5,879	330,341
Unum Group	17,073	417,776
Validus Holdings Ltd.	6,342	225,965
W.R. Berkley Corp.	6,998	290,417

		24,531,430

Materials 3.2%
Air Products & Chemicals, Inc.	13,467	1,162,741
Alcoa, Inc.	67,091	571,615
Allegheny Technologies, Inc.	6,675	203,387
Bemis Co., Inc.	6,578	245,623
Celanese Corp., Series A	9,940	465,689
E.I. du Pont de Nemours & Co.	58,788	2,815,945
Eastman Chemical Co.	9,664	673,871
Huntsman Corp.	12,150	209,344
International Flavors & Fragrances, Inc.	5,148	375,701
International Paper Co.	27,772	1,222,246
Martin Marietta Materials, Inc.	2,850	276,820
MeadWestvaco Corp.	10,918	389,882
Owens-Illinois, Inc. *	10,224	260,712
PPG Industries, Inc.	8,998	1,211,671
Rockwood Holdings, Inc.	4,830	302,358
Sealed Air Corp.	12,177	270,451
Sonoco Products Co.	6,295	199,992
Steel Dynamics, Inc.	13,700	209,199
The Dow Chemical Co.	76,112	2,414,273
The Scotts Miracle-Gro Co., Class A	2,400	106,344
The Valspar Corp.	5,680	349,945
Tronox Ltd., Class A (a)	1,525	31,323
United States Steel Corp. (a)	8,975	187,039
Valhi, Inc.	1,300	21,164
Vulcan Materials Co.	8,089	411,973
Westlake Chemical Corp.	1,200	103,464
Weyerhaeuser Co.	34,106	1,003,057

		15,695,829

Media 3.5%
Cablevision Systems Corp., Class A	13,547	189,523
CBS Corp., Class B Non Voting Shares	37,172	1,612,893
Gannett Co., Inc.	14,389	288,787
News Corp., Class A	128,084	3,688,819
Omnicom Group, Inc.	16,649	957,817
The Interpublic Group of Cos., Inc.	27,459	350,926
The McGraw-Hill Cos., Inc.	17,419	810,854
The Walt Disney Co.	111,896	6,108,403
Time Warner, Inc.	59,582	3,167,975

		17,175,997

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
Abbott Laboratories	99,400	3,358,726
AbbVie, Inc.	99,400	3,669,848
Bristol-Myers Squibb Co.	103,877	3,840,333
Eli Lilly & Co.	64,741	3,538,743
Johnson & Johnson	174,944	13,314,988
Merck & Co., Inc.	192,255	8,215,056
PerkinElmer, Inc.	7,125	243,461
Pfizer, Inc.	464,908	12,724,532

		48,905,687

Real Estate 2.5%
American Capital Agency Corp.	21,414	679,252
Annaly Capital Management, Inc.	61,359	950,451
Camden Property Trust	5,396	373,079
Chimera Investment Corp.	63,406	188,950
DDR Corp.	15,052	259,948
Equity Residential	20,448	1,125,458
General Growth Properties, Inc.	28,257	540,839
HCP, Inc.	28,402	1,388,290
Health Care REIT, Inc.	16,388	1,051,126
Kimco Realty Corp.	25,560	556,441
Liberty Property Trust	7,437	288,481
Piedmont Office Realty Trust, Inc., Class A	11,644	228,921
Plum Creek Timber Co., Inc.	10,296	499,356
ProLogis, Inc.	28,884	1,124,743
Rayonier, Inc.	7,722	431,428
Realty Income Corp.	11,360	518,584
Regency Centers Corp.	5,720	296,754
Senior Housing Properties Trust	10,950	274,736
UDR, Inc.	15,689	374,340
Vornado Realty Trust	10,644	853,755

		12,004,932

Retailing 2.8%
Abercrombie & Fitch Co., Class A	4,954	231,005
American Eagle Outfitters, Inc.	11,271	233,084
AutoNation, Inc. *	2,396	104,873
Best Buy Co., Inc.	16,667	273,506
Dillard’s, Inc., Class A	1,850	147,408
Expedia, Inc.	5,839	372,762
Foot Locker, Inc.	9,656	330,139
Genuine Parts Co.	9,719	690,341
GNC Holdings, Inc., Class A	4,604	188,764
Liberty Interactive Corp., Series A *	32,497	678,537
Limited Brands, Inc.	14,981	681,935
Macy’s, Inc.	24,870	1,022,157
Signet Jewelers Ltd.	5,046	308,916
Staples, Inc.	44,304	583,927
The Gap, Inc.	18,709	615,900
The Home Depot, Inc.	94,572	6,478,182
TripAdvisor, Inc. *	6,842	311,037
Williams-Sonoma, Inc.	5,350	242,890

		13,495,363

Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc. *(a)	36,399	90,633
Analog Devices, Inc.	18,950	856,919
Applied Materials, Inc.	75,392	1,032,870
Intel Corp.	314,940	6,566,499
KLA-Tencor Corp.	10,781	590,368

See financial notes 63

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Linear Technology Corp.	14,503	554,595
LSI Corp. *	35,260	245,410
Maxim Integrated Products, Inc.	18,460	575,583
Microchip Technology, Inc.	12,433	453,431
Micron Technology, Inc. *	63,946	536,507
ON Semiconductor Corp. *	28,400	227,200
Texas Instruments, Inc.	70,557	2,425,044

		14,155,059

Software & Services 1.0%
Broadridge Financial Solutions, Inc.	7,845	180,043
CA, Inc.	21,868	535,547
Computer Sciences Corp.	9,724	467,044
Paychex, Inc.	20,448	676,829
SAIC, Inc.	17,831	210,762
Total System Services, Inc.	10,116	240,356
VeriSign, Inc. *	9,690	443,802
Western Union Co.	37,844	530,951
Yahoo! Inc. *	65,435	1,394,420

		4,679,754

Technology Hardware & Equipment 3.8%
Avnet, Inc. *	8,646	305,290
Harris Corp.	7,118	342,162
International Business Machines Corp.	67,024	13,460,430
Jabil Circuit, Inc.	11,928	223,411
Molex, Inc.	8,656	239,858
Motorola Solutions, Inc.	17,689	1,100,433
NCR Corp. *	9,975	275,110
Seagate Technology plc	21,112	678,962
TE Connectivity Ltd.	26,540	1,065,050
Xerox Corp.	79,441	644,267

		18,334,973

Telecommunication Services 5.0%
AT&T, Inc.	358,692	12,880,630
CenturyLink, Inc.	39,407	1,366,241
Frontier Communications Corp. (a)	62,855	260,220
Sprint Nextel Corp. *	189,042	1,096,443
Telephone & Data Systems, Inc.	6,389	146,244
Verizon Communications, Inc.	180,056	8,378,006
Windstream Corp. (a)	37,111	318,783

		24,446,567

Transportation 0.4%
Norfolk Southern Corp.	19,916	1,454,864
United Continental Holdings, Inc. *	20,878	557,651

		2,012,515

Utilities 6.4%
AGL Resources, Inc.	7,384	295,065
Alliant Energy Corp.	6,864	327,344
Ameren Corp.	15,252	515,365
American Electric Power Co., Inc.	30,956	1,448,431
American Water Works Co., Inc.	11,076	436,948
Aqua America, Inc.	8,772	255,528
Atmos Energy Corp.	5,680	216,806
CenterPoint Energy, Inc.	26,824	574,838
CMS Energy Corp.	16,548	440,342
Consolidated Edison, Inc.	18,402	1,085,718
Dominion Resources, Inc.	36,625	2,051,000
DTE Energy Co.	10,833	723,644
Duke Energy Corp.	44,588	3,087,719
Edison International	20,519	985,528
Energen Corp.	4,576	211,594
Entergy Corp.	11,350	706,651
Exelon Corp.	53,717	1,664,690
FirstEnergy Corp.	26,430	1,043,456
Integrys Energy Group, Inc.	4,867	275,326
MDU Resources Group, Inc.	11,867	286,707
National Fuel Gas Co.	5,252	305,614
NextEra Energy, Inc.	26,638	1,914,473
NiSource, Inc.	19,557	541,729
Northeast Utilities	19,694	817,498
NV Energy, Inc.	14,872	293,871
OGE Energy Corp.	6,248	361,822
Pepco Holdings, Inc.	14,309	290,330
PG&E Corp.	27,536	1,174,135
Pinnacle West Capital Corp.	6,864	383,972
PPL Corp.	36,636	1,129,122
Public Service Enterprise Group, Inc.	32,008	1,043,141
Questar Corp.	11,221	263,806
SCANA Corp.	8,259	403,370
Sempra Energy	14,200	1,104,192
TECO Energy, Inc.	12,496	215,556
The Southern Co.	55,035	2,477,125
UGI Corp.	7,150	256,113
Westar Energy, Inc.	7,968	247,167
Wisconsin Energy Corp.	14,484	598,189
Xcel Energy, Inc.	30,640	879,368

		31,333,293

Total Common Stock
(Cost $425,847,928)		485,238,269

Other Investment Companies 0.2% of net assets

Equity Fund 0.2%
iShares Russell 1000 Value Index Fund	11,500	901,715

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	101,534	101,534

Total Other Investment Companies
(Cost $1,004,036)		1,003,249

End of Investments

64 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	681,321	681,321

Total Collateral Invested for Securities on Loan
(Cost $681,321)		681,321

End of Collateral Invested for Securities on Loan

At 02/28/13, the tax basis cost of the fund’s investments was $427,183,764 and the unrealized appreciation and depreciation were $64,455,018 and ($5,397,264), respectively, with a net unrealized appreciation $59,057,754.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$485,238,269	$—	$—	$485,238,269
Other Investment Companies[1]	1,003,249	—	—	1,003,249

Total	$486,241,518	$—	$—	$486,241,518

Other Financial Instruments
Collateral Invested for Securities on Loan	$681,321	$—	$—	$681,321

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	February 28,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Rights	$—	($129)	$4,145	$6,910	($10,926)	$—	$—	$—

Total	$—	($129)	$4,145	$6,910	($10,926)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

See financial notes 65

 Schwab U.S. Large-Cap Value ETF

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $426,851,964) including securities on loan of $657,135		$486,241,518
Collateral invested for securities on loan		681,321
Receivables:
Investments sold		174,696
Dividends		1,630,562
Income from securities on loan		1,582
Foreign tax reclaims		1,114
Interest	+	4

Total assets		488,730,797

Liabilities

Collateral held for securities on loan		681,321
Payables:
Investments bought		548,940
Investment adviser fees	+	2,791

Total liabilities		1,233,052

Net Assets

Total assets		488,730,797
Total liabilities	—	1,233,052

Net assets		$487,497,745

Net Assets by Source
Capital received from investors		418,007,708
Net investment income not yet distributed		1,732,417
Net realized capital gains		8,300,902
Net unrealized capital gains		59,456,718

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$487,497,745		14,200,000		$34.33

66 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $90)		$6,759,098
Interest		133
Securities on loan	+	10,540

Total investment income		6,769,771

Expenses

Investment adviser fees		160,863

Total expenses	−	160,863

Net investment income		6,608,908

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(461,552)
Net realized gains on in-kind redemptions	+	10,951,402

Net realized gains		10,489,850
Net unrealized gains on investments	+	28,784,976

Net realized and unrealized gains		39,274,826

Net increase in net assets resulting from operations		$45,883,734

See financial notes 67

 Schwab U.S. Large-Cap Value ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$6,608,908	$8,587,933
Net realized gains		10,489,850	4,538,243
Net unrealized gains	+	28,784,976	32,475,452

Net increase in net assets resulting from operations		45,883,734	45,601,628

Distributions to Shareholders

Distributions from net investment income		($6,616,450)	($7,983,125)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,550,000	$115,581,907	4,800,000	$143,142,091
Shares redeemed	+	(1,700,000)	(53,142,097)	(1,300,001)	(36,963,776)

Net transactions in fund shares		1,850,000	$62,439,810	3,499,999	$106,178,315

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,350,000	$385,790,651	8,850,001	$241,993,833
Total increase	+	1,850,000	101,707,094	3,499,999	143,796,818

End of period		14,200,000	$487,497,745	12,350,000	$385,790,651

Net investment income not yet distributed			$1,732,417		$1,739,959

68 See financial notes

Schwab U.S. Mid-Cap ETF™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	1/12/11[1]–
	2/28/13*		8/31/12	8/31/11

Per-Share Data ($)

Net asset value at beginning of period	26.56		23.75	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.26		0.37	0.18
Net realized and unrealized gains (losses)	3.81		2.77	(1.29)

Total from investment operations	4.07		3.14	(1.11)
Less distributions:
Distributions from net investment income	(0.28)		(0.33)	(0.14)

Net asset value at end of period	30.35		26.56	23.75

Total return (%)	15.44	[2]	13.32	(4.49)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.07	[3,4]	0.13	0.13	[3]
Gross operating expenses	0.07	[3,4]	0.13	0.13	[3]
Net investment income (loss)	2.00	[3]	1.53	1.18	[3]
Portfolio turnover rate[5]	9	[2]	19	9	[2]
Net assets, end of period ($ x 1,000)	450,683		205,840	79,550

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 69

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	404,222,069	449,365,386
0.2%		Other Investment Companies	925,659	925,620

99.9%		Total Investments	405,147,728	450,291,006
1.3%		Collateral Invested for Securities on Loan	5,991,475	5,991,475
(1	.2)%	Other Assets and Liabilities, Net		(5,599,575)

100.0%		Net Assets		450,682,906

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.5%
Allison Transmission Holdings, Inc. (a)	8,316	192,100
Gentex Corp.	34,489	646,669
Lear Corp.	23,290	1,244,152
Tesla Motors, Inc. *(a)	17,226	599,981
The Goodyear Tire & Rubber Co. *	58,806	763,301
TRW Automotive Holdings Corp. *	24,918	1,462,437
Visteon Corp. *	12,345	719,466
WABCO Holdings, Inc. *	15,444	1,061,312

		6,689,418

Banks 3.6%
Associated Banc-Corp.	41,283	594,062
Bank of Hawaii Corp.	10,989	531,758
BankUnited, Inc.	11,153	316,299
BOK Financial Corp.	6,534	388,316
Capitol Federal Financial, Inc.	34,749	411,081
City National Corp.	11,286	641,158
Commerce Bancshares, Inc.	18,711	712,702
Cullen/Frost Bankers, Inc.	14,908	902,828
East West Bancorp, Inc.	34,155	840,213
First Citizens BancShares, Inc., Class A	1,471	264,118
First Horizon National Corp.	59,697	634,579
First Niagara Financial Group, Inc.	84,645	692,396
First Republic Bank	16,335	595,411
Fulton Financial Corp.	48,114	546,094
Hancock Holding Co.	21,042	635,468
Hudson City Bancorp, Inc.	114,048	971,689
Huntington Bancshares, Inc.	206,118	1,449,010
Ocwen Financial Corp. *	28,215	1,112,235
People’s United Financial, Inc.	84,348	1,104,959
Prosperity Bancshares, Inc.	10,959	505,648
Signature Bank *	11,130	826,625
TFS Financial Corp. *	19,305	202,896
Valley National Bancorp (a)	48,722	488,682
Zions Bancorp	44,253	1,068,267

		16,436,494

Capital Goods 10.9%
Acuity Brands, Inc.	10,298	701,603
Aecom Technology Corp. *	26,998	818,309
AGCO Corp.	23,463	1,207,875
Air Lease Corp. *	16,038	435,752
Armstrong World Industries, Inc.	5,346	273,341
B/E Aerospace, Inc. *	25,064	1,318,617
Carlisle Cos., Inc.	15,313	1,039,293
CLARCOR, Inc.	12,177	620,905
Colfax Corp. *	16,054	696,744
Crane Co.	11,583	622,934
Donaldson Co., Inc.	32,967	1,187,801
First Solar, Inc. *	14,440	373,274
Fortune Brands Home & Security, Inc. *	39,288	1,357,400
Foster Wheeler AG *	25,839	621,686
Gardner Denver, Inc.	11,880	843,361
Graco, Inc.	14,553	845,529
Hubbell, Inc., Class B	12,779	1,187,297
IDEX Corp.	19,915	1,014,271
Jacobs Engineering Group, Inc. *	31,744	1,550,377
KBR, Inc.	34,749	1,056,022
Kennametal, Inc.	19,305	781,466
Lennox International, Inc.	11,286	666,664
Lincoln Electric Holdings, Inc.	20,196	1,131,986
Masco Corp.	86,558	1,667,107
McDermott International, Inc. *	56,727	721,567
MRC Global, Inc. *	5,490	168,653
MSC Industrial Direct Co., Inc., Class A	11,155	951,745
Nordson Corp.	13,662	866,171
Oshkosh Corp. *	21,829	841,726
Owens Corning *	28,323	1,099,216
Pall Corp.	26,762	1,824,633
Pentair Ltd. - Reg’d	51,362	2,736,054
Quanta Services, Inc. *	51,762	1,470,041
Regal-Beloit Corp.	10,776	832,769
Sauer-Danfoss, Inc.	2,745	148,559
Seaboard Corp.	63	179,738
Snap-On, Inc.	14,231	1,142,322
Spirit AeroSystems Holdings, Inc., Class A *	26,433	460,199
SPX Corp.	12,177	980,370
Terex Corp. *	27,300	895,713
The Babcock & Wilcox Co.	29,671	801,710
The Timken Co.	19,305	1,048,648
TransDigm Group, Inc.	10,964	1,560,616
Trinity Industries, Inc.	19,008	821,906
Triumph Group, Inc.	12,080	886,793
United Rentals, Inc. *	22,850	1,220,419
URS Corp.	18,414	778,176
Valmont Industries, Inc.	5,535	872,039
Wabtec Corp.	11,583	1,132,702
WESCO International, Inc. *	10,595	782,971

70 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Woodward, Inc.	14,603	546,590
Xylem, Inc.	45,441	1,249,628

		49,041,288

Commercial & Professional Services 3.4%
Avery Dennison Corp.	24,354	994,861
Cintas Corp.	25,839	1,134,332
Clean Harbors, Inc. *	12,863	662,444
Copart, Inc. *	26,101	891,088
Corrections Corp. of America	24,057	922,586
Covanta Holding Corp.	31,819	622,380
Equifax, Inc.	29,384	1,619,646
Iron Mountain, Inc.	40,240	1,388,280
KAR Auction Services, Inc.	19,389	411,435
Manpower, Inc.	19,008	1,037,837
Pitney Bowes, Inc. (a)	46,035	603,059
R.R. Donnelley & Sons Co. (a)	42,887	447,740
Robert Half International, Inc.	34,155	1,214,210
Rollins, Inc.	15,741	385,812
The Dun & Bradstreet Corp.	10,692	861,775
Towers Watson & Co., Class A	13,724	913,607
Waste Connections, Inc.	29,781	1,018,808

		15,129,900

Consumer Durables & Apparel 5.7%
Carter’s, Inc. *	12,474	703,658
D.R. Horton, Inc.	68,573	1,529,178
Deckers Outdoor Corp. *(a)	8,332	336,113
Fossil, Inc. *	13,054	1,341,560
Hanesbrands, Inc. *	24,038	952,866
Harman International Industries, Inc.	16,427	697,326
Hasbro, Inc.	27,918	1,117,278
Jarden Corp. *	17,639	1,095,558
Leggett & Platt, Inc.	34,749	1,062,625
Lennar Corp., Class A	39,693	1,531,753
Mohawk Industries, Inc. *	13,993	1,483,538
Newell Rubbermaid, Inc.	69,498	1,622,083
NVR, Inc. *	1,068	1,077,826
Polaris Industries, Inc.	15,711	1,372,670
PulteGroup, Inc. *	82,445	1,581,295
PVH Corp.	18,562	2,261,780
Tempur-Pedic International, Inc. *	14,256	585,494
Toll Brothers, Inc. *	36,793	1,255,377
Tupperware Brands Corp.	13,365	1,045,544
Under Armour, Inc., Class A *	18,711	922,078
Whirlpool Corp.	18,994	2,145,372

		25,720,972

Consumer Services 2.4%
Apollo Group, Inc., Class A *	24,651	415,862
Bally Technologies, Inc. *	10,098	482,179
Brinker International, Inc.	17,820	594,832
Burger King Worldwide, Inc. (a)	15,147	276,433
Choice Hotels International, Inc.	6,550	249,097
Dunkin’ Brands Group, Inc.	17,523	650,979
H&R Block, Inc.	65,340	1,624,352
International Game Technology	64,152	1,022,583
MGM Resorts International *	90,448	1,129,696
Norwegian Cruise Line Holdings Ltd. *	5,102	158,060
Panera Bread Co., Class A *	6,831	1,099,449
Penn National Gaming, Inc. *	15,741	784,689
Service Corp. International	51,678	803,076
Six Flags Entertainment Corp.	12,771	853,231
Sotheby’s	16,335	624,487
Weight Watchers International, Inc. (a)	6,791	290,926

		11,059,931

Diversified Financials 2.4%
Affiliated Managers Group, Inc. *	12,460	1,822,026
CBOE Holdings, Inc.	20,914	751,231
E*TRADE Financial Corp. *	61,776	661,621
Eaton Vance Corp.	28,512	1,088,873
Federated Investors, Inc., Class B (a)	22,869	531,018
Legg Mason, Inc.	28,042	799,197
LPL Financial Holdings, Inc.	8,613	271,568
MSCI, Inc. *	29,700	983,961
Raymond James Financial, Inc.	27,324	1,198,977
SEI Investments Co.	33,532	947,950
The NASDAQ OMX Group, Inc.	28,512	902,690
Waddell & Reed Financial, Inc., Class A	20,493	840,623

		10,799,735

Energy 6.1%
Atwood Oceanics, Inc. *	13,959	714,003
Berry Petroleum Co., Class A	10,708	490,105
Cheniere Energy, Inc. *	54,178	1,153,991
Cimarex Energy Co.	21,073	1,418,424
Dresser-Rand Group, Inc. *	18,389	1,133,866
Dril-Quip, Inc. *	8,910	732,669
Era Group, Inc. *	4,752	95,943
Helmerich & Payne, Inc.	25,839	1,712,092
Laredo Petroleum Holdings, Inc. *	5,643	96,721
Nabors Industries Ltd. *	69,795	1,169,764
Newfield Exploration Co. *	32,373	748,464
Oasis Petroleum, Inc. *	17,348	636,672
Oceaneering International, Inc.	26,403	1,678,967
Oil States International, Inc. *	13,234	1,007,769
Patterson-UTI Energy, Inc.	36,531	852,634
Plains Exploration & Production Co. *	31,755	1,440,724
QEP Resources, Inc.	43,362	1,320,807
Rosetta Resources, Inc. *	12,771	621,692
Rowan Cos. plc, Class A *	29,997	1,037,596
RPC, Inc. (a)	15,741	254,689
SandRidge Energy, Inc. *(a)	83,754	477,398
SEACOR Holdings, Inc.	4,752	330,169
SM Energy Co.	15,823	915,835
Superior Energy Services, Inc. *	38,878	1,028,323
Teekay Corp.	8,910	309,177
Tesoro Corp.	33,950	1,909,348
Tidewater, Inc.	11,880	562,280
Ultra Petroleum Corp. *	36,828	628,286
Unit Corp. *	10,395	472,765
Whiting Petroleum Corp. *	28,809	1,402,998
World Fuel Services Corp.	17,226	655,105
WPX Energy, Inc. *	47,817	678,523

		27,687,799

See financial notes 71

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.5%
Safeway, Inc. (a)	57,618	1,374,765
The Fresh Market, Inc. *	9,801	456,923
United Natural Foods, Inc. *	11,880	601,366

		2,433,054

Food, Beverage & Tobacco 1.8%
Constellation Brands, Inc., Class A *	36,599	1,619,140
Dean Foods Co. *	44,847	744,460
Flowers Foods, Inc.	27,918	786,729
Green Mountain Coffee Roasters, Inc. *(a)	29,732	1,420,000
Hillshire Brands Co.	29,479	955,120
Ingredion, Inc.	18,686	1,237,013
Smithfield Foods, Inc. *	30,069	668,735
The Hain Celestial Group, Inc. *	10,860	594,585
WhiteWave Foods Co., Class A *(a)	5,189	81,156

		8,106,938

Health Care Equipment & Services 4.7%
Allscripts Healthcare Solutions, Inc. *	40,986	521,342
athenahealth, Inc. *	8,813	826,571
Brookdale Senior Living, Inc. *	23,463	649,456
Community Health Systems, Inc.	22,537	952,414
Coventry Health Care, Inc.	32,465	1,472,612
DENTSPLY International, Inc.	34,719	1,438,061
Health Net, Inc. *	19,486	501,570
HMS Holdings Corp. *	21,142	612,906
Hologic, Inc. *	64,525	1,408,581
IDEXX Laboratories, Inc. *	13,236	1,219,300
LifePoint Hospitals, Inc. *	12,029	530,359
MEDNAX, Inc. *	12,080	1,034,289
Omnicare, Inc.	26,730	995,960
Owens & Minor, Inc.	15,056	458,455
Patterson Cos., Inc.	20,196	733,923
ResMed, Inc.	34,644	1,541,311
Sirona Dental Systems, Inc. *	13,184	936,328
STERIS Corp.	14,534	566,826
Teleflex, Inc.	10,084	806,317
Tenet Healthcare Corp. *	25,697	1,010,149
The Cooper Cos., Inc.	11,583	1,228,493
Universal Health Services, Inc., Class B	21,476	1,243,246
WellCare Health Plans, Inc. *	10,395	594,490

		21,282,959

Household & Personal Products 0.4%
Energizer Holdings, Inc.	14,966	1,375,824
Nu Skin Enterprises, Inc., Class A	12,490	514,588

		1,890,412

Insurance 6.1%
Alleghany Corp. *	4,133	1,561,737
Allied World Assurance Co. Holdings AG	8,492	745,682
American Financial Group, Inc.	18,241	801,874
American National Insurance Co.	1,782	143,219
Arch Capital Group Ltd. *	33,264	1,633,928
Arthur J. Gallagher & Co.	30,073	1,157,209
Aspen Insurance Holdings Ltd.	17,796	638,165
Assurant, Inc.	19,024	798,818
Assured Guaranty Ltd.	48,080	897,654
Axis Capital Holdings Ltd.	27,456	1,118,283
Brown & Brown, Inc.	29,106	873,180
Cincinnati Financial Corp.	35,509	1,598,260
Erie Indemnity Co., Class A	6,237	456,548
Everest Re Group Ltd.	12,474	1,554,385
Fidelity National Financial, Inc., Class A	51,946	1,295,533
Genworth Financial, Inc., Class A *	119,659	1,021,888
HCC Insurance Holdings, Inc.	24,520	980,800
Markel Corp. *	2,134	1,031,682
Mercury General Corp.	9,207	357,876
Old Republic International Corp.	58,212	699,126
PartnerRe Ltd.	14,932	1,332,532
ProAssurance Corp.	15,147	710,243
Reinsurance Group of America, Inc.	17,820	1,024,650
RenaissanceRe Holdings Ltd.	11,599	1,014,217
Torchmark Corp.	22,869	1,285,009
Validus Holdings Ltd.	24,370	868,303
W.R. Berkley Corp.	26,730	1,109,295
White Mountains Insurance Group Ltd.	1,266	715,290

		27,425,386

Materials 7.5%
Airgas, Inc.	17,212	1,726,019
Albemarle Corp.	21,959	1,429,092
Allegheny Technologies, Inc.	25,839	787,314
Allied Nevada Gold Corp. *	19,602	358,717
AptarGroup, Inc.	16,038	865,090
Ashland, Inc.	17,723	1,381,862
Bemis Co., Inc.	25,140	938,728
Cabot Corp.	14,256	524,336
Coeur d’Alene Mines Corp. *	21,681	412,156
Compass Minerals International, Inc.	8,019	591,161
Cytec Industries, Inc.	10,989	795,494
Domtar Corp.	8,613	642,185
Greif, Inc., Class A	7,425	377,710
Huntsman Corp.	44,550	767,596
International Flavors & Fragrances, Inc.	19,874	1,450,404
Kronos Worldwide, Inc. (a)	4,816	82,402
Martin Marietta Materials, Inc.	11,261	1,093,781
MeadWestvaco Corp.	42,338	1,511,890
NewMarket Corp.	2,648	666,422
Owens-Illinois, Inc. *	39,798	1,014,849
Packaging Corp. of America	24,057	1,005,101
Reliance Steel & Aluminum Co.	18,414	1,226,188
Rock-Tenn Co., Class A	17,097	1,512,230
Rockwood Holdings, Inc.	18,711	1,171,309
Royal Gold, Inc.	15,620	1,023,735
RPM International, Inc.	32,646	992,765
Sealed Air Corp.	46,926	1,042,226
Silgan Holdings, Inc.	11,724	503,311
Sonoco Products Co.	24,057	764,291
Steel Dynamics, Inc.	54,312	829,344
The Scotts Miracle-Gro Co., Class A	9,207	407,962
The Valspar Corp.	20,525	1,264,545

72 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tronox Ltd., Class A (a)	5,181	106,418
United States Steel Corp. (a)	34,749	724,169
Valhi, Inc.	4,752	77,362
Vulcan Materials Co.	31,482	1,603,378
W.R. Grace & Co. *	17,129	1,226,094
Walter Energy, Inc.	14,940	474,943
Westlake Chemical Corp.	4,880	420,754

		33,793,333

Media 1.6%
AMC Networks, Inc., Class A *	14,237	817,204
Cablevision Systems Corp., Class A	51,975	727,130
Clear Channel Outdoor Holdings, Inc., Class A *	9,954	75,650
Gannett Co., Inc.	55,539	1,114,668
John Wiley & Sons, Inc., Class A	11,286	412,842
Lamar Advertising Co., Class A *	13,365	617,998
Morningstar, Inc.	5,643	386,997
Regal Entertainment Group, Class A (a)	19,602	307,163
The Interpublic Group of Cos., Inc.	104,841	1,339,868
The Madison Square Garden Co., Class A *	14,836	829,629
The Washington Post Co., Class B	1,001	398,939

		7,028,088

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
ARIAD Pharmaceuticals, Inc. *	45,080	948,032
Bio-Rad Laboratories, Inc., Class A *	4,880	601,216
BioMarin Pharmaceutical, Inc. *	29,997	1,738,926
Bruker Corp. *	22,972	402,929
Charles River Laboratories International, Inc. *	11,583	471,892
Covance, Inc. *	13,365	889,975
Cubist Pharmaceuticals, Inc. *	15,636	663,436
Endo Health Solutions, Inc. *	27,448	850,888
Illumina, Inc. *	29,792	1,493,473
Medivation, Inc. *	18,092	889,041
Mettler-Toledo International, Inc. *	7,425	1,580,040
Onyx Pharmaceuticals, Inc. *	17,509	1,318,603
PerkinElmer, Inc.	28,002	956,828
Pharmacyclics, Inc. *	12,269	1,076,973
Salix Pharmaceuticals Ltd. *	12,444	607,889
Seattle Genetics, Inc. *	24,815	698,294
Techne Corp.	8,316	565,405
United Therapeutics Corp. *	11,335	677,946
Warner Chilcott plc, Class A	41,770	564,313

		16,996,099

Real Estate 9.3%
Alexandria Real Estate Equities, Inc.	15,347	1,091,786
American Campus Communities, Inc.	25,245	1,141,074
Apartment Investment & Management Co., Class A	35,908	1,063,595
BioMed Realty Trust, Inc.	40,652	858,570
BRE Properties, Inc.	18,414	895,105
Camden Property Trust	20,311	1,404,302
CBL & Associates Properties, Inc.	38,983	886,473
CBRE Group, Inc., Class A *	73,908	1,786,356
Chimera Investment Corp.	247,401	737,255
DDR Corp.	58,280	1,006,496
Douglas Emmett, Inc.	31,963	783,413
Duke Realty Corp.	73,062	1,180,682
Equity Lifestyle Properties, Inc.	9,504	700,350
Essex Property Trust, Inc.	8,896	1,325,415
Extra Space Storage, Inc.	24,651	922,933
Federal Realty Investment Trust	15,644	1,661,549
Hatteras Financial Corp.	24,651	657,935
Healthcare Trust of America, Inc.	12,343	141,698
Highwoods Properties, Inc.	19,033	694,704
Home Properties, Inc.	12,507	780,687
Hospitality Properties Trust	29,700	792,990
Jones Lang LaSalle, Inc.	10,692	1,033,275
Kilroy Realty Corp.	18,384	969,940
Liberty Property Trust	28,704	1,113,428
Mack-Cali Realty Corp.	20,196	573,162
MFA Financial, Inc.	86,130	764,834
Mid-America Apartment Communities, Inc.	10,190	707,594
National Retail Properties, Inc.	26,433	910,617
OMEGA Healthcare Investors, Inc.	27,027	756,486
Piedmont Office Realty Trust, Inc., Class A	40,392	794,107
Rayonier, Inc.	29,866	1,668,613
Realogy Holdings Corp. *	10,989	492,857
Realty Income Corp.	43,640	1,992,166
Regency Centers Corp.	22,245	1,154,071
Retail Properties of America, Inc., Class A	7,724	114,315
Senior Housing Properties Trust	45,099	1,131,534
SL Green Realty Corp.	21,881	1,785,927
Tanger Factory Outlet Centers	22,572	796,566
Taubman Centers, Inc.	14,850	1,139,292
Two Harbors Investment Corp.	71,324	917,227
UDR, Inc.	61,445	1,466,078
Washington REIT	15,865	439,302
Weingarten Realty Investors	26,730	819,274

		42,054,033

Retailing 5.7%
Aaron’s, Inc.	16,929	461,992
Abercrombie & Fitch Co., Class A	19,132	892,125
Advance Auto Parts, Inc.	17,820	1,360,379
American Eagle Outfitters, Inc.	44,505	920,363
Ascena Retail Group, Inc. *	30,370	509,912
AutoNation, Inc. *	9,550	418,004
Big Lots, Inc. *	14,256	474,725
Cabela’s, Inc. *	11,583	585,984
Chico’s FAS, Inc.	39,798	675,770
Dick’s Sporting Goods, Inc.	23,629	1,181,450
Dillard’s, Inc., Class A	7,425	591,624
Expedia, Inc.	22,572	1,440,996
Foot Locker, Inc.	37,101	1,268,483
GameStop Corp., Class A (a)	28,933	725,061
GNC Holdings, Inc., Class A	18,117	742,797
Groupon, Inc. *	64,449	291,954
Guess?, Inc.	14,850	411,197
HomeAway, Inc. *	7,557	222,932
LKQ Corp. *	71,577	1,516,717
Netflix, Inc. *	13,365	2,513,689

See financial notes 73

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sally Beauty Holdings, Inc. *	37,719	1,046,325
Signet Jewelers Ltd.	19,602	1,200,034
Tractor Supply Co.	17,212	1,789,876
TripAdvisor, Inc. *	26,433	1,201,644
Ulta Salon, Cosmetics & Fragrance, Inc.	14,528	1,286,600
Urban Outfitters, Inc. *	26,625	1,078,845
Williams-Sonoma, Inc.	20,790	943,866

		25,753,344

Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc. *(a)	146,127	363,856
Atmel Corp. *	105,732	718,978
Cree, Inc. *	27,918	1,262,731
Cypress Semiconductor Corp. *	34,080	358,862
Lam Research Corp. *	38,559	1,631,046
LSI Corp. *	133,947	932,271
ON Semiconductor Corp. *	109,296	874,368
Skyworks Solutions, Inc. *	47,002	1,001,143
Teradyne, Inc. *	46,006	771,060

		7,914,315

Software & Services 6.7%
Akamai Technologies, Inc. *	42,651	1,576,381
Alliance Data Systems Corp. *	12,177	1,932,368
ANSYS, Inc. *	22,547	1,709,063
AOL, Inc. *	18,711	690,436
Booz Allen Hamilton Holding Corp.	8,910	114,048
Broadridge Financial Solutions, Inc.	29,443	675,717
Cadence Design Systems, Inc. *	67,587	957,032
Computer Sciences Corp.	37,422	1,797,379
Compuware Corp. *	51,678	599,981
Concur Technologies, Inc. *	10,989	771,428
DST Systems, Inc.	7,425	504,306
Electronic Arts, Inc. *	73,728	1,292,452
FactSet Research Systems, Inc. (a)	9,809	954,318
FleetCor Technologies, Inc. *	10,395	725,675
Fortinet, Inc. *	32,373	782,779
Gartner, Inc. *	22,869	1,137,961
Genpact Ltd.	32,076	564,858
Global Payments, Inc.	19,008	916,376
IAC/InterActiveCorp	19,694	802,530
Informatica Corp. *	26,136	915,021
Jack Henry & Associates, Inc.	20,790	908,939
Lender Processing Services, Inc.	20,493	503,308
MICROS Systems, Inc. *	19,305	826,254
NetSuite, Inc. *	6,734	469,966
NeuStar, Inc., Class A *	16,305	714,974
PTC, Inc. *	29,700	687,258
SAIC, Inc.	68,013	803,914
ServiceNow, Inc. *	2,745	89,130
SolarWinds, Inc. *	15,117	853,506
Solera Holdings, Inc.	16,910	952,033
Splunk, Inc. *	6,237	225,343
Synopsys, Inc. *	35,937	1,258,873
TIBCO Software, Inc. *	37,586	806,220
Total System Services, Inc.	38,907	924,430
Vantiv, Inc., Class A *	10,098	219,732
VeriFone Systems, Inc. *	26,706	506,613

		30,170,602

Technology Hardware & Equipment 3.6%
Anixter International, Inc.	6,534	450,323
Arrow Electronics, Inc. *	25,558	1,026,154
Avnet, Inc. *	33,091	1,168,443
AVX Corp.	10,746	126,588
Brocade Communications Systems, Inc. *	109,309	613,224
Diebold, Inc.	15,147	427,751
Dolby Laboratories, Inc., Class A	11,880	378,734
EchoStar Corp., Class A *	9,534	360,767
FLIR Systems, Inc.	36,234	954,404
Harris Corp.	27,416	1,317,887
Ingram Micro, Inc., Class A *	37,388	705,138
IPG Photonics Corp. (a)	7,103	421,137
Jabil Circuit, Inc.	46,298	867,162
JDS Uniphase Corp. *	56,895	805,633
Molex, Inc.	33,264	921,745
National Instruments Corp.	21,681	652,164
NCR Corp. *	39,159	1,080,005
Palo Alto Networks, Inc. *(a)	7,878	481,582
Polycom, Inc. *	42,338	385,699
Riverbed Technology, Inc. *	38,770	592,406
Trimble Navigation Ltd. *	30,591	1,818,023
Zebra Technologies Corp., Class A *	12,474	557,837

		16,112,806

Telecommunication Services 1.5%
Clearwire Corp., Class A *	105,732	329,884
Frontier Communications Corp. (a)	239,976	993,501
Level 3 Communications, Inc. *	39,091	781,038
MetroPCS Communications, Inc. *	76,923	753,845
SBA Communications Corp., Class A *	30,750	2,186,940
Telephone & Data Systems, Inc.	24,241	554,876
tw telecom, Inc. *	36,234	917,445
United States Cellular Corp. *	3,267	120,193

		6,637,722

Transportation 1.7%
Hertz Global Holdings, Inc. *	72,058	1,437,557
J.B. Hunt Transport Services, Inc.	22,070	1,534,306
Kirby Corp. *	13,648	1,036,975
Landstar System, Inc.	11,286	635,289
Ryder System, Inc.	12,295	690,979
United Continental Holdings, Inc. *	80,632	2,153,681

		7,488,787

Utilities 7.0%
AGL Resources, Inc.	28,809	1,151,208
Alliant Energy Corp.	26,730	1,274,754
American Water Works Co., Inc.	43,035	1,697,731
Aqua America, Inc.	33,561	977,632
Atmos Energy Corp.	21,681	827,564
Cleco Corp.	14,553	644,698
CMS Energy Corp.	63,855	1,699,182
Energen Corp.	17,801	823,118
Great Plains Energy, Inc.	36,663	800,353
Hawaiian Electric Industries, Inc.	24,325	656,532
IDACORP, Inc.	12,474	582,411

74 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integrys Energy Group, Inc.	18,711	1,058,481
ITC Holdings Corp.	12,474	1,054,302
MDU Resources Group, Inc.	44,550	1,076,328
National Fuel Gas Co.	20,474	1,191,382
NiSource, Inc.	74,844	2,073,179
NRG Energy, Inc.	77,932	1,870,368
NV Energy, Inc.	56,727	1,120,926
OGE Energy Corp.	24,043	1,392,330
Pepco Holdings, Inc.	56,430	1,144,965
Piedmont Natural Gas Co., Inc.	17,226	555,366
Pinnacle West Capital Corp.	27,008	1,510,827
Questar Corp.	42,174	991,511
SCANA Corp.	31,779	1,552,086
TECO Energy, Inc.	49,005	845,336
UGI Corp.	27,027	968,107
Vectren Corp.	20,196	666,468
Westar Energy, Inc.	31,150	966,273
WGL Holdings, Inc.	12,771	538,553

		31,711,971

Total Common Stock
(Cost $404,222,069)		449,365,386

Other Investment Companies 0.2% of net assets

Equity Fund 0.2%
SPDR S&P MidCap 400 ETF Trust	3,999	802,040

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	123,580	123,580

Total Other Investment Companies
(Cost $925,659)		925,620

End of Investments

Collateral Invested for Securities on Loan 1.3% of net assets

State Street Institutional U.S. Government Money Market Fund	5,991,475	5,991,475

Total Collateral Invested for Securities on Loan
(Cost $5,991,475)		5,991,475

End of Collateral Invested for Securities on Loan

At 02/28/13, the tax basis cost of the fund’s investments was $405,544,803 the unrealized appreciation and depreciation were $52,615,243 and ($7,869,040), respectively, with a net unrealized appreciation of $44,746,203.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$449,365,386	$—	$—	$449,365,386
Other Investment Companies[1]	925,620	—	—	925,620

Total	$450,291,006	$—	$—	$450,291,006

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,991,475	$—	$—	$5,991,475

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

See financial notes 75

 Schwab U.S. Mid-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $405,147,728) including securities on loan of $5,875,603		$450,291,006
Collateral invested for securities on loan		5,991,475
Receivables:
Investments sold		727,007
Fund shares sold		2,992,140
Dividends		437,659
Income from securities on loan		10,622
Interest	+	2

Total assets		460,449,911

Liabilities

Collateral held for securities on loan		5,991,475
Payables:
Investments bought		3,772,953
Investment adviser fees	+	2,577

Total liabilities		9,767,005

Net Assets

Total assets		460,449,911
Total liabilities	—	9,767,005

Net assets		$450,682,906

Net Assets by Source
Capital received from investors		408,175,995
Net investment income not yet distributed		752,995
Net realized capital losses		(3,509,921)
Net unrealized capital gains		45,263,837

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$450,682,906		14,850,001		$30.35

76 See financial notes

 Schwab U.S. Mid-Cap ETF

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Dividends		$2,940,443
Interest		57
Securities on loan	+	67,009

Total investment income		3,007,509

Expenses

Investment adviser fees		107,936

Total expenses	−	107,936

Net investment income		2,899,573

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(4,075,489)
Net realized gains on in-kind redemptions	+	2,801,311

Net realized losses		(1,274,178)
Net unrealized gains on investments	+	43,430,302

Net realized and unrealized gains		42,156,124

Net increase in net assets resulting from operations		$45,055,697

See financial notes 77

 Schwab U.S. Mid-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$2,899,573	$2,378,487
Net realized gains (losses)		(1,274,178)	3,390,224
Net unrealized gains	+	43,430,302	12,136,881

Net increase in net assets resulting from operations		45,055,697	17,905,592

Distributions to Shareholders

Distributions from net investment income		($2,710,725)	($1,917,350)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,700,000	$219,047,701	6,500,000	$161,782,743
Shares redeemed	+	(600,000)	(16,549,641)	(2,100,000)	(51,481,582)

Net transactions in fund shares		7,100,000	$202,498,060	4,400,000	$110,301,161

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,750,001	$205,839,874	3,350,001	$79,550,471
Total increase	+	7,100,000	244,843,032	4,400,000	126,289,403

End of period		14,850,001	$450,682,906	7,750,001	$205,839,874

Net investment income not yet distributed			$752,995		$564,147

78 See financial notes

Schwab U.S. Small-Cap ETF™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	10/30/09[1]–
	2/28/13*		8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	36.55		32.34	26.48	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.45		0.49	0.39	0.23
Net realized and unrealized gains (losses)	4.59		4.16	5.86	1.45	[2]

Total from investment operations	5.04		4.65	6.25	1.68
Less distributions:
Distributions from net investment income	(0.48)		(0.44)	(0.39)	(0.20)

Net asset value at end of period	41.11		36.55	32.34	26.48

Total return (%)	13.90	[3]	14.52	23.55	6.67	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[4,5]	0.13	0.13	0.14	[4,6]
Gross operating expenses	0.10	[4,5]	0.13	0.13	0.14	[4]
Net investment income (loss)	2.41	[4]	1.44	1.17	1.05	[4]
Portfolio turnover rate[7]	9	[3]	12	11	8	[3]
Net assets, end of period ($ x 1,000)	945,564		641,516	462,523	193,310

* Unaudited.

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
6 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
7 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 79

 Schwab U.S. Small-Cap ETF

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	855,948,348	943,134,409
0.2%		Other Investment Companies	1,668,498	1,637,793
0.0%		Rights	—	—

99.9%		Total Investments	857,616,846	944,772,202
2.9%		Collateral Invested for Securities on Loan	27,566,166	27,566,166
(2	.8)%	Other Assets and Liabilities, Net		(26,774,447)

100.0%		Net Assets		945,563,921

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	36,896	466,734
Cooper Tire & Rubber Co.	34,159	863,540
Dana Holding Corp.	79,656	1,332,645
Dorman Products, Inc.	14,311	500,313
Drew Industries, Inc.	11,467	417,169
Exide Technologies *	40,692	109,055
Federal-Mogul Corp. *	10,184	82,287
Fuel Systems Solutions, Inc. *	7,200	100,008
Modine Manufacturing Co. *	25,168	207,384
Standard Motor Products, Inc.	11,833	292,630
Superior Industries International, Inc.	13,116	285,273
Tenneco, Inc. *	32,472	1,150,483
Tesla Motors, Inc. *(a)	38,652	1,346,249
Thor Industries, Inc.	23,728	891,935
Tower International, Inc. *	3,463	41,695
Visteon Corp. *	28,344	1,651,888
WABCO Holdings, Inc. *	34,092	2,342,802
Winnebago Industries, Inc. *	16,123	312,464

		12,394,554

Banks 7.3%
1st Source Corp.	2,880	67,853
Arrow Financial Corp. (a)	6,240	151,258
Associated Banc-Corp.	96,531	1,389,081
Astoria Financial Corp.	44,200	432,276
BancFirst Corp.	3,360	134,534
BancorpSouth, Inc.	45,098	689,999
Bank Mutual Corp.	25,539	146,083
Bank of Hawaii Corp.	24,208	1,171,425
Bank of the Ozarks, Inc.	15,809	606,908
BankFinancial Corp.	9,459	75,483
BankUnited, Inc.	24,688	700,152
Banner Corp.	9,224	274,045
BBCN Bancorp, Inc.	41,696	516,197
Beneficial Mutual Bancorp, Inc. *	17,488	167,710
Berkshire Hills Bancorp, Inc.	13,453	326,908
Boston Private Financial Holdings, Inc.	42,847	391,193
Brookline Bancorp, Inc.	38,674	351,933
Camden National Corp.	4,164	141,118
Capital Bank Financial Corp., Class A *	5,398	99,863
Capital City Bank Group, Inc. *	7,362	84,295
CapitalSource, Inc.	114,104	1,026,936
Capitol Federal Financial, Inc.	75,784	896,525
Cardinal Financial Corp.	15,359	244,669
Cascade Bancorp *	3,360	20,261
Cathay General Bancorp	39,776	775,234
Centerstate Banks, Inc.	15,073	127,668
Central Pacific Financial Corp. *	15,464	239,537
Chemical Financial Corp.	14,784	362,060
Citizens Republic Bancorp, Inc. *	22,095	455,157
City Holding Co. (a)	8,060	305,635
Clifton Savings Bancorp, Inc.	4,320	48,816
CoBiz Financial, Inc.	20,515	170,069
Columbia Banking System, Inc.	21,492	429,840
Community Bank System, Inc.	21,328	615,739
Community Trust Bancorp, Inc.	9,200	313,996
CVB Financial Corp.	47,560	504,136
CYS Investments, Inc.	94,300	1,118,398
Dime Community Bancshares, Inc.	15,464	219,743
Doral Financial Corp. *	129,862	73,956
East West Bancorp, Inc.	76,192	1,874,323
ESSA Bancorp, Inc.	5,775	63,814
EverBank Financial Corp.	13,020	196,602
F.N.B. Corp.	75,099	853,125
First Bancorp	8,525	113,724
First Bancorp *(a)	36,896	201,821
First Busey Corp.	41,216	185,472
First Citizens BancShares, Inc., Class A	3,205	575,458
First Commonwealth Financial Corp.	57,299	416,564
First Community Bancshares, Inc.	8,011	125,132
First Financial Bancorp	31,764	486,942
First Financial Bankshares, Inc. (a)	15,944	711,102
First Financial Corp.	6,051	186,068
First Financial Holdings, Inc.	8,931	178,263
First Horizon National Corp.	133,560	1,419,743
First Interstate BancSystem, Inc.	11,507	210,233
First Merchants Corp.	15,293	227,407
First Midwest Bancorp, Inc.	41,134	514,175
First Niagara Financial Group, Inc.	190,448	1,557,865
FirstMerit Corp.	58,704	887,605
Flagstar Bancorp, Inc. *	10,877	147,818
Flushing Financial Corp.	15,464	244,331
Fulton Financial Corp.	107,808	1,223,621
Glacier Bancorp, Inc.	39,412	687,345
Great Southern Bancorp, Inc.	5,107	122,619
Hancock Holding Co.	45,640	1,378,328
Heartland Financial USA, Inc.	7,403	174,267
Home BancShares, Inc.	12,584	425,968

80 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HomeTrust Bancshares, Inc. *	11,144	172,175
Hudson Valley Holding Corp.	9,508	144,331
IBERIABANK Corp.	16,117	809,073
Independent Bank Corp.	12,243	387,981
International Bancshares Corp.	29,112	589,518
Investors Bancorp, Inc.	25,397	448,765
Kearny Financial Corp.	8,964	89,550
Lakeland Financial Corp.	8,348	206,363
MB Financial, Inc.	29,907	709,095
Meridian Interstate Bancorp, Inc. *	5,390	97,505
MGIC Investment Corp. *(a)	108,817	324,275
National Bank Holdings Corp., Class A	4,027	72,848
National Penn Bancshares, Inc.	65,528	642,174
Nationstar Mortgage Holdings, Inc. *(a)	9,216	355,092
NBT Bancorp, Inc.	18,142	371,185
Northfield Bancorp, Inc.	12,062	137,266
Northwest Bancshares, Inc.	53,519	668,452
Ocwen Financial Corp. *	63,907	2,519,214
Old National Bancorp	54,579	736,817
Oriental Financial Group, Inc.	24,540	375,707
Oritani Financial Corp.	20,848	306,674
PacWest Bancorp	17,143	468,518
Park National Corp. (a)	7,339	484,227
Pinnacle Financial Partners, Inc. *	17,488	379,664
Popular, Inc. *	55,344	1,545,205
PrivateBancorp, Inc.	36,743	658,067
Prosperity Bancshares, Inc.	23,720	1,094,441
Provident Financial Services, Inc.	29,112	436,389
Provident New York Bancorp	21,829	196,024
Radian Group, Inc.	73,339	646,117
Renasant Corp.	13,655	300,547
Republic Bancorp, Inc., Class A	5,583	120,816
Rockville Financial, Inc.	15,464	198,867
Roma Financial Corp.	4,245	63,845
S&T Bancorp, Inc.	15,464	279,280
S.Y. Bancorp, Inc.	6,729	152,412
Sandy Spring Bancorp, Inc.	13,204	255,629
SCBT Financial Corp.	8,283	394,436
Signature Bank *	25,285	1,877,917
Simmons First National Corp., Class A	8,877	223,168
Southside Bancshares, Inc. (a)	8,160	174,379
State Bank Financial Corp.	16,904	268,774
StellarOne Corp.	12,588	193,729
Sterling Bancorp	16,842	171,283
Sterling Financial Corp.	15,728	333,119
Susquehanna Bancshares, Inc.	100,504	1,168,862
SVB Financial Group *	24,286	1,628,619
Synovus Financial Corp.	422,592	1,073,384
Taylor Capital Group, Inc. *	7,680	126,950
TCF Financial Corp.	91,540	1,257,760
Territorial Bancorp, Inc.	5,546	129,333
Texas Capital Bancshares, Inc. *	21,800	921,268
Tompkins Financial Corp.	6,240	258,523
TowneBank (a)	16,264	236,479
TriCo Bancshares	6,720	114,576
TrustCo Bank Corp.	51,213	266,820
Trustmark Corp.	36,800	842,720
UMB Financial Corp.	17,488	797,278
Umpqua Holdings Corp.	60,144	754,807
Union First Market Bankshares Corp.	10,664	193,552
United Bankshares, Inc. (a)	24,688	641,888
United Financial Bancorp, Inc.	9,776	146,151
Univest Corp. of Pennsylvania	9,066	150,405
Valley National Bancorp (a)	107,688	1,080,111
ViewPoint Financial Group, Inc.	19,632	409,327
Washington Federal, Inc.	57,264	1,004,983
Washington Trust Bancorp, Inc.	7,976	210,885
Webster Financial Corp.	43,243	952,211
WesBanco, Inc.	13,594	317,964
Westamerica Bancorp	14,984	663,042
Western Alliance Bancorp *	39,464	524,871
Westfield Financial, Inc.	11,624	90,551
Wilshire Bancorp, Inc. *	31,762	186,443
Wintrust Financial Corp.	19,408	708,392
WSFS Financial Corp.	4,634	220,115

		69,415,607

Capital Goods 12.4%
3D Systems Corp. *(a)	39,590	1,463,228
A.O. Smith Corp.	20,848	1,491,257
AAON, Inc.	9,704	233,478
AAR Corp.	21,271	373,731
Accuride Corp. *	23,795	96,370
Aceto Corp.	14,298	148,842
Actuant Corp., Class A	39,296	1,194,991
Acuity Brands, Inc.	23,460	1,598,330
Aecom Technology Corp. *	58,296	1,766,952
Aegion Corp. *	21,453	515,516
Aerovironment, Inc. *	10,198	225,580
Air Lease Corp. *	35,936	976,381
Aircastle Ltd.	31,512	424,467
Albany International Corp., Class A	15,499	442,651
Alliant Techsystems, Inc.	18,400	1,210,720
Altra Holdings, Inc.	14,558	374,723
Ameresco, Inc., Class A *	9,992	83,034
American Railcar Industries, Inc.	5,069	221,211
American Science & Engineering, Inc.	5,060	316,452
American Superconductor Corp. *(a)	20,023	57,866
American Woodmark Corp. *	5,610	180,081
Ampco-Pittsburgh Corp.	4,475	83,727
API Technologies Corp. *	18,547	48,593
Apogee Enterprises, Inc.	15,283	394,149
Applied Industrial Technologies, Inc.	22,660	983,671
Armstrong World Industries, Inc.	11,290	577,258
Astec Industries, Inc.	11,309	402,714
Astronics Corp. *	6,116	168,496
AZZ, Inc.	13,580	606,483
Badger Meter, Inc.	7,680	389,837
Barnes Group, Inc.	25,168	669,720
Beacon Roofing Supply, Inc. *	27,107	1,000,248
Belden, Inc.	24,813	1,249,583
Blount International, Inc. *	26,531	399,822
Brady Corp., Class A	24,841	845,836
Briggs & Stratton Corp.	25,648	627,350
Builders FirstSource, Inc. *	30,360	183,678
CAI International, Inc. *	7,729	213,320
Capstone Turbine Corp. *(a)	214,168	207,743
Carlisle Cos., Inc.	33,904	2,301,065

See financial notes 81

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chart Industries, Inc. *	16,124	1,169,957
CIRCOR International, Inc.	9,520	396,794
CLARCOR, Inc.	27,192	1,386,520
Colfax Corp. *	35,936	1,559,622
Columbus McKinnon Corp. *	10,465	205,323
Comfort Systems USA, Inc.	21,007	262,167
Commercial Vehicle Group, Inc. *	14,091	111,319
Crane Co.	25,648	1,379,349
Cubic Corp.	8,765	365,851
Curtiss-Wright Corp.	25,518	885,730
DigitalGlobe, Inc. *	39,482	1,029,691
Douglas Dynamics, Inc.	11,624	165,293
Ducommun, Inc. *	6,065	94,008
DXP Enterprises, Inc. *	5,084	316,225
Dycom Industries, Inc. *	18,276	382,882
Dynamic Materials Corp.	7,362	124,418
Edgen Group, Inc. *	20,848	167,201
EMCOR Group, Inc.	35,936	1,386,052
Encore Wire Corp.	10,317	337,263
Energy Recovery, Inc. *	20,368	100,211
EnerSys, Inc. *	27,567	1,126,939
Enphase Energy, Inc. *(a)	19,567	96,465
EnPro Industries, Inc. *	11,232	522,625
ESCO Technologies, Inc.	14,340	581,630
Esterline Technologies Corp. *	16,657	1,148,167
Exelis, Inc.	105,800	1,091,856
Federal Signal Corp. *	34,634	270,145
First Solar, Inc. *(a)	32,334	835,834
Foster Wheeler AG *	57,744	1,389,321
Franklin Electric Co., Inc.	10,184	662,673
FreightCar America, Inc.	6,729	141,511
FuelCell Energy, Inc. *	78,548	83,261
Furmanite Corp. *	19,424	115,961
GATX Corp.	25,168	1,254,625
GenCorp, Inc. *	32,662	393,577
Generac Holdings, Inc.	15,147	521,814
General Cable Corp. *	26,712	879,893
Gibraltar Industries, Inc. *	15,464	265,208
Global Power Equipment Group, Inc.	9,224	154,779
Graco, Inc.	32,472	1,886,623
GrafTech International Ltd. *	68,408	505,535
Graham Corp.	5,414	126,092
Granite Construction, Inc.	19,161	595,716
Great Lakes Dredge & Dock Corp.	31,170	303,908
Greenbrier Cos., Inc. *	13,372	270,783
Griffon Corp.	24,208	272,824
H&E Equipment Services, Inc.	14,984	291,589
Harsco Corp.	45,501	1,091,114
HEICO Corp., Class A	24,535	817,016
Hexcel Corp. *	53,904	1,468,884
Houston Wire & Cable Co.	8,579	99,860
Huntington Ingalls Industries, Inc.	26,712	1,283,245
Hyster-Yale Materials Handling, Inc.	3,379	173,106
IDEX Corp.	44,680	2,275,552
II-VI, Inc. *	28,861	500,161
ITT Corp.	49,960	1,315,447
John Bean Technologies Corp.	15,676	288,909
Kaman Corp.	14,024	489,438
Kaydon Corp.	17,621	440,701
Kennametal, Inc.	43,240	1,750,355
L.B. Foster Co.	5,875	259,440
Layne Christensen Co. *	10,664	234,501
Lennox International, Inc.	24,688	1,458,320
Lindsay Corp.	6,758	577,471
MasTec, Inc. *	30,679	923,131
Meritor, Inc. *	52,689	231,832
Michael Baker Corp.	4,473	108,426
Moog, Inc., Class A *	25,300	1,137,488
MRC Global, Inc. *	12,584	386,580
Mueller Industries, Inc.	15,058	800,784
Mueller Water Products, Inc., Class A	85,355	479,695
MYR Group, Inc. *	11,213	260,254
NACCO Industries, Inc., Class A	3,226	187,398
Navistar International Corp. *	42,665	1,059,372
Nordson Corp.	30,552	1,936,997
Nortek, Inc. *	8,160	587,030
Northwest Pipe Co. *	5,068	121,024
Orbital Sciences Corp. *	32,349	478,118
Orion Marine Group, Inc. *	14,293	136,069
Oshkosh Corp. *	49,480	1,907,949
Otter Tail Corp.	19,408	560,697
Pike Electric Corp.	10,928	152,336
Polypore International, Inc. *(a)	25,168	963,431
Powell Industries, Inc. *	4,920	286,393
Preformed Line Products Co.	1,440	101,981
Primoris Services Corp.	16,317	305,944
Proto Labs, Inc. *	4,800	223,152
Quanex Building Products Corp.	20,085	399,892
Raven Industries, Inc.	19,408	547,888
RBC Bearings, Inc. *	12,104	603,263
Regal-Beloit Corp.	23,976	1,852,865
Rexnord Corp. *	14,504	295,446
Rush Enterprises, Inc., Class A *	18,260	447,370
Sauer-Danfoss, Inc.	6,208	335,977
Seaboard Corp.	151	430,802
Simpson Manufacturing Co., Inc.	21,328	620,645
Solarcity Corp. *(a)	6,136	111,123
Standex International Corp.	6,720	361,670
Sterling Construction Co., Inc. *	7,680	86,784
Sun Hydraulics Corp.	14,024	391,129
TAL International Group, Inc.	15,944	686,389
Taser International, Inc. *	27,269	203,154
Tecumseh Products Co., Class A *	8,059	73,015
Teledyne Technologies, Inc. *	19,888	1,463,359
Tennant Co.	9,984	465,953
Terex Corp. *	60,074	1,971,028
Textainer Group Holdings Ltd.	9,200	372,048
The ExOne Co. *(a)	2,545	69,199
The Gorman-Rupp Co.	8,160	235,334
The Keyw Holding Corp. *	13,480	195,460
The Manitowoc Co., Inc.	72,046	1,334,292
The Middleby Corp. *	10,120	1,511,017
The Toro Co.	31,512	1,421,191
Thermon Group Holdings, Inc. *	8,959	183,660
Titan International, Inc.	25,778	544,174
Titan Machinery, Inc. *	9,342	263,912
Tredegar Corp.	12,478	305,461
Trex Co., Inc. *	7,609	359,449
TriMas Corp. *	17,264	495,304
Trinity Industries, Inc.	42,656	1,844,445
Triumph Group, Inc.	26,912	1,975,610
Tutor Perini Corp. *	19,423	330,385
Twin Disc, Inc.	4,930	117,827

82 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Rentals, Inc. *	51,033	2,725,673
Universal Forest Products, Inc.	10,693	433,922
USG Corp. *	48,040	1,355,689
Valmont Industries, Inc.	12,584	1,982,609
Vicor Corp. *	12,016	63,444
Wabash National Corp. *	37,586	358,570
Wabtec Corp.	26,220	2,564,054
Watsco, Inc.	15,944	1,241,559
Watts Water Technologies, Inc., Class A	14,984	703,349
WESCO International, Inc. *	23,728	1,753,499
Woodward, Inc.	34,007	1,272,882

		117,585,755

Commercial & Professional Services 3.6%
ABM Industries, Inc.	27,192	617,258
Acacia Research Corp. *	26,712	746,867
Acco Brands Corp. *	61,208	459,060
ARC Document Solutions, Inc. *	20,986	47,218
CBIZ, Inc. *	26,874	170,919
CDI Corp.	7,363	121,195
Cenveo, Inc. *(a)	29,460	61,866
Clean Harbors, Inc. *	28,532	1,469,398
Consolidated Graphics, Inc. *	4,320	166,752
Corrections Corp. of America	53,904	2,067,218
CoStar Group, Inc. *	14,705	1,481,382
Courier Corp.	5,760	72,288
Covanta Holding Corp.	71,144	1,391,577
CRA International, Inc. *	5,619	124,236
Deluxe Corp.	28,493	1,130,602
EnergySolutions, Inc. *	45,697	169,993
EnerNOC, Inc. *	13,064	215,425
Ennis, Inc.	14,266	223,406
Exponent, Inc. *	7,106	357,219
FTI Consulting, Inc. *	23,344	810,971
Fuel Tech, Inc. *	8,864	39,268
G&K Services, Inc., Class A	10,232	426,367
Healthcare Services Group, Inc.	36,416	877,626
Heidrick & Struggles International, Inc.	8,392	114,131
Herman Miller, Inc.	31,875	765,000
Higher One Holdings, Inc. *(a)	17,488	156,343
Hill International, Inc. *	14,321	48,835
HNI Corp.	24,208	764,004
Huron Consulting Group, Inc. *	12,508	490,189
ICF International, Inc. *	10,719	265,188
Innerworkings, Inc. *	15,983	236,069
Insperity, Inc.	11,801	334,558
Interface, Inc.	31,121	569,825
KAR Auction Services, Inc.	45,955	975,165
Kelly Services, Inc., Class A	14,024	247,664
Kforce, Inc.	16,424	238,805
Kimball International, Inc., Class B	16,439	151,403
Knoll, Inc.	25,999	442,503
Korn/Ferry International *	25,648	474,744
McGrath Rentcorp	12,104	356,947
Metalico, Inc. *	23,079	37,850
Mine Safety Appliances Co.	17,480	818,938
Mistras Group, Inc. *	8,160	166,872
Mobile Mini, Inc. *	19,987	538,050
Monster Worldwide, Inc. *	63,608	325,673
Multi-Color Corp.	7,163	172,843
Navigant Consulting, Inc. *	27,672	352,265
On Assignment, Inc. *	23,248	508,201
Pendrell Corp. *	82,420	117,861
Performant Financial Corp. *	4,320	57,240
Quad/Graphics, Inc. (a)	13,433	292,168
R.R. Donnelley & Sons Co. (a)	96,664	1,009,172
Resources Connection, Inc.	21,640	264,224
Rollins, Inc.	35,456	869,027
RPX Corp. *	17,393	206,107
Schawk, Inc.	6,513	70,080
Standard Parking Corp. *	8,485	176,106
Steelcase, Inc., Class A	42,656	603,582
Swisher Hygiene, Inc. *(a)	83,610	117,890
Sykes Enterprises, Inc. *	21,733	322,952
Team, Inc. *	9,803	429,960
Tetra Tech, Inc. *	36,301	1,047,647
The Advisory Board Co. *	18,755	952,942
The Brink’s Co.	25,566	676,221
The Corporate Executive Board Co.	18,194	985,023
The Geo Group, Inc.	39,560	1,366,402
TMS International Corp., Class A *	6,992	96,350
TrueBlue, Inc. *	21,927	425,165
United Stationers, Inc.	21,380	773,956
US Ecology, Inc.	8,638	214,827
Viad Corp.	11,225	308,238
WageWorks, Inc. *	5,161	121,851

		34,305,167

Consumer Durables & Apparel 3.0%
American Greetings Corp., Class A (a)	17,024	275,789
Arctic Cat, Inc. *	7,145	259,578
Beazer Homes USA, Inc. *(a)	12,990	202,254
Blyth, Inc. (a)	6,026	86,112
Brunswick Corp.	49,647	1,809,137
Callaway Golf Co.	38,252	257,053
Carter’s, Inc. *	28,060	1,582,865
Cavco Industries, Inc. *	3,444	155,359
Columbia Sportswear Co. (a)	6,720	373,162
Crocs, Inc. *	49,063	743,795
CSS Industries, Inc.	4,897	117,577
Deckers Outdoor Corp. *(a)	19,044	768,235
Ethan Allen Interiors, Inc.	14,024	391,831
Fifth & Pacific Cos., Inc. *	60,728	1,098,569
G-III Apparel Group Ltd. *	8,960	327,040
Hanesbrands, Inc. *	53,820	2,133,425
Helen of Troy Ltd. *	17,157	636,182
Hovnanian Enterprises, Inc., Class A *(a)	53,830	314,905
Iconix Brand Group, Inc. *	36,896	871,483
iRobot Corp. *	13,544	290,383
JAKKS Pacific, Inc.	12,104	147,427
K-Swiss, Inc., Class A *	14,999	70,645
KB Home	46,379	866,823
La-Z-Boy, Inc.	28,764	526,956
Leapfrog Enterprises, Inc. *	25,389	217,584
M.D.C Holdings, Inc.	20,888	802,726
M/I Homes, Inc. *	11,558	264,678
Maidenform Brands, Inc. *	12,754	244,749
Marine Products Corp.	5,736	38,546

See financial notes 83

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Meritage Homes Corp. *	17,024	689,302
Movado Group, Inc.	9,731	350,705
National Presto Industries, Inc.	2,530	192,255
Oxford Industries, Inc.	7,976	387,713
Perry Ellis International, Inc.	7,149	115,957
Pool Corp.	25,168	1,150,681
Quiksilver, Inc. *	66,008	412,550
Sealy Corp. *(a)	27,611	60,192
Skechers U.S.A., Inc., Class A *	20,368	425,691
Skullcandy, Inc. *(a)	8,960	54,656
Smith & Wesson Holding Corp. *(a)	35,618	340,152
Standard Pacific Corp. *	59,235	482,173
Steven Madden Ltd. *	21,808	961,515
Sturm Ruger & Co., Inc. (a)	10,370	566,306
Tempur-Pedic International, Inc. *	31,992	1,313,911
The Jones Group, Inc.	40,736	470,093
The Ryland Group, Inc.	24,116	861,424
TRI Pointe Homes, Inc. *	7,135	131,284
True Religion Apparel, Inc.	13,033	347,851
Tumi Holdings, Inc. *	10,879	257,180
UniFirst Corp.	8,160	681,686
Universal Electronics, Inc. *	7,878	153,936
Vera Bradley, Inc. *(a)	11,624	292,925
Weyco Group, Inc.	4,171	96,183
Wolverine World Wide, Inc.	26,232	1,106,990
Zagg, Inc. *(a)	12,508	91,684

		27,869,863

Consumer Services 3.8%
AFC Enterprises, Inc. *	13,064	391,920
Ambassadors Group, Inc.	9,811	44,150
American Public Education, Inc. *	9,815	382,589
Ameristar Casinos, Inc.	18,099	474,194
Bally Technologies, Inc. *	22,288	1,064,252
Biglari Holdings, Inc. *	612	229,121
BJ’s Restaurants, Inc. *	13,224	407,167
Bloomin’ Brands, Inc. *	8,160	140,434
Bob Evans Farms, Inc.	14,984	609,849
Boyd Gaming Corp. *(a)	31,086	204,235
Bravo Brio Restaurant Group, Inc. *	9,959	150,182
Bridgepoint Education, Inc. *	10,204	104,183
Bright Horizons Family Solutions, Inc. *	4,890	136,724
Brinker International, Inc.	39,776	1,327,723
Buffalo Wild Wings, Inc. *	10,184	801,379
Caesars Entertainment Corp. *(a)	13,560	169,500
Capella Education Co. *	6,114	193,569
Career Education Corp. *	27,672	88,550
CEC Entertainment, Inc.	9,224	279,026
Choice Hotels International, Inc.	14,504	551,587
Churchill Downs, Inc.	6,720	443,386
Chuy’s Holdings, Inc. *	2,880	82,109
Coinstar, Inc. *(a)	16,238	831,223
Corinthian Colleges, Inc. *	42,610	90,759
Cracker Barrel Old Country Store, Inc.	13,319	1,002,654
Del Frisco’s Restaurant Group, Inc. *	2,880	50,659
Denny’s Corp. *	53,673	303,789
DeVry, Inc.	30,708	920,626
DineEquity, Inc. *	8,740	610,839
Domino’s Pizza, Inc.	30,552	1,454,886
Education Management Corp. *(a)	9,704	34,546
Grand Canyon Education, Inc. *	22,644	542,324
Hillenbrand, Inc.	33,418	825,090
Ignite Restaurant Group, Inc. *	2,998	42,092
International Speedway Corp., Class A	13,544	408,216
Interval Leisure Group, Inc.	21,506	448,830
Isle of Capri Casinos, Inc. *	11,144	73,885
ITT Educational Services, Inc. *(a)	8,160	112,445
Jack in the Box, Inc. *	23,140	732,612
K12, Inc. *(a)	19,408	404,657
Krispy Kreme Doughnuts, Inc. *	34,996	461,947
Life Time Fitness, Inc. *	22,540	949,836
LifeLock, Inc. *	8,140	94,831
Lincoln Educational Services Corp.	12,600	79,506
Marriott Vacations Worldwide Corp. *	15,464	638,045
Matthews International Corp., Class A	14,984	494,472
Morgans Hotel Group Co. *	15,744	77,303
National American University Holdings, Inc.	5,413	21,057
Orient-Express Hotels Ltd., Class A *	48,040	496,253
Papa John’s International, Inc. *	9,224	479,740
Pinnacle Entertainment, Inc. *	31,802	445,228
Red Robin Gourmet Burgers, Inc. *	7,417	318,041
Regis Corp.	31,628	569,937
Ruby Tuesday, Inc. *	32,472	238,344
Ryman Hospitality Properties (a)	24,703	1,105,459
Scientific Games Corp., Class A *	27,620	248,580
Service Corp. International	118,611	1,843,215
SHFL Entertainment, Inc. *	29,610	469,615
Six Flags Entertainment Corp.	29,419	1,965,483
Sonic Corp. *	29,112	328,674
Sotheby’s	38,147	1,458,360
Speedway Motorsports, Inc.	7,051	114,649
Steiner Leisure Ltd. *	7,200	339,480
Stewart Enterprises, Inc., Class A	40,256	340,968
Strayer Education, Inc. (a)	6,240	306,322
Texas Roadhouse, Inc.	31,032	600,159
The Cheesecake Factory, Inc.	26,712	925,304
The Marcus Corp.	10,668	130,256
The Wendy’s Co. (a)	151,048	859,463
Universal Technical Institute, Inc.	12,135	141,494
Vail Resorts, Inc.	19,408	1,072,098
WMS Industries, Inc. *	29,112	728,964

		35,509,044

Diversified Financials 2.2%
Artio Global Investors, Inc.	26,393	71,789
Asset Acceptance Capital Corp. *	5,815	30,645
BGC Partners, Inc., Class A	69,000	294,630
Calamos Asset Management, Inc., Class A	10,927	122,164
Cardtronics, Inc. *	23,729	625,496
Cash America International, Inc.	15,444	782,084
Cohen & Steers, Inc. (a)	9,704	319,941
Cowen Group, Inc., Class A *	51,418	134,201
Credit Acceptance Corp. *	5,280	583,598
DFC Global Corp. *	23,663	442,025
Duff & Phelps Corp., Class A	15,782	245,252

84 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Encore Capital Group, Inc. *	12,480	368,784
Epoch Holding Corp.	8,744	244,395
Evercore Partners, Inc., Class A	14,107	574,155
EZCORP, Inc., Class A *	24,208	500,621
FBR & Co. *	4,769	84,225
Federated Investors, Inc., Class B (a)	50,440	1,171,217
Financial Engines, Inc. *	21,808	712,686
First Cash Financial Services, Inc. *	14,379	760,793
Gain Capital Holdings, Inc.	7,200	31,968
GAMCO Investors, Inc., Class A	2,415	129,203
GFI Group, Inc.	36,602	128,473
Gleacher & Co., Inc. *	35,919	21,085
Green Dot Corp., Class A *(a)	11,279	158,132
Greenhill & Co., Inc.	14,032	852,865
HFF, Inc., Class A	17,488	321,080
ICG Group, Inc. *	18,013	234,709
Interactive Brokers Group, Inc., Class A	21,913	322,340
INTL FCStone, Inc. *	7,680	137,011
Investment Technology Group, Inc. *	21,328	258,282
Janus Capital Group, Inc.	102,239	946,733
Knight Capital Group, Inc., Class A *	47,037	174,037
Ladenburg Thalmann Financial Services, Inc. *	42,474	55,216
MarketAxess Holdings, Inc.	20,072	784,012
Nelnet, Inc., Class A	14,024	465,316
Netspend Holdings, Inc. *	16,287	258,149
NewStar Financial, Inc. *	10,184	137,790
Oppenheimer Holdings, Inc., Class A	5,773	109,110
PHH Corp. *	31,032	651,982
PICO Holdings, Inc. *	12,636	271,800
Piper Jaffray Cos., Inc. *	8,744	337,256
Portfolio Recovery Associates, Inc. *	9,224	1,078,516
Pzena Investment Management, Inc., Class A	10,121	63,661
Safeguard Scientifics, Inc. *	14,260	215,896
Stifel Financial Corp. *	30,712	1,060,793
SWS Group, Inc. *	13,163	84,375
The First Marblehead Corp. *	35,620	31,274
Virtus Investment Partners, Inc. *	3,080	517,471
Waddell & Reed Financial, Inc., Class A	46,120	1,891,842
Westwood Holdings Group, Inc.	3,840	158,784
WisdomTree Investments, Inc. *	32,256	293,530
World Acceptance Corp. *	6,992	550,270

		20,801,662

Energy 5.5%
Abraxas Petroleum Corp. *(a)	50,721	103,978
Alon USA Energy, Inc.	6,683	130,252
Alpha Natural Resources, Inc. *	117,992	941,576
Amyris, Inc. *(a)	22,080	64,694
Apco Oil & Gas International, Inc.	9,704	129,063
Approach Resources, Inc. *	18,301	452,950
Arch Coal, Inc. (a)	114,632	599,525
Atwood Oceanics, Inc. *	31,713	1,622,120
Basic Energy Services, Inc. *(a)	15,985	233,861
Berry Petroleum Co., Class A	24,224	1,108,733
Bill Barrett Corp. *	25,648	462,946
Bonanza Creek Energy, Inc. *	12,104	409,478
BPZ Resources, Inc. *(a)	59,220	145,681
Bristow Group, Inc.	19,400	1,130,244
C&J Energy Services, Inc. *	23,600	571,120
Cal Dive International, Inc. *	52,689	95,367
CARBO Ceramics, Inc. (a)	10,664	968,291
Carrizo Oil & Gas, Inc. *	19,437	456,575
Ceres, Inc. *	2,890	11,589
Cheniere Energy, Inc. *	123,229	2,624,778
Clayton Williams Energy, Inc. *	2,880	114,336
Clean Energy Fuels Corp. *(a)	35,456	446,037
Cloud Peak Energy, Inc. *	33,259	570,059
Comstock Resources, Inc. *	23,728	335,039
Contango Oil & Gas Co.	6,720	260,467
Crosstex Energy, Inc.	21,808	363,539
CVR Energy, Inc.	8,160	458,429
Dawson Geophysical Co. *	4,428	136,825
Delek US Holdings, Inc.	9,224	344,609
Diamondback Energy, Inc. *	6,769	153,724
Dresser-Rand Group, Inc. *	41,379	2,551,429
Dril-Quip, Inc. *	19,608	1,612,366
Emerald Oil, Inc. *	11,295	77,936
Endeavour International Corp. *(a)	23,248	58,817
EPL Oil & Gas, Inc. *	18,928	487,017
Era Group, Inc. *	10,664	215,306
EXCO Resources, Inc. (a)	78,216	519,354
Exterran Holdings, Inc. *	35,228	888,802
Forest Oil Corp. *	64,499	374,094
Forum Energy Technologies, Inc. *	9,331	248,951
FX Energy, Inc. *	28,748	101,480
Gastar Exploration Ltd. *	32,666	37,566
Geospace Technologies Corp. *	6,927	674,136
Gevo, Inc. *(a)	10,664	21,115
Global Geophysical Services, Inc. *	11,781	27,568
Goodrich Petroleum Corp. *	14,878	191,777
Green Plains Renewable Energy, Inc. *	11,624	110,079
Gulf Island Fabrication, Inc.	7,684	182,956
Gulfmark Offshore, Inc., Class A	13,064	466,646
Gulfport Energy Corp. *	37,093	1,518,958
Halcon Resources Corp. *	59,825	424,758
Hallador Energy Co.	13,092	106,307
Harvest Natural Resources, Inc. *	20,368	110,191
Helix Energy Solutions Group, Inc. *	52,464	1,228,182
Hercules Offshore, Inc. *	85,896	582,375
Hornbeck Offshore Services, Inc. *	18,367	780,598
Hyperdynamics Corp. *(a)	85,416	44,425
ION Geophysical Corp. *	65,332	433,804
Isramco, Inc. *	555	54,767
James River Coal Co. *(a)	19,408	51,431
Key Energy Services, Inc. *	82,807	710,484
KiOR, Inc., Class A *(a)	4,391	24,194
Kodiak Oil & Gas Corp. *	141,824	1,262,234
Laredo Petroleum Holdings, Inc. *	12,584	215,690
Lufkin Industries, Inc.	17,968	1,163,967
Magnum Hunter Resources Corp. *	85,896	332,418
Matador Resources Co. *	21,808	170,320
Matrix Service Co. *	14,116	219,645
McMoRan Exploration Co. *	53,904	867,315
Midstates Petroleum Co., Inc. *	16,424	122,523
Newpark Resources, Inc. *	47,560	419,004
Northern Oil and Gas, Inc. *	31,512	432,030
Oasis Petroleum, Inc. *	38,427	1,410,271
Parker Drilling Co. *	64,736	308,143

See financial notes 85

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PBF Energy, Inc. *	10,856	453,238
PDC Energy, Inc. *	16,271	758,879
Penn Virginia Corp.	29,623	120,566
PetroQuest Energy, Inc. *	30,552	117,320
PHI, Inc. *	6,720	212,016
Pioneer Energy Services Corp. *	33,683	294,053
Quicksilver Resources, Inc. *(a)	66,068	122,886
Renewable Energy Group, Inc. *	9,072	67,042
Rentech, Inc.	122,584	334,654
Resolute Energy Corp. *	21,328	217,119
Rex Energy Corp. *	21,661	291,990
Rosetta Resources, Inc. *	28,632	1,393,806
RPC, Inc. (a)	35,456	573,678
Sanchez Energy Corp. *	6,056	112,097
SEACOR Holdings, Inc.	10,664	740,935
SemGroup Corp., Class A *	23,460	1,081,271
Solazyme, Inc. *(a)	18,977	165,669
Stone Energy Corp. *	26,858	549,246
Swift Energy Co. *	23,259	314,462
Targa Resources Corp.	15,464	943,304
Teekay Corp.	20,368	706,770
Tesco Corp. *	16,904	214,850
TETRA Technologies, Inc. *	41,424	382,344
Unit Corp. *	23,248	1,057,319
VAALCO Energy, Inc. *	31,087	252,116
W&T Offshore, Inc.	18,928	281,270
Warren Resources, Inc. *	38,927	101,989
Western Refining, Inc.	30,967	1,111,406
Willbros Group, Inc. *	27,015	182,351
World Fuel Services Corp.	38,816	1,476,173

		51,918,133

Food & Staples Retailing 0.9%
Arden Group, Inc., Class A	649	59,137
Casey’s General Stores, Inc.	20,848	1,179,788
Harris Teeter Supermarkets, Inc.	26,712	1,148,616
Ingles Markets, Inc., Class A	7,405	152,247
Nash Finch Co.	6,752	129,436
Natural Grocers by Vitamin Cottage, Inc. *	3,908	80,896
PriceSmart, Inc.	9,812	727,560
Rite Aid Corp. *	384,700	630,908
Roundy’s, Inc. (a)	14,879	85,257
Spartan Stores, Inc.	12,508	208,383
SUPERVALU, Inc. (a)	128,515	510,205
Susser Holdings Corp. *	9,668	428,099
The Andersons, Inc.	9,314	457,131
The Chefs’ Warehouse, Inc. *	5,813	104,634
The Fresh Market, Inc. *	22,065	1,028,670
The Pantry, Inc. *	12,533	155,910
United Natural Foods, Inc. *	26,712	1,352,161
Village Super Market, Inc., Class A	3,360	110,040
Weis Markets, Inc.	6,097	246,685

		8,795,763

Food, Beverage & Tobacco 1.8%
Alico, Inc.	1,383	59,262
Alliance One International, Inc. *	56,949	212,420
Annie’s, Inc. *(a)	5,384	225,913
B&G Foods, Inc.	28,136	827,198
Boulder Brands, Inc. *	31,992	272,572
Cal-Maine Foods, Inc.	7,460	302,055
Calavo Growers, Inc.	6,720	189,168
Central European Distribution Corp. *	30,072	21,754
Chiquita Brands International, Inc. *	25,309	157,169
Coca-Cola Bottling Co. Consolidated	2,499	163,510
Darling International, Inc. *	63,793	1,064,705
Dean Foods Co. *	99,544	1,652,430
Diamond Foods, Inc. *(a)	11,854	184,093
Dole Food Co., Inc. *	20,247	226,766
Flowers Foods, Inc.	62,168	1,751,894
Fresh Del Monte Produce, Inc.	21,009	548,125
Harbinger Group, Inc. *	5,199	44,555
J&J Snack Foods Corp.	7,958	550,853
Lancaster Colony Corp.	11,019	806,260
Limoneira Co.	4,320	85,147
National Beverage Corp.	5,611	75,075
Pilgrim’s Pride Corp. *	31,436	276,951
Post Holdings, Inc. *	17,592	680,107
Sanderson Farms, Inc.	10,664	540,985
Seneca Foods Corp., Class A *	4,320	131,846
Snyders-Lance, Inc.	25,648	635,044
Star Scientific, Inc. *(a)	72,720	128,714
The Boston Beer Co., Inc., Class A *(a)	4,420	687,001
The Hain Celestial Group, Inc. *	24,746	1,354,844
Tootsie Roll Industries, Inc. (a)	11,144	312,924
TreeHouse Foods, Inc. *	19,408	1,133,233
Universal Corp.	12,766	712,215
Vector Group Ltd.	31,396	503,906
WhiteWave Foods Co., Class A *(a)	12,501	195,516

		16,714,210

Health Care Equipment & Services 6.6%
Abaxis, Inc.	11,144	472,728
ABIOMED, Inc. *(a)	19,424	311,561
Acadia Healthcare Co., Inc. *	19,959	543,284
Accretive Health, Inc. *(a)	28,878	276,651
Accuray, Inc. *	32,952	140,705
Air Methods Corp.	18,898	846,441
Alere, Inc. *	40,736	927,151
Align Technology, Inc. *	38,549	1,211,981
Allscripts Healthcare Solutions, Inc. *	92,240	1,173,293
Almost Family, Inc.	4,733	97,452
Alphatec Holdings, Inc. *	38,690	63,065
Amedisys, Inc. *	16,169	182,710
AMN Healthcare Services, Inc. *	23,794	335,495
AmSurg Corp. *	17,280	521,856
Analogic Corp.	6,720	498,557
AngioDynamics, Inc. *	18,865	233,737
ArthroCare Corp. *	14,999	523,765
Assisted Living Concepts, Inc., Class A	11,190	132,490
athenahealth, Inc. *	19,780	1,855,166
Atrion Corp.	788	154,637
Bio-Reference Labs, Inc. *(a)	13,402	354,885
BioScrip, Inc. *	31,844	348,692
Brookdale Senior Living, Inc. *	52,944	1,465,490
Cantel Medical Corp.	11,144	346,913

86 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Centene Corp. *	28,953	1,303,464
Chemed Corp.	10,384	801,541
Community Health Systems, Inc.	49,000	2,070,740
Computer Programs & Systems, Inc.	5,569	290,368
Conceptus, Inc. *	17,052	380,771
CONMED Corp.	15,491	481,925
CorVel Corp. *	3,541	170,110
Cross Country Healthcare, Inc. *	17,563	100,109
CryoLife, Inc.	15,277	93,648
Cyberonics, Inc. *	13,800	631,350
Dexcom, Inc. *	36,816	549,663
Emeritus Corp. *	16,424	467,920
Endologix, Inc. *	30,011	451,966
ePocrates, Inc. *	10,143	119,180
ExamWorks Group, Inc. *	13,544	191,783
Gentiva Health Services, Inc. *	16,638	175,032
Globus Medical, Inc., Class A *(a)	4,320	62,424
Greatbatch, Inc. *	13,017	352,370
Greenway Medical Technologies *(a)	7,930	125,691
Haemonetics Corp. *	27,723	1,143,574
Hanger, Inc. *	18,403	545,833
Health Management Associates, Inc., Class A *	143,881	1,581,252
Health Net, Inc. *	43,720	1,125,353
HEALTHSOUTH Corp. *	52,249	1,260,246
HealthStream, Inc. *	10,664	228,103
Healthways, Inc. *	18,448	237,057
Hill-Rom Holdings, Inc.	32,488	1,064,957
HMS Holdings Corp. *	48,721	1,412,422
ICU Medical, Inc. *	6,901	391,701
Insulet Corp. *	29,837	673,421
Integra LifeSciences Holdings Corp. *	11,473	467,410
Invacare Corp.	15,464	224,383
IPC The Hospitalist Co. *	8,960	373,632
Kindred Healthcare, Inc. *	29,004	326,875
Landauer, Inc.	5,102	299,538
LHC Group, Inc. *	7,553	153,477
LifePoint Hospitals, Inc. *	26,392	1,163,623
Magellan Health Services, Inc. *	14,858	766,079
MAKO Surgical Corp. *(a)	22,201	283,951
Masimo Corp.	28,665	569,000
MedAssets, Inc. *	27,192	502,236
Medidata Solutions, Inc. *	12,104	630,860
MEDNAX, Inc. *	27,057	2,316,620
Merge Healthcare, Inc. *	32,281	79,088
Meridian Bioscience, Inc.	22,394	474,753
Merit Medical Systems, Inc. *	21,328	254,230
Molina Healthcare, Inc. *	16,594	529,515
MWI Veterinary Supply, Inc. *	6,512	822,205
National Healthcare Corp.	4,800	222,576
Natus Medical, Inc. *	15,944	202,489
Navidea Biopharmaceuticals, Inc. *(a)	57,683	177,087
Neogen Corp. *	11,996	561,653
NuVasive, Inc. *	24,208	449,543
NxStage Medical, Inc. *	32,579	365,536
Omnicell, Inc. *	17,802	320,792
OraSure Technologies, Inc. *	30,072	167,200
Orthofix International N.V. *	10,351	385,678
Owens & Minor, Inc.	34,065	1,037,279
Palomar Medical Technologies, Inc. *	9,801	108,203
PharMerica Corp. *	16,246	232,805
Quality Systems, Inc.	21,412	396,550
Quidel Corp. *	15,994	378,578
RTI Biologics, Inc. *	30,121	109,339
Select Medical Holdings Corp.	21,328	197,071
Sirona Dental Systems, Inc. *	29,600	2,102,192
Skilled Healthcare Group, Inc., Class A *	13,170	76,649
Staar Surgical Co. *	14,836	79,966
STERIS Corp.	31,504	1,228,656
SurModics, Inc. *	6,240	158,246
Symmetry Medical, Inc. *	19,629	204,730
Team Health Holdings, Inc. *	18,780	628,942
Teleflex, Inc.	22,080	1,765,517
Tenet Healthcare Corp. *	57,337	2,253,917
The Ensign Group, Inc.	9,452	296,037
Thoratec Corp. *	31,512	1,109,538
Triple-S Management Corp., Class B *	9,858	177,050
Unilife Corp. *(a)	38,012	95,410
Universal American Corp.	18,448	153,856
Vanguard Health Systems, Inc. *	17,488	260,047
VCA Antech, Inc. *	47,157	1,035,568
Vocera Communications, Inc. *	3,044	80,270
Volcano Corp. *	28,756	622,280
WellCare Health Plans, Inc. *	23,248	1,329,553
West Pharmaceutical Services, Inc.	18,569	1,121,939
Wright Medical Group, Inc. *	21,627	502,828
Zeltiq Aesthetics, Inc. *	3,444	13,879

		62,349,603

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	21,808	190,384
Elizabeth Arden, Inc. *	14,720	572,608
Inter Parfums, Inc.	8,136	203,888
Lifevantage Corp. *	60,796	153,814
Medifast, Inc. *	7,266	168,426
Nature’s Sunshine Products, Inc.	5,558	80,369
Nu Skin Enterprises, Inc., Class A	28,540	1,175,848
Prestige Brands Holdings, Inc. *	27,192	646,898
Revlon, Inc., Class A *	6,595	148,717
Spectrum Brands Holdings, Inc.	12,104	654,705
USANA Health Sciences, Inc. *(a)	3,360	148,814
WD-40 Co.	7,672	415,899

		4,560,370

Insurance 2.9%
American Equity Investment Life Holding Co.	33,788	468,977
American National Insurance Co.	3,840	308,621
AMERISAFE, Inc. *	10,308	336,247
AmTrust Financial Services, Inc.	14,559	484,087
Argo Group International Holdings Ltd.	13,352	507,109
Aspen Insurance Holdings Ltd.	38,336	1,374,729
Baldwin & Lyons, Inc., Class B	4,944	115,146
Citizens, Inc. *	24,255	222,903
CNO Financial Group, Inc.	122,826	1,343,716
Crawford & Co., Class B	14,311	118,209
Donegal Group, Inc., Class A	5,103	73,585

See financial notes 87

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
eHealth, Inc. *	10,664	165,612
EMC Insurance Group, Inc.	2,803	72,149
Employers Holdings, Inc.	17,226	361,918
Endurance Specialty Holdings Ltd.	23,248	1,023,842
Enstar Group Ltd. *	4,420	554,003
FBL Financial Group, Inc., Class A	6,271	227,888
First American Financial Corp.	57,528	1,397,355
Global Indemnity plc *	5,760	133,056
Greenlight Capital Re Ltd., Class A *	15,480	371,210
Hilltop Holdings, Inc. *	20,824	267,380
Horace Mann Educators Corp.	20,851	426,612
Infinity Property & Casualty Corp.	6,477	363,943
Kansas City Life Insurance Co.	2,120	79,118
Kemper Corp.	29,204	924,015
Maiden Holdings Ltd.	28,152	283,772
MBIA, Inc. *(a)	76,192	736,777
Meadowbrook Insurance Group, Inc.	24,688	173,557
Mercury General Corp.	19,500	757,965
Montpelier Re Holdings Ltd.	29,984	741,205
National Financial Partners Corp. *	21,352	419,780
National Interstate Corp.	9,104	302,981
National Western Life Insurance Co., Class A	1,365	222,304
Old Republic International Corp.	129,720	1,557,937
OneBeacon Insurance Group Ltd., Class A	12,510	167,259
Platinum Underwriters Holdings Ltd.	17,968	950,148
Primerica, Inc.	25,168	792,037
ProAssurance Corp.	34,467	1,616,158
Protective Life Corp.	44,160	1,409,587
RLI Corp.	9,224	635,903
Safety Insurance Group, Inc.	6,720	315,840
Selective Insurance Group, Inc.	29,592	658,126
StanCorp Financial Group, Inc.	23,772	946,363
State Auto Financial Corp.	7,595	127,596
Stewart Information Services Corp.	9,853	228,097
Symetra Financial Corp.	41,181	542,354
The Hanover Insurance Group, Inc.	24,208	1,033,197
The Navigators Group, Inc. *	5,760	323,482
The Phoenix Cos., Inc. *	2,974	74,647
Tower Group, Inc.	18,448	344,055
United Fire Group, Inc.	12,135	298,278
Universal Insurance Holdings, Inc.	13,876	60,916

		27,441,751

Materials 5.5%
A. Schulman, Inc.	16,131	505,707
A.M. Castle & Co. *(a)	8,466	139,096
AK Steel Holding Corp. (a)	70,498	264,368
AMCOL International Corp.	13,544	396,027
American Vanguard Corp.	12,584	390,482
Axiall Corp.	38,601	2,184,045
Balchem Corp.	15,787	636,690
Berry Plastics Group, Inc. *	15,909	305,771
Boise Cascade Co. *	5,908	160,107
Boise, Inc.	49,480	425,033
Buckeye Technologies, Inc.	20,556	570,018
Cabot Corp.	32,266	1,186,744
Calgon Carbon Corp. *	30,461	519,665
Carpenter Technology Corp.	23,728	1,120,673
Century Aluminum Co. *	27,672	224,420
Chemtura Corp. *	55,155	1,109,719
Clearwater Paper Corp. *	12,589	609,182
Coeur d’Alene Mines Corp. *	48,025	912,955
Commercial Metals Co.	63,359	1,033,385
Compass Minerals International, Inc.	17,968	1,324,601
Cytec Industries, Inc.	24,688	1,787,164
Deltic Timber Corp.	5,760	411,206
Domtar Corp.	19,036	1,419,324
Eagle Materials, Inc.	25,207	1,621,062
Ferro Corp. *	47,665	244,521
Flotek Industries, Inc. *	24,208	339,880
FutureFuel Corp.	7,570	99,243
General Moly, Inc. *	29,245	85,395
Globe Specialty Metals, Inc.	34,352	490,890
Graphic Packaging Holding Co. *	70,848	525,692
Greif, Inc., Class A	16,424	835,489
H.B. Fuller Co.	27,019	1,104,267
Hawkins, Inc.	5,980	235,851
Haynes International, Inc.	6,720	346,080
Headwaters, Inc. *	39,677	373,361
Hecla Mining Co.	153,338	711,488
Horsehead Holding Corp. *	23,728	250,805
Innophos Holdings, Inc.	11,624	567,600
Intrepid Potash, Inc.	28,641	564,514
Kaiser Aluminum Corp.	9,224	564,878
KapStone Paper and Packaging Corp.	20,368	542,604
Koppers Holdings, Inc.	11,248	466,567
Kraton Performance Polymers, Inc. *	17,512	420,988
Kronos Worldwide, Inc. (a)	11,041	188,912
Louisiana-Pacific Corp. *	75,232	1,577,615
LSB Industries, Inc. *	9,970	386,338
Materion Corp.	11,167	308,879
McEwen Mining, Inc. *	140,761	342,049
Metals USA Holdings Corp.	7,139	148,063
Minerals Technologies, Inc.	19,780	795,947
Molycorp, Inc. *(a)	66,720	409,661
Myers Industries, Inc.	16,436	241,938
Neenah Paper, Inc.	8,160	238,272
NewMarket Corp.	5,760	1,449,619
NL Industries, Inc.	4,178	53,478
Noranda Aluminum Holding Corp.	36,404	173,283
Olin Corp.	43,112	998,474
Olympic Steel, Inc.	5,555	114,822
OM Group, Inc. *	17,753	435,659
Omnova Solutions, Inc. *	25,047	200,626
P.H. Glatfelter Co.	22,768	413,239
Packaging Corp. of America	52,944	2,212,000
PolyOne Corp.	48,040	1,094,832
Quaker Chemical Corp.	6,993	401,468
Resolute Forest Products *	54,031	745,628
RPM International, Inc.	72,680	2,210,199
RTI International Metals, Inc. *	16,279	482,998
Schnitzer Steel Industries, Inc., Class A	13,009	372,188
Schweitzer-Mauduit International, Inc.	16,744	617,016
Sensient Technologies Corp.	26,712	985,940
Silgan Holdings, Inc.	24,682	1,059,598
Spartech Corp. *	16,181	159,706
Stepan Co.	8,912	545,771
Stillwater Mining Co. *	63,260	824,910

88 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
STR Holdings, Inc. *	22,768	45,536
SunCoke Energy, Inc. *	40,423	666,575
Texas Industries, Inc. *(a)	11,144	646,909
United States Lime & Minerals, Inc. *	1,219	63,924
US Antimony Corp. *(a)	9,485	17,737
US Silica Holdings, Inc. (a)	8,180	201,146
Walter Energy, Inc.	33,696	1,071,196
Wausau Paper Corp.	23,922	236,110
Worthington Industries, Inc.	28,244	800,435
Zep, Inc.	12,137	181,570
Zoltek Cos., Inc. *(a)	15,272	142,793

		52,290,616

Media 1.6%
Arbitron, Inc.	14,024	656,884
Ascent Capital Group, Inc., Class A *	7,200	493,848
Belo Corp., Class A	51,213	442,480
Cinemark Holdings, Inc.	57,001	1,584,628
Clear Channel Outdoor Holdings, Inc., Class A *	20,848	158,445
Crown Media Holdings, Inc., Class A *(a)	18,087	34,727
Cumulus Media, Inc. *	36,552	119,525
Digital Generation, Inc. *(a)	13,109	101,595
DreamWorks Animation SKG, Inc., Class A *(a)	39,100	649,060
E.W. Scripps Co., Class A *	15,056	162,755
Entercom Communications Corp., Class A *	10,359	77,796
Entravision Communications Corp., Class A	58,886	117,772
Fisher Communications, Inc.	3,284	120,753
Harte-Hanks, Inc.	24,438	177,664
Journal Communications, Inc., Class A *	18,206	99,587
Lamar Advertising Co., Class A *	29,592	1,368,334
LIN TV Corp., Class A *	17,743	201,738
Live Nation Entertainment, Inc. *	76,192	806,873
Martha Stewart Living Omnimedia, Class A *	15,491	39,812
Meredith Corp. (a)	19,207	807,078
Morningstar, Inc.	12,212	837,499
National CineMedia, Inc.	30,406	463,692
Pandora Media, Inc. *(a)	50,920	621,224
ReachLocal, Inc. *	5,096	63,853
Regal Entertainment Group, Class A (a)	42,511	666,147
Scholastic Corp.	14,064	423,326
Shutterstock, Inc. *	2,199	71,687
Sinclair Broadcast Group, Inc., Class A	27,672	389,622
The Dolan Co. *	15,001	43,653
The Madison Square Garden Co., Class A *	33,553	1,876,284
The McClatchy Co., Class A *(a)	33,195	86,307
The New York Times Co., Class A *	65,528	633,656
Valassis Communications, Inc.	21,328	586,307
World Wrestling Entertainment, Inc., Class A	15,000	124,950

		15,109,561

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Achillion Pharmaceuticals, Inc. *	33,137	268,410
Acorda Therapeutics, Inc. *	21,650	644,087
Aegerion Pharmaceuticals, Inc. *	9,615	289,604
Affymax, Inc. *(a)	19,481	51,819
Affymetrix, Inc. *	34,507	140,443
Akorn, Inc. *	35,727	493,033
Alkermes plc *	68,540	1,488,003
Alnylam Pharmaceuticals, Inc. *	26,162	619,778
AMAG Pharmaceuticals, Inc. *	11,502	190,358
Arena Pharmaceuticals, Inc. *(a)	116,552	977,871
ARIAD Pharmaceuticals, Inc. *	99,820	2,099,215
Arqule, Inc. *	33,325	81,980
Array BioPharma, Inc. *	61,004	237,306
Auxilium Pharmaceuticals, Inc. *	26,344	449,165
AVANIR Pharmaceuticals, Inc. *(a)	74,306	202,855
AVEO Pharmaceuticals, Inc. *	31,109	207,497
Bio-Rad Laboratories, Inc., Class A *	10,764	1,326,125
BioCryst Pharmaceuticals, Inc. *	21,350	25,620
Bruker Corp. *	50,929	893,295
Cadence Pharmaceuticals, Inc. *(a)	29,592	145,001
Cell Therapeutics, Inc. *(a)	32,783	43,929
Cepheid, Inc. *	36,008	1,311,771
Charles River Laboratories International, Inc. *	26,232	1,068,692
ChemoCentryx, Inc. *	2,431	32,794
Clovis Oncology, Inc. *(a)	8,160	153,898
Cubist Pharmaceuticals, Inc. *	35,847	1,520,988
Curis, Inc. *	41,998	112,975
Cytori Therapeutics, Inc. *(a)	28,595	72,917
Dendreon Corp. *(a)	84,399	488,670
Depomed, Inc. *	30,155	195,103
Dyax Corp. *	54,165	173,870
Dynavax Technologies Corp. *	95,704	195,236
Emergent Biosolutions, Inc. *	13,660	211,593
Endocyte, Inc. *	14,439	139,336
Enzon Pharmaceuticals, Inc.	26,232	110,961
Exact Sciences Corp. *	34,345	366,805
Exelixis, Inc. *(a)	99,064	451,732
Fluidigm Corp. *	10,580	182,611
Genomic Health, Inc. *	9,704	278,020
Geron Corp. *	72,847	106,357
Halozyme Therapeutics, Inc. *	46,600	254,436
Hi-Tech Pharmacal Co., Inc.	5,884	217,767
Idenix Pharmaceuticals, Inc. *	55,540	233,823
ImmunoGen, Inc. *	44,680	677,796
Immunomedics, Inc. *(a)	36,655	84,307
Impax Laboratories, Inc. *	34,392	681,993
Incyte Corp. *(a)	73,440	1,630,368
Infinity Pharmaceuticals, Inc. *	21,000	867,090
Intercept Pharmaceuticals, Inc. *(a)	2,656	103,637
InterMune, Inc. *	48,129	426,904
Ironwood Pharmaceuticals, Inc. *	44,680	667,072
Isis Pharmaceuticals, Inc. *	54,457	800,518
Jazz Pharmaceuticals plc *	25,168	1,464,274
KYTHERA Biopharmaceuticals, Inc. *	2,199	57,306
Lexicon Pharmaceuticals, Inc. *	276,044	543,807
Luminex Corp. *	20,848	351,914
MannKind Corp. *(a)	85,764	219,556
MAP Pharmaceuticals, Inc. *	15,750	393,750

See financial notes 89

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Medivation, Inc. *	40,835	2,006,632
Merrimack Pharmaceuticals, Inc. *	7,200	46,080
Momenta Pharmaceuticals, Inc. *	24,692	314,576
Myriad Genetics, Inc. *	43,852	1,114,718
Nektar Therapeutics *	62,915	583,222
Neurocrine Biosciences, Inc. *	31,992	338,475
Novavax, Inc. *(a)	70,657	128,596
NPS Pharmaceuticals, Inc. *	46,984	374,932
Obagi Medical Products, Inc. *	10,325	139,181
Oncothyreon, Inc. *(a)	32,952	68,211
Opko Health, Inc. *(a)	73,312	508,785
Optimer Pharmaceuticals, Inc. *	25,790	312,575
Osiris Therapeutics, Inc. *(a)	8,160	53,693
Pacific Biosciences of California, Inc. *	19,871	45,703
Pacira Pharmaceuticals, Inc. *(a)	11,144	243,608
Pain Therapeutics, Inc. *	24,208	70,929
PAREXEL International Corp. *	31,615	1,096,724
PDL BioPharma, Inc. (a)	77,379	552,486
POZEN, Inc. *	17,488	108,251
Progenics Pharmaceuticals, Inc. *	20,848	55,039
Puma Biotechnology, Inc. *	4,167	107,134
Questcor Pharmaceuticals, Inc. (a)	31,148	1,015,425
Rigel Pharmaceuticals, Inc. *	46,752	314,173
Sagent Pharmaceuticals, Inc. *	6,460	105,944
Salix Pharmaceuticals Ltd. *	26,712	1,304,881
Sangamo BioSciences, Inc. *(a)	28,632	291,760
Santarus, Inc. *	26,901	356,976
Savient Pharmaceuticals, Inc. *(a)	35,126	33,018
Seattle Genetics, Inc. *	57,500	1,618,050
Sequenom, Inc. *(a)	62,276	255,954
SIGA Technologies, Inc. *(a)	20,023	85,698
Spectrum Pharmaceuticals, Inc. (a)	27,672	315,461
Sucampo Pharmaceuticals, Inc., Class A *	22,768	116,344
Synageva BioPharma Corp. *	4,800	239,856
Synergy Pharmaceuticals, Inc. *(a)	34,728	189,962
Targacept, Inc. *	15,325	66,357
TESARO, Inc. *(a)	3,244	64,426
The Medicines Co. *	28,632	910,784
Theravance, Inc. *	36,416	738,881
Threshold Pharmaceuticals, Inc. *	20,368	94,304
Vanda Pharmaceuticals, Inc. *	16,127	60,638
ViroPharma, Inc. *	35,580	887,365
VIVUS, Inc. *(a)	53,904	577,851
XenoPort, Inc. *	23,248	177,615
ZIOPHARM Oncology, Inc. *(a)	42,802	189,613

		46,006,927

Real Estate 10.7%
Acadia Realty Trust	27,267	734,028
AG Mortgage Investment Trust, Inc.	15,940	418,106
Alexander & Baldwin, Inc. *	23,054	812,192
Alexander’s, Inc.	1,077	349,486
American Assets Trust, Inc.	17,968	543,173
American Capital Mortgage Investment Corp.	30,677	788,399
AmREIT, Inc., Class B	2,004	34,669
Anworth Mortgage Asset Corp.	85,100	519,110
Apartment Investment & Management Co., Class A	80,040	2,370,785
Apollo Residential Mortgage, Inc.	12,584	281,630
ARMOUR Residential REIT, Inc.	203,320	1,360,211
Ashford Hospitality Trust	33,912	399,144
Associated Estates Realty Corp.	26,232	458,535
AV Homes, Inc. *	5,325	79,982
BioMed Realty Trust, Inc.	90,918	1,920,188
Brandywine Realty Trust	78,539	1,079,911
Campus Crest Communities, Inc.	20,848	261,434
CapLease, Inc.	36,416	217,768
Capstead Mortgage Corp.	53,399	669,623
CBL & Associates Properties, Inc.	87,292	1,985,020
Cedar Realty Trust, Inc.	29,610	169,961
Chesapeake Lodging Trust	25,984	559,436
Colonial Properties Trust	44,680	963,301
Colony Financial, Inc.	29,586	655,330
CommonWealth REIT	45,849	1,157,687
Coresite Realty Corp.	11,144	361,066
Corporate Office Properties Trust	43,127	1,115,695
Cousins Properties, Inc.	48,841	474,735
CreXus Investment Corp.	41,216	548,585
CubeSmart	64,056	944,185
CyrusOne, Inc. *	8,662	184,587
DCT Industrial Trust, Inc.	145,064	1,053,165
DiamondRock Hospitality Co.	105,088	939,487
Douglas Emmett, Inc.	70,524	1,728,543
Duke Realty Corp.	171,188	2,766,398
DuPont Fabros Technology, Inc.	33,912	785,402
EastGroup Properties, Inc.	15,890	902,711
Education Realty Trust, Inc.	60,728	662,542
EPR Properties	25,539	1,246,048
Equity Lifestyle Properties, Inc.	20,848	1,536,289
Equity One, Inc.	33,771	793,956
Excel Trust, Inc.	24,380	307,432
Extra Space Storage, Inc.	55,276	2,069,533
FelCor Lodging Trust, Inc. *	59,184	297,104
First Industrial Realty Trust, Inc. *	48,040	762,395
First Potomac Realty Trust	27,356	386,540
Forest City Enterprises, Inc., Class A *	77,217	1,238,561
Forestar Group, Inc. *	18,928	329,726
Franklin Street Properties Corp.	38,253	525,979
Getty Realty Corp.	14,382	285,914
Glimcher Realty Trust	76,468	861,030
Government Properties Income Trust (a)	23,252	615,248
Hatteras Financial Corp.	52,944	1,413,075
Healthcare Realty Trust, Inc.	46,724	1,242,858
Healthcare Trust of America, Inc.	28,987	332,771
Hersha Hospitality Trust	91,164	511,430
Highwoods Properties, Inc.	42,324	1,544,826
Home Properties, Inc.	27,656	1,726,288
Hospitality Properties Trust	66,488	1,775,230
Hudson Pacific Properties, Inc.	22,886	516,537
Inland Real Estate Corp.	42,948	414,878
Invesco Mortgage Capital, Inc.	73,077	1,536,079
Investors Real Estate Trust	51,060	485,581
iStar Financial, Inc. *	39,776	397,362
Kennedy-Wilson Holdings, Inc.	22,288	358,168
Kilroy Realty Corp.	40,148	2,118,208
Kite Realty Group Trust	39,294	258,947
LaSalle Hotel Properties	50,728	1,287,984
Lexington Realty Trust	81,019	928,478

90 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LTC Properties, Inc.	16,624	641,188
Mack-Cali Realty Corp.	45,160	1,281,641
Medical Properties Trust, Inc.	74,302	1,078,865
MFA Financial, Inc.	198,167	1,759,723
Mid-America Apartment Communities, Inc.	22,752	1,579,899
Monmouth Real Estate Investment Corp.	21,963	245,107
National Health Investors, Inc.	13,800	894,240
National Retail Properties, Inc.	59,340	2,044,263
NorthStar Realty Finance Corp.	90,956	814,056
OMEGA Healthcare Investors, Inc.	60,384	1,690,148
Parkway Properties, Inc.	17,940	303,365
Pebblebrook Hotel Trust	32,728	782,526
Pennsylvania REIT	28,152	508,144
Pennymac Mortgage Investment Trust	31,640	804,289
Post Properties, Inc.	30,333	1,448,097
Potlatch Corp.	21,873	962,631
PS Business Parks, Inc.	9,704	717,999
Ramco-Gershenson Properties Trust	25,653	405,317
Redwood Trust, Inc.	43,864	888,685
Resource Capital Corp.	54,068	367,662
Retail Opportunity Investments Corp. (a)	24,208	312,525
Retail Properties of America, Inc., Class A	17,488	258,822
RLJ Lodging Trust	57,264	1,224,877
Rouse Properties, Inc. (a)	12,448	206,761
Sabra Health Care REIT, Inc.	20,129	532,009
Saul Centers, Inc.	6,720	294,067
Select Income REIT	10,354	287,945
Silver Bay Realty Trust Corp. *	6,980	142,532
Sovran Self Storage, Inc.	16,331	993,578
Spirit Realty Capital, Inc.	16,396	326,608
STAG Industrial, Inc.	24,747	524,884
Starwood Property Trust, Inc.	73,486	2,053,934
Strategic Hotels & Resorts, Inc. *	96,184	700,220
Summit Hotel Properties, Inc.	26,220	251,712
Sun Communities, Inc.	14,796	688,458
Sunstone Hotel Investors, Inc. *	86,233	977,020
Tanger Factory Outlet Centers	51,947	1,833,210
Tejon Ranch Co. *	7,995	234,253
The Howard Hughes Corp. *	15,619	1,199,383
The St. Joe Co. *	50,316	1,122,047
Two Harbors Investment Corp.	159,264	2,048,135
Universal Health Realty Income Trust	6,771	386,692
Urstadt Biddle Properties, Inc., Class A	13,404	283,227
Walter Investment Management Corp. *	18,524	850,622
Washington REIT	35,456	981,777
Weingarten Realty Investors	61,513	1,885,373
Winthrop Realty Trust	15,768	197,888
WP Carey, Inc.	30,820	1,836,564

		101,213,633

Retailing 4.0%
1-800-FLOWERS.COM, Inc., Class A *	13,112	56,382
Aaron’s, Inc.	37,856	1,033,090
Aeropostale, Inc. *	42,143	548,702
America’s Car-Mart, Inc. *	4,320	206,323
Ann, Inc. *	25,648	725,582
Asbury Automotive Group, Inc. *	16,904	570,679
Ascena Retail Group, Inc. *	67,896	1,139,974
Barnes & Noble, Inc. *(a)	20,402	321,128
bebe stores, Inc.	19,567	77,485
Big 5 Sporting Goods Corp.	8,940	139,375
Big Lots, Inc. *	31,048	1,033,898
Blue Nile, Inc. *(a)	6,675	226,483
Body Central Corp. *	7,064	54,463
Brown Shoe Co., Inc.	21,824	357,914
Cabela’s, Inc. *	24,688	1,248,966
CafePress, Inc. *	2,505	17,410
Chico’s FAS, Inc.	89,360	1,517,333
Citi Trends, Inc. *	8,078	83,123
Conn’s, Inc. *	11,861	380,026
Core-Mark Holding Co., Inc.	6,187	296,481
DSW, Inc., Class A	17,276	1,169,412
Express, Inc. *	46,752	864,912
Five Below, Inc. *	5,280	210,144
Francesca’s Holdings Corp. *(a)	18,912	481,310
Fred’s, Inc., Class A	18,972	257,450
GameStop Corp., Class A (a)	67,575	1,693,430
Genesco, Inc. *	13,199	774,517
Gordmans Stores, Inc. *	4,655	61,958
Group 1 Automotive, Inc.	11,624	671,170
Guess?, Inc.	33,019	914,296
Haverty Furniture Cos., Inc.	11,155	204,694
hhgregg, Inc. *(a)	8,523	79,775
Hibbett Sports, Inc. *	13,938	736,484
HomeAway, Inc. *	17,504	516,368
Hot Topic, Inc.	22,196	239,717
HSN, Inc.	20,240	1,082,840
Jos. A. Bank Clothiers, Inc. *	14,999	622,459
Kayak Software Corp. *	1,920	76,550
Kirkland’s, Inc. *	8,909	103,701
Liberty Ventures, Series A *	14,976	1,081,267
Lithia Motors, Inc., Class A	11,264	462,950
Lumber Liquidators Holdings, Inc. *	14,596	863,937
MarineMax, Inc. *	12,742	165,009
Mattress Firm Holding Corp. *	3,840	106,944
Monro Muffler Brake, Inc.	16,904	626,293
New York & Co., Inc. *	14,308	61,668
NutriSystem, Inc.	15,497	127,540
Office Depot, Inc. *	153,282	617,727
OfficeMax, Inc.	46,764	559,765
Orbitz Worldwide, Inc. *	12,508	53,284
Overstock.com, Inc. *(a)	7,573	87,998
Pacific Sunwear Of California, Inc. *(a)	20,282	42,998
Penske Automotive Group, Inc.	22,768	677,576
PetMed Express, Inc.	10,313	130,459
Pier 1 Imports, Inc.	60,669	1,363,232
RadioShack Corp. (a)	54,488	163,464
Rent-A-Center, Inc.	31,512	1,143,255
Restoration Hardware Holdings, Inc. *(a)	2,778	107,259
rue21, Inc. *	8,744	236,088
Saks, Inc. *(a)	55,344	630,922

See financial notes 91

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sears Hometown and Outlet Stores, Inc. *	4,148	184,876
Select Comfort Corp. *	30,615	628,526
Shoe Carnival, Inc.	7,989	155,226
Shutterfly, Inc. *	16,424	710,831
Sonic Automotive, Inc., Class A	21,620	482,991
Stage Stores, Inc.	18,733	462,518
Stamps.com, Inc. *	8,003	195,193
Stein Mart, Inc.	14,287	121,582
Systemax, Inc.	6,009	59,790
The Buckle, Inc. (a)	14,999	672,105
The Cato Corp., Class A	14,166	363,500
The Children’s Place Retail Stores, Inc. *	13,246	602,163
The Finish Line, Inc., Class A	26,950	488,065
The Men’s Wearhouse, Inc.	25,648	721,222
The Pep Boys-Manny, Moe & Jack *	28,685	319,264
The Wet Seal, Inc., Class A *	49,700	146,118
Tile Shop Holdings, Inc. *	17,378	306,374
Tilly’s, Inc. *	5,592	74,262
Vitamin Shoppe, Inc. *	16,208	851,730
VOXX International Corp. *	10,615	105,619
Zumiez, Inc. *	11,668	267,197

		38,024,791

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	19,781	356,849
Amkor Technology, Inc. *(a)	38,362	155,366
Applied Micro Circuits Corp. *	35,115	279,164
ATMI, Inc. *	17,176	376,154
Brooks Automation, Inc.	36,182	365,800
Cabot Microelectronics Corp.	12,584	429,995
Cavium, Inc. *	27,144	1,002,157
CEVA, Inc. *	11,579	175,190
Cirrus Logic, Inc. *	34,976	840,823
Cohu, Inc.	12,262	123,356
Cymer, Inc. *	16,748	1,656,042
Cypress Semiconductor Corp. *	70,952	747,125
Diodes, Inc. *	19,061	379,886
DSP Group, Inc. *	11,182	80,958
Entegris, Inc. *	74,646	709,883
Entropic Communications, Inc. *	47,217	208,227
Exar Corp. *	25,760	302,680
Fairchild Semiconductor International, Inc. *	67,928	968,653
FEI Co.	21,066	1,334,320
FormFactor, Inc. *	26,428	132,669
GT Advanced Technologies, Inc. *(a)	64,088	183,292
Hittite Microwave Corp. *	14,504	940,149
Inphi Corp. *	9,224	89,104
Integrated Device Technology, Inc. *	77,964	530,155
Intermolecular, Inc. *	7,911	76,499
International Rectifier Corp. *	38,019	799,159
Intersil Corp., Class A	69,549	590,471
IXYS Corp.	13,825	137,835
Kopin Corp. *	37,094	119,443
Kulicke & Soffa Industries, Inc. *	40,307	436,122
Lattice Semiconductor Corp. *	66,316	310,359
LTX-Credence Corp. *	27,015	156,687
M/A-COM Technology Solutions Holdings, Inc. *	6,591	106,774
MaxLinear, Inc., Class A *	13,174	77,463
MEMC Electronic Materials, Inc. *	125,885	623,131
Micrel, Inc.	25,648	269,817
Microsemi Corp. *	48,604	1,002,701
MKS Instruments, Inc.	28,747	780,194
Monolithic Power Systems, Inc.	18,815	462,661
Nanometrics, Inc. *	11,529	170,053
OmniVision Technologies, Inc. *	28,152	433,822
Peregrine Semiconductor Corp. *	3,360	33,566
Pericom Semiconductor Corp. *	13,005	91,295
Photronics, Inc. *	32,075	212,978
PMC-Sierra, Inc. *	108,388	703,438
Power Integrations, Inc.	16,533	691,245
Rambus, Inc. *	59,644	336,392
RF Micro Devices, Inc. *	151,827	699,922
Rubicon Technology, Inc. *	9,960	51,394
Rudolph Technologies, Inc. *	17,563	193,544
Semtech Corp. *	35,882	1,096,913
Sigma Designs, Inc. *	17,207	80,013
Silicon Image, Inc. *	43,429	200,208
Silicon Laboratories, Inc. *	21,620	897,662
Spansion, Inc., Class A *	26,322	309,547
SunPower Corp. *(a)	16,424	192,818
Supertex, Inc.	5,669	128,063
Teradyne, Inc. *	100,984	1,692,492
Tessera Technologies, Inc.	28,386	506,406
TriQuint Semiconductor, Inc. *	90,466	425,190
Ultratech, Inc. *	14,515	594,825
Veeco Instruments, Inc. *	21,224	677,258
Volterra Semiconductor Corp. *	13,544	207,900

		28,944,257

Software & Services 7.2%
Accelrys, Inc. *	30,181	285,512
ACI Worldwide, Inc. *	21,220	972,088
Actuate Corp. *	26,031	156,446
Acxiom Corp. *	40,256	733,062
Advent Software, Inc. *	17,556	459,967
Angie’s List, Inc. *(a)	17,968	306,534
AOL, Inc. *	41,400	1,527,660
Aspen Technology, Inc. *	50,341	1,548,489
Bankrate, Inc. *	21,328	239,940
Bazaarvoice, Inc. *	18,956	132,692
Blackbaud, Inc.	24,470	680,266
Blucora, Inc. *	24,680	382,540
Booz Allen Hamilton Holding Corp.	20,848	266,854
Bottomline Technologies (de), Inc. *	19,888	539,561
Brightcove, Inc. *	7,680	48,384
BroadSoft, Inc. *	14,984	314,664
CACI International, Inc., Class A *	12,786	648,890
Cadence Design Systems, Inc. *	154,957	2,194,191
Carbonite, Inc. *	5,300	52,046
Cass Information Systems, Inc.	5,092	217,683
CIBER, Inc. *	34,634	154,121
CommVault Systems, Inc. *	22,705	1,679,035
Compuware Corp. *	116,072	1,347,596
comScore, Inc. *	17,488	278,759
Comverse, Inc. *	12,000	330,240
Constant Contact, Inc. *	16,424	232,071
Convergys Corp.	58,768	974,961
CoreLogic, Inc. *	52,571	1,362,115

92 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cornerstone OnDemand, Inc. *	18,361	621,703
CSG Systems International, Inc. *	18,448	358,076
Dealertrack Technologies, Inc. *	23,255	685,790
Demand Media, Inc. *	18,869	152,839
Demandware, Inc. *(a)	4,320	114,264
Dice Holdings, Inc. *	27,192	262,131
Digital River, Inc. *	18,658	265,690
DST Systems, Inc.	16,424	1,115,518
E2open, Inc. *	2,476	48,926
EarthLink, Inc.	55,411	321,938
Ebix, Inc. (a)	16,904	270,971
Echo Global Logistics, Inc. *	8,104	151,140
Ellie Mae, Inc. *	5,280	107,184
Envestnet, Inc. *	12,180	186,841
EPAM Systems, Inc. *	7,680	161,126
EPIQ Systems, Inc.	16,904	210,286
Euronet Worldwide, Inc. *	25,648	619,143
ExactTarget, Inc. *	12,584	280,623
Exlservice Holdings, Inc. *	14,024	424,506
Fair Isaac Corp.	18,740	830,932
FleetCor Technologies, Inc. *	22,280	1,555,367
Forrester Research, Inc.	7,829	214,984
Global Cash Access Holdings, Inc. *	35,456	251,738
Guidewire Software, Inc. *	15,448	564,624
Heartland Payment Systems, Inc.	20,297	631,237
iGate Corp. *	17,193	328,558
Imperva, Inc. *	5,760	210,240
Infoblox, Inc. *	19,888	419,438
Interactive Intelligence Group, Inc. *	9,167	381,439
Internap Network Services Corp. *	29,118	252,744
IntraLinks Holdings, Inc. *	19,813	116,500
j2 Global, Inc.	23,248	829,489
Jack Henry & Associates, Inc.	46,600	2,037,352
Jive Software, Inc. *	13,528	224,294
Keynote Systems, Inc.	8,316	127,068
Lender Processing Services, Inc.	46,271	1,136,416
Limelight Networks, Inc. *	33,912	71,893
Lionbridge Technologies, Inc. *	31,772	121,369
Liquidity Services, Inc. *(a)	13,156	447,962
LivePerson, Inc. *	26,712	386,523
LogMeIn, Inc. *	12,117	216,410
Manhattan Associates, Inc. *	10,664	744,987
ManTech International Corp., Class A (a)	12,702	315,137
Marchex, Inc., Class B	12,691	47,972
MAXIMUS, Inc.	18,503	1,346,648
Mentor Graphics Corp. *	51,773	916,900
MicroStrategy, Inc., Class A *	4,800	489,024
Millennial Media, Inc. *	7,097	66,499
ModusLink Global Solutions, Inc. *	23,776	68,475
MoneyGram International, Inc. *	11,676	189,268
Monotype Imaging Holdings, Inc.	19,444	408,324
Move, Inc. *	26,121	254,941
NCI, Inc., Class A *	3,840	19,315
Netscout Systems, Inc. *	21,160	538,099
NeuStar, Inc., Class A *	35,936	1,575,794
NIC, Inc.	31,992	566,898
OpenTable, Inc. *	12,203	678,487
Pegasystems, Inc.	9,382	256,973
Perficient, Inc. *	17,488	202,511
Progress Software Corp. *	33,057	744,444
Proofpoint, Inc. *	6,720	93,946
PROS Holdings, Inc. *	10,930	284,836
PTC, Inc. *	66,655	1,542,397
QLIK Technologies, Inc. *	39,776	1,034,176
Qualys, Inc. *	4,027	47,760
QuinStreet, Inc. *	15,362	88,024
RealD, Inc. *(a)	28,439	331,030
RealNetworks, Inc. *	13,000	94,510
RealPage, Inc. *	18,928	409,980
Responsys, Inc. *	14,857	119,896
Rosetta Stone, Inc. *	6,595	76,370
Rovi Corp. *	55,772	992,184
Saba Software, Inc. *	14,791	129,273
Sapient Corp. *	59,851	671,528
SciQuest, Inc. *	9,322	178,516
ServiceSource International, Inc. *	26,712	168,820
Sourcefire, Inc. *	16,164	866,875
Splunk, Inc. *	14,024	506,687
SS&C Technologies Holdings, Inc. *	22,288	564,109
Synchronoss Technologies, Inc. *	14,504	437,586
Syntel, Inc.	9,110	548,058
Take-Two Interactive Software, Inc. *	49,480	724,387
Tangoe, Inc. *	16,904	231,078
TechTarget, Inc. *	9,017	43,823
TeleNav, Inc. *	8,149	57,939
TeleTech Holdings, Inc. *	11,813	221,021
The Active Network, Inc. *	18,962	88,932
TiVo, Inc. *	66,295	821,395
Travelzoo, Inc. *	4,156	87,567
Trulia, Inc. *(a)	3,113	74,214
Tyler Technologies, Inc. *	14,024	790,954
Ultimate Software Group, Inc. *	15,159	1,489,675
Unisys Corp. *	23,728	545,269
United Online, Inc.	48,428	285,725
ValueClick, Inc. *	37,856	1,009,620
VASCO Data Security International, Inc. *	20,923	173,033
Verint Systems, Inc. *	29,406	1,004,803
VirnetX Holding Corp. *(a)	22,768	802,117
Virtusa Corp. *	11,524	241,428
Vocus, Inc. *	11,260	158,090
Web.com Group, Inc. *	16,790	286,773
WebMD Health Corp. *	27,027	597,297
Websense, Inc. *	19,888	298,121
WEX, Inc. *	20,848	1,563,808
Workday, Inc., Class A *	12,540	693,337
XO Group, Inc. *	13,635	124,760
Yelp, Inc. *(a)	8,744	194,029
Zillow, Inc., Class A *(a)	7,396	317,732
Zynga, Inc., Class A *	257,720	873,671

		68,199,494

Technology Hardware & Equipment 4.7%
Acme Packet, Inc. *	30,607	893,112
ADTRAN, Inc. (a)	33,912	757,594
Aeroflex Holding Corp. *	9,734	90,040
Anaren, Inc. *	7,200	139,320
Anixter International, Inc.	14,412	993,275
Arris Group, Inc. *	60,728	1,053,631
Aruba Networks, Inc. *	58,108	1,448,051
Audience, Inc. *	2,898	39,529
Aviat Networks, Inc. *	31,086	110,666

See financial notes 93

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Avid Technology, Inc. *	15,944	110,492
AVX Corp.	25,648	302,133
Bel Fuse, Inc., Class B	6,140	102,292
Benchmark Electronics, Inc. *	30,072	523,854
Black Box Corp.	8,591	208,418
Brocade Communications Systems, Inc. *	247,712	1,389,664
Calix, Inc. *	19,200	164,544
Checkpoint Systems, Inc. *	22,321	264,727
Ciena Corp. *	54,384	828,812
Cognex Corp.	22,540	928,423
Coherent, Inc.	12,784	738,404
Comtech Telecommunications Corp.	9,325	249,724
CTS Corp.	18,612	182,398
Daktronics, Inc.	20,368	207,957
Diebold, Inc.	33,912	957,675
Digi International, Inc. *	13,859	136,650
DTS, Inc. *	10,184	202,662
Echelon Corp. *	17,271	45,423
EchoStar Corp., Class A *	22,507	851,665
Electro Rent Corp.	13,180	213,252
Electro Scientific Industries, Inc.	13,505	148,690
Electronics for Imaging, Inc. *	25,604	590,428
Emulex Corp. *	46,940	302,763
Extreme Networks, Inc. *	50,721	177,524
Fabrinet *	11,636	190,947
FARO Technologies, Inc. *	9,224	390,636
Finisar Corp. *	52,900	774,985
Fusion-io, Inc. *(a)	37,080	625,910
Harmonic, Inc. *	63,260	359,949
Imation Corp. *	16,424	56,006
Infinera Corp. *	60,095	390,017
Ingram Micro, Inc., Class A *	80,616	1,520,418
Insight Enterprises, Inc. *	24,047	462,183
InterDigital, Inc.	22,096	981,062
Intermec, Inc. *	30,187	298,851
Intevac, Inc. *	11,712	55,983
InvenSense, Inc. *	18,673	224,449
IPG Photonics Corp. (a)	15,464	916,861
Itron, Inc. *	21,328	897,269
Ixia *	28,152	570,923
KEMET Corp. *	24,085	155,830
Lexmark International, Inc., Class A	34,852	767,441
Littelfuse, Inc.	11,624	769,160
Loral Space & Communications, Inc.	6,626	385,898
Maxwell Technologies, Inc. *	15,526	135,853
Measurement Specialties, Inc. *	8,172	296,807
Mercury Systems, Inc. *	16,742	114,683
Methode Electronics, Inc.	19,888	260,732
MTS Systems Corp.	8,744	472,176
Multi-Fineline Electronix, Inc. *	5,326	81,381
National Instruments Corp.	52,861	1,590,059
NeoPhotonics Corp. *	8,597	43,157
NETGEAR, Inc. *	20,504	698,161
Newport Corp. *	20,496	335,110
Oclaro, Inc. *	47,080	62,616
OCZ Technology Group, Inc. *(a)	36,064	62,391
Oplink Communications, Inc. *	10,410	159,898
OSI Systems, Inc. *	10,184	586,904
Park Electrochemical Corp.	10,273	259,907
Plantronics, Inc.	22,768	918,916
Plexus Corp. *	18,984	462,450
Polycom, Inc. *	94,640	862,170
Power-One, Inc. *	65,528	279,149
QLogic Corp. *	50,440	574,007
Quantum Corp. *	127,116	160,166
Rofin-Sinar Technologies, Inc. *	15,327	407,238
Rogers Corp. *	8,760	417,940
Ruckus Wireless, Inc. *(a)	4,248	90,737
Sanmina Corp. *	44,221	452,823
ScanSource, Inc. *	14,504	435,265
SeaChange International, Inc. *	12,725	146,592
ShoreTel, Inc. *	28,152	114,297
Silicon Graphics International Corp. *	17,488	263,194
Sonus Networks, Inc. *	150,088	367,716
STEC, Inc. *	20,420	98,424
Super Micro Computer, Inc. *	14,024	164,081
Sycamore Networks, Inc. (a)	10,404	23,721
Symmetricom, Inc. *	23,290	115,053
Synaptics, Inc. *	17,968	624,568
SYNNEX Corp. *	14,504	553,038
Tech Data Corp. *	20,368	1,080,726
Tellabs, Inc.	182,432	370,337
TTM Technologies, Inc. *	29,725	243,745
Ubiquiti Networks, Inc. (a)	5,647	77,759
Universal Display Corp. *	22,095	693,341
ViaSat, Inc. *	22,513	1,057,210
Viasystems Group, Inc. *	2,337	33,139
Vishay Intertechnology, Inc. *	71,392	941,660
Vishay Precision Group, Inc. *	7,131	100,191
Zebra Technologies Corp., Class A *	27,672	1,237,492

		44,675,550

Telecommunication Services 0.7%
Alaska Communications Systems Group, Inc. (a)	22,802	39,220
Atlantic Tele-Network, Inc.	5,280	248,160
Boingo Wireless, Inc. *	6,992	42,511
Cbeyond, Inc. *	16,904	118,666
Cincinnati Bell, Inc. *	116,380	378,235
Clearwire Corp., Class A *	236,576	738,117
Cogent Communications Group, Inc.	23,248	584,687
Consolidated Communications Holdings, Inc.	19,632	329,818
Elephant Talk Communications, Inc. *(a)	47,665	57,198
Fairpoint Communications, Inc. *(a)	14,092	117,668
General Communication, Inc., Class A *	17,621	148,898
Hawaiian Telcom Holdco, Inc. *	3,848	74,151
IDT Corp., Class B	8,427	85,197
Iridium Communications, Inc. *	31,280	191,121
Leap Wireless International, Inc. *	28,632	153,181
Lumos Networks Corp.	7,901	90,229
Neutral Tandem, Inc.	17,567	60,255
NII Holdings, Inc. *(a)	92,360	445,175
NTELOS Holdings Corp.	7,901	98,605
Premiere Global Services, Inc. *	24,028	256,379
Shenandoah Telecommunications Co.	12,013	173,107
tw telecom, Inc. *	81,576	2,065,504
USA Mobility, Inc.	12,105	140,660

94 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vonage Holdings Corp. *	102,580	270,811

		6,907,553

Transportation 2.6%
Air Transport Services Group, Inc. *	30,622	169,033
Alaska Air Group, Inc. *	39,073	2,014,213
Allegiant Travel Co.	8,160	655,166
AMERCO	3,840	578,726
Arkansas Best Corp.	14,144	163,222
Atlas Air Worldwide Holdings, Inc. *	15,180	716,344
Avis Budget Group, Inc. *	57,264	1,338,260
Celadon Group, Inc.	11,144	222,100
Con-way, Inc.	30,506	1,072,286
Forward Air Corp.	15,667	590,959
Genco Shipping & Trading Ltd. *(a)	17,653	45,368
Genesee & Wyoming, Inc., Class A *	23,478	2,101,751
Hawaiian Holdings, Inc. *	28,103	159,063
Heartland Express, Inc.	24,688	335,016
Hub Group, Inc., Class A *	18,928	714,153
JetBlue Airways Corp. *	122,896	744,750
Kirby Corp. *	30,072	2,284,871
Knight Transportation, Inc.	30,900	483,894
Landstar System, Inc.	25,168	1,416,707
Marten Transport Ltd.	8,468	175,288
Matson, Inc.	23,054	592,718
Old Dominion Freight Line, Inc. *	37,856	1,360,923
Pacer International, Inc. *	19,053	79,070
Patriot Transportation Holding, Inc. *	3,360	91,325
Republic Airways Holdings, Inc. *	22,288	209,730
Roadrunner Transportation Systems, Inc. *	10,120	230,534
Ryder System, Inc.	27,672	1,555,166
SkyWest, Inc.	27,799	389,186
Spirit Airlines, Inc. *	25,767	521,782
Swift Transportation Co. *	44,629	603,830
Universal Truckload Services, Inc.	3,042	55,486
US Airways Group, Inc. *	88,472	1,188,179
UTI Worldwide, Inc.	55,778	849,499
Werner Enterprises, Inc.	23,728	546,219
Wesco Aircraft Holdings, Inc. *	11,388	154,877
Zipcar, Inc. *	13,984	171,024

		24,580,718

Utilities 2.9%
ALLETE, Inc.	18,606	874,482
American States Water Co.	10,184	539,345
Avista Corp.	32,256	844,785
Black Hills Corp.	23,612	982,023
California Water Service Group	22,721	455,783
CH Energy Group, Inc.	7,860	511,922
Chesapeake Utilities Corp.	5,175	248,555
Cleco Corp.	34,040	1,507,972
Connecticut Water Service, Inc.	5,617	167,724
Dynegy, Inc. *(a)	48,300	945,231
El Paso Electric Co.	21,653	722,128
Genie Energy Ltd., Class B	9,396	65,960
Great Plains Energy, Inc.	82,800	1,807,524
Hawaiian Electric Industries, Inc.	52,464	1,416,003
IDACORP, Inc.	27,269	1,273,190
MGE Energy, Inc.	12,584	675,509
Middlesex Water Co.	8,345	162,394
New Jersey Resources Corp.	22,288	993,153
Northwest Natural Gas Co.	14,526	661,659
NorthWestern Corp.	19,888	775,234
Ormat Technologies, Inc.	9,795	200,210
Piedmont Natural Gas Co., Inc.	38,816	1,251,428
PNM Resources, Inc.	43,240	971,170
Portland General Electric Co.	41,104	1,220,378
SJW Corp.	7,244	192,038
South Jersey Industries, Inc.	16,761	924,202
Southwest Gas Corp.	26,187	1,186,271
The Empire District Electric Co. (a)	22,821	488,598
The Laclede Group, Inc.	11,524	469,718
UIL Holdings Corp.	27,277	1,068,167
Unitil Corp.	7,218	197,629
UNS Energy Corp.	22,116	1,039,894
Vectren Corp.	44,200	1,458,600
WGL Holdings, Inc.	28,953	1,220,948

		27,519,827

Total Common Stock
(Cost $855,948,348)		943,134,409

Other Investment Companies 0.2% of net assets

Equity Fund 0.2%
iShares Russell 2000 Index Fund	15,100	1,365,946

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	271,847	271,847

Total Other Investment Companies
(Cost $1,668,498)		1,637,793

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc. *(b)(c)	5,521	—

Total Rights
(Cost $—)		—

End of Investments

Collateral Invested for Securities on Loan 2.9% of net assets

State Street Institutional U.S. Government Money Market Fund	27,566,166	27,566,166

Total Collateral Invested for Securities on Loan
(Cost $27,566,166)		27,566,166

End of Collateral Invested for Securities on Loan

See financial notes 95

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

At 02/28/13, the tax basis cost of the fund’s investments was $860,071,787 and the unrealized appreciation and depreciation were $131,415,119 and ($46,714,704), respectively, with a net unrealized appreciation of $84,700,415.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$943,134,409	$—	$—	$943,134,409
Other Investment Companies[1]	1,637,793	—	—	1,637,793
Rights[1]	—	—	—	—

Total	$944,772,202	$—	$—	$944,772,202

Other Financial Instruments
Collateral Invested for Securities on Loan	$27,566,166	$—	$—	$27,566,166

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	February 28,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Rights	$47,346	$—	($47,346)	$—	$—	$—	$—	$—

Total	$47,346	$—	($47,346)	$—	$—	$—	$—	$—

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 Investments held by the fund at February 28, 2013 was $0.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

96 See financial notes

 Schwab U.S. Small-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $857,616,846) including securities on loan of $26,794,233		$944,772,202
Collateral invested for securities on loan		27,566,166
Receivables:
Investments sold		139,874
Fund shares sold		6,166,701
Dividends		746,479
Income from securities on loan		83,692
Interest	+	6

Total assets		979,475,120

Liabilities

Collateral held for securities on loan		27,566,166
Payables:
Investments bought		6,337,352
Investment adviser fees	+	7,681

Total liabilities		33,911,199

Net Assets

Total assets		979,475,120
Total liabilities	—	33,911,199

Net assets		$945,563,921

Net Assets by Source
Capital received from investors		839,276,489
Net investment income not yet distributed		1,322,527
Net realized capital gains		16,947,735
Net unrealized capital gains		88,017,170

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$945,563,921		23,000,000		$41.11

See financial notes 97

 Schwab U.S. Small-Cap ETF

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $224)		$8,753,228
Interest		185
Securities on loan	+	510,251

Total investment income		9,263,664

Expenses

Investment adviser fees		379,163

Total expenses	−	379,163

Net investment income		8,884,501

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(2,146,260)
Net realized gains on in-kind redemptions	+	24,387,502

Net realized gains		22,241,242
Net unrealized gains on investments	+	65,615,873

Net realized and unrealized gains		87,857,115

Net increase in net assets resulting from operations		$96,741,616

98 See financial notes

 Schwab U.S. Small-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$8,884,501	$8,107,960
Net realized gains		22,241,242	29,193,207
Net unrealized gains	+	65,615,873	34,591,730

Net increase in net assets resulting from operations		96,741,616	71,892,897

Distributions to Shareholders

Distributions from net investment income		($9,083,170)	($7,088,515)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,800,000	$304,555,128	7,400,000	$254,626,339
Shares redeemed	+	(2,350,000)	(88,165,853)	(4,150,001)	(140,437,449)

Net transactions in fund shares		5,450,000	$216,389,275	3,249,999	$114,188,890

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,550,000	$641,516,200	14,300,001	$462,522,928
Total increase	+	5,450,000	304,047,721	3,249,999	178,993,272

End of period		23,000,000	$945,563,921	17,550,000	$641,516,200

Net investment income not yet distributed			$1,322,527		$1,521,196

See financial notes 99

Schwab U.S. Dividend Equity ETF™

Financial Statements

Financial Highlights

	9/1/12–		10/19/11[1]–
	2/28/13*		8/31/12

Per-Share Data ($)

Net asset value at beginning of period	28.58		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.46		0.62
Net realized and unrealized gains (losses)	2.01		3.43

Total from investment operations	2.47		4.05
Less distributions:
Distributions from net investment income	(0.47)		(0.47)

Net asset value at end of period	30.58		28.58

Total return (%)	8.74	[2]	16.31	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[3,4]	0.17	[3]
Gross operating expenses	0.08	[3,4]	0.17	[3]
Net investment income (loss)	3.36	[3]	3.19	[3]
Portfolio turnover rate[5]	3	[2]	17	[2]
Net assets, end of period ($ x 1,000)	686,472		504,464

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

100 See financial notes

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Common Stock	629,307,825	682,523,844
0.2%	Other Investment Companies	1,120,371	1,124,200

99.6%	Total Investments	630,428,196	683,648,044
0.4%	Other Assets and Liabilities, Net		2,824,078

100.0%	Net Assets		686,472,122

	Number	Value
Security	of Shares	($)

Common Stock 99.4% of net assets

Banks 0.0%
First Financial Bancorp	13,728	210,450

Capital Goods 14.8%
3M Co.	150,870	15,690,480
Eaton Corp. plc	109,258	6,770,718
Emerson Electric Co.	171,629	9,731,364
General Dynamics Corp.	78,640	5,345,161
Honeywell International, Inc.	185,554	13,007,335
Illinois Tool Works, Inc.	100,902	6,205,473
Lockheed Martin Corp.	63,537	5,591,256
Northrop Grumman Corp.	58,093	3,815,548
Raytheon Co.	78,005	4,256,733
The Boeing Co.	160,844	12,368,904
United Technologies Corp.	199,756	18,087,906
Watsco, Inc.	6,984	543,844

		101,414,722

Commercial & Professional Services 0.6%
Waste Management, Inc.	103,275	3,854,223

Consumer Durables & Apparel 1.1%
Hasbro, Inc.	27,838	1,114,077
Leggett & Platt, Inc.	33,368	1,020,394
Mattel, Inc.	81,132	3,306,129
Polaris Industries, Inc.	15,271	1,334,227
Tupperware Brands Corp.	13,041	1,020,197

		7,795,024

Consumer Services 3.8%
Darden Restaurants, Inc.	30,532	1,412,716
H&R Block, Inc.	64,042	1,592,084
McDonald’s Corp.	237,839	22,808,760
Strayer Education, Inc.	2,797	137,305

		25,950,865

Diversified Financials 1.4%
Eaton Vance Corp.	27,519	1,050,951
Federated Investors, Inc., Class B	22,127	513,789
T. Rowe Price Group, Inc.	60,422	4,301,442
The McGraw-Hill Cos., Inc.	65,660	3,056,473
Waddell & Reed Financial, Inc., Class A	20,220	829,424

		9,752,079

Energy 11.2%
Chevron Corp.	266,531	31,224,107
ConocoPhillips	287,473	16,659,060
Exxon Mobil Corp.	324,577	29,065,870
RPC, Inc.	15,497	250,742

		77,199,779

Food & Staples Retailing 6.0%
Sysco Corp.	139,203	4,476,768
Wal-Mart Stores, Inc.	396,186	28,042,045
Walgreen Co.	203,507	8,331,577

		40,850,390

Food, Beverage & Tobacco 15.2%
Altria Group, Inc.	479,761	16,095,982
Campbell Soup Co.	42,471	1,748,106
ConAgra Foods, Inc.	96,422	3,288,955
Flowers Foods, Inc.	27,179	765,904
General Mills, Inc.	152,797	7,066,861
H.J. Heinz Co.	75,898	5,497,292
Kellogg Co.	58,670	3,549,535
McCormick & Co., Inc. Non Voting Shares	31,331	2,107,636
PepsiCo, Inc.	366,414	27,763,189
Reynolds American, Inc.	76,563	3,344,272
The Coca-Cola Co.	764,757	29,611,391
The Hershey Co.	35,309	2,942,652
Universal Corp.	5,482	305,841

		104,087,616

Health Care Equipment & Services 5.4%
Abbott Laboratories	374,416	12,651,517
Baxter International, Inc.	130,064	8,792,326
Becton, Dickinson & Co.	46,534	4,097,784
Medtronic, Inc.	239,584	10,771,697
Meridian Bioscience, Inc.	9,734	206,361
Owens & Minor, Inc.	14,908	453,948

		36,973,633

Household & Personal Products 7.9%
Avon Products, Inc.	102,556	2,004,970
Colgate-Palmolive Co.	105,259	12,044,787
Kimberly-Clark Corp.	92,566	8,727,123

See financial notes 101

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Procter & Gamble Co.	410,044	31,237,152

		54,014,032

Insurance 1.8%
Aflac, Inc.	110,689	5,528,916
Arthur J. Gallagher & Co.	29,284	1,126,848
Erie Indemnity Co., Class A	5,846	427,927
Mercury General Corp.	8,582	333,582
The Chubb Corp.	61,856	5,197,760

		12,615,033

Materials 4.1%
Air Products & Chemicals, Inc.	50,456	4,356,371
E.I. du Pont de Nemours & Co.	220,912	10,581,685
Greif, Inc., Class A	7,089	360,617
International Paper Co.	103,983	4,576,292
PPG Industries, Inc.	36,374	4,898,123
RPM International, Inc.	31,139	946,937
Sonoco Products Co.	23,803	756,221
Southern Copper Corp.	40,630	1,535,408

		28,011,654

Media 0.1%
Meredith Corp.	8,334	350,195

Pharmaceuticals, Biotechnology & Life Sciences 10.6%
AbbVie, Inc.	374,416	13,823,439
Bristol-Myers Squibb Co.	390,993	14,455,011
Eli Lilly & Co.	241,925	13,223,620
Johnson & Johnson	406,473	30,936,660

		72,438,730

Retailing 3.9%
Genuine Parts Co.	36,675	2,605,025
RadioShack Corp.	24,695	74,085
The Cato Corp., Class A	6,292	161,453
The Home Depot, Inc.	354,061	24,253,178

		27,093,741

Semiconductors & Semiconductor Equipment 4.4%
Intel Corp.	1,178,721	24,576,333
Linear Technology Corp.	54,581	2,087,178
Maxim Integrated Products, Inc.	69,019	2,152,012
Microchip Technology, Inc.	46,247	1,686,628

		30,502,151

Software & Services 1.7%
Automatic Data Processing, Inc.	115,042	7,058,977
CA, Inc.	79,169	1,938,849
Paychex, Inc.	76,436	2,530,032

		11,527,858

Technology Hardware & Equipment 0.3%
Harris Corp.	26,954	1,295,679
Molex, Inc.	32,496	900,464

		2,196,143

Telecommunication Services 0.7%
CenturyLink, Inc.	147,941	5,129,114

Transportation 1.6%
CSX Corp.	244,194	5,601,810
Norfolk Southern Corp.	74,779	5,462,606

		11,064,416

Utilities 2.8%
CenterPoint Energy, Inc.	101,185	2,168,395
Entergy Corp.	41,812	2,603,215
Exelon Corp.	202,199	6,266,147
New Jersey Resources Corp.	10,207	454,824
PPL Corp.	137,403	4,234,761
Questar Corp.	41,943	986,080
WGL Holdings, Inc.	12,572	530,161
Wisconsin Energy Corp.	54,441	2,248,413

		19,491,996

Total Common Stock
(Cost $629,307,825)		682,523,844

Other Investment Companies 0.2% of net assets

Equity Fund 0.2%
Vanguard Dividend Appreciation ETF	15,500	990,450

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	133,750	133,750

Total Other Investment Companies
(Cost $1,120,371)		1,124,200

End of Investments

At 02/28/13, the tax basis cost of the fund’s investments was $630,511,094 and the unrealized appreciation and depreciation were $60,838,629 and ($7,701,679), respectively, with a net unrealized appreciation of $53,136,950.

102 See financial notes

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Common Stock[1]	$682,523,844	$—	$—	$682,523,844
Other Investment Companies[1]	1,124,200	—	—	1,124,200

Total	$683,648,044	$—	$—	$683,648,044

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

See financial notes 103

 Schwab U.S. Dividend Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $630,428,196)		$683,648,044
Receivables:
Fund shares sold		3,060,227
Dividends		2,806,583
Interest	+	3

Total assets		689,514,857

Liabilities

Payables:
Investments bought		3,038,790
Investment adviser fees	+	3,945

Total liabilities		3,042,735

Net Assets

Total assets		689,514,857
Total liabilities	—	3,042,735

Net assets		$686,472,122

Net Assets by Source
Capital received from investors		621,937,695
Net investment income not yet distributed		3,308,594
Net realized capital gains		8,005,985
Net unrealized capital gains		53,219,848

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$686,472,122		22,450,001		$30.58

104 See financial notes

 Schwab U.S. Dividend Equity ETF

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Dividends		$9,673,154
Interest	+	176

Total investment income		9,673,330

Expenses

Investment adviser fees		223,453

Total expenses	−	223,453

Net investment income		9,449,877

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(265,749)
Net realized gains on in-kind redemptions	+	8,662,317

Net realized gains		8,396,568
Net unrealized gains on investments	+	30,844,599

Net realized and unrealized gains		39,241,167

Net increase in net assets resulting from operations		$48,691,044

See financial notes 105

 Schwab U.S. Dividend Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			10/19/11*-8/31/12
Net investment income		$9,449,877	$7,857,247
Net realized gains		8,396,568	5,045,819
Net unrealized gains	+	30,844,599	22,375,249

Net increase in net assets resulting from operations		48,691,044	35,278,315

Distributions to Shareholders

Distributions from net investment income		($8,889,165)	($5,109,365)

Transactions in Fund Shares

		9/1/12-2/28/13		10/19/11*-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,750,000	$226,959,274	19,900,001	$536,746,165
Shares redeemed	+	(2,950,000)	(84,752,827)	(2,250,000)	(62,451,319)

Net transactions in fund shares		4,800,000	$142,206,447	17,650,001	$474,294,846

Shares Outstanding and Net Assets

		9/1/12-2/28/13		10/19/11*-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,650,001	$504,463,796	—	$—
Total increase	+	4,800,000	182,008,326	17,650,001	504,463,796

End of period		22,450,001	$686,472,122	17,650,001	$504,463,796

Net investment income not yet distributed			$3,308,594		$2,747,882

*	Commencement of operations.

106 See financial notes

 Schwab U.S. Equity ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. REIT ETF
Schwab U.S. Broad Market ETF	Schwab International Equity ETF
Schwab U.S. Large-Cap ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. TIPS ETF
Schwab U.S. Mid-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Small-Cap ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Dividend Equity ETF	Schwab U.S. Aggregate Bond ETF

The funds issue and redeem shares at their net assets value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board’’), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 107

 Schwab U.S. Equity ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of February 28, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign government, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market

108

 Schwab U.S. Equity ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

daily. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisor Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income every quarter and distribute net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(j) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative

 109

 Schwab U.S. Equity ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

The funds are not actively managed. Therefore, a fund follows the securities included in an index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance is normally below that of the index.

Certain funds primarily invest in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, a fund’s ability to generate income may be affected.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

Certain funds invest in mid-cap stocks. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of midsized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s mid-cap holdings could reduce performance.

Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because these funds utilize a sampling approach, they may not track the return of their respective index as well as they would if the funds purchased all of the securities in the indexes.

110

 Schwab U.S. Equity ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate a fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of these and other principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Effective September 20, 2012, the rate is:

Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
ETF	ETF	ETF	ETF	ETF	ETF	ETF

0.04%	0.04%	0.07%	0.07%	0.07%	0.10%	0.07%

 111

 Schwab U.S. Equity ETFs

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Prior to September 20, 2012, the rate was:

Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
ETF	ETF	ETF	ETF	ETF	ETF	ETF

0.06%	0.08%	0.13%	0.13%	0.13%	0.13%	0.17%

Subsequent to the reporting period ended February 28, 2013, and effective March 11, 2013, the management fee of the Schwab U.S. Small-Cap ETF has been reduced to 0.08%.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:

	Balance
	of Shares			Balance		Realized	Dividends
	Held at			of Shares	Market	Gain (Loss)	Received
	Beginning	Gross	Gross	Held at	Value at	During	During
Fund	of Period	Additions	Sales	2/28/13	2/28/13	Period	Period

Schwab U.S. Broad Market ETF	72,622	36,122	(600)	108,144	$1,756,259	$647	$11,400
Schwab U.S. Large-Cap ETF	65,968	27,192	(1,716)	91,444	1,485,051	4,707	9,738
Schwab U.S. Large-Cap Growth ETF	72,675	21,980	(1,650)	93,005	1,510,401	2,475	10,328

Certain Schwab Funds may own shares of other Schwab Funds. As of February 28, 2013, outstanding shares of Schwab U.S. Large-Cap ETF and Schwab U.S. Small-Cap ETF were owned by other Schwab funds. The percentages of the outstanding shares of these funds owned by other Schwab Funds are less than 1%.

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2013, the funds had no direct security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to Trustees and Officers Table at the end of this report.

112

 Schwab U.S. Equity ETFs

Financial Notes, unaudited (continued)

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2013, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab U.S. Broad Market ETF	$40,102,836	$32,705,524
Schwab U.S. Large-Cap ETF	29,906,908	26,999,621
Schwab U.S. Large-Cap Growth ETF	22,601,935	21,747,051
Schwab U.S. Large-Cap Value ETF	15,207,879	14,186,156
Schwab U.S. Mid-Cap ETF	27,800,735	25,311,497
Schwab U.S. Small-Cap ETF	68,282,830	64,716,722
Schwab U.S. Dividend Equity ETF	15,584,854	15,707,417

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the applicable fund, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended February 28, 2013 were as follows:

	In-kind Purchases of Securities	In-kind Sales of Securities

Schwab U.S. Broad Market ETF	$466,385,851	$8,123,204
Schwab U.S. Large-Cap ETF	293,881,837	22,341,928
Schwab U.S. Large-Cap Growth ETF	109,404,055	10,165,088
Schwab U.S. Large-Cap Value ETF	109,919,872	47,954,768
Schwab U.S. Mid-Cap ETF	214,204,140	13,420,095
Schwab U.S. Small-Cap ETF	298,312,576	83,395,013
Schwab U.S. Dividend Equity ETF	211,505,570	69,913,467

For the period ended February 28, 2013, certain funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2013 are disclosed in the funds’ Statements of Operations.

 113

 Schwab U.S. Equity ETFs

Financial Notes, unaudited (continued)

10. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2012, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
Expiration Date	ETF	ETF	ETF	ETF	ETF	ETF	ETF

August 31, 2019	$—	$721,062	$691,441	$295,384	$218,695	$927,631	$—
No expiration*	1,084,809	1,748,175	2,600,479	1,253,997	982,935	2,820,210	—

Total	$1,084,809	$2,469,237	$3,291,920	$1,549,381	$1,201,630	$3,747,841	$—

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2012, the funds had capital losses deferred as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
	ETF	ETF	ETF	ETF	ETF	ETF	ETF

Deferred capital losses	$1,853,313	$58,588	$219,862	$261,308	$744,851	$—	$341,141

As of August 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2012, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

114

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present). Consulting Managing Director, PIMCO (investment adviser) (March 2003 – December 2008).	17	Director, PS Business Parks, Inc. (2005 – 2012).
Trustee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (2006 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012); CEO, Kochis Fitz (wealth management) (June 1991 – December 2007).	17	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	17	None

 115

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

116

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 117

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

dividend yield A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

SEC yield A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for

118

fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

 119

Notes

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each a solid investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54789-03
00093919

Semiannual report dated February 28, 2013, enclosed.

Schwab International Equity ETFs

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

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Schwab International Equity ETFs

Semiannual Report
February 28, 2013

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the 6 Months Ended February 28, 2013

Schwab International Equity ETFtm (Ticker Symbol: SCHF)

NAV Return[1]	13.59%	*
Market Price Return[1]	12.71%
FTSE Developed ex-US Index (Net)	13.67%
ETF Category: Morningstar Foreign Large Blend[2]	13.49%

Performance Details	pages 6-7

Schwab International Small-Cap Equity ETFtm (Ticker Symbol: SCHC)

NAV Return[1]	14.88%
Market Price Return[1]	15.28%
FTSE Developed Small Cap ex-US Liquid Index (Net)	14.95%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	13.61%

Performance Details	pages 8-9

Schwab Emerging Markets Equity ETFtm (Ticker Symbol: SCHE)

NAV Return[1]	11.60%
Market Price Return[1]	11.06%
FTSE Emerging Index (Net)	11.75%
ETF Category: Morningstar Diversified Emerging Markets[2]	11.03%

Performance Details	pages 10-11

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab International Equity ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab International Equity ETFs. These funds are part of our line-up of core investment solutions and are available at some of the lowest operating expense ratios in the industry. The funds are designed to track market-leading international stock indices, while also providing the full benefits of an ETF, including transparency, trading flexibility, and potential tax efficiency.

For the six months ended February 28, 2013, the funds generated returns that reflected both a strong rally by international stocks and a mixed performance by overseas currencies versus the U.S. dollar. In an effort to stimulate faster economic growth, many central banks adopted policies aimed at keeping interest rates low. In addition to the low interest rate backdrop, international equities benefitted from progress by European leaders concerning the euro zone’s sovereign debt crisis. In this environment, investors began shifting into stocks, enhancing their returns as the increased demand helped to push up prices.

Stocks in developed international markets outperformed emerging market stocks overall, but both generated solid returns. Select European markets were some of the better performers among developed economies, rebounding from depressed levels during the height of the region’s sovereign debt crisis. Among emerging markets, economic growth in China seemed to reaccelerate heading into 2013. This helped Chinese stocks outperform the returns produced by

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.95%	S&P 500® Index: measures U.S. large-cap stocks

13.02%	Russell 2000® Index: measures U.S. small-cap stocks

14.54%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.15%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.04%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab International Equity ETFs 3

From the President continued

For the six months ended February 28, 2013, the funds generated returns that reflected both a strong rally by international stocks and a mixed performance by overseas currencies versus the U.S. dollar.

stock markets in other major emerging market economies, such as Brazil, Russia, and India. Reflecting the solid performance of overseas equities, the FTSE Developed ex-U.S. Index (Net) returned 13.7% for the six months, while the FTSE Emerging Index (Net) returned 11.8%.

For more information about the Schwab International Equity ETFs, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these ETFs by visiting www.schwabetfs.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab International Equity ETFs

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management & supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Schwab International Equity ETFs 5

Schwab International Equity ETF™

Performance and Fund Facts as of 02/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months		1 Year	3 Years	Since Inception**

Fund: Schwab International Equity ETFtm (11/3/09)
NAV Return[2]	13.59%	*	8.88%	6.81%	5.90%
Market Price Return[2]	12.71%		8.56%	6.57%	5.84%
FTSE Developed ex-US Index (Net)	13.67%		8.80%	7.01%	6.06%
ETF Category: Morningstar Foreign Large Blend[3]	13.49%		8.35%	6.87%	6.32%

Fund Expense Ratio4: 0.09%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
**	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

6 Schwab International Equity ETFs

 Schwab International Equity ETFtm

Performance and Fund Facts as of 02/28/13 continued

 Statistics

Number of Holdings	1,084
Weighted Average Market Cap ($ x 1,000,000)	$51,872
Price/Earnings Ratio (P/E)	20.2
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate[1,2]	4%

 Sector Weightings % of Investments

Financials	25.9%
Industrials	12.2%
Consumer Staples	10.9%
Consumer Discretionary	10.6%
Materials	9.9%
Health Care	8.5%
Energy	8.4%
Information Technology	5.8%
Telecommunication Services	4.2%
Utilities	3.3%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets3

Nestle S.A. – Reg’d	1.6%
Samsung Electronics Co., Ltd. GDR – Reg’d	1.5%
HSBC Holding plc	1.4%
Novartis AG – Reg’d	1.2%
Roche Holding AG	1.1%
Toyota Motor Corp.	0.9%
BP plc	0.9%
Royal Dutch Shell plc, A Shares	0.8%
Vodafone Group plc	0.8%
Sanofi	0.8%
Total	11.0%

 Country Weightings % of Investments

United Kingdom	18.2%
Japan	16.4%
France	8.5%
Canada	8.2%
Australia	8.1%
Switzerland	7.7%
Germany	7.1%
Republic of Korea	5.0%
Hong Kong	4.4%
Sweden	2.9%
Other Countries	13.5%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab International Equity ETFs 7

Schwab International Small-Cap Equity ETF™

Performance and Fund Facts as of 02/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab International Small-Cap Equity ETFtm (1/14/10)
NAV Return[2]	14.88%	7.83%	9.36%	6.45%
Market Price Return[2]	15.28%	8.13%	9.26%	6.62%
FTSE Developed Small Cap ex-US Liquid Index (Net)	14.95%	7.48%	9.61%	6.65%
ETF Category: Morningstar Foreign Small/Mid Blend[3]	13.61%	5.48%	9.47%	6.27%

Fund Expense Ratio4: 0.20%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

8 Schwab International Equity ETFs

 Schwab International Small-Cap Equity ETFtm

Performance and Fund Facts as of 02/28/13 continued

 Statistics

Number of Holdings	1074
Weighted Average Market Cap ($ x 1,000,000)	$2,206
Price/Earnings Ratio (P/E)	30.4
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate[1,2]	8%

 Sector Weightings % of Investments

Industrials	20.1%
Financials	19.2%
Consumer Discretionary	16.5%
Materials	12.1%
Energy	8.4%
Information Technology	7.5%
Consumer Staples	6.2%
Health Care	5.9%
Utilities	2.4%
Telecommunication Services	1.1%
Other	0.6%
Total	100.0%

 Top Equity Holdings % of Net Assets3

Catamaran Corp.	0.6%
Pembina Pipeline Corp.	0.5%
Metro, Inc.	0.5%
Aberdeen Asset Management plc	0.4%
iShares MSCI EAFE Small Cap Index Fund	0.4%
Franco-Nevada Corp.	0.4%
Onex Corp.	0.4%
Tourmaline Oil Corp.	0.4%
The Governor & Co. of the Bank of Ireland	0.3%
Vermilion Energy, Inc.	0.3%
Total	4.2%

 Country Weightings % of Investments

United Kingdom	19.8%
Canada	19.2%
Japan	13.5%
Australia	6.8%
Germany	4.8%
Hong Kong	4.7%
Republic of Korea	4.1%
Switzerland	3.2%
France	2.9%
Sweden	2.8%
Other Countries	18.2%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab International Equity ETFs 9

Schwab Emerging Markets Equity ETF™

Performance and Fund Facts as of 02/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab Emerging Markets Equity ETFtm (1/14/10)
NAV Return[2]	11.60%	-1.07%	5.69%	2.90%
Market Price Return[2]	11.06%	-0.58%	5.39%	2.99%
FTSE Emerging Index (Net)	11.75%	-0.87%	6.15%	3.34%
ETF Category: Morningstar Diversified Emerging Markets[3]	11.03%	0.03%	4.64%	2.80%

Fund Expense Ratio4: 0.15%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

10 Schwab International Equity ETFs

 Schwab Emerging Markets Equity ETFtm

Performance and Fund Facts as of 02/28/13 continued

 Statistics

Number of Holdings	620
Weighted Average Market Cap ($ x 1,000,000)	$31,422
Price/Earnings Ratio (P/E)	15.4
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate[1,2]	3%

 Sector Weightings % of Investments

Financials	29.4%
Energy	13.9%
Materials	11.7%
Consumer Staples	9.6%
Telecommunication Services	8.9%
Information Technology	8.8%
Consumer Discretionary	6.2%
Industrials	6.1%
Utilities	3.6%
Health Care	1.5%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets3

Taiwan Semiconductor Manufacturing Co, Ltd. ADR	2.6%
China Mobile Ltd.	1.9%
China Construction Bank Corp., H Shares	1.7%
Petroleo Brasileiro S.A. ADR, Pfd.	1.3%
Industrial & Commercial Bank of China Ltd., H Shares	1.3%
Companhia de Bebidas das Americas ADR	1.2%
LUKOIL OAO ADR	1.2%
Gazprom OAO ADR	1.1%
Itau Unibanco Holding S.A. ADR	1.1%
Bank of China Ltd., H Shares	1.1%
Total	14.5%

 Country Weightings % of Investments

China	18.2%
Brazil	15.5%
Taiwan	12.9%
South Africa	9.8%
India	8.5%
Russia	6.8%
Mexico	6.2%
Malaysia	4.6%
Indonesia	3.6%
Thailand	2.9%
Other Countries	11.0%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab International Equity ETFs 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2012 and held through February 28, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or selling shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/12	at 2/28/13	9/1/12–2/28/13

Schwab International Equity ETFtm
Actual Return	0.09%	$1,000	$1,135.50	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab International Small-Cap Equity ETFtm
Actual Return	0.21%	$1,000	$1,148.80	$1.12
Hypothetical 5% Return	0.21%	$1,000	$1,023.75	$1.05

Schwab Emerging Markets Equity ETFtm
Actual Return	0.16%	$1,000	$1,116.00	$0.84
Hypothetical 5% Return	0.16%	$1,000	$1,024.00	$0.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

12 Schwab International Equity ETFs

Schwab International Equity ETF™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	10/30/09[1]–
	2/28/13*		8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	24.96		25.99	23.82	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.76	0.68	0.38
Net realized and unrealized gains (losses)	3.18		(1.04)	1.96 [2]	(1.52)

Total from investment operations	3.35		(0.28)	2.64	(1.14)
Less distributions:
Distributions from net investment income	(0.72)		(0.75)	(0.47)	(0.04)

Net asset value at end of period	27.59		24.96	25.99	23.82

Total return (%)	13.55	[3]	(0.75)	11.04	(4.57)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[4,5]	0.13	0.13	0.14	[4,6]
Gross operating expenses	0.09	[4,5]	0.13	0.13	0.14	[4]
Net investment income (loss)	1.95	[4]	3.40	3.10	2.94	[4]
Portfolio turnover rate[7]	4	[3]	8	6	6	[3]
Net assets, end of period ($ x 1,000)	1,156,140		768,666	634,208	285,869

* Unaudited.

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
6 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
7 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 13

 Schwab International Equity ETF

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	1,059,954,709	1,143,430,535
0.3%	Other Investment Companies	3,899,632	3,917,169
0.5%	Preferred Stock	4,119,587	5,468,197

99.7%	Total Investments	1,067,973,928	1,152,815,901
0.3%	Collateral Invested for Securities on Loan	3,009,954	3,009,954
—%	Other Assets and Liabilities, Net		314,519

100.0%	Net Assets		1,156,140,374

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 8.0%

Banks 2.5%
Australia & New Zealand Banking Group Ltd.	230,869	6,788,033
Bank of Queensland Ltd.	23,045	214,690
Bendigo & Adelaide Bank Ltd.	39,386	400,392
Commonwealth Bank of Australia	121,811	8,388,839
National Australia Bank Ltd.	191,064	5,907,173
Westpac Banking Corp.	245,636	7,737,727

		29,436,854

Capital Goods 0.0%
CSR Ltd.	98,884	201,452
GWA Group Ltd.	73,325	190,669
Leighton Holdings Ltd.	3,771	91,148

		483,269

Commercial & Professional Services 0.2%
ALS Ltd.	10,475	125,575
Brambles Ltd.	153,490	1,374,935
Downer EDI Ltd. *	58,241	329,126

		1,829,636

Consumer Services 0.1%
Crown Ltd.	56,984	700,632
Echo Entertainment Group Ltd.	135,756	522,565
Flight Centre Ltd.	1,676	55,764
Tatts Group Ltd.	113,549	370,824

		1,649,785

Diversified Financials 0.2%
ASX Ltd.	18,855	703,587
Challenger Ltd.	39,386	145,560
IOOF Holdings Ltd.	35,615	301,167
Macquarie Group Ltd.	29,330	1,132,603

		2,282,917

Energy 0.5%
Aquila Resources Ltd. *	20,950	56,621
Caltex Australia Ltd.	2,095	42,788
Energy Resources of Australia Ltd. *	81,705	109,576
New Hope Corp., Ltd.	33,520	141,382
Oil Search Ltd.	130,309	1,033,880
Origin Energy Ltd.	96,935	1,207,717
Paladin Energy Ltd. *	69,973	84,171
Santos Ltd.	75,420	1,035,402
Whitehaven Coal Ltd.	12,989	37,233
Woodside Petroleum Ltd.	51,118	1,962,452
WorleyParsons Ltd.	22,207	605,645

		6,316,867

Food & Staples Retailing 0.7%
Metcash Ltd.	87,571	365,775
Wesfarmers Ltd.	78,353	3,291,176
Wesfarmers Ltd., Price Protected Shares	18,017	764,357
Woolworths Ltd.	95,113	3,401,201

		7,822,509

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	50,280	745,860
Goodman Fielder Ltd. *	77,096	58,406
Treasury Wine Estates Ltd.	71,802	389,589

		1,193,855

Health Care Equipment & Services 0.1%
Ansell Ltd.	8,380	135,720
Cochlear Ltd.	4,190	303,869
Ramsay Health Care Ltd.	12,570	413,337
Sonic Healthcare Ltd.	39,805	547,278

		1,400,204

Insurance 0.4%
AMP Ltd.	238,875	1,340,125
Insurance Australia Group Ltd.	215,366	1,254,536
QBE Insurance Group Ltd.	80,867	1,107,698
Suncorp Group Ltd.	106,567	1,229,534

		4,931,893

Materials 1.7%
Adelaide Brighton Ltd.	47,347	177,406
Alumina Ltd. *	98,046	123,963
Amcor Ltd.	156,287	1,471,989
Atlas Iron Ltd.	51,537	77,295
BHP Billiton Ltd.	240,506	9,127,302
Boral Ltd.	49,861	263,904
DuluxGroup Ltd.	28,911	121,942
Fortescue Metals Group Ltd.	191,483	925,265
Gunns Ltd. *(b)(c)	346,320	—
Iluka Resources Ltd.	50,699	546,021
Incitec Pivot Ltd.	162,572	537,579
James Hardie Industries plc CDI	14,665	147,130
Lynas Corp., Ltd. *	137,013	86,966
Newcrest Mining Ltd.	57,822	1,341,365
Nufarm Ltd.	21,369	122,727

14 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Orica Ltd.	28,911	808,311
OZ Minerals Ltd.	22,834	148,673
Rio Tinto Ltd.	43,905	3,013,746
Sims Metal Management Ltd.	3,771	42,041

		19,083,625

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	46,509	2,856,815

Real Estate 0.7%
CFS Retail Property Trust Group	353,636	756,653
Commonwealth Property Office Fund	458,410	523,266
Dexus Property Group	516,627	576,498
Goodman Group	40,224	191,484
GPT Group	178,147	716,745
Lend Lease Group	59,120	644,582
Mirvac Group	271,093	455,152
Shopping Centres Australasia Property Group *	18,993	32,083
Stockland	245,115	943,521
Westfield Group	186,036	2,133,089
Westfield Retail Trust	215,366	701,129

		7,674,202

Retailing 0.0%
Harvey Norman Holdings Ltd.	56,565	144,192

Software & Services 0.1%
Computershare Ltd.	53,632	558,941

Telecommunication Services 0.1%
Telstra Corp., Ltd.	308,384	1,449,100

Transportation 0.2%
Asciano Ltd.	84,638	483,497
Aurizon Holdings Ltd.	93,856	387,223
Macquarie Atlas Roads Group *	77,934	130,448
Qantas Airways Ltd. *	62,012	104,432
Sydney Airport	23,650	76,751
Toll Holdings Ltd.	20,950	132,546
Transurban Group	186,874	1,178,484

		2,493,381

Utilities 0.1%
AGL Energy Ltd.	61,593	1,005,110
APA Group	29,749	187,301
Envestra Ltd.	129,052	138,723
SP Ausnet	96,370	117,404

		1,448,538

		93,056,583

Austria 0.3%

Banks 0.1%
Erste Group Bank AG *	22,626	729,889
Raiffeisen Bank International AG	4,609	174,531

		904,420

Capital Goods 0.0%
Andritz AG	4,066	287,153
Strabag SE	4,609	113,582

		400,735

Energy 0.1%
OMV AG	15,084	657,467

Insurance 0.0%
Vienna Insurance Group AG	3,771	191,235

Materials 0.1%
Voestalpine AG	15,503	524,127

Real Estate 0.0%
Immofinanz AG *	77,152	323,271

Telecommunication Services 0.0%
Telekom Austria AG	31,006	205,111

		3,206,366

Belgium 1.0%

Banks 0.0%
Dexia S.A. *	344,418	22,514
KBC GROEP N.V.	11,732	435,748

		458,262

Capital Goods 0.0%
NV Bekaert S.A.	8,380	228,260

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	7,542	603,336

Food & Staples Retailing 0.0%
Colruyt S.A.	8,380	413,519
Delhaize Group	2,095	101,394

		514,913

Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	64,769	6,076,333

Insurance 0.1%
Ageas	23,648	806,449

Materials 0.1%
Solvay S.A.	2,933	419,681
Umicore S.A.	9,218	461,439

		881,120

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	12,151	702,938

Telecommunication Services 0.1%
Belgacom S.A.	16,341	457,390
Telenet Group Holding N.V.	6,285	322,218

		779,608

		11,051,219

Canada 8.2%

Automobiles & Components 0.1%
Magna International, Inc.	15,050	802,969

Banks 2.3%
Bank of Montreal	47,260	2,951,768
Bank of Nova Scotia	88,100	5,264,319
Canadian Imperial Bank of Commerce	41,900	3,388,518
National Bank of Canada	5,690	434,810
Royal Bank of Canada	125,700	7,827,746
The Toronto-Dominion Bank	83,800	6,916,424

		26,783,585

Capital Goods 0.1%
Bombardier, Inc., B Shares	167,600	676,562

See financial notes 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Finning International, Inc.	21,100	536,300

		1,212,862

Consumer Services 0.0%
Tim Hortons, Inc.	5,360	259,801

Diversified Financials 0.1%
CI Financial Corp.	18,950	497,690
IGM Financial, Inc.	11,740	520,509

		1,018,199

Energy 2.0%
Cameco Corp.	6,120	130,966
Canadian Natural Resources Ltd.	90,580	2,777,182
Canadian Oil Sands Ltd.	41,900	860,375
Cenovus Energy, Inc.	57,650	1,872,412
Crescent Point Energy Corp.	33,069	1,262,544
Enbridge, Inc.	83,800	3,747,993
EnCana Corp.	64,390	1,161,845
Husky Energy, Inc.	41,900	1,292,397
Imperial Oil Ltd.	41,900	1,747,650
MEG Energy Corp. *	5,490	177,829
Pacific Rubiales Energy Corp.	16,140	396,416
Penn West Petroleum Ltd.	41,900	408,383
Suncor Energy, Inc.	116,835	3,551,475
Talisman Energy, Inc.	83,800	1,055,600
TransCanada Corp.	59,660	2,787,867

		23,230,934

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., B Shares	6,450	335,158
George Weston Ltd.	3,440	249,455
Loblaw Cos. Ltd.	2,150	86,728
Shoppers Drug Mart Corp.	20,870	873,127

		1,544,468

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	13,130	651,870

Insurance 0.6%
Great-West Lifeco, Inc.	41,900	1,116,736
Intact Financial Corp.	2,680	170,776
Manulife Financial Corp.	149,615	2,226,652
Power Corp. of Canada	41,900	1,123,257
Power Financial Corp.	41,900	1,215,774
Sun Life Financial, Inc.	41,900	1,174,203

		7,027,398

Materials 1.3%
Agnico-Eagle Mines Ltd.	16,370	658,590
Agrium, Inc.	11,180	1,161,337
Barrick Gold Corp.	83,800	2,548,928
Eldorado Gold Corp.	41,900	414,904
First Quantum Minerals Ltd.	42,858	800,839
Goldcorp, Inc.	64,773	2,120,771
IAMGOLD Corp.	13,030	88,088
Kinross Gold Corp.	83,800	639,881
Osisko Mining Corp. *	41,900	243,318
Potash Corp. of Saskatchewan, Inc.	71,500	2,877,944
Silver Wheaton Corp.	28,970	921,472
Teck Resources Ltd., Class B	45,962	1,427,525
Turquoise Hill Resources Ltd. *	44,580	285,766
Yamana Gold, Inc.	64,950	959,040

		15,148,403

Media 0.2%
Shaw Communications, Inc., B Shares	41,900	1,005,470
Thomson Reuters Corp.	41,900	1,284,246

		2,289,716

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	21,608	1,461,832

Real Estate 0.3%
Brookfield Asset Management, Inc., Class A	41,900	1,593,997
Brookfield Office Properties, Inc.	83,800	1,402,033

		2,996,030

Retailing 0.0%
Canadian Tire Corp. Ltd., Class A	4,930	330,025

Software & Services 0.1%
CGI Group, Inc., A Shares *	27,350	724,953

Technology Hardware & Equipment 0.1%
Research In Motion Ltd. *	44,304	602,471

Telecommunication Services 0.2%
BCE, Inc.	41,900	1,894,782
Rogers Communications, Inc., B Shares	11,740	559,336

		2,454,118

Transportation 0.4%
Canadian National Railway Co.	33,537	3,414,214
Canadian Pacific Railway Ltd.	14,100	1,720,582

		5,134,796

Utilities 0.1%
Canadian Utilities Ltd., Class A	7,640	577,877
Fortis, Inc.	12,170	398,465
TransAlta Corp.	22,207	332,657

		1,308,999

		94,983,429

Denmark 1.1%

Banks 0.1%
Danske Bank A/S *	91,478	1,705,087

Capital Goods 0.0%
FLSmidth & Co. A/S	5,866	401,147
Rockwool International A/S, B Shares	1,257	156,381

		557,528

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	11,313	1,164,428

Health Care Equipment & Services 0.1%
Coloplast A/S Class B	12,570	656,602
William Demant Holding A/S *	2,514	201,279

		857,881

Materials 0.1%
Novozymes A/S, B Shares	24,302	848,418

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, B Shares	38,400	6,716,465

Transportation 0.1%
AP Moller - Maersk A/S, B Shares	70	560,687

16 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DSV A/S	20,531	505,085

		1,065,772

		12,915,579

Finland 0.7%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	11,732	533,910

Capital Goods 0.2%
Kone Oyj, B Shares (a)	17,306	1,402,750
Wartsila Oyj Abp	20,112	930,787

		2,333,537

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	5,028	157,300

Insurance 0.2%
Sampo Oyj, A Shares	46,090	1,705,841

Materials 0.1%
Stora Enso Oyj, R Shares	64,526	434,444
UPM-Kymmene Oyj	49,861	583,739

		1,018,183

Technology Hardware & Equipment 0.1%
Nokia Oyj	313,705	1,138,500

Utilities 0.1%
Fortum Oyj	38,548	736,282

		7,623,553

France 8.5%

Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin, B Shares	13,101	1,172,213
Peugeot S.A. *	12,989	98,457
Renault S.A.	21,369	1,358,146
Valeo S.A.	6,704	379,326

		3,008,142

Banks 0.7%
BNP Paribas S.A.	89,473	5,042,102
Credit Agricole S.A. *	90,923	855,851
Natixis	28,492	118,936
Societe Generale *	64,194	2,468,206

		8,485,095

Capital Goods 1.2%
Alstom S.A.	24,302	1,073,867
Bouygues S.A.	23,045	651,968
Compagnie de Saint-Gobain	45,252	1,807,640
Eiffage S.A.	1,676	74,071
European Aeronautic Defence & Space Co., N.V.	29,749	1,523,803
Legrand S.A.	15,964	734,956
Rexel S.A.	8,799	204,300
Safran S.A.	17,179	787,861
Schneider Electric S.A.	44,420	3,421,631
Thales S.A.	6,285	221,728
Vallourec S.A.	10,056	536,780
Vinci S.A.	49,442	2,291,417
Wendel	2,933	323,475
Zodiac Aerospace	3,352	377,661

		14,031,158

Commercial & Professional Services 0.2%
Bureau Veritas S.A.	6,285	811,727
Edenred	25,140	870,970
Societe BIC S.A.	3,580	418,467

		2,101,164

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	5,866	981,238
Hermes International	3,352	1,118,347
LVMH Moet Hennessy Louis Vuitton S.A.	28,546	4,922,457

		7,022,042

Consumer Services 0.2%
Accor S.A.	25,140	908,109
Sodexo	15,922	1,476,661

		2,384,770

Diversified Financials 0.0%
Eurazeo	3,615	197,408

Energy 0.9%
Compagnie Generale De Geophysique-Veritas *	16,953	421,550
Technip S.A.	9,218	999,764
Total S.A.	167,834	8,402,605

		9,823,919

Food & Staples Retailing 0.2%
Carrefour S.A.	51,956	1,418,267
Casino Guichard Perrachon S.A.	5,447	548,328

		1,966,595

Food, Beverage & Tobacco 0.5%
Danone S.A.	50,699	3,525,505
Pernod-Ricard S.A.	20,531	2,667,747

		6,193,252

Health Care Equipment & Services 0.2%
bioMerieux	1,676	163,173
Essilor International S.A.	18,146	1,875,317

		2,038,490

Household & Personal Products 0.3%
L’Oreal S.A.	23,464	3,513,897

Insurance 0.3%
AXA S.A.	190,243	3,309,143
CNP Assurances	15,084	224,809
SCOR SE	14,665	415,367

		3,949,319

Materials 0.5%
Air Liquide S.A.	25,776	3,140,678
Arkema S.A.	4,190	426,282
Eramet	1,257	160,784
Imerys S.A.	3,352	226,211
Lafarge S.A.	18,855	1,272,931

		5,226,886

Media 0.4%
Eutelsat Communications	10,475	377,900
JC Decaux S.A.	4,609	125,332
Lagardere S.C.A.	10,894	389,384
Publicis Groupe	11,313	748,672

See financial notes 17

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SES	28,073	865,415
Societe Television Francaise 1	13,408	151,065
Vivendi	110,776	2,334,547

		4,992,315

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	100,141	9,502,127

Real Estate 0.2%
Fonciere Des Regions	3,352	277,702
Gecina S.A.	2,095	238,147
Klepierre	7,542	310,345
Unibail-Rodamco SE	7,961	1,840,102

		2,666,296

Retailing 0.2%
PPR	8,380	1,881,076

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	27,654	220,789

Software & Services 0.1%
AtoS	5,447	405,121
Cap Gemini S.A.	12,151	598,808
Dassault Systemes S.A.	4,190	476,240

		1,480,169

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	316,764	443,110
Gemalto N.V.	4,510	411,197

		854,307

Telecommunication Services 0.1%
France Telecom S.A.	157,963	1,532,120

Transportation 0.1%
Aeroports de Paris	3,352	283,531
Bollore	838	326,203
Groupe Eurotunnel S.A. - Reg’d	35,615	301,810

		911,544

Utilities 0.4%
Electricite de France S.A.	28,492	539,552
GDF Suez	143,298	2,712,693
Suez Environnement Co.	34,358	458,837
Veolia Environnement	43,995	554,347

		4,265,429

		98,248,309

Germany 6.6%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	24,721	2,284,954
Continental AG	7,123	837,265
Daimler AG - Reg’d	87,261	5,209,494
Volkswagen AG	2,095	432,335

		8,764,048

Banks 0.1%
Commerzbank AG *	390,508	721,380

Capital Goods 0.9%
Bilfinger SE	2,933	308,444
Brenntag AG	838	119,635
GEA Group AG	18,017	642,450
Hochtief AG *	5,447	367,023
MAN SE	12,151	1,397,934
Siemens AG - Reg’d	68,029	7,081,222

		9,916,708

Consumer Durables & Apparel 0.2%
Adidas AG	20,112	1,835,281
Puma SE	838	255,704

		2,090,985

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	73,744	3,383,000
Deutsche Boerse AG	18,855	1,170,509

		4,553,509

Food & Staples Retailing 0.0%
Metro AG	16,760	519,295

Food, Beverage & Tobacco 0.0%
Suedzucker AG	5,028	220,536

Health Care Equipment & Services 0.2%
Celesio AG	7,123	128,975
Fresenius Medical Care AG & Co. KGaA	19,693	1,352,419
Fresenius SE & Co. KGaA	11,732	1,443,903

		2,925,297

Household & Personal Products 0.1%
Beiersdorf AG	6,704	585,379
Henkel AG & Co. KGaA	12,151	900,238

		1,485,617

Insurance 0.7%
Allianz SE - Reg’d	33,939	4,645,555
Hannover Rueckversicherung AG - Reg’d	5,447	426,770
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	17,179	3,092,600

		8,164,925

Materials 1.1%
BASF SE	78,353	7,393,745
HeidelbergCement AG	17,598	1,215,216
K+S AG	16,768	789,289
Lanxess AG	6,704	568,990
Linde AG	10,475	1,902,165
Salzgitter AG	4,190	200,186
ThyssenKrupp AG *	33,520	757,032
Wacker Chemie AG	1,676	150,376

		12,976,999

Media 0.1%
Axel Springer AG	5,028	237,298
Kabel Deutschland Holding AG	6,285	545,835

		783,133

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg’d	72,487	7,188,941
Merck KGaA	5,447	769,083
QIAGEN N.V. *	19,693	419,139

		8,377,163

Retailing 0.0%
Fielmann AG	1,257	119,339

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	97,627	837,398

Software & Services 0.5%
SAP AG	71,025	5,557,344

18 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Software AG	2,933	115,935

		5,673,279

Telecommunication Services 0.2%
Deutsche Telekom AG - Reg’d	238,634	2,566,645

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	18,855	380,844
Deutsche Post AG - Reg’d	73,744	1,656,793
Fraport AG	3,771	224,414
Hamburger Hafen und Logistik AG	3,771	89,283

		2,351,334

Utilities 0.3%
E.ON SE	135,181	2,260,363
RWE AG	41,481	1,525,766

		3,786,129

		76,833,719

Greece 0.1%

Banks 0.0%
Alpha Bank AE *	38,141	50,861
Eurobank Ergasias S.A. *	37,009	18,627
National Bank of Greece S.A. ADR *	89,299	111,624

		181,112

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co. S.A. ADR *	13,408	361,882

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. *	38,631	317,672

Utilities 0.0%
Public Power Corp. S.A. *	14,592	144,030

		1,004,696

Hong Kong 4.4%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd.	210,000	115,631
Xinyi Glass Holdings Ltd.	306,000	205,582

		321,213

Banks 0.4%
BOC Hong Kong Holdings Ltd.	419,000	1,412,903
Dah Sing Banking Group Ltd.	348,960	434,240
Hang Seng Bank Ltd.	83,800	1,355,090
The Bank of East Asia Ltd.	251,400	1,027,664

		4,229,897

Capital Goods 0.3%
Hutchison Whampoa Ltd.	218,000	2,348,711
Jardine Matheson Holdings Ltd.	15,800	1,000,456
Jardine Strategic Holdings Ltd.	5,000	192,000
Johnson Electric Holdings Ltd.	433,000	308,773
Melco International Development Ltd.	81,000	129,101
Shun Tak Holdings Ltd.	178,000	98,929

		4,077,970

Consumer Durables & Apparel 0.1%
Hutchison Harbour Ring Ltd.	1,036,000	89,508
Prada S.p.A.	31,200	308,586
Techtronic Industries Co., Ltd.	209,500	417,658
Texwinca Holdings Ltd.	12,000	12,070
Yue Yuen Industrial Holdings Ltd.	40,000	135,141

		962,963

Consumer Services 0.2%
Cafe de Coral Holdings Ltd.	10,000	29,852
China Travel International Investment Hong Kong Ltd.	838,000	176,140
Galaxy Entertainment Group Ltd. *	153,000	642,198
Sands China Ltd.	167,600	798,574
SJM Holdings Ltd.	49,000	122,455
Wynn Macau Ltd. *	80,000	210,965

		1,980,184

Diversified Financials 0.2%
First Pacific Co., Ltd.	12,000	15,877
Hong Kong Exchanges & Clearing Ltd.	105,400	1,896,013

		1,911,890

Energy 0.0%
Brightoil Petroleum Holdings Ltd. *(a)	1,142,000	209,113
Mongolia Energy Corp., Ltd. *	478,000	24,347

		233,460

Food & Staples Retailing 0.0%
Sun Art Retail Group Ltd.	209,500	291,766

Food, Beverage & Tobacco 0.2%
China Huiyuan Juice Group Ltd. *	209,500	84,018
China Mengniu Dairy Co., Ltd.	74,000	206,593
China Yurun Food Group Ltd. *(a)	15,000	10,755
Tingyi Cayman Islands Holding Corp.	178,000	467,101
Want Want China Holdings Ltd.	838,000	1,175,708

		1,944,175

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	99,500	1,009,775

Insurance 0.4%
AIA Group Ltd.	1,019,800	4,418,561

Materials 0.1%
China Zhongwang Holdings Ltd. *(a)	167,600	63,540
Fosun International	209,500	136,428
Hidili Industry International Development Ltd. (a)	448,000	122,473
Huabao International Holdings Ltd. (a)	175,000	97,713
Lee & Man Paper Manufacturing Ltd.	165,000	123,619
Mongolian Mining Corp. *(a)	100,000	42,812
Shougang Fushan Resources Group Ltd. (a)	140,000	61,742
United Co. RUSAL plc *	389,000	216,199

		864,526

Media 0.0%
Television Broadcasts Ltd.	24,000	182,905

See financial notes 19

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 1.3%
Agile Property Holdings Ltd.	30,000	38,763
Cheung Kong (Holdings) Ltd.	129,000	2,006,151
Evergrande Real Estate Group Ltd. (a)	838,000	413,875
Hang Lung Group Ltd.	50,000	304,648
Hang Lung Properties Ltd.	175,000	678,124
Henderson Land Development Co., Ltd.	70,000	486,986
Hongkong Land Holdings Ltd.	219,000	1,692,870
Hopewell Holdings Ltd.	209,500	915,820
Hysan Development Co., Ltd.	31,000	159,500
Kerry Properties Ltd.	65,500	337,009
Kowloon Development Co., Ltd.	25,000	36,106
New World Development Co., Ltd.	544,000	1,001,737
Sino Land Co., Ltd.	225,000	409,099
SOHO China Ltd.	209,500	162,903
Sun Hung Kai Properties Ltd.	153,000	2,367,551
Swire Pacific Ltd., Class A	72,000	929,380
Swire Properties Ltd.	167,600	626,756
The Link REIT	209,500	1,119,786
Wharf Holdings Ltd.	114,000	996,692
Wheelock & Co., Ltd.	30,000	163,833

		14,847,589

Retailing 0.2%
Belle International Holdings Ltd.	419,000	771,558
Chow Tai Fook Jewellery Group Ltd. (a)	30,000	43,869
Esprit Holdings Ltd. (a)	138,700	181,002
Golden Eagle Retail Group Ltd. (a)	20,000	41,058
GOME Electrical Appliances Holdings Ltd. *	152,000	16,857
L’Occitane International S.A.	15,500	46,571
Li & Fung Ltd.	444,000	595,447
Lifestyle International Holdings Ltd.	209,500	504,106
Parkson Retail Group Ltd.	419,000	272,315

		2,472,783

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd. (a)	41,900	552,194
GCL- Poly Energy Holdings Ltd. (a)	1,257,000	335,530

		887,724

Software & Services 0.2%
Tencent Holdings Ltd.	79,800	2,759,868

Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	68,000	288,929
Foxconn International Holdings Ltd. *	191,000	80,539
Kingboard Chemical Holdings Ltd.	47,000	143,336
VTech Holdings Ltd. (a)	38,900	451,209

		964,013

Telecommunication Services 0.0%
PCCW Ltd.	419,000	199,373

Transportation 0.1%
Cathay Pacific Airways Ltd.	62,000	115,768
Hopewell Highway Infrastructure Ltd. (a)	2,391,500	1,316,815
Orient Overseas International Ltd.	2,000	14,094

		1,446,677

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	22,000	144,258
CLP Holdings Ltd.	124,500	1,071,636
ENN Energy Holdings Ltd.	40,000	200,906
Hong Kong & China Gas Co., Ltd.	588,000	1,645,370
Power Assets Holdings Ltd.	142,500	1,270,673

		4,332,843

		50,340,155

Ireland 0.1%

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	12,989	729,511

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elan Corp. plc *	59,079	660,144

Transportation 0.0%
Ryanair Holdings plc	11,021	81,522

		1,471,177

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M. *	95,532	423,672
Bank Leumi Le-Israel *	81,705	291,289
First International Bank of Israel Ltd. *	11,313	159,867
Israel Discount Bank Ltd., A Shares *	76,683	134,007
Mizrahi Tefahot Bank Ltd. *	9,218	96,778

		1,105,613

Capital Goods 0.0%
Delek Group Ltd.	419	110,850
Elbit Systems Ltd.	1,257	48,875
Ormat Industries Ltd. *	2,933	17,162

		176,887

Energy 0.0%
Avner Oil Exploration LP *	108,940	74,890
Delek Drilling LP *	20,112	80,908
Isramco Negev 2 LP *	813,765	137,609
Oil Refineries Ltd. *	67,040	34,876
Ratio Oil Exploration 1992 LP *	653,640	61,426

		389,709

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	5,447	93,166
Strauss Group Ltd.	1,676	22,822

		115,988

Insurance 0.0%
Migdal Insurance & Financial Holding Ltd.	34,358	55,139

Materials 0.1%
Israel Chemicals Ltd.	42,738	552,386
The Israel Corp., Ltd.	196	140,809

		693,195

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	79,341	2,971,749

20 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.0%
Azrieli Group	3,352	89,862
Gazit-Globe Ltd.	6,285	84,415
Jerusalem Economy Ltd. *	10,894	68,319

		242,596

Semiconductors & Semiconductor Equipment 0.0%
Mellanox Technologies Ltd. *	2,095	108,029

Software & Services 0.0%
NICE Systems Ltd. *	4,190	150,281

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	155,030	198,706

		6,207,892

Italy 1.9%

Automobiles & Components 0.1%
Fiat S.p.A. *	54,470	292,679
Pirelli & C. S.p.A.	40,275	468,353

		761,032

Banks 0.4%
Banca Carige S.p.A.	89,666	75,024
Banca Monte dei Paschi di Siena S.p.A. *	419,000	115,582
Banco Popolare Societa Cooperativa *	125,700	212,319
Intesa Sanpaolo S.p.A.	1,019,427	1,656,606
UniCredit S.p.A. *	364,733	1,855,837
Unione di Banche Italiane S.c.p.A.	59,079	270,947

		4,186,315

Capital Goods 0.1%
Fiat Industrial S.p.A.	74,163	903,154
Finmeccanica S.p.A. *	9,637	47,448
Prysmian S.p.A.	11,485	250,599

		1,201,201

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	11,313	525,934

Consumer Services 0.0%
Autogrill S.p.A.	19,274	247,317

Diversified Financials 0.0%
EXOR S.p.A.	7,961	223,352
Mediobanca S.p.A.	49,023	298,532

		521,884

Energy 0.6%
Eni S.p.A.	227,098	5,183,815
Saipem S.p.A.	29,330	785,297
Tenaris S.A.	38,548	794,237

		6,763,349

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	98,465	236,345

Insurance 0.2%
Assicurazioni Generali S.p.A.	138,689	2,251,933

Materials 0.0%
Buzzi Unicem S.p.A.	6,704	105,612

Media 0.0%
Mediaset S.p.A.	69,554	154,402

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,051,690	777,521
Telecom Italia S.p.A. - RSP	543,024	350,702

		1,128,223

Transportation 0.1%
Atlantia S.p.A.	42,473	735,734

Utilities 0.3%
Enel Green Power S.p.A.	42,319	78,397
Enel S.p.A.	640,232	2,320,184
Snam S.p.A.	142,879	678,432
Terna-Rete Elettrica Nazionale S.p.A.	131,147	548,999

		3,626,012

		22,445,293

Japan 16.4%

Automobiles & Components 2.2%
Aisin Seiki Co., Ltd.	8,200	298,190
Bridgestone Corp.	52,900	1,630,692
Denso Corp.	41,900	1,766,649
Honda Motor Co., Ltd.	125,700	4,707,278
Isuzu Motors Ltd.	96,000	593,106
Mitsubishi Motors Corp. *	838,000	926,469
NHK Spring Co., Ltd.	5,000	43,735
Nissan Motor Co., Ltd.	209,500	2,127,699
Nok Corp.	41,900	580,405
Sumitomo Rubber Industries Ltd.	41,900	655,795
Suzuki Motor Corp.	41,900	1,006,853
Toyota Motor Corp.	202,100	10,437,963
Yamaha Motor Co., Ltd.	41,900	503,200

		25,278,034

Banks 2.0%
Aozora Bank Ltd.	297,000	904,585
Fukuoka Financial Group, Inc.	107,000	488,261
Hokuhoku Financial Group, Inc.	419,000	726,642
Mitsubishi UFJ Financial Group, Inc.	1,146,500	6,374,967
Mizuho Financial Group, Inc.	2,095,000	4,632,343
North Pacific Bank Ltd. *	83,800	278,849
Resona Holdings, Inc.	209,500	965,071
Senshu Ikeda Holdings, Inc.	60,380	323,955
Shinsei Bank Ltd.	429,000	948,580
Sumitomo Mitsui Financial Group, Inc.	115,000	4,624,431
Sumitomo Mitsui Trust Holdings, Inc.	374,000	1,459,354
The 77 Bank Ltd.	28,000	132,322
The Awa Bank Ltd.	5,000	29,861
The Bank of Yokohama Ltd.	62,000	320,551
The Chiba Bank Ltd.	45,000	288,261
The Hokkoku Bank Ltd.	2,000	7,956
The Joyo Bank Ltd.	37,000	185,682
The Juroku Bank Ltd.	20,000	74,789
The Nanto Bank Ltd.	4,000	17,863
The San-In Godo Bank Ltd.	2,000	16,735
The Shiga Bank Ltd.	8,000	46,651
The Shizuoka Bank Ltd.	35,000	349,393
Yamaguchi Financial Group, Inc.	9,000	84,479

		23,281,581

See financial notes 21

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 2.1%
Chiyoda Corp.	1,000	12,541
COMSYS Holdings Corp.	41,900	557,244
Daikin Industries Ltd.	41,900	1,560,010
FANUC Corp.	12,090	1,875,221
Hitachi Cable Ltd. *	7,000	10,850
Hoshizaki Electric Co., Ltd.	1,600	44,084
IHI Corp.	419,000	1,180,793
ITOCHU Corp.	83,800	971,884
JTEKT Corp.	41,900	419,636
Kandenko Co., Ltd.	2,000	9,625
Kawasaki Heavy Industries Ltd.	302,000	965,640
Keihan Electric Railway Co., Ltd.	8,000	33,471
Komatsu Ltd.	73,100	1,852,458
LIXIL Group Corp.	41,900	862,887
Mitsubishi Corp.	125,700	2,505,553
Mitsubishi Electric Corp.	94,000	769,239
Mitsubishi Heavy Industries Ltd.	419,000	2,334,338
Mitsui & Co., Ltd.	125,700	1,872,012
SMC Corp.	4,000	697,160
Sojitz Corp.	209,500	322,447
Sumitomo Corp.	125,700	1,545,023
Sumitomo Electric Industries Ltd.	83,800	980,967
The Japan Steel Works Ltd.	1,000	5,875
THK Co., Ltd.	41,900	786,136
Toyota Tsusho Corp.	41,900	1,072,705
Ushio, Inc.	41,900	462,326

		23,710,125

Commercial & Professional Services 0.2%
Kokuyo Co., Ltd.	9,300	63,808
Nissha Printing Co., Ltd. *	3,200	59,727
Secom Co., Ltd.	41,900	2,161,760

		2,285,295

Consumer Durables & Apparel 0.6%
Haseko Corp. *	219,500	195,090
Makita Corp.	20,400	928,680
NAMCO BANDAI Holdings, Inc.	41,900	669,419
Nikon Corp.	41,900	944,635
Panasonic Corp.	237,700	1,721,045
Sega Sammy Holdings, Inc.	41,900	777,053
Sony Corp.	94,800	1,374,836
Sumitomo Forestry Co., Ltd.	41,900	415,548
TSI Holdings Co., Ltd.	44,900	230,194

		7,256,500

Consumer Services 0.0%
Benesse Holdings, Inc.	2,000	83,351
Oriental Land Co., Ltd.	2,000	296,770

		380,121

Diversified Financials 0.4%
Acom Co., Ltd. *	400	9,950
Credit Saison Co., Ltd.	41,900	894,678
Daiwa Securities Group, Inc.	130,000	807,392
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,380	389,208
Nomura Holdings, Inc.	317,400	1,830,228
ORIX Corp.	8,380	937,368

		4,868,824

Energy 0.3%
Cosmo Oil Co., Ltd.	30,000	70,887
Idemitsu Kosan Co., Ltd.	1,000	91,372
Inpex Corp.	235	1,255,745
JX Holdings, Inc.	171,000	1,049,057
Showa Shell Sekiyu K.K.	41,900	304,735
TonenGeneral Sekiyu K.K.	15,000	149,577

		2,921,373

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	83,800	946,451
Seven & i Holdings Co., Ltd.	83,800	2,457,867

		3,404,318

Food, Beverage & Tobacco 0.6%
Ajinomoto Co., Inc.	52,000	692,694
Asahi Group Holdings Ltd.	41,900	1,062,714
Japan Tobacco, Inc.	83,800	2,656,785
Kagome Co., Ltd.	41,900	777,961
Kewpie Corp.	41,900	572,231
Kirin Holdings Co., Ltd.	49,000	714,340
Nissin Foods Holdings Co., Ltd.	6,000	239,649
Sapporo Holdings Ltd.	52,000	182,051
Yakult Honsha Co., Ltd.	13,000	485,422

		7,383,847

Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	1,900	94,011
M3, Inc.	96	166,070
Medipal Holdings Corp.	14,400	186,984
Miraca Holdings, Inc.	2,100	101,859
Olympus Corp. *	22,300	491,393
Suzuken Co., Ltd.	2,100	73,407
Terumo Corp.	9,600	423,499

		1,537,223

Household & Personal Products 0.2%
Kao Corp.	41,900	1,346,104
Kobayashi Pharmaceutical Co., Ltd.	1,300	61,928
Lion Corp.	11,000	57,230
Shiseido Co., Ltd.	14,200	189,159
Unicharm Corp.	8,600	500,564

		2,154,985

Insurance 0.4%
Sony Financial Holdings, Inc.	61,300	972,720
T&D Holdings, Inc.	83,800	999,133
The Dai-ichi Life Insurance Co., Ltd.	838	1,180,793
Tokio Marine Holdings, Inc.	67,100	1,904,052

		5,056,698

Materials 1.2%
Asahi Kasei Corp.	60,000	356,384
Hitachi Chemical Co., Ltd.	41,900	577,226
JFE Holdings, Inc.	45,000	969,163
JSR Corp.	41,900	858,346
Kobe Steel Ltd. *	419,000	567,689
Kuraray Co. Ltd.	41,900	572,231
Mitsubishi Chemical Holdings Corp.	209,500	987,779
Nippon Paper Group, Inc.	5,200	90,969
Nippon Steel & Sumitomo Metal Corp.	656,000	1,784,695
Nissan Chemical Industries Ltd.	11,200	143,247
Nitto Denko Corp.	20,100	1,187,351
Shin-Etsu Chemical Co., Ltd.	41,900	2,588,663
Showa Denko K.K.	419,000	653,978
Sumitomo Chemical Co., Ltd.	79,000	234,620

22 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sumitomo Metal Mining Co., Ltd.	37,000	585,920
Sumitomo Osaka Cement Co., Ltd.	37,000	111,088
Taiheiyo Cement Corp.	32,000	79,428
Tokyo Steel Manufacturing Co., Ltd.	56,300	278,876
Toray Industries, Inc.	100,000	618,903

		13,246,556

Media 0.1%
Dentsu, Inc.	28,400	887,770
Hakuhodo DY Holdings, Inc.	8,380	639,445
SKY Perfect JSAT Holdings, Inc.	131	66,380

		1,593,595

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	41,900	2,275,298
Chugai Pharmaceutical Co., Ltd.	41,900	910,573
Daiichi Sankyo Co., Ltd.	41,900	753,437
Dainippon Sumitomo Pharma Co., Ltd.	41,900	608,109
Eisai Co., Ltd.	41,900	1,875,645
Kissei Pharmaceutical Co., Ltd.	1,700	33,794
Otsuka Holdings Co., Ltd.	41,900	1,347,921
Shionogi & Co., Ltd.	41,900	857,892
Takeda Pharmaceutical Co., Ltd.	41,900	2,177,655

		10,840,324

Real Estate 0.6%
Aeon Mall Co., Ltd.	7,500	186,809
Daito Trust Construction Co., Ltd.	3,800	341,860
Daiwa House Industry Co., Ltd.	47,000	867,050
Mitsubishi Estate Co., Ltd.	78,000	1,952,959
Mitsui Fudosan Co., Ltd.	70,000	1,789,074
Nomura Real Estate Holdings, Inc.	6,500	117,304
NTT Urban Development Corp.	419	428,719
Sumitomo Real Estate Sales Co., Ltd.	4,190	185,975
Sumitomo Realty & Development Co., Ltd.	30,000	1,019,402
Tokyo Tatemono Co., Ltd.	1,000	5,604
Tokyu Land Corp.	32,000	242,792

		7,137,548

Retailing 0.4%
Aoyama Trading Co., Ltd.	4,100	88,079
DeNA Co., Ltd.	5,400	152,179
Fast Retailing Co., Ltd.	4,100	1,130,100
Isetan Mitsukoshi Holdings Ltd.	83,800	931,918
J Front Retailing Co., Ltd.	34,000	201,951
Komeri Co., Ltd.	4,500	125,840
Marui Group Co., Ltd.	41,900	359,234
Point, Inc.	4,190	155,320
USS Co., Ltd.	4,190	462,780
Yamada Denki Co., Ltd.	16,760	612,196

		4,219,597

Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	19,400	904,184
Ulvac, Inc. *	19,600	187,162

		1,091,346

Software & Services 0.3%
Gree, Inc.	1,700	20,785
KONAMI Corp.	24,500	478,262
Nintendo Co., Ltd.	6,800	660,395
Nomura Research Institute Ltd.	41,900	953,718
NTT Data Corp.	100	318,990
Trend Micro, Inc.	2,800	79,514
Yahoo! Japan Corp.	1,257	534,763

		3,046,427

Technology Hardware & Equipment 1.4%
Alps Electric Co., Ltd.	41,900	273,399
Brother Industries Ltd.	41,900	440,527
Canon, Inc.	102,100	3,723,894
FUJIFILM Holdings Corp.	41,900	808,389
Fujitsu Ltd.	71,000	327,834
Hamamatsu Photonics K.K.	2,100	83,763
Hitachi Ltd.	419,000	2,361,587
Hoya Corp.	41,900	807,481
Keyence Corp.	2,800	792,413
Konica Minolta Holdings, Inc.	10,000	76,740
Kyocera Corp.	17,500	1,528,832
Murata Manufacturing Co., Ltd.	27,200	1,760,069
NEC Corp. *	212,000	526,209
OMRON Corp.	41,900	1,019,570
Ricoh Co., Ltd.	47,000	506,373
Taiyo Yuden Co., Ltd.	3,300	36,448
Toshiba Corp.	225,000	1,041,351
Yokogawa Electric Corp.	10,000	100,910

		16,215,789

Telecommunication Services 0.8%
KDDI Corp.	23,800	1,795,448
Nippon Telegraph & Telephone Corp.	41,900	1,930,143
NTT DoCoMo, Inc.	1,357	2,109,189
SOFTBANK Corp.	79,800	2,971,093

		8,805,873

Transportation 0.8%
All Nippon Airways Co., Ltd. (a)	419,000	862,887
Central Japan Railway Co.	15,200	1,484,414
East Japan Railway Co.	41,900	3,106,395
Fukuyama Transporting Co., Ltd.	2,000	10,665
Kawasaki Kisen Kaisha Ltd. *	6,000	13,527
Kintetsu Corp.	132,000	557,988
Nishi-Nippon Railroad Co., Ltd.	15,000	60,156
Sotetsu Holdings, Inc.	4,000	13,484
Tobu Railway Co., Ltd.	89,000	491,014
Tokyu Corp.	192,000	1,154,997
West Japan Railway Co.	41,900	1,859,750

		9,615,277

Utilities 0.4%
Chubu Electric Power Co., Inc.	48,100	605,812
Electric Power Development Co., Ltd.	11,000	283,763
Hokkaido Electric Power Co., Inc.	3,000	26,696
Hokuriku Electric Power Co.	2,000	23,087
Kyushu Electric Power Co., Inc.	41,900	403,741
Osaka Gas Co., Ltd.	92,000	358,985
Shikoku Electric Power Co., Inc.	8,500	104,569
The Chugoku Electric Power Co., Inc.	42,500	536,663
The Kansai Electric Power Co., Inc.	83,800	726,642
Toho Gas Co., Ltd.	22,000	122,090
Tohoku Electric Power Co., Inc. *	17,600	136,779
Tokyo Electric Power Co., Inc. *	125,700	286,115

See financial notes 23

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Gas Co., Ltd.	100,000	485,584

		4,100,526

		189,431,782

Netherlands 2.1%

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	3,352	143,825
Koninklijke Philips Electronics N.V.	62,354	1,770,582

		1,914,407

Commercial & Professional Services 0.1%
Randstad Holding N.V.	12,151	517,315

Diversified Financials 0.2%
ING Groep N.V. CVA *	304,613	2,452,336

Energy 0.1%
Fugro N.V. CVA	7,123	339,851
SBM Offshore N.V. *	13,827	194,144

		533,995

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	100,560	1,446,139

Food, Beverage & Tobacco 0.7%
DE Master Blenders 1753 N.V. *	64,945	783,766
Heineken Holding N.V.	9,218	578,455
Heineken N.V.	23,045	1,723,014
Unilever N.V. CVA	128,633	4,996,283

		8,081,518

Insurance 0.1%
AEGON N.V.	168,857	1,011,500

Materials 0.3%
Akzo Nobel N.V.	19,274	1,232,932
ArcelorMittal	105,588	1,589,536
Koninklijke DSM N.V.	15,503	908,810

		3,731,278

Media 0.1%
Reed Elsevier N.V.	58,241	886,286
Wolters Kluwer N.V.	25,140	501,547

		1,387,833

Real Estate 0.0%
Corio N.V.	6,773	312,880

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	24,452	1,742,859

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	133,242	455,343

Transportation 0.0%
Koninklijke Vopak N.V.	2,095	150,941
PostNL N.V. *	29,072	68,907
TNT Express N.V.	37,710	285,941

		505,789

		24,093,192

New Zealand 0.1%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	77,934	274,614

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	25,978	55,353

Materials 0.0%
Fletcher Building Ltd.	32,263	244,756

Real Estate 0.0%
Kiwi Income Property Trust	213,690	204,632

Telecommunication Services 0.0%
Chorus Ltd.	38,967	93,692
Telecom Corp. of New Zealand Ltd.	166,762	334,595

		428,287

Transportation 0.1%
Auckland International Airport Ltd.	243,020	570,211

		1,777,853

Norway 0.9%

Banks 0.1%
DnB A.S.A.	97,208	1,452,590

Capital Goods 0.1%
Orkla A.S.A.	83,800	688,215

Energy 0.4%
Aker Solutions A.S.A.	8,799	173,929
Kvaerner A.S.A.	21,788	50,265
Seadrill Ltd.	29,330	1,070,842
Statoil A.S.A.	117,320	2,925,977
Subsea 7 S.A.	17,179	407,430

		4,628,443

Insurance 0.0%
Gjensidige Forsikring A.S.A.	8,380	134,377
Storebrand A.S.A. *	32,093	144,880

		279,257

Materials 0.1%
Norsk Hydro A.S.A.	83,889	372,404
Yara International A.S.A.	20,950	1,004,715

		1,377,119

Telecommunication Services 0.2%
Telenor A.S.A.	75,001	1,620,170

		10,045,794

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	1,200,633	171,091
Banco Espirito Santo S.A. - Reg’d *	29,900	36,002

		207,093

Energy 0.0%
Galp Energia, SGPS, S.A.	28,492	440,284

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	28,492	568,606

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	47,766	242,232

24 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.1%
EDP - Energias de Portugal S.A.	296,233	889,970

		2,348,185

Republic of Korea 5.0%

Automobiles & Components 0.5%
Halla Climate Control Corp.	250	5,749
Hankook Tire Co., Ltd.	7,937	361,364
Hankook Tire Worldwide Co., Ltd.	1,082	18,786
Hyundai Mobis	5,316	1,536,636
Hyundai Motor Co.	12,262	2,468,650
Hyundai Wia Corp.	2,062	302,780
Kia Motors Corp.	26,068	1,345,741
Mando Corp.	1,575	190,543

		6,230,249

Banks 0.4%
BS Financial Group, Inc.	4,800	69,374
DGB Financial Group, Inc.	1,200	18,009
Hana Financial Group, Inc.	15,600	582,033
Industrial Bank of Korea	3,300	39,923
KB Financial Group, Inc. ADR	44,015	1,559,452
Shinhan Financial Group Co., Ltd. ADR	49,570	1,926,290
Woori Finance Holdings Co., Ltd.	31,050	377,076

		4,572,157

Capital Goods 0.6%
CJ Corp.	1,000	138,065
Daelim Industrial Co., Ltd.	1,800	160,746
Daewoo Engineering & Construction Co., Ltd. *	7,000	58,763
Daewoo International Corp.	5,027	178,039
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,930	136,815
Doosan Corp.	1,746	208,006
Doosan Heavy Industries & Construction Co., Ltd.	2,150	87,066
Doosan Infracore Co., Ltd. *	4,610	67,267
GS Engineering & Construction Corp.	2,000	101,217
Hyundai Development Co.	4,000	91,428
Hyundai Engineering & Construction Co., Ltd.	5,409	341,676
Hyundai Heavy Industries Co., Ltd.	6,038	1,196,085
Hyundai Mipo Dockyard Co., Ltd.	620	67,564
KCC Corp.	300	78,960
LG Corp.	5,536	336,917
LG Hausys Ltd.	1,709	125,631
LS Corp.	1,683	135,998
Samsung C&T Corp.	15,500	947,614
Samsung Engineering Co., Ltd.	4,432	630,322
Samsung Heavy Industries Co., Ltd.	17,240	615,359
Samsung Techwin Co., Ltd.	3,201	192,741
SK Holdings Co., Ltd.	3,220	523,372
STX Offshore & Shipbuilding Co., Ltd. *	3,100	19,038

		6,438,689

Consumer Durables & Apparel 0.1%
Coway Co., Ltd. *	4,500	207,166
LG Electronics, Inc.	6,330	457,728

		664,894

Consumer Services 0.0%
Kangwon Land, Inc.	7,430	225,406

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	20,008	226,351
Hyundai Securities Co., Ltd.	9,000	74,140
Korea Investment Holdings Co., Ltd.	2,650	112,698
Samsung Card Co., Ltd.	2,960	106,473
Samsung Securities Co., Ltd.	11,836	627,420
Woori Investment & Securities Co., Ltd.	24,960	293,898

		1,440,980

Energy 0.2%
GS Holdings	2,180	140,525
S-Oil Corp.	7,700	710,392
SK Innovation Co., Ltd.	5,855	962,473

		1,813,390

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	1,147	234,098
Shinsegae Co., Ltd.	352	73,630

		307,728

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	500	178,469
KT&G Corp.	6,506	463,845
Lotte Chilsung Beverage Co., Ltd.	55	73,345
Lotte Confectionery Co., Ltd.	50	84,455
NongShim Co., Ltd.	270	71,812
ORION Corp.	264	260,873

		1,132,799

Household & Personal Products 0.1%
Amorepacific Corp.	203	191,972
AMOREPACIFIC Group	700	272,805
LG Household & Health Care Ltd.	1,120	642,320

		1,107,097

Industrials 0.0%
Neo Holdings Co., Ltd. *(b)(c)	1,746	—

Insurance 0.2%
Dongbu Insurance Co., Ltd.	3,650	159,945
Hanwha Life Insurance Co., Ltd.	20,000	133,724
Hyundai Marine & Fire Insurance Co., Ltd.	6,000	174,266
Samsung Fire & Marine Insurance Co., Ltd.	2,930	616,942
Samsung Life Insurance Co., Ltd.	8,602	826,180

		1,911,057

Materials 0.5%
Cheil Industries, Inc. *	3,550	289,160
Hanwha Chemical Corp.	5,040	92,624
Hanwha Corp.	4,090	131,823
Hyosung Corp.	1,350	70,441
Hyundai Steel Co.	6,037	474,452
Korea Zinc Co., Ltd.	1,111	385,784
Kumho Petro Chemical Co., Ltd.	1,158	117,102
LG Chem Ltd.	3,825	1,047,365
Lotte Chemical Corp.	1,026	225,510
OCI Co., Ltd.	1,468	235,216

See financial notes 25

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
POSCO ADR	32,870	2,652,280
Samsung Fine Chemicals Co., Ltd.	1,257	65,124

		5,786,881

Media 0.0%
Cheil Worldwide, Inc.	10,000	221,642

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc.	8,812	218,505
Yuhan Corp.	434	71,543

		290,048

Retailing 0.1%
Hyundai Department Store Co., Ltd.	2,016	281,131
Lotte Shopping Co., Ltd.	788	283,086

		564,217

Semiconductors & Semiconductor Equipment 1.6%
Samsung Electronics Co., Ltd. GDR - Reg’d	23,722	16,842,620
SK Hynix, Inc. *	50,740	1,241,761

		18,084,381

Software & Services 0.1%
Daum Communications Corp.	1,876	165,627
NCsoft Corp.	1,050	138,665
NHN Corp.	4,259	1,034,440
SK C&C Co. Ltd.	2,800	266,340

		1,605,072

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. ADR *	63,365	880,774
Samsung Electro-Mechanics Co., Ltd.	2,664	234,952
Samsung SDI Co., Ltd.	2,800	359,430

		1,475,156

Telecommunication Services 0.1%
KT Corp. ADR *	28,911	467,780
LG Uplus Corp. *	12,400	97,338
SK Telecom Co., Ltd. ADR	47,347	860,295

		1,425,413

Transportation 0.1%
CJ Korea Express Co., Ltd. *	1,164	123,621
Hanjin Shipping Co., Ltd. *	9,500	96,068
Hyundai Glovis Co., Ltd.	500	94,891
Hyundai Merchant Marine Co., Ltd. *	3,788	62,269
Korean Air Lines Co., Ltd. *	2,299	93,843

		470,692

Utilities 0.1%
Korea Electric Power Corp. ADR *	102,045	1,526,593

		57,294,541

Singapore 1.6%

Banks 0.4%
DBS Group Holdings Ltd.	61,000	744,666
Oversea-Chinese Banking Corp., Ltd.	419,000	3,419,026
United Overseas Bank Ltd.	30,000	462,452

		4,626,144

Capital Goods 0.3%
Cosco Corp. Singapore Ltd. (a)	28,000	21,038
Fraser and Neave Ltd. (b)	39,000	297,443
Keppel Corp., Ltd.	75,000	705,312
Noble Group Ltd.	469,181	449,186
Singapore Technologies Engineering Ltd.	419,000	1,438,699
Yangzijiang Shipbuilding Holdings Ltd.	466,000	363,313

		3,274,991

Consumer Services 0.1%
Genting Singapore plc (a)	419,000	533,165

Diversified Financials 0.0%
Singapore Exchange Ltd.	8,000	49,121

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	154,772	208,197

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	838,000	440,073
Indofood Agri Resources Ltd. (a)	37,000	37,067
Wilmar International Ltd.	266,000	762,917

		1,240,057

Media 0.0%
Singapore Press Holdings Ltd.	69,000	233,020

Real Estate 0.4%
CapitaCommercial Trust	419,000	561,939
Capitaland Ltd.	419,000	1,323,603
CapitaMall Trust	419,000	727,813
Keppel Land Ltd.	33,000	110,911
Wing Tai Holdings Ltd.	491,000	769,574
Yanlord Land Group Ltd. *(a)	355,000	440,254

		3,934,094

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	10,000	416,885

Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	23,000	158,691

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	838,000	2,329,000

Transportation 0.1%
ComfortDelGro Corp., Ltd.	419,000	649,953
Hutchison Port Holdings Trust	95,000	76,950
Neptune Orient Lines Ltd. *(a)	446,000	425,191
Singapore Post Ltd.	419,000	407,914

		1,560,008

		18,563,373

Spain 2.5%

Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	405,592	3,940,294
Banco de Sabadell S.A. *	280,730	611,810
Banco Popular Espanol S.A.	402,404	349,845
Banco Santander S.A.	815,374	6,194,406
Bankinter S.A.	28,911	162,526

		11,258,881

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	16,760	398,784

26 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zardoya Otis S.A.	12,616	178,295

		577,079

Diversified Financials 0.1%
CaixaBank	112,292	461,261
Corporacion Financiera Alba S.A.	3,352	144,526

		605,787

Energy 0.2%
Repsol S.A.	100,141	2,135,295

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	46,090	360,510

Insurance 0.0%
Mapfre S.A.	62,012	202,111

Materials 0.0%
Acerinox S.A.	20,112	217,184

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A. *	20,112	717,416

Retailing 0.2%
Inditex S.A.	21,369	2,867,709

Software & Services 0.1%
Amadeus IT Holding S.A.	32,682	837,446

Telecommunication Services 0.4%
Telefonica S.A.	329,856	4,312,373

Transportation 0.1%
Abertis Infraestructuras S.A.	31,425	552,984
Ferrovial S.A.	42,319	664,462

		1,217,446

Utilities 0.3%
Enagas S.A.	18,855	452,206
Gas Natural SDG S.A.	44,833	890,616
Iberdrola S.A.	399,307	1,978,509
Red Electrica Corporacion S.A.	2,095	116,074

		3,437,405

		28,746,642

Sweden 2.9%

Banks 0.7%
Nordea Bank AB	267,322	3,104,344
Skandinaviska Enskilda Banken AB, A Shares	178,913	1,869,489
Svenska Handelsbanken AB, A Shares	49,861	2,174,529
Swedbank AB, A Shares	56,565	1,364,651

		8,513,013

Capital Goods 1.0%
Alfa Laval AB	29,749	694,628
Assa Abloy AB, B Shares	37,202	1,480,461
Atlas Copco AB, A Shares	60,755	1,772,080
Atlas Copco AB, B Shares	36,453	946,743
Hexagon AB, B Shares	20,531	587,373
Sandvik AB	77,934	1,270,788
Scania AB, B Shares	36,034	752,490
Skanska AB, B Shares	36,453	649,260
SKF AB, B Shares	44,833	1,106,653
Volvo AB, B Shares	123,186	1,853,858

		11,114,334

Commercial & Professional Services 0.0%
Securitas AB, B Shares	41,481	387,748

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	25,978	665,421
Husqvarna AB, B Shares	11,848	73,472

		738,893

Diversified Financials 0.2%
Industrivarden AB, A Shares	24,302	454,331
Investment AB Kinnevik, B Shares	11,732	268,477
Investor AB, B Shares	49,442	1,453,613
Ratos AB, B Shares	4,190	43,197

		2,219,618

Energy 0.0%
Lundin Petroleum AB *	14,665	334,231

Food, Beverage & Tobacco 0.1%
Swedish Match AB	27,766	912,395

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	11,732	176,558
Getinge AB, B Shares	17,598	531,585

		708,143

Materials 0.2%
Boliden AB	15,922	271,234
Holmen AB, B Shares	12,570	387,699
SSAB AB, A Shares	9,637	74,907
Svenska Cellulosa AB, B Shares	48,185	1,181,917

		1,915,757

Media 0.0%
Modern Times Group, B Shares	3,352	140,882

Retailing 0.1%
Hennes & Mauritz AB, B Shares	50,699	1,825,652

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	223,222	2,716,898

Telecommunication Services 0.2%
Tele2 AB, B Shares	38,129	609,307
TeliaSonera AB	180,170	1,240,547

		1,849,854

		33,377,418

Switzerland 7.7%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	419	239,762

Capital Goods 0.7%
ABB Ltd. - Reg’d *	214,947	4,931,435
Geberit AG - Reg’d *	5,028	1,220,901
Schindler Holding AG	5,028	782,325
Schindler Holding AG - Reg’d	7,123	1,076,236
Sulzer AG - Reg’d	1,257	221,039

		8,231,936

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	14,246	815,954
SGS S.A. - Reg’d	419	1,069,501

		1,885,455

See financial notes 27

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., A Shares	42,319	3,416,992
The Swatch Group AG	2,933	1,675,192
The Swatch Group AG - Reg’d	7,123	727,031

		5,819,215

Diversified Financials 0.8%
Credit Suisse Group AG - Reg’d *	99,722	2,683,261
GAM Holding AG *	15,922	272,135
Julius Baer Group Ltd. *	24,909	948,101
Pargesa Holding S.A.	2,095	150,300
UBS AG - Reg’d *	333,980	5,307,462

		9,361,259

Energy 0.1%
Transocean Ltd. *	28,911	1,527,958

Food, Beverage & Tobacco 1.7%
Aryzta AG *	7,961	459,387
Nestle S.A. - Reg’d	263,905	18,523,122

		18,982,509

Health Care Equipment & Services 0.1%
Nobel Biocare Holding AG - Reg’d *	9,637	93,974
Sonova Holding AG - Reg’d *	4,609	554,147
Straumann Holding AG - Reg’d	838	116,379

		764,500

Insurance 0.6%
Baloise Holding AG - Reg’d	3,771	339,843
Swiss Re AG *	31,844	2,557,552
Zurich Insurance Group AG *	12,570	3,454,999

		6,352,394

Materials 0.6%
Givaudan S.A. - Reg’d *	1,257	1,508,615
Holcim Ltd. - Reg’d *	18,017	1,462,481
Syngenta AG - Reg’d	9,891	4,219,468

		7,190,564

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Actelion Ltd. - Reg’d *	1,257	65,140
Novartis AG - Reg’d	197,768	13,488,998
Roche Holding AG	56,565	13,013,829

		26,567,967

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	2,721	219,412

Telecommunication Services 0.1%
Swisscom AG - Reg’d	2,514	1,148,703

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	4,190	484,014

		88,775,648

United Kingdom 18.1%

Automobiles & Components 0.1%
GKN plc	137,851	571,255

Banks 2.6%
Barclays plc	900,224	4,195,141
HSBC Holdings plc	1,466,081	16,276,857
Lloyds Banking Group plc *	3,387,271	2,800,689
Royal Bank of Scotland Group plc *	165,146	811,964
Standard Chartered plc	201,169	5,484,348

		29,568,999

Capital Goods 0.7%
BAE Systems plc	282,825	1,524,495
Bunzl plc	22,626	433,092
Cobham plc	81,705	286,992
IMI plc	17,598	326,699
Invensys plc	64,526	350,749
Meggitt plc	53,632	370,093
Rolls-Royce Holdings plc *	147,907	2,308,020
Smiths Group plc	38,548	737,861
The Weir Group plc	15,084	536,700
Wolseley plc	26,039	1,228,070

		8,102,771

Commercial & Professional Services 0.3%
Aggreko plc	22,626	582,494
Capita plc	52,375	654,704
Experian plc	82,543	1,370,740
G4S plc	118,996	524,008
Hays plc	129,471	192,895
Rentokil Initial plc	186,874	262,532

		3,587,373

Consumer Durables & Apparel 0.1%
Burberry Group plc	41,481	866,414

Consumer Services 0.5%
Carnival plc	23,883	898,354
Compass Group plc	188,550	2,291,108
InterContinental Hotels Group plc	20,284	589,323
Ladbrokes plc	118,577	413,266
TUI Travel plc	82,543	397,565
Whitbread plc	24,721	946,762
William Hill plc	97,208	597,163

		6,133,541

Diversified Financials 0.2%
3i Group plc	90,085	438,130
Ashmore Group plc	28,911	157,242
Hargreaves Lansdown plc	19,274	253,658
ICAP plc	69,973	353,698
Investec plc	33,101	240,878
London Stock Exchange Group plc	8,380	169,690
Man Group plc	56,565	86,120
Schroders plc	12,989	392,756
Schroders plc, Non-Voting Shares	8,380	204,417

		2,296,589

Energy 3.0%
AMEC plc	27,654	438,244
BG Group plc	273,798	4,843,956
BP plc	1,512,351	10,231,819
Cairn Energy plc *	29,749	122,693
Essar Energy plc *	37,291	76,191
John Wood Group plc	42,319	493,349
Petrofac Ltd.	21,788	480,883
Royal Dutch Shell plc, A Shares	297,372	9,795,293
Royal Dutch Shell plc, B Shares	208,259	7,029,081
Tullow Oil plc	82,962	1,528,817

		35,040,326

Food & Staples Retailing 0.5%
J Sainsbury plc	164,248	862,150

28 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tesco plc	662,020	3,714,160
William Morrison Supermarkets plc	221,232	871,787

		5,448,097

Food, Beverage & Tobacco 2.4%
Associated British Foods plc	31,006	871,655
British American Tobacco plc	150,922	7,868,169
Diageo plc	209,500	6,296,611
Imperial Tobacco Group plc	82,962	3,009,780
SABMiller plc	99,722	4,960,495
Tate & Lyle plc	46,090	568,444
Unilever plc	109,778	4,379,235

		27,954,389

Health Care Equipment & Services 0.1%
Smith & Nephew plc	71,230	764,434

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	67,040	4,507,101

Insurance 0.8%
Aviva plc	235,059	1,273,091
Legal & General Group plc	550,985	1,339,025
Old Mutual plc	432,559	1,329,621
Prudential plc	245,534	3,658,134
Resolution Ltd.	291,662	1,156,407
Standard Life plc	178,494	955,081

		9,711,359

Materials 2.1%
Anglo American plc	116,063	3,386,139
Antofagasta plc	21,788	361,489
BHP Billiton plc	182,684	5,792,907
CRH plc	61,174	1,335,314
Fresnillo plc	17,179	404,974
Glencore International plc	443,607	2,609,322
Johnson Matthey plc	16,383	571,977
Kazakhmys plc	26,816	251,966
Randgold Resources Ltd.	7,123	593,058
Rexam plc	78,056	609,606
Rio Tinto plc	99,315	5,338,244
Vedanta Resources plc	10,056	179,511
Xstrata plc	181,944	3,210,616

		24,645,123

Media 0.5%
Aegis Group plc	101,398	367,092
British Sky Broadcasting Group plc	96,789	1,249,562
Daily Mail & General Trust plc, A Shares	18,436	198,693
ITV plc	382,966	722,004
Pearson plc	59,498	1,043,139
Reed Elsevier plc	87,571	942,463
WPP plc	102,236	1,635,694

		6,158,647

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AstraZeneca plc	117,359	5,336,338
GlaxoSmithKline plc	385,266	8,514,903
Shire plc	43,995	1,379,053

		15,230,294

Real Estate 0.3%
British Land Co. plc	114,806	988,981
Hammerson plc	88,828	666,632
Intu Properties plc	90,504	457,065
Land Securities Group plc	65,783	828,300
SEGRO plc	82,543	320,633

		3,261,611

Retailing 0.2%
Kingfisher plc	174,304	732,900
Marks & Spencer Group plc	118,158	665,956
Next plc	13,408	854,609

		2,253,465

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	109,610	1,588,953

Software & Services 0.1%
The Sage Group plc	107,683	555,755

		555,755

Telecommunication Services 1.1%
BT Group plc	625,986	2,543,728
Inmarsat plc	36,453	360,500
Vodafone Group plc	3,815,624	9,588,537

		12,492,765

Transportation 0.0%
International Consolidated Airlines Group S.A. *	96,370	349,914

Utilities 0.7%
Centrica plc	448,749	2,398,431
Drax Group plc	30,587	285,542
National Grid plc	275,702	3,052,972
Severn Trent plc	21,369	525,156
SSE plc	75,001	1,646,239
United Utilities Group plc	52,794	590,622

		8,498,962

		209,588,137

Total Common Stock
(Cost $1,059,954,709)		1,143,430,535

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Porsche Automobil Holding SE	13,408	1,064,534
Volkswagen AG	14,588	3,189,729

		4,254,263

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	12,570	1,109,418

		5,363,681

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	3,771	104,516

Total Preferred Stock
(Cost $4,119,587)		5,468,197

See financial notes 29

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.3% of net assets

Equity Fund 0.2%
iShares MSCI EAFE Index Fund	55,000	3,199,900

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	717,269	717,269

Total Other Investment Companies
(Cost $3,899,632)		3,917,169

End of Investments

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund	3,009,954	3,009,954

Total Collateral Invested for Securities on Loan
(Cost $3,009,954)		3,009,954

End of Collateral Invested for Securities on Loan

At 02/28/13, the tax basis cost of the fund’s investments was $1,068,577,613 and the unrealized appreciation and depreciation were $146,425,503 and ($62,187,215), respectively, with a net unrealized appreciation of $84,238,288.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,124,867,162	$—	$—	$1,124,867,162
Singapore[1]	15,288,382	—	—	15,288,382
Capital Goods	2,977,548	—	297,443	3,274,991
Preferred Stock[1]	5,468,197	—	—	5,468,197
Other Investment Companies[1]	3,917,169	—	—	3,917,169

Total	$1,152,518,458	$—	$297,443	$1,152,815,901

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,009,954	$—	$—	$3,009,954

[1]	As categorized in Portfolio Holdings.

30 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	February 28,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Singapore	$—	$—	$40,757	$—	$—	$256,686	$—	$297,443
Republic of Korea	213,385	—	—	—	—	—	(213,385)	—

Total	$213,385	$—	$40,757	$—	$—	$256,686	($213,385)	$297,443

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 investments held by the fund at February 28, 2013 was $40,757.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers into and out of Level 3 from Level 1 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended February 28, 2013.

See financial notes 31

 Schwab International Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $1,067,973,928) including securities on loan of $3,336,081		$1,152,815,901
Collateral invested for securities on loan		3,009,954
Foreign currency, at value (cost $330,878)		328,702
Receivables:
Dividends		2,485,079
Foreign tax reclaims		512,324
Income from securities on loan		6,859
Interest	+	6

Total assets		1,159,158,825

Liabilities

Collateral held for securities on loan		3,009,954
Payables:
Investment adviser fees	+	8,497

Total liabilities		3,018,451

Net Assets

Total assets		1,159,158,825
Total liabilities	—	3,018,451

Net assets		$1,156,140,374

Net Assets by Source
Capital received from investors		1,100,440,109
Net investment income not yet distributed		266,971
Net realized capital losses		(29,375,169)
Net unrealized capital gains		84,808,463

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,156,140,374		41,900,000		$27.59

32 See financial notes

 Schwab International Equity ETF

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $752,241)		$9,601,372
Interest		525
Securities on loan	+	65,225

Total investment income		9,667,122

Expenses

Investment adviser fees		441,363

Total expenses	−	441,363

Net investment income		9,225,759

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(4,640,361)
Net realized losses on foreign currency transactions	+	(77,097)

Net realized losses		(4,717,458)
Net unrealized gains on investments		111,403,045
Net unrealized losses on foreign currency translations	+	(32,397)

Net unrealized gains	+	111,370,648

Net realized and unrealized gains		106,653,190

Net increase in net assets resulting from operations		$115,878,949

See financial notes 33

 Schwab International Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$9,225,759	$23,365,319
Net realized losses		(4,717,458)	(19,150,730)
Net unrealized gains (losses)	+	111,370,648	(6,217,419)

Net increase (decrease) in net assets resulting from operations		115,878,949	(2,002,830)

Distributions to Shareholders

Distributions from net investment income		($26,201,560)	($19,440,541)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,100,000	$297,796,665	6,400,000	$155,902,019
Shares redeemed	+	—	—	(1)	(24)

Net transactions in fund shares		11,100,000	$297,796,665	6,399,999	$155,901,995

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,800,000	$768,666,320	24,400,001	$634,207,696
Total increase	+	11,100,000	387,474,054	6,399,999	134,458,624

End of period		41,900,000	$1,156,140,374	30,800,000	$768,666,320

Net investment income not yet distributed			$266,971		$17,242,772

34 See financial notes

Schwab International Small-Cap Equity ETF™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	1/13/10[1]–
	2/28/13*		8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	24.94		27.48	23.54	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.23		0.67	0.72	0.21
Net realized and unrealized gains (losses)	3.44		(2.39)	3.88	(1.67)

Total from investment operations	3.67		(1.72)	4.60	(1.46)
Less distributions:
Distributions from net investment income	(0.81)		(0.82)	(0.66)	—

Net asset value at end of period	27.80		24.94	27.48	23.54

Total return (%)	14.88	[2]	(5.91)	19.52	(5.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3,4]	0.35	0.35	0.35	[3]
Gross operating expenses	0.21	[3,4]	0.35	0.35	0.35	[3]
Net investment income (loss)	1.70	[3]	2.65	2.46	2.18	[3]
Portfolio turnover rate[5]	8	[2]	25	18	7	[2]
Net assets, end of period ($ x 1,000)	241,824		159,610	162,139	58,848

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 35

 Schwab International Small-Cap Equity ETF

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

98.2%		Common Stock	218,196,866	237,537,849
0.9%		Other Investment Companies	2,014,902	2,087,014
0.5%		Preferred Stock	977,153	1,298,392
0.0%		Rights	—	13,538

99.6%		Total Investments	221,188,921	240,936,793
4.3%		Collateral Invested for Securities on Loan	10,363,920	10,363,920
(3	.9)%	Other Assets and Liabilities, Net		(9,476,311)

100.0%		Net Assets		241,824,402

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Australia 6.7%

Capital Goods 0.7%
Ausenco Ltd.	17,400	71,965
Boart Longyear Ltd.	84,216	149,585
Bradken Ltd. (c)	30,855	228,696
Cardno Ltd. (c)	17,400	127,543
Macmahon Holdings Ltd.	463,000	146,939
Monadelphous Group Ltd. (c)	15,660	398,874
NRW Holdings Ltd.	64,902	136,209
Seven Group Holdings Ltd.	17,400	200,577
UGL Ltd. (c)	24,113	252,041

		1,712,429

Commercial & Professional Services 0.5%
Cabcharge Australia Ltd. (c)	36,833	181,374
Mineral Resources Ltd.	8,700	100,378
SAI Global Ltd.	34,800	128,968
Seek Ltd.	48,728	503,841
Transfield Services Ltd.	98,944	198,536
Transpacific Industries Group Ltd. *	65,250	60,788

		1,173,885

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	39,090	34,216
G.U.D. Holdings Ltd. (c)	25,849	195,031

		229,247

Consumer Services 0.3%
Invocare Ltd.	31,764	364,206
Navitas Ltd. (c)	46,424	236,682

		600,888

Diversified Financials 0.1%
FlexiGroup Ltd.	43,500	179,914

Energy 0.5%
Aurora Oil & Gas Ltd. *	87,000	345,577
AWE Ltd. *	114,094	151,845
Beach Energy Ltd.	130,500	189,043
Coalspur Mines Ltd. *(c)	89,175	65,731
Drillsearch Energy Ltd. *	53,425	76,571
Karoon Gas Australia Ltd. *	50,025	357,980

		1,186,747

Food, Beverage & Tobacco 0.3%
GrainCorp Ltd.	52,200	656,240
Senex Energy Ltd. *	120,446	85,082

		741,322

Health Care Equipment & Services 0.3%
Primary Health Care Ltd.	130,032	657,614
Sigma Pharmaceuticals Ltd.	217,935	147,253

		804,867

Materials 1.1%
Beadell Resources Ltd. *	66,349	55,019
CuDeco Ltd. *(c)	20,619	78,947
Discovery Metals Ltd. *	65,250	41,750
Evolution Mining Ltd. *	69,600	96,904
Independence Group NL	43,110	197,278
Kingsgate Consolidated Ltd. (c)	32,494	119,091
Medusa Mining Ltd.	44,232	193,809
Mineral Deposits Ltd. *	7,221	30,679
Mirabela Nickel Ltd. *(c)	130,500	49,432
Mount Gibson Iron Ltd.	139,200	104,742
PanAust Ltd.	109,707	309,983
Perseus Mining Ltd. *	115,827	190,910
Regis Resources Ltd. *	71,516	325,805
Resolute Mining Ltd.	130,065	181,089
Sandfire Resources NL *	20,640	144,742
Silver Lake Resources Ltd. *	66,261	148,558
St. Barbara Ltd. *	74,339	100,458
Sundance Resources Ltd. *	665,115	204,273
Troy Resources Ltd.	13,050	39,412
Western Areas Ltd. (c)	21,750	88,844

		2,701,725

Media 0.0%
Southern Cross Media Group Ltd.	43,500	68,581

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Acrux Ltd.	26,100	108,215
Mesoblast Ltd. *(c)	43,516	294,027
Pharmaxis Ltd. *(c)	60,900	34,602

		436,844

Real Estate 1.0%
Abacus Property Group	95,221	216,411
BWP Trust	158,570	383,113
Challenger Diversified Property Group	34,826	96,263
Charter Hall Group	65,016	250,266
Charter Hall Retail REIT	89,555	362,144
Federation Centres	182,875	458,685
FKP Property Group (c)	71,995	126,035
Investa Office Fund	165,942	518,144

		2,411,061

36 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.8%
Automotive Holdings Group	74,244	315,430
David Jones Ltd. (c)	97,179	277,569
JB Hi-Fi Ltd. (c)	15,074	199,844
Myer Holdings Ltd. (c)	111,468	318,382
Pacific Brands Ltd.	246,558	199,407
Premier Investments Ltd.	17,400	140,903
Super Retail Group Ltd.	21,750	254,284
Wotif.com Holdings Ltd. (c)	25,536	128,621

		1,834,440

Semiconductors & Semiconductor Equipment 0.0%
Silex Systems Ltd. *	21,141	70,124

Software & Services 0.2%
carsales.com Ltd.	21,664	204,708
Iress Ltd.	40,455	332,569

		537,277

Telecommunication Services 0.1%
TPG Telecom Ltd.	85,094	226,499

Transportation 0.2%
Australian Infrastructure Fund	87,000	275,215
Qube Holdings Ltd.	43,500	78,601
Virgin Australia Holdings Ltd. *	576,375	244,876
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—

		598,692

Utilities 0.3%
DUET Group	130,500	295,255
Energy World Corp. Ltd. *	200,100	71,698
Infigen Energy *(c)	181,743	53,027
Spark Infrastructure Group	200,100	335,958

		755,938

		16,270,480

Austria 0.7%

Automobiles & Components 0.1%
Semperit AG Holding	3,623	148,206

Capital Goods 0.1%
Wienerberger AG	24,186	262,442

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	2,212	222,066

Materials 0.0%
Mayr Melnhof Karton AG	910	103,372

Real Estate 0.3%
Atrium European Real Estate Ltd.	37,445	224,844
CA Immobilien Anlagen AG *	17,400	250,568
Conwert Immobilien Invest SE	17,400	220,996
S IMMO AG	8,700	54,709

		751,117

Transportation 0.1%
Oesterreichische Post AG	6,216	250,377

		1,737,580

Belgium 1.1%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	1,131	51,899

Diversified Financials 0.4%
Ackermans & van Haaren N.V.	5,006	456,617
RHJ International *	28,634	151,985
Sofina S.A.	3,514	327,462

		936,064

Materials 0.2%
Nyrstar *	36,063	206,692
Tessenderlo Chemie N.V.	6,121	179,732

		386,424

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ThromboGenics N.V. *	3,480	183,757

Real Estate 0.2%
Befimmo S.C.A. Sicafi	3,153	208,165
Cofinimmo	2,262	268,220

		476,385

Retailing 0.1%
D’Ieteren S.A. N.V.	6,090	267,436

Semiconductors & Semiconductor Equipment 0.0%
Melexis N.V.	4,350	83,712

Technology Hardware & Equipment 0.1%
Barco N.V.	1,479	125,644
EVS Broadcast Equipment S.A.	3,668	235,212

		360,856

		2,746,533

Canada 19.2%

Automobiles & Components 0.1%
Linamar Corp.	9,600	240,455

Banks 0.5%
Canadian Western Bank	9,600	285,745
Genworth MI Canada, Inc.	9,600	235,973
Home Capital Group, Inc. (c)	8,700	485,247
Laurentian Bank of Canada	2,930	128,594

		1,135,559

Capital Goods 0.8%
Aecon Group, Inc.	9,600	112,524
ATS Automation Tooling Systems, Inc. *	19,200	179,478
CAE, Inc.	43,500	426,516
Russel Metals, Inc. (c)	9,600	266,695
Superior Plus Corp.	17,400	194,133
Toromont Industries Ltd.	17,400	389,788
Westport Innovations, Inc. *(c)	8,700	252,694

		1,821,828

Commercial & Professional Services 0.5%
Progressive Waste Solutions Ltd.	18,750	391,943
Ritchie Bros. Auctioneers, Inc. (c)	19,200	436,088
Stantec, Inc.	9,600	398,455
Transcontinental, Inc., Class A	8,700	106,037

		1,332,523

See financial notes 37

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	8,700	311,763
Gildan Activewear, Inc.	17,400	641,805

		953,568

Diversified Financials 0.7%
AGF Management Ltd., Class B	9,600	109,349
Dundee Corp., Class A *	9,600	320,763
Onex Corp.	20,670	934,930
TMX Group Ltd.	4,510	239,922

		1,604,964

Energy 5.2%
Advantage Oil & Gas Ltd. *	28,810	89,677
AltaGas Ltd.	17,400	589,845
Athabasca Oil Corp. *	64,740	638,552
Bankers Petroleum Ltd. *	45,750	136,620
Baytex Energy Corp.	17,400	728,970
Birchcliff Energy Ltd. *	17,400	132,694
BlackPearl Resources, Inc. *	52,200	127,447
Bonavista Energy Corp. (c)	26,100	333,089
Bonterra Energy Corp.	1,240	58,933
Calfrac Well Services Ltd.	8,700	206,488
Celtic Exploration Ltd. *	17,060	449,048
Chinook Energy, Inc. *	26,100	27,927
Crew Energy, Inc. *	9,600	60,231
Denison Mines Corp. *(c)	87,000	111,707
Enerflex Ltd.	9,600	117,566
Enerplus Corp. (c)	26,100	355,684
Ensign Energy Services, Inc.	26,100	435,148
Gibson Energy, Inc.	17,400	426,516
Keyera Corp.	11,520	610,149
Legacy Oil & Gas, Inc. *	18,750	116,726
Mullen Group Ltd.	9,600	204,597
Nuvista Energy Ltd. *	19,200	106,080
Paramount Resources Ltd., A Shares *	8,700	321,072
Pason Systems, Inc.	9,600	151,557
Pembina Pipeline Corp. (c)	43,560	1,226,231
Pengrowth Energy Corp. (c)	60,904	260,073
PetroBakken Energy Ltd. (c)	22,755	188,583
Petrobank Energy & Resources Ltd. *	12,310	9,340
Peyto Exploration & Development Corp.	17,400	426,008
Precision Drilling Corp. (c)	43,500	363,893
Savanna Energy Services Corp.	19,200	134,468
ShawCor Ltd., Class A	9,600	371,562
Tourmaline Oil Corp. *	26,100	933,258
Trican Well Service Ltd.	26,100	337,405
Trilogy Energy Corp.	10,500	278,318
Trinidad Drilling Ltd.	26,100	178,731
Uranium One, Inc. *	95,700	255,063
Veresen, Inc.	26,100	328,519
Vermilion Energy, Inc. (c)	14,680	762,095

		12,589,870

Food & Staples Retailing 0.8%
Empire Co., Ltd., A Shares	8,700	560,649
Metro, Inc.	17,400	1,093,201
The Jean Coutu Group, Inc., A Shares	19,200	296,017

		1,949,867

Food, Beverage & Tobacco 0.2%
Cott Corp.	19,200	184,147
Maple Leaf Foods, Inc.	19,200	245,778

		429,925

Health Care Equipment & Services 0.7%
Catamaran Corp. *	28,580	1,544,857
Extendicare, Inc. (c)	19,200	150,343

		1,695,200

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	9,600	345,509

Materials 4.0%
Alacer Gold Corp. *	43,500	149,788
Alamos Gold, Inc.	19,880	279,428
AuRico Gold, Inc. *	47,817	300,005
Aurizon Mines Ltd. *	28,810	123,866
B2Gold Corp. *	66,990	203,306
Canfor Corp. *	19,200	362,877
Capstone Mining Corp. *	38,410	87,427
CCL Industries, Inc., Class B	9,600	543,849
Centerra Gold, Inc.	26,100	170,099
China Gold International Resources Corp. Ltd. *	28,130	85,097
Detour Gold Corp. *	17,400	340,874
Dundee Precious Metals, Inc. *	18,750	144,083
Endeavour Silver Corp. *	8,700	50,691
First Majestic Silver Corp. *	17,400	282,482
Franco-Nevada Corp.	19,990	969,896
Harry Winston Diamond Corp. *	9,600	150,810
HudBay Minerals, Inc.	30,050	289,670
Imperial Metals Corp. *	18,750	253,879
Inmet Mining Corp.	10,390	686,232
Kirkland Lake Gold, Inc. *	9,150	54,470
Lake Shore Gold Corp. *	43,500	24,542
Lundin Mining Corp. *	78,300	355,684
Major Drilling Group International, Inc.	18,300	162,876
Methanex Corp.	19,200	705,024
Nevsun Resources Ltd.	26,100	95,712
New Gold, Inc. *	65,530	586,427
NovaGold Resources, Inc. *	43,500	173,061
OceanaGold Corp. *(c)	36,600	86,155
Pan American Silver Corp.	26,280	436,871
Pretium Resources, Inc. *	8,700	67,278
Rubicon Minerals Corp. *	43,500	95,205
Seabridge Gold, Inc. *(c)	8,700	109,591
SEMAFO, Inc.	46,210	127,656
Sherritt International Corp.	39,880	205,985
Silver Standard Resources, Inc. *	9,600	98,984
Silvercorp Metals, Inc.	28,130	103,977
Sino-Forest Corp. *(a)(b)	17,700	—
Tahoe Resources, Inc. *(c)	17,400	263,865
Taseko Mines Ltd. *	28,810	82,390
West Fraser Timber Co., Ltd.	5,080	420,019

		9,730,131

Media 1.0%
Aimia, Inc.	34,800	533,145
Astral Media, Inc., A Shares	9,600	448,881
Cineplex, Inc.	8,700	287,983
Cogeco Cable, Inc.	8,700	362,708

38 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Corus Entertainment, Inc.	8,700	215,120
Imax Corp. *	9,150	236,304
Quebecor, Inc., Class B	9,150	393,484
Torstar Corp.	9,150	69,512

		2,547,137

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc.	19,200	135,402

Real Estate 2.2%
Allied Properties Real Estate Investment Trust	9,600	320,296
Artis Real Estate Investment Trust	17,400	271,650
Boardwalk Real Estate Investment Trust	9,600	603,613
Calloway Real Estate Investment Trust	17,400	494,048
Canadian Apartment Properties Real Estate Investment Trust	9,600	237,093
Canadian Real Estate Investment Trust	9,600	438,983
Chartwell Retirement Residences	34,800	372,017
Cominar Real Estate Investment Trust	17,400	382,172
Dundee Real Estate Investment Trust	12,310	440,887
First Capital Realty, Inc.	19,200	354,286
FirstService Corp. *	2,820	89,917
H&R Real Estate Investment Trust	28,130	634,810
InnVest Real Estate Investment Trust	26,100	113,484
Morguard Real Estate Investment Trust	9,600	175,649
Primaris Retail Real Estate Investment Trust	12,540	333,489

		5,262,394

Retailing 0.3%
Dollarama, Inc.	9,370	552,329
Reitmans (Canada) Ltd., Class A	9,150	99,061
RONA, Inc.	17,400	189,563

		840,953

Software & Services 0.4%
MacDonald, Dettwiler & Associates Ltd.	7,790	539,894
Open Text Corp. *	8,700	480,423

		1,020,317

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	19,880	162,822

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	8,700	273,004

Transportation 0.1%
TransForce, Inc.	9,600	206,371

Utilities 0.9%
ATCO Ltd., Class I	8,700	754,020
Atlantic Power Corp.	17,400	173,653
Capital Power Corp.	8,700	193,540
Emera, Inc.	18,750	646,369
Innergex Renewable Energy, Inc.	8,700	88,858
Just Energy Group, Inc. (c)	8,700	65,585
Northland Power, Inc.	8,700	158,167

		2,080,192

		46,357,991

Denmark 1.1%

Banks 0.3%
Jyske Bank A/S *	11,487	382,497
Sydbank A/S *	14,914	303,092

		685,589

Capital Goods 0.1%
NKT Holding A/S	3,969	159,929

Consumer Durables & Apparel 0.1%
Bang & Olufsen A/S *	4,350	49,961
Pandora A/S	6,873	184,027

		233,988

Health Care Equipment & Services 0.2%
GN Store Nord A/S	32,625	584,653

Insurance 0.2%
Topdanmark A/S *	1,939	447,095

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	2,316	166,096
Genmab A/S *	5,220	94,185

		260,281

Software & Services 0.1%
SimCorp A/S	910	234,242

		2,605,777

Finland 2.2%

Capital Goods 0.7%
Cargotec Oyj, B Shares	7,221	222,982
Konecranes Oyj	8,199	299,381
Outotec Oyj	6,960	459,052
Ramirent Oyj	17,228	182,437
Uponor Oyj	8,700	122,156
YIT Oyj	19,065	426,460

		1,712,468

Commercial & Professional Services 0.1%
Lassila & Tikanoja Oyj *	8,702	141,297

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	18,493	306,562

Diversified Financials 0.2%
Pohjola Bank plc, A Shares	28,226	448,350

Materials 0.4%
Huhtamaki Oyj	20,108	389,065
Kemira Oyj	17,400	254,777
Metsa Board Oyj *	53,368	166,054
Tikkurila Oyj	8,700	182,211

		992,107

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	10,932	324,427

Real Estate 0.2%
Citycon Oyj (c)	48,726	158,618
Sponda Oyj	49,468	243,813

		402,431

See financial notes 39

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.0%
Stockmann Oyj Abp, B Shares	4,350	78,082

Software & Services 0.2%
Tieto Oyj	14,225	331,586

Telecommunication Services 0.2%
Elisa Oyj	21,054	444,253

Transportation 0.0%
Finnair Oyj *	17,400	68,699

		5,250,262

France 2.9%

Capital Goods 0.2%
Mersen	3,045	85,111
Nexans S.A. (c)	5,319	265,983
Saft Groupe S.A.	4,470	121,435

		472,529

Commercial & Professional Services 0.2%
Teleperformance	11,345	467,649

Consumer Durables & Apparel 0.1%
Nexity	5,509	187,617

Energy 0.3%
Bourbon S.A. (c)	10,179	277,462
Etablissements Maurel et Prom	17,939	328,101
Maurel & Prom Nigeria *	21,856	94,007

		699,570

Food & Staples Retailing 0.1%
Rallye S.A.	5,224	190,853

Food, Beverage & Tobacco 0.2%
Remy Cointreau S.A.	4,185	529,618
Vilmorin & Cie	474	59,812

		589,430

Health Care Equipment & Services 0.2%
Medica S.A.	12,289	226,531
Orpea	6,090	256,727

		483,258

Materials 0.1%
S.A. des Ciments Vicat	2,784	163,421

Media 0.5%
Havas S.A.	69,600	438,852
Ipsos	5,699	223,779
Metropole Television S.A.	16,066	263,914
Societe d’Edition de Canal +	23,505	158,870
Technicolor S.A. *	21,750	75,637

		1,161,052

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Virbac S.A.	1,274	274,652

Real Estate 0.2%
Mercialys	8,700	184,258
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,212	241,181

		425,439

Software & Services 0.3%
Alten	6,738	269,112
Altran Technologies S.A. *	31,073	240,490
Groupe Steria SCA	5,604	92,093
UbiSoft Entertainment S.A. *	23,519	257,972

		859,667

Technology Hardware & Equipment 0.2%
Ingenico	5,655	343,038
Neopost S.A.	4,883	282,770

		625,808

Utilities 0.2%
Rubis	6,118	420,154

		7,021,099

Germany 4.3%

Automobiles & Components 0.3%
ElringKlinger AG	8,700	314,035
Leoni AG	8,700	392,742

		706,777

Banks 0.1%
Aareal Bank AG *	6,525	150,819

Capital Goods 1.0%
Deutz AG *	27,448	158,105
Gildemeister AG	12,901	320,119
Krones AG	3,696	240,970
KUKA AG *	6,234	279,790
MTU Aero Engines Holding AG	6,406	596,459
Pfeiffer Vacuum Technology AG	2,126	241,810
Rheinmetall AG	2,316	127,623
SGL Carbon SE (c)	6,525	277,155
Vossloh AG	1,566	164,727

		2,406,758

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	4,736	214,725
Rational AG	819	271,588

		486,313

Health Care Equipment & Services 0.1%
Rhoen Klinikum AG	7,221	153,831

Materials 0.8%
Aurubis AG (c)	8,358	587,208
Fuchs Petrolub AG	8,057	574,066
Symrise AG	18,705	710,266

		1,871,540

Media 0.2%
Sky Deutschland AG *	90,050	577,097

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
MorphoSys AG *	7,335	284,805
Stada Arzneimittel AG	11,859	464,031

		748,836

Real Estate 0.5%
Alstria Office REIT-AG	11,691	136,932
Deutsche Euroshop AG	8,199	339,898
Deutsche Wohnen AG	21,750	400,079
DIC Asset AG	8,700	91,367
GAGFAH S.A. *	17,228	190,094
IVG Immobilien AG *(c)	26,100	78,446
Patrizia Immobilien AG *	4,350	37,079

		1,273,895

40 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.1%
BayWa AG	2,610	131,335

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE (c)	17,328	231,295
Dialog Semiconductor plc *	11,710	217,083

		448,378

Software & Services 0.2%
Bechtle AG	1,305	63,859
Wirecard AG	15,781	415,308

		479,167

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	5,538	281,097

Telecommunication Services 0.2%
Freenet AG	24,858	556,368

		10,272,211

Greece 0.4%

Banks 0.1%
Bank of Cyprus plc *	334,986	101,603
Cyprus Popular Bank plc *	654,630	35,945
Piraeus Bank S.A. *	138,078	48,198

		185,746

Capital Goods 0.0%
Ellaktor S.A. *	16,000	42,463
Metka S.A.	3,200	51,039

		93,502

Consumer Services 0.0%
Intralot S.A. Integrated Lottery Systems & Services	19,200	57,983

Diversified Financials 0.0%
Marfin Investment Group Holdings S.A. *	75,016	42,073

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	11,800	137,144

Materials 0.1%
Mytilineos Holdings S.A. *	3,603	24,023
Titan Cement Co. S.A. *	8,550	164,538
Viohalco Hellenic Copper and Aluminum Industry S.A. *	23,738	141,204

		329,765

Retailing 0.1%
JUMBO S.A. *	15,000	143,155

Utilities 0.0%
Athens Water Supply & Sewage Co. S.A.	4,500	35,592

		1,024,960

Hong Kong 4.7%

Automobiles & Components 0.1%
Minth Group Ltd.	190,000	248,438

Capital Goods 0.2%
China Liansu Group Holdings Ltd. (c)	87,000	60,918
China Singyes Solar Technologies Holdings Ltd.	157,800	177,236
Haitian International Holdings Ltd.	91,000	117,581
Lonking Holdings Ltd. (c)	174,000	46,894
Singamas Container Holdings Ltd.	348,000	99,623

		502,252

Consumer Durables & Apparel 0.7%
Billion Industrial Holdings Ltd.	87,000	59,460
Daphne International Holdings Ltd.	191,000	229,796
Haier Electronics Group Co., Ltd. *	91,000	164,284
Samsonite International S.A.	156,600	370,758
Shenzhou International Group Holdings Ltd.	87,000	246,813
Skyworth Digital Holdings Ltd.	420,000	282,172
Stella International Holdings Ltd.	43,500	125,931
Trinity Ltd.	208,000	118,016

		1,597,230

Consumer Services 0.1%
Ajisen China Holdings Ltd. (c)	174,000	125,650
Regal Hotels International Holdings Ltd.	64,000	31,279
REXLot Holdings Ltd. (c)	2,175,000	199,133

		356,062

Diversified Financials 0.1%
Value Partners Group Ltd.	174,000	122,060

Energy 0.1%
Sino Oil & Gas Holdings Ltd. *(c)	5,655,000	117,405
United Energy Group Ltd. *(c)	696,000	113,085

		230,490

Food, Beverage & Tobacco 0.1%
C.P. Pokphand Co., Ltd.	1,668,000	206,488
Uni-President China Holdings Ltd.	122,000	150,241

		356,729

Household & Personal Products 0.1%
NVC Lighting Holdings Ltd.	174,000	43,753
Vinda International Holdings Ltd. (c)	87,000	122,958

		166,711

Materials 0.5%
China Lumena New Materials Corp. (c)	348,000	81,673
China Precious Metal Resources Holdings Co., Ltd. *(c)	348,000	62,825
China Shanshui Cement Group Ltd.	380,000	271,959
China Vanadium Titano - Magnetite Mining Co., Ltd.	261,000	60,918
Dongyue Group (c)	261,000	172,994
Fufeng Group Ltd.	190,000	81,342
North Mining Shares Co., Ltd. *	1,740,000	103,213
West China Cement Ltd.	870,000	166,038
Yingde Gases	130,500	152,800

		1,153,762

Media 0.1%
Phoenix Satellite Television Holdings Ltd.	174,000	73,595
VODone Ltd.	933,999	79,491

		153,086

See financial notes 41

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Anxin-China Holdings Ltd.	696,000	160,653
China Medical System Holdings Ltd.	380,600	348,461
China Shineway Pharmaceutical Group Ltd.	87,000	148,313
Sihuan Pharmaceutical Holdings Group Ltd. (c)	174,000	80,775
Sino Biopharmaceutical Ltd.	696,000	400,286

		1,138,488

Real Estate 0.3%
C C Land Holdings Ltd.	348,000	114,432
Glorious Property Holdings Ltd. *(c)	522,000	99,623
K Wah International Holdings Ltd.	174,000	99,847
Kaisa Group Holdings Ltd. *(c)	348,000	115,778
Lai Sun Development Co., Ltd. *	3,306,000	127,894
Sunlight Real Estate Investment Trust	174,000	80,102
Yuexiu Real Estate Investment Trust	348,000	183,539

		821,215

Retailing 0.7%
China ZhengTong Auto Services Holdings Ltd. *(c)	130,500	104,335
Chow Sang Sang Holdings International Ltd. (c)	26,000	70,575
Emperor Watch & Jewellery Ltd. (c)	1,060,000	116,185
Giordano International Ltd. (c)	174,000	175,013
Hengdeli Holdings Ltd. (c)	380,000	123,974
Intime Department Store Group Co., Ltd.	130,500	160,036
Luk Fook Holdings International Ltd.	103,000	342,012
New World Department Store China Ltd.	174,000	108,149
PCD Stores Group Ltd.	696,000	105,008
SA SA International Holdings Ltd. (c)	348,000	370,220
Silver Base Group Holdings Ltd. (c)	265,800	79,519

		1,755,026

Semiconductors & Semiconductor Equipment 0.1%
Hanergy Solar Group Ltd. *	3,480,000	215,401

Software & Services 0.2%
G-Resources Group Ltd. *	5,529,000	313,708
Kingsoft Corp., Ltd.	174,000	150,781

		464,489

Technology Hardware & Equipment 0.2%
China Wireless Technologies Ltd.	696,000	186,680
Digital China Holdings Ltd.	174,000	273,290
Ju Teng International Holdings Ltd.	174,000	94,238
Tech Pro Technology Development Ltd. *	174,000	65,966

		620,174

Telecommunication Services 0.1%
SmarTone Telecommunications Holding Ltd.	87,000	158,858

Transportation 0.1%
Pacific Basin Shipping Ltd.	570,000	335,906

Utilities 0.4%
China Gas Holdings Ltd.	552,000	537,418
China Oil & Gas Group Ltd. *(c)	600,000	118,378
China Water Affairs Group Ltd.	348,000	112,188
Towngas China Co., Ltd.	182,000	159,825

		927,809

		11,324,186

Ireland 1.3%

Banks 0.3%
The Governor & Co. of the Bank of Ireland *	4,437,000	765,694

Capital Goods 0.5%
DCC plc	13,065	459,893
Grafton Group plc	57,855	361,090
Kingspan Group plc	29,580	344,176

		1,165,159

Consumer Services 0.1%
Paddy Power plc	3,480	287,988

Food, Beverage & Tobacco 0.2%
C&C Group plc	69,600	445,404
Glanbia plc	9,791	113,628

		559,032

Materials 0.2%
Smurfit Kappa Group plc	26,100	406,903

Transportation 0.0%
Aer Lingus Group plc	34,800	56,415

		3,241,191

Israel 0.2%

Health Care Equipment & Services 0.0%
Given Imaging Ltd. *	5,220	82,817

Materials 0.0%
Frutarom Industries Ltd.	4,350	60,558

Semiconductors & Semiconductor Equipment 0.1%
Nova Measuring Instruments Ltd. *	8,700	79,884
Tower Semiconductor Ltd. *	5,784	39,918

		119,802

Software & Services 0.0%
Allot Communications Ltd. *	4,350	62,314

Technology Hardware & Equipment 0.1%
Ceragon Networks Ltd. *	8,700	40,481
Ituran Location and Control Ltd.	3,480	53,084

		93,565

		419,056

Italy 2.2%

Automobiles & Components 0.0%
Piaggio & C S.p.A.	30,450	78,622

Banks 0.5%
Banca Piccolo Credito Valtellinese Scarl	39,150	54,100
Banca Popolare dell’Emilia Romagna Scrl	46,948	337,576
Banca Popolare di Milano Scarl *	604,650	411,054
Banca Popolare di Sondrio Scrl	45,675	276,831

42 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Credito Emiliano S.p.A.	19,890	93,716

		1,173,277

Capital Goods 0.3%
Danieli & C Officine Meccaniche S.p.A.	12,996	223,253
Impregilo S.p.A.	69,600	362,692

		585,945

Consumer Durables & Apparel 0.2%
De’Longhi S.p.A.	4,350	67,220
Tod’s S.p.A.	2,667	386,675

		453,895

Diversified Financials 0.3%
Azimut Holding S.p.A.	30,760	490,210
Banca Generali S.p.A.	12,901	225,837

		716,047

Energy 0.1%
ERG S.p.A.	20,804	186,987

Health Care Equipment & Services 0.2%
DiaSorin S.p.A. (c)	6,090	228,901
Sorin S.p.A. *	123,279	309,444

		538,345

Insurance 0.2%
Fondiaria-Sai S.p.A. *	145,708	221,923
Societa Cattolica di Assicurazioni Scrl *	12,047	200,493

		422,416

Media 0.0%
Arnoldo Mondadori Editore S.p.A. *	17,400	22,975
Gruppo Editoriale L’Espresso S.p.A.	43,500	43,733

		66,708

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	20,488	203,834

Real Estate 0.0%
Beni Stabili S.p.A.	139,328	88,525

Retailing 0.1%
Yoox S.p.A. *(c)	5,221	96,925

Transportation 0.1%
Ansaldo STS S.p.A.	31,456	304,112

Utilities 0.1%
ACEA S.p.A.	17,323	104,313
Hera S.p.A.	121,064	205,597

		309,910

		5,225,548

Japan 13.5%

Automobiles & Components 0.7%
Akebono Brake Industry Co., Ltd. (c)	17,400	77,136
Daido Metal Co., Ltd. (c)	7,000	59,788
Keihin Corp.	8,700	130,415
Musashi Seimitsu Industry Co., Ltd. (c)	8,700	185,297
Nissin Kogyo Co., Ltd.	17,400	280,633
Press Kogyo Co., Ltd.	32,000	158,508
Showa Corp.	8,700	93,073
Toyo Tire & Rubber Co., Ltd.	20,000	82,809
TPR Co., Ltd.	8,700	113,630
TS Tech Co., Ltd.	17,400	426,419
Unipres Corp.	8,700	195,010

		1,802,718

Banks 0.7%
Bank of the Ryukyus Ltd.	8,700	115,422
FIDEA Holdings Co., Ltd.	43,500	106,086
Kiyo Holdings, Inc.	261,000	393,226
The Bank of Okinawa Ltd.	3,200	130,761
The Fukui Bank Ltd.	95,000	187,405
The Miyazaki Bank Ltd.	31,000	90,722
The Oita Bank Ltd.	91,000	332,397
The Toho Bank Ltd.	23,000	71,049
The Tokyo Tomin Bank Ltd.	8,700	87,509
The Tsukuba Bank Ltd.	22,800	92,426
The Yachiyo Bank Ltd.	2,200	54,559
TOMONY Holdings, Inc.	17,400	78,645

		1,740,207

Capital Goods 3.2%
Aica Kogyo Co., Ltd.	17,400	291,006
Aida Engineering Ltd.	8,700	69,687
Amano Corp.	9,100	86,995
Asahi Diamond Industrial Co., Ltd. (c)	9,100	83,247
Central Glass Co., Ltd.	87,000	286,668
Daifuku Co., Ltd.	47,500	349,068
Denyo Co., Ltd.	8,700	111,744
Futaba Corp.	19,000	211,294
Hanwa Co., Ltd.	95,000	402,612
Hitachi Zosen Corp.	227,500	355,084
Inaba Denki Sangyo Co., Ltd.	9,500	289,757
Iseki & Co., Ltd.	91,000	320,561
Iwatani Corp.	87,000	351,734
Kitz Corp.	8,700	43,189
Kyowa Exeo Corp.	28,500	308,601
Maeda Corp. (c)	32,000	136,310
Meidensha Corp.	95,000	293,464
Mirait Holdings Corp.	17,400	169,926
Miura Co., Ltd.	9,100	223,407
Nachi-Fujikoshi Corp.	26,000	104,271
Nichias Corp.	19,000	101,322
Nippo Corp.	8,000	105,615
Nitto Boseki Co., Ltd.	87,000	340,418
Noritz Corp.	17,400	327,217
Oiles Corp. (c)	8,700	169,172
Okumura Corp.	95,000	399,523
OSG Corp.	28,500	389,844
Penta-Ocean Construction Co., Ltd. (c)	43,500	113,630
Sankyo Tateyama, Inc. *	8,700	167,663
Sanwa Holdings Corp.	45,000	231,194
SHO-BOND Holdings Co., Ltd. (c)	9,500	348,038
Sintokogio Ltd.	23,400	216,094
Taikisha Ltd.	8,700	190,955
Takasago Thermal Engineering Co., Ltd.	17,400	131,264
Tsubakimoto Chain Co.	24,000	120,963

		7,841,537

Commercial & Professional Services 0.4%
Daiseki Co., Ltd.	9,500	148,379

See financial notes 43

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Duskin Co., Ltd.	19,000	376,664
Meitec Corp.	9,800	255,994
Mitsubishi Pencil Co., Ltd.	8,700	167,852

		948,889

Consumer Durables & Apparel 0.6%
Alpine Electronics, Inc.	8,700	84,209
Gunze Ltd.	87,000	221,602
JVC Kenwood Corp.	26,100	70,441
Mizuno Corp.	39,000	172,469
Pioneer Corp. *	88,300	183,759
Sangetsu Co., Ltd.	9,500	245,583
Seiko Holdings Corp. *	18,000	53,653
Tamron Co., Ltd.	8,700	201,988
Token Corp.	870	47,715
Tomy Co., Ltd. (c)	38,000	218,296

		1,499,715

Consumer Services 0.5%
Accordia Golf Co., Ltd.	348	330,045
Colowide Co., Ltd. (c)	8,000	84,891
Doutor Nichires Holdings Co., Ltd.	17,400	237,821
HIS Co., Ltd.	4,100	158,872
Saizeriya Co., Ltd.	20,100	259,910
Zensho Holdings Co., Ltd. (c)	8,700	114,573

		1,186,112

Diversified Financials 0.7%
Aiful Corp. *(c)	75,900	493,605
Fuyo General Lease Co., Ltd.	8,700	311,657
IBJ Leasing Co., Ltd.	8,700	230,466
Jaccs Co., Ltd.	14,000	66,161
Japan Securities Finance Co., Ltd.	17,400	120,325
kabu.com Securities Co., Ltd.	17,400	85,812
Orient Corp. *(c)	87,000	291,383

		1,599,409

Energy 0.1%
Itochu Enex Co., Ltd.	8,700	46,395
Modec, Inc.	3,200	83,833
Shinko Plantech Co., Ltd.	8,700	72,421

		202,649

Food & Staples Retailing 0.4%
Ain Pharmaciez, Inc.	1,400	73,444
Arcs Co., Ltd. (c)	8,700	166,626
Cocokara fine, Inc.	8,700	277,050
Cosmos Pharmaceutical Corp.	1,700	194,028
Izumiya Co., Ltd. (c)	10,000	53,219
Ministop Co., Ltd.	2,600	41,934
Okuwa Co., Ltd.	4,000	46,347
Valor Co., Ltd.	8,700	150,501

		1,003,149

Food, Beverage & Tobacco 0.7%
Calbee, Inc.	500	42,814
Fuji Oil Co., Ltd.	26,100	381,910
Fujiya Co., Ltd. (c)	87,000	183,882
Hokuto Corp. (c)	8,700	165,494
Megmilk Snow Brand Co., Ltd.	8,700	136,167
Morinaga Milk Industry Co., Ltd.	95,000	299,642
The Nisshin Oillio Group Ltd.	87,000	317,787
Yonekyu Corp. (c)	26,100	257,153

		1,784,849

Health Care Equipment & Services 0.4%
Nagaileben Co., Ltd.	8,700	113,630
Nihon Kohden Corp.	8,700	303,642
Nikkiso Co., Ltd.	5,000	55,441
Ship Healthcare Holdings, Inc.	8,700	249,986
Toho Holdings Co., Ltd.	17,400	361,353

		1,084,052

Household & Personal Products 0.3%
Aderans Co., Ltd. *(c)	10,400	150,713
Dr Ci:Labo Co., Ltd. (c)	20	57,706
Fancl Corp. (c)	18,200	203,187
Mandom Corp.	9,500	297,686

		709,292

Materials 1.5%
Adeka Corp.	26,100	230,560
Asahi Holdings, Inc.	8,700	171,246
Daio Paper Corp.	10,000	69,911
Earth Chemical Co., Ltd.	8,700	286,197
FP Corp.	1,900	120,475
Fujimi, Inc.	8,700	131,547
Hokuetsu Kishu Paper Co., Ltd.	13,500	72,870
Kureha Corp. (c)	32,000	115,847
Kyoei Steel Ltd.	8,700	158,328
Nifco, Inc.	8,700	179,545
Nihon Parkerizing Co., Ltd.	7,000	114,795
Nippon Light Metal Holdings Co., Ltd. *(c)	194,600	225,690
Nippon Soda Co., Ltd.	13,000	59,885
NOF Corp.	32,000	152,959
Okabe Co., Ltd.	8,700	67,706
Sanyo Special Steel Co., Ltd. (c)	30,000	124,864
Sumitomo Light Metal Industries Ltd.	87,000	85,812
Toagosei Co., Ltd.	58,000	236,375
Toho Zinc Co., Ltd.	25,000	101,886
Tokyo Ohka Kogyo Co., Ltd.	8,700	178,602
Topy Industries Ltd.	50,000	115,435
Toyo Ink SC Holdings Co., Ltd.	50,000	216,779
Yodogawa Steel Works Ltd.	87,000	324,388

		3,541,702

Media 0.3%
Avex Group Holdings, Inc.	8,700	240,084
Kadokawa Group Holdings, Inc. (c)	8,700	229,146
Shochiku Co., Ltd.	20,000	210,709

		679,939

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Kaken Pharmaceutical Co., Ltd.	3,000	52,450
KYORIN Holdings, Inc.	9,300	212,188
Nichi-iko Pharmaceutical Co., Ltd.	9,500	204,498
Seikagaku Corp.	19,400	209,855

		678,991

Real Estate 0.3%
Daibiru Corp.	8,700	87,038
Daikyo, Inc.	25,000	60,427
Heiwa Real Estate Co., Ltd.	8,700	129,849
Kenedix, Inc. *	447	117,637
Leopalace21 Corp. *(c)	26,100	95,619
TOC Co., Ltd.	17,400	117,307

		607,877

44 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.6%
AOKI Holdings, Inc.	2,600	61,914
Arc Land Sakamoto Co., Ltd.	8,700	140,882
Bic Camera, Inc. (c)	87	41,303
DCM Holdings Co., Ltd. (c)	17,400	122,777
EDION Corp.	17,400	76,005
Geo Holdings Corp.	87	91,187
Gulliver International Co., Ltd.	1,170	48,824
Joshin Denki Co., Ltd.	10,000	100,043
Megane TOP Co., Ltd.	8,700	99,580
Parco Co., Ltd. (c)	8,700	83,643
Tsutsumi Jewelry Co., Ltd.	8,700	235,747
Xebio Co., Ltd.	8,700	171,152
Yellow Hat Ltd.	8,700	136,167

		1,409,224

Semiconductors & Semiconductor Equipment 0.1%
Sanken Electric Co., Ltd. (c)	18,000	81,357
Tokyo Seimitsu Co., Ltd.	8,700	167,475

		248,832

Software & Services 0.5%
Fuji Soft, Inc.	8,700	200,102
GMO internet, Inc.	13,300	107,974
Ines Corp.	10,100	75,755
IT Holdings Corp.	8,700	120,420
Net One Systems Co., Ltd.	17,400	158,610
Nihon Unisys Ltd.	17,400	136,733
SCSK Corp.	8,700	169,078
Transcosmos, Inc.	8,700	118,534

		1,087,206

Technology Hardware & Equipment 0.9%
Anritsu Corp.	12,000	178,322
Canon Electronics, Inc.	8,700	175,773
Daiwabo Holdings Co., Ltd.	87,000	170,681
Horiba Ltd.	9,500	298,098
Hosiden Corp.	34,800	212,361
Nichicon Corp.	30,100	275,030
Oki Electric Industry Co., Ltd. *(c)	87,000	98,071
Riso Kagaku Corp.	2,600	52,304
Ryosan Co., Ltd.	9,500	194,098
Star Micronics Co., Ltd. (c)	8,700	88,924
Topcon Corp. (c)	8,700	84,774
Wacom Co., Ltd.	87	314,486

		2,142,922

Transportation 0.3%
Japan Airport Terminal Co., Ltd.	10,400	117,459
Nippon Konpo Unyu Soko Co., Ltd.	8,700	121,834
Sankyu, Inc.	87,000	403,599
The Sumitomo Warehouse Co., Ltd.	32,000	183,828

		826,720

		32,625,991

Netherlands 1.7%

Capital Goods 0.4%
Aalberts Industries N.V.	16,530	366,298
Arcadis N.V.	9,599	268,554
Koninklijke BAM Groep N.V.	38,674	157,748
Royal Imtech N.V. (c)	13,138	147,164

		939,764

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	5,846	141,277
TomTom N.V. *(c)	10,440	44,099

		185,376

Diversified Financials 0.1%
BinckBank N.V.	14,979	151,689

Food & Staples Retailing 0.0%
Sligro Food Group N.V.	3,415	110,945

Food, Beverage & Tobacco 0.3%
CSM N.V.	12,901	288,664
Nutreco N.V.	5,267	490,545

		779,209

Insurance 0.2%
Delta Lloyd N.V.	21,750	385,577

Real Estate 0.3%
Eurocommercial Properties N.V.	7,833	300,353
Nieuwe Steen Investments N.V.	10,353	74,510
VastNed Retail N.V.	4,090	173,218
Wereldhave N.V.	3,332	234,140

		782,221

Retailing 0.0%
Beter Bed Holding N.V.	2,610	50,842

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	9,048	360,190

Software & Services 0.1%
Unit 4 N.V.	4,350	144,364

Technology Hardware & Equipment 0.1%
TKH Group N.V.	9,096	238,368

		4,128,545

New Zealand 0.3%

Insurance 0.0%
TOWER Ltd.	39,150	62,322

Real Estate 0.1%
Goodman Property Trust	210,471	183,226
Precinct Properties New Zealand Ltd.	87,000	74,296

		257,522

Transportation 0.1%
Freightways Ltd.	26,100	96,296
Mainfreight Ltd.	8,700	86,197

		182,493

Utilities 0.1%
Infratil Ltd.	147,572	290,586

		792,923

Norway 2.0%

Banks 0.1%
Sparebanken 1 SMN	26,645	213,283

Capital Goods 0.1%
Kongsberg Gruppen A.S.A.	12,180	249,062

Commercial & Professional Services 0.2%
Tomra Systems A.S.A.	42,487	412,120

See financial notes 45

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.8%
DNO International A.S.A. *	182,700	329,848
Fred. Olsen Energy A.S.A.	5,101	222,879
Petroleum Geo-Services A.S.A.	32,625	516,029
Prosafe SE	34,800	350,938
TGS Nopec Geophysical Co. A.S.A.	16,095	610,978

		2,030,672

Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A.	13,050	82,109
Cermaq A.S.A. *	10,875	187,215
Marine Harvest *	391,500	413,621

		682,945

Media 0.2%
Schibsted A.S.A.	12,574	535,115

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *(c)	8,016	269,829

Real Estate 0.1%
Norwegian Property A.S.A.	102,688	161,524

Semiconductors & Semiconductor Equipment 0.0%
Nordic Semiconductor A.S.A. *(c)	35,984	99,367

Software & Services 0.1%
Atea A.S.A.	20,488	235,435
Opera Software A.S.A.	8,700	54,739

		290,174

		4,944,091

Portugal 0.3%

Banks 0.0%
Banco BPI S.A. - Reg’d *	52,200	85,032

Capital Goods 0.1%
Sonae	194,235	180,293

Materials 0.1%
Altri SGPS S.A.	23,364	55,744
Portucel S.A.	32,494	115,421

		171,165

Media 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	78,513	353,095

		789,585

Republic of Korea 4.1%

Automobiles & Components 0.1%
Nexen Tire Corp.	9,130	131,112
S&T Dynamics Co., Ltd.	3,200	35,906
Ssangyong Motor Co. *	20,300	118,295

		285,313

Banks 0.1%
Jeonbuk Bank	18,054	89,701

Capital Goods 0.4%
Doosan Engineering & Construction Co., Ltd. *	14,500	37,428
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	4,290	26,029
Hyundai Elevator Co., Ltd. *	1,469	117,078
Korea Electric Terminal Co., Ltd.	2,000	54,118
LG International Corp.	6,563	257,592
LS Industrial Systems Co., Ltd.	2,126	131,154
Sung Kwang Bend Co., Ltd.	3,300	72,837
Taihan Electric Wire Co., Ltd. *	19,579	70,156
TK Corp. *	3,399	79,731
Unison Co., Ltd. *	4,000	23,642

		869,765

Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineer Co., Ltd.	1,420	68,848

Consumer Durables & Apparel 0.3%
Fila Korea Ltd.	1,500	81,592
Handsome Co., Ltd.	2,000	50,054
Hanssem Co., Ltd.	2,000	36,202
LG Fashion Corp.	5,800	159,084
Youngone Corp.	4,000	138,526
Youngone Holdings Co., Ltd.	1,780	114,412

		579,870

Consumer Services 0.3%
Grand Korea Leisure Co., Ltd.	2,500	64,068
Hana Tour Service, Inc.	2,970	185,964
Hotel Shilla Co., Ltd.	7,420	326,519
MegaStudy Co., Ltd.	600	43,719
Paradise Co., Ltd.	4,500	81,038

		701,308

Diversified Financials 0.3%
KIWOOM Securities Co., Ltd.	2,840	161,825
Macquarie Korea Infrastructure Fund	59,000	366,698
TONGYANG Securities, Inc.	32,590	124,302

		652,825

Energy 0.0%
SK Gas Co., Ltd.	500	35,140

Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	960	121,017
Daesang Corp.	12,320	372,049
Lotte Samkang Co., Ltd.	60	41,114
Maeil Dairy Industry Co., Ltd.	2,000	62,614
Ottogi Corp.	200	46,545
Samyang Holdings Corp.	1,310	83,960

		727,299

Health Care Equipment & Services 0.0%
Chabio & Diostech Co., Ltd. *	6,400	64,129

Insurance 0.3%
Korean Reinsurance Co.	23,700	256,080
LIG Insurance Co., Ltd.	7,100	153,104
Meritz Fire & Marine Insurance Co., Ltd.	19,082	204,420

		613,604

Materials 0.6%
Capro Corp.	4,950	52,799
EG Corp.	2,310	85,759
Foosung Co., Ltd. *	20,000	86,902
Hansol Paper Co.	5,000	50,101
Huchems Fine Chemical Corp.	4,000	90,319
Kolon Industries, Inc.	2,920	151,012
Lock & Lock Co., Ltd.	2,000	51,070

46 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Poongsan Corp.	5,250	141,332
Seah Besteel Corp.	5,890	181,951
SK Chemicals Co., Ltd.	5,070	268,290
Soulbrain Co., Ltd.	1,540	59,733
Ssangyong Cement Industrial Co., Ltd. *	7,030	51,938
Taekwang Industrial Co., Ltd.	140	133,817
Young Poong Corp.	100	98,723

		1,503,746

Media 0.1%
CJ CGV Co., Ltd.	4,500	174,959
KT Skylife Co., Ltd.	2,500	72,496
SM Entertainment Co. *	1,728	69,578

		317,033

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Dong-A Pharmaceutical Co., Ltd. (a)	3,000	343,546
Green Cross Corp.	400	54,857
Hanmi Pharm Co., Ltd. *	920	129,144
Ilyang Pharmaceutical Co., Ltd. *	1,500	44,883
LG Life Sciences Ltd. *	1,920	99,650
Medipost Co., Ltd. *	701	61,501
Seegene, Inc. *	1,250	73,765

		807,346

Retailing 0.3%
CJ O Shopping Co., Ltd.	408	115,487
Dongsuh Cos., Inc.	3,600	70,648
GS Home Shopping, Inc.	448	80,347
Hyundai Greenfood Co. Ltd.	10,010	161,314
Hyundai Home Shopping Network Corp.	1,540	193,420
Interpark Corp.	7,700	50,346
Lotte Himart Co., Ltd.	2,000	129,476

		801,038

Semiconductors & Semiconductor Equipment 0.2%
GemVax & Kael Co., Ltd. *	3,295	111,373
Hansol Technics Co., Ltd. *	1,340	26,730
Seoul Semiconductor Co., Ltd.	11,280	301,057
Silicon Works Co., Ltd.	1,920	37,768
STS Semiconductor & Telecommunications *	2,630	14,184

		491,112

Software & Services 0.0%
Daou Technology, Inc.	4,100	66,640

Technology Hardware & Equipment 0.3%
Daeduck Electronics Co., Ltd.	9,350	97,142
Daeduck GDS Co., Ltd.	3,200	56,445
LG Innotek Co., Ltd. *	2,750	192,252
Partron Co., Ltd.	3,200	69,743
SFA Engineering Corp.	3,616	196,691
Sindoh Co., Ltd.	750	45,021

		657,294

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	59,000	246,554

Transportation 0.1%
Asiana Airlines, Inc. *	23,700	130,229
Hanjin Shipping Holdings Co., Ltd. *	8,740	45,846
Hanjin Transportation Co., Ltd.	3,950	74,781

		250,856

Utilities 0.0%
Samchully Co., Ltd.	590	62,115

		9,891,536

Singapore 2.4%

Capital Goods 0.1%
Gallant Venture Ltd. *(c)	435,000	100,162
STX OSV Holdings Ltd. (c)	87,000	88,915
Tat Hong Holdings Ltd.	87,000	106,839

		295,916

Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(b)	884,000	—

Consumer Services 0.0%
GuocoLeisure Ltd. (c)	87,000	52,014
Raffles Education Corp., Ltd. *	174,000	53,419

		105,433

Energy 0.2%
Ezion Holdings Ltd. (a)(c)	87,000	140,226
Ezra Holdings Ltd. *(c)	190,000	173,460
Swiber Holdings Ltd. (c)	87,000	48,499

		362,185

Food, Beverage & Tobacco 0.2%
GMG Global Ltd.	1,653,000	185,633
Pacific Andes Resources Development Ltd. (c)	348,000	40,205
Super Group Ltd.	87,000	264,989

		490,827

Health Care Equipment & Services 0.2%
Biosensors International Group Ltd. *	174,000	179,939
Raffles Medical Group Ltd.	87,000	227,736

		407,675

Materials 0.0%
Midas Holdings Ltd. (c)	174,000	73,100

Real Estate 1.2%
Ascendas India Trust (c)	87,000	58,691
Ascott Residence Trust (c)	87,000	94,538
CDL Hospitality Trusts	190,000	317,754
Fortune Real Estate Investment Trust	174,000	150,780
Frasers Centrepoint Trust	87,000	144,092
Keppel REIT (c)	87,000	94,187
Lippo Malls Indonesia Retail Trust	261,000	109,651
Mapletree Commercial Trust	174,000	189,077
Mapletree Industrial Trust	174,000	196,809
Mapletree Logistics Trust	522,000	514,514
Parkway Life Real Estate Investment Trust	87,000	170,099
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (c)	87,000	87,510
Suntec Real Estate Investment Trust	446,000	646,795

		2,774,497

Software & Services 0.0%
CSE Global Ltd.	87,000	61,854

See financial notes 47

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.1%
LionGold Corp., Ltd. *(c)	273,000	237,104

Transportation 0.2%
Goodpack Ltd. (c)	100,000	154,716
SATS Ltd.	174,000	413,299

		568,015

Utilities 0.2%
Cityspring Infrastructure Trust	174,000	64,666
Hyflux Ltd. (c)	261,000	296,267
Sound Global Ltd. (c)	174,000	91,376

		452,309

		5,828,915

Spain 1.4%

Capital Goods 0.3%
Abengoa S.A. *	30,500	79,828
Construcciones y Auxiliar de Ferrocarriles S.A.	637	273,694
Obrascon Huarte Lain S.A.	12,374	413,326
Sacyr Vallehermoso S.A. *(c)	25,250	55,656

		822,504

Commercial & Professional Services 0.1%
Prosegur, Compagnia de Seguridad S.A. - Reg’d	52,200	307,097

Consumer Services 0.1%
Melia Hotels International S.A.	17,717	140,711
NH Hoteles S.A. *	34,800	139,672

		280,383

Diversified Financials 0.1%
Bolsas y Mercados Espanoles (c)	8,700	227,479

Energy 0.1%
Tecnicas Reunidas S.A.	5,679	286,509

Food, Beverage & Tobacco 0.3%
Ebro Foods S.A.	17,593	337,873
Viscofan S.A.	5,101	267,685

		605,558

Insurance 0.1%
Grupo Catalana Occidente S.A.	11,060	247,977

Materials 0.1%
Ence Energia Y Celulosa S.A.	42,911	132,956
Tubacex S.A. *	38,076	117,478

		250,434

Media 0.1%
Antena 3 de Television S.A.	16,284	96,865
Promotora de Informaciones S.A., A Shares *	67,755	19,930

		116,795

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	10,353	131,695
Faes Farma S.A.	34,800	102,593
Zeltia S.A. *	66,063	115,301

		349,589

		3,494,325

Sweden 2.8%

Capital Goods 0.5%
Lindab International AB	13,517	108,841
NCC AB, B Shares	13,586	355,169
Peab AB	36,738	214,540
Trelleborg AB, B Shares	42,384	602,996

		1,281,546

Commercial & Professional Services 0.1%
Intrum Justitia AB	4,350	78,287
Loomis AB, B Shares	15,005	288,670

		366,957

Consumer Durables & Apparel 0.1%
JM AB	8,700	200,105

Consumer Services 0.2%
Betsson AB *	6,193	204,656
Rezidor Hotel Group AB *(c)	41,772	200,257
SkiStar AB	5,191	70,469

		475,382

Diversified Financials 0.3%
Avanza Bank Holding AB (c)	7,540	212,905
Investment AB Oresund *	6,090	112,437
L E Lundbergforetagen AB, B Shares	7,753	323,568

		648,910

Food & Staples Retailing 0.2%
Axfood AB	7,569	318,237
Hakon Invest AB	7,435	202,789

		521,026

Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	8,700	409,658

Materials 0.2%
BillerudKorsnas AB	20,894	212,328
Hoganas AB, B Shares	5,089	256,601

		468,929

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	31,158	352,887

Real Estate 0.7%
Castellum AB	30,978	467,157
Fabege AB	26,709	296,283
Hufvudstaden AB, A Shares	21,759	300,788
Kungsleden AB	31,514	203,395
Wallenstam AB, B Shares	17,400	230,812
Wihlborgs Fastigheter AB	10,818	180,006

		1,678,441

Retailing 0.1%
Mekonomen AB	3,654	125,853

Technology Hardware & Equipment 0.1%
Axis Communications AB (c)	7,420	194,551

		6,724,245

Switzerland 3.0%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	1,001	182,029

48 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.2%
Basler Kantonalbank	910	96,929
St. Galler Kantonalbank AG - Reg’d	455	194,540
Valiant Holding AG - Reg’d *	2,786	255,851

		547,320

Capital Goods 0.9%
Belimo Holding AG - Reg’d	95	203,601
Bucher Industries AG - Reg’d	1,740	382,979
Georg Fischer AG - Reg’d *	910	414,922
Huber & Suhner AG - Reg’d	4,565	227,712
Kaba Holding AG, B Shares - Reg’d *	910	397,125
OC Oerlikon Corp. AG - Reg’d *	39,513	486,926
Schweiter Technologies AG *	198	117,756

		2,231,021

Commercial & Professional Services 0.0%
Gategroup Holding AG *	2,175	43,700

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	438	288,652

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	546	169,674

Diversified Financials 0.1%
Vontobel Holding AG - Reg’d	6,738	234,660

Food, Beverage & Tobacco 0.0%
Emmi AG *	348	96,211

Health Care Equipment & Services 0.2%
Galenica AG - Reg’d	783	453,506

Insurance 0.2%
Helvetia Holding AG - Reg’d	1,092	442,908

Materials 0.0%
Schmolz + Bickenbach AG - Reg’d *	26,100	70,760

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Tecan Group AG - Reg’d *	2,534	224,155

Real Estate 0.2%
Allreal Holding AG - Reg’d *	1,748	258,304
Mobimo Holding AG - Reg’d *	1,305	298,422

		556,726

Retailing 0.3%
Dufry AG - Reg’d *	3,915	535,733
Valora Holding AG - Reg’d	546	116,958

		652,691

Software & Services 0.1%
Temenos Group AG - Reg’d *	9,001	204,963

Technology Hardware & Equipment 0.1%
Logitech International S.A. - Reg’d *(c)	30,891	209,537

Transportation 0.3%
Flughafen Zuerich AG - Reg’d	546	253,488
Panalpina Welttransport Holding AG - Reg’d	3,332	353,123

		606,611

		7,215,124

United Kingdom 19.7%

Banks 0.1%
Paragon Group Cos. plc	70,657	334,846

Capital Goods 2.5%
Ashtead Group plc	79,605	622,308
Balfour Beatty plc	95,299	412,857
Bodycote plc	31,518	261,222
Carillion plc	68,218	320,181
Chemring Group plc	29,669	124,750
Fenner plc	30,102	193,831
Galliford Try plc	8,700	119,516
Interserve plc	13,050	97,798
Keller Group plc	8,700	98,122
Kier Group plc	6,090	118,974
Melrose Industries plc	189,427	743,868
Morgan Crucible Co. plc	42,630	190,313
Qinetiq Group plc	107,233	334,013
Senior plc	87,000	320,118
SIG plc	123,279	260,861
Spirax-Sarco Engineering plc	14,112	515,611
Travis Perkins plc	34,800	672,987
Ultra Electronics Holdings plc	11,786	302,708
Vesuvius plc	46,478	270,000

		5,980,038

Commercial & Professional Services 1.4%
Babcock International Group plc	42,418	690,888
Berendsen plc	36,833	381,590
De La Rue plc	18,566	261,250
Homeserve plc	55,427	198,980
ITE Group plc	66,738	269,471
Michael Page International plc	57,257	373,119
Mitie Group plc	72,308	314,901
Regus plc	148,516	300,737
RPS Group plc	54,421	201,399
Shanks Group plc	60,900	76,266
Sthree plc	17,400	93,830
WS Atkins plc	23,695	312,561

		3,474,992

Consumer Durables & Apparel 1.3%
Barratt Developments plc *	162,255	591,354
Bellway plc	24,797	436,255
Bovis Homes Group plc	21,498	210,645
Persimmon plc	43,935	609,224
Redrow plc *	75,895	214,857
Taylor Wimpey plc	540,705	665,639
The Berkeley Group Holdings plc *	15,751	455,471

		3,183,445

Consumer Services 1.2%
Betfair Group plc	8,700	92,047
Bwin.Party Digital Entertainment plc	121,800	273,817
Dignity plc	12,371	238,300
Domino’s Pizza Group plc	25,114	204,714
Greene King plc	41,269	436,631
J.D. Wetherspoon plc	27,500	218,528
Marston’s plc	134,244	286,101
Millennium & Copthorne Hotels plc	33,545	275,475
Mitchells & Butlers plc *	70,157	364,106
Rank Group plc	43,500	108,290

See financial notes 49

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Restaurant Group plc	42,289	268,903

		2,766,912

Diversified Financials 1.7%
Aberdeen Asset Management plc	160,950	1,050,306
Close Brothers Group plc	23,790	377,010
F&C Asset Management plc	87,000	135,627
Henderson Group plc	110,929	267,395
IG Group Holdings plc	55,340	414,304
Intermediate Capital Group plc	77,627	460,613
International Personal Finance	42,497	257,711
Jupiter Fund Management plc	43,500	221,930
Provident Financial plc	21,750	483,676
Rathbone Brothers plc	7,097	151,790
Tullett Prebon plc	41,079	174,472

		3,994,834

Energy 0.9%
Afren plc *	161,646	348,917
Anglo Pacific Group plc	8,700	37,539
Bumi plc *	10,440	53,263
Enquest plc *	123,279	248,885
Heritage Oil plc *	17,400	50,632
Hunting plc	26,535	350,023
Premier Oil plc *	80,475	467,251
Salamander Energy plc *	62,329	190,738
SOCO International plc *	60,405	338,618

		2,085,866

Food & Staples Retailing 0.1%
Booker Group plc	185,780	329,100

Food, Beverage & Tobacco 0.6%
Britvic plc	49,890	320,870
Cranswick plc	16,398	247,793
Dairy Crest Group plc	43,015	277,502
Devro plc	55,114	295,321
Greggs plc	23,490	178,462

		1,319,948

Health Care Equipment & Services 0.1%
United Drug plc	49,044	213,140

Household & Personal Products 0.1%
PZ Cussons plc	52,200	320,910

Insurance 1.2%
Amlin plc	75,568	489,461
Beazley plc	126,193	388,473
Catlin Group Ltd.	60,779	465,911
Hiscox Ltd.	62,933	498,662
Jardine Lloyd Thompson Group plc	25,536	309,324
Lancashire Holdings Ltd.	28,101	387,956
Phoenix Group Holdings	16,758	164,201
St. James’s Place plc	30,855	228,093

		2,932,081

Materials 1.8%
Alent plc *	46,478	263,157
AZ Electronic Materials S.A.	43,500	255,275
Croda International plc	19,116	752,124
DS Smith plc	161,844	593,050
Elementis plc	67,860	253,503
Filtrona plc	39,150	379,446
Hochschild Mining plc	32,474	191,359
Kenmare Resources plc *	289,493	153,803
Mondi plc	59,378	761,172
Petropavlovsk plc	37,208	170,456
RPC Group plc	21,750	145,268
Victrex plc	14,320	352,575

		4,271,188

Media 0.6%
Informa plc	91,350	695,404
Rightmove plc	13,920	364,068
UBM plc	30,450	357,755

		1,417,227

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
BTG plc *	60,900	304,138
Dechra Pharmaceuticals plc	13,050	138,764
Genus plc	10,133	221,492
Hikma Pharmaceuticals plc	27,275	358,542

		1,022,936

Real Estate 1.0%
Big Yellow Group plc	31,419	178,084
Capital & Counties Properties plc	105,758	425,579
Derwent London plc	14,035	469,337
Grainger plc	66,643	137,983
Great Portland Estates plc	54,829	409,730
Helical Bar plc	26,765	93,241
Londonmetric Property plc	43,500	71,710
Savills plc	30,148	243,002
Shaftesbury plc	37,981	336,407
Unite Group plc	35,794	157,622

		2,522,695

Retailing 1.1%
Carpetright plc *	9,694	97,855
Debenhams plc	243,600	348,881
Dixons Retail plc *	389,728	161,149
Dunelm Group plc	13,050	148,569
Halfords Group plc	37,350	178,647
Home Retail Group plc (c)	126,774	244,779
Howden Joinery Group plc	117,450	381,526
Inchcape plc	66,990	514,030
N Brown Group plc	52,200	314,888
Sports Direct International plc *	13,054	82,729
WH Smith plc (c)	20,880	213,782

		2,686,835

Semiconductors & Semiconductor Equipment 0.1%
CSR plc	28,634	199,548
Wolfson Microelectronics plc *	17,400	51,570

		251,118

Software & Services 0.6%
Aveva Group plc	10,579	370,307
Computacenter plc	17,400	128,179
Fidessa Group plc	8,484	241,597
Micro Focus International plc	32,203	336,068
SDL plc	8,700	68,672
Telecity Group plc	24,360	345,737

		1,490,560

Technology Hardware & Equipment 1.5%
Domino Printing Sciences plc	14,840	157,685
Electrocomponents plc	79,650	311,088
Halma plc	47,850	357,795

50 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Imagination Technologies Group plc *	40,455	313,184
Laird plc	76,560	288,095
Oxford Instruments plc	10,986	286,331
Premier Farnell plc	78,300	261,482
Renishaw plc	4,350	129,222
Rotork plc	14,048	608,165
Spectris plc	14,101	508,360
Spirent Communications plc	123,279	287,247

		3,508,654

Telecommunication Services 0.3%
Cable & Wireless Communications plc	208,021	132,874
Colt Group S.A. *	102,688	202,794
Kcom Group plc	78,300	90,865
TalkTalk Telecom Group plc	87,000	335,437

		761,970

Transportation 0.9%
BBA Aviation plc	73,950	286,580
easyJet plc	36,596	553,842
FirstGroup plc	78,049	229,367
Go-Ahead Group plc	12,289	265,821
National Express Group plc	97,749	326,432
Stagecoach Group plc	96,448	435,550
Stobart Group Ltd. (c)	102,688	143,717

		2,241,309

Utilities 0.2%
Pennon Group plc	49,795	495,091

		47,605,695

Total Common Stock
(Cost $218,196,866)		237,537,849

Other Investment Companies 0.9% of net assets

Switzerland 0.2%
BB Biotech AG - Reg’d *	2,221	242,996
Schroder ImmoPLUS	190	210,116
Swisscanto Real Estate Fund Ifca	1,181	149,840

		602,952

United Kingdom 0.1%
F&C Commercial Property Trust Ltd.	92,430	144,092

United States 0.6%
iShares MSCI EAFE Small Cap Index Fund (c)	24,000	1,032,000
State Street Institutional U.S. Government Money Market Fund	307,970	307,970

		1,339,970

Total Other Investment Companies
(Cost $2,014,902)		2,087,014

Preferred Stock 0.5% of net assets

Germany 0.5%

Capital Goods 0.1%
Jungheinrich AG	2,485	109,223
KSB AG	182	108,726

		217,949

Materials 0.2%
Fuchs Petrolub AG	4,878	377,023

Media 0.2%
ProSiebenSat.1 Media AG	17,340	598,474

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	870	60,077

		1,253,523

Italy 0.0%

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *	21,874	44,869

Total Preferred Stock
(Cost $977,153)		1,298,392

Rights 0.0% of net assets

Finland 0.0%

Real Estate 0.0%
Citycon Oyj *	45,750	12,560

Republic of Korea 0.0%

Capital Goods 0.0%
Doosan Engineering & Construction Co., Ltd. *(a)	11,145	978

Total Rights
(Cost $—)		13,538

End of Investments

Collateral Invested for Securities on Loan 4.3% of net assets

State Street Institutional U.S. Government Money Market Fund	10,363,920	10,363,920

Total Collateral Invested for Securities on Loan
(Cost $10,363,920)		10,363,920

End of Collateral Invested for Securities on Loan

See financial notes 51

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

At 02/28/13, the tax basis cost of the fund’s investments was $221,191,970 and the unrealized appreciation and depreciation were $36,715,337 and ($16,970,514), respectively, with a net unrealized appreciation of $19,744,823.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$221,817,398	$—	$—	$221,817,398
Republic of Korea[1]	9,084,190	—	—	9,084,190
Pharmaceuticals, Biotechnology & Life Sciences	463,800	—	343,546	807,346
Singapore[1]	5,466,730	—	—	5,466,730
Consumer Durables & Apparel	—	—	—	—
Energy	221,959	—	140,226	362,185
Preferred Stock[1]	1,298,392	—	—	1,298,392
Rights[1]	12,560	—	—	12,560
Republic of Korea[1]	—	—	978	978
Other Investment Companies[1]	2,087,014	—	—	2,087,014

Total	$240,452,043	$—	$484,750	$240,936,793

Other Financial Instruments
Collateral Invested for Securities on Loan	$10,363,920	$—	$—	$10,363,920

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	February 28,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Republic of Korea	$—	$—	$90,775	$—	$—	$252,771	$—	$343,546
Singapore	—	—	55,866	30,231	—	54,129	—	$140,226
Rights
Australia	19,152	1,242	(19,152)	—	(1,242)	—	—	—
Republic of Korea	—	—	978	—	—	—	—	978
Norway	1,383	—	(1,383)	—	—	—	—	—

Total	$20,535	$1,242	$127,084	$30,231	($1,242)	$306,900	$—	$484,750

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 investments held by the fund at February 28, 2013 was $123,503.

52 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers into Level 3 from Level 1 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended February 28, 2013.

See financial notes 53

 Schwab International Small-Cap Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $221,188,921) including securities on loan of $10,529,896		$240,936,793
Collateral invested for securities on loan		10,363,920
Foreign currency, at value (cost $287,069)		282,000
Receivables:
Fund shares sold		2,779,579
Dividends		316,505
Foreign tax reclaims		40,309
Income from securities on loan		16,187
Interest	+	2

Total assets		254,735,295

Liabilities

Collateral held for securities on loan		10,363,920
Payables:
Investments bought		2,543,083
Investment adviser fees	+	3,890

Total liabilities		12,910,893

Net Assets

Total assets		254,735,295
Total liabilities	—	12,910,893

Net assets		$241,824,402

Net Assets by Source
Capital received from investors		238,356,968
Distributions in excess of net investment income		(2,775,166)
Net realized capital losses		(13,497,103)
Net unrealized capital gains		19,739,703

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$241,824,402		8,700,000		$27.80

54 See financial notes

 Schwab International Small-Cap Equity ETF

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $151,988)		$1,766,152
Securities on loan	+	86,415

Total investment income		1,852,567

Expenses

Investment adviser fees		206,653

Total expenses	−	206,653

Net investment income		1,645,914

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(3,077,664)
Net realized losses on foreign currency transactions	+	(8,995)

Net realized losses		(3,086,659)
Net unrealized gains on investments		27,948,363
Net unrealized losses on foreign currency translations	+	(15,170)

Net unrealized gains	+	27,933,193

Net realized and unrealized gains		24,846,534

Net increase in net assets resulting from operations		$26,492,448

See financial notes 55

 Schwab International Small-Cap Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$1,645,914	$4,049,282
Net realized losses		(3,086,659)	(6,245,748)
Net unrealized gains (losses)	+	27,933,193	(8,319,145)

Net increase (decrease) in net assets resulting from operations		26,492,448	(10,515,611)

Distributions to Shareholders

Distributions from net investment income		($6,079,500)	($4,859,831)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,300,000	$61,801,853	900,000	$23,266,002
Shares redeemed	+	—	—	(400,001)	(10,419,659)

Net transactions in fund shares		2,300,000	$61,801,853	499,999	$12,846,343

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,400,000	$159,609,601	5,900,001	$162,138,700
Total increase	+	2,300,000	82,214,801	499,999	(2,529,099)

End of period		8,700,000	$241,824,402	6,400,000	$159,609,601

(Distributions in excess of net investment income)/ Net investment income not yet distributed			($2,775,166)		$1,658,420

56 See financial notes

Schwab Emerging Markets Equity ETF™

Financial Statements

Financial Highlights

	9/1/12–		9/1/11–	9/1/10–	1/13/10[1]–
	2/28/13*		8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	23.65		26.10	24.30	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.63	0.62	0.27
Net realized and unrealized gains (losses)	2.70		(2.51)	1.41 [2]	(0.97)

Total from investment operations	2.74		(1.88)	2.03	(0.70)
Less distributions:
Distributions from net investment income	(0.56)		(0.57)	(0.23)	—

Net asset value at end of period	25.83		23.65	26.10	24.30

Total return (%)	11.60	[3]	(7.04)	8.31	(2.80)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[4,5]	0.25	0.25	0.30	[4,6]
Gross operating expenses	0.16	[4,5]	0.25	0.25	0.30	[4]
Net investment income (loss)	1.10	[4]	2.96	2.78	2.94	[4]
Portfolio turnover rate[7]	3	[3]	9	9	23	[3]
Net assets, end of period ($ x 1,000)	857,577		515,595	396,661	148,222

* Unaudited.

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio. Please see financial note 4 for additional information.
6 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
7 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 57

 Schwab Emerging Markets Equity ETF

Portfolio Holdings as of February 28, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

93.1%		Common Stock	775,174,671	798,302,912
0.0%		Corporate Bonds	1,295	258
0.3%		Other Investment Companies	2,185,307	2,190,282
6.5%		Preferred Stock	64,202,877	55,956,987
0.0%		Rights	—	27,828

99.9%		Total Investments	841,564,150	856,478,267
0.8%		Collateral Invested for Securities on Loan	6,770,744	6,770,744
(0	.7)%	Other Assets and Liabilities, Net		(5,671,913)

100.0%		Net Assets		857,577,098

	Number	Value
Security	of Shares	($)

Common Stock 93.1% of net assets

Brazil 9.1%

Banks 1.7%
Banco Bradesco S.A. ADR	456,942	8,211,248
Banco do Brasil S.A.	265,600	3,538,467
Banco Santander Brasil S.A. ADR	187,912	1,373,637
Itau Unibanco Holding S.A.	66,400	1,144,225

		14,267,577

Capital Goods 0.3%
Embraer S.A. ADR	44,604	1,513,860
Weg S.A.	66,400	889,654

		2,403,514

Consumer Durables & Apparel 0.2%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	81,008	712,933
MRV Engenharia e Participacoes S.A.	79,680	511,828
PDG Realty S.A. Empreendimentos e Participacoes	297,472	482,973

		1,707,734

Diversified Financials 0.6%
BM&FBOVESPA S.A.	535,884	3,634,720
CETIP S.A. - Mercados Organizados	34,873	421,559
Grupo BTG Pactual	44,604	820,970

		4,877,249

Energy 1.1%
OGX Petroleo e Gas Participacoes S.A. *	298,800	476,061
OSX Brasil S.A. *	8,696	32,108
Petroleo Brasileiro S.A. ADR	454,092	6,661,530
Ultrapar Participacoes S.A. ADR	99,600	2,588,604

		9,758,303

Food, Beverage & Tobacco 1.2%
BRF - Brasil Foods S.A. ADR	239,947	5,180,456
Companhia de Bebidas das Americas ADR (a)	33,200	1,469,100
Cosan S.A. Industria e Comercio	33,200	783,527
JBS S.A. *	139,440	483,819
Souza Cruz S.A.	166,000	2,652,339

		10,569,241

Health Care Equipment & Services 0.1%
Amil Participacoes S.A.	33,200	526,102

Household & Personal Products 0.2%
Hypermarcas S.A. *	44,604	394,580
Natura Cosmeticos S.A.	66,400	1,716,170

		2,110,750

Insurance 0.1%
Porto Seguro S.A.	26,560	352,637
Sul America S.A.	27,070	258,364

		611,001

Materials 1.2%
Companhia Siderurgica Nacional S.A. ADR	261,948	1,325,457
Duratex S.A.	79,130	662,385
Fibria Celulose S.A. ADR *(a)	33,200	384,456
Gerdau S.A.	33,200	242,648
Usinas Siderurgicas de Minas Gerais S.A.	66,400	345,585
Vale S.A. ADR	385,043	7,311,967

		10,272,498

Real Estate 0.2%
BR Malls Participacoes S.A.	103,664	1,342,268
Multiplan Empreendimentos Imobiliarios S.A.	16,600	475,641

		1,817,909

Retailing 0.2%
Cia Hering	20,222	392,862
Lojas Americanas S.A.	29,658	258,013
Lojas Renner S.A.	33,200	1,265,466

		1,916,341

Software & Services 0.2%
Cielo S.A.	66,400	1,995,929

Telecommunication Services 0.5%
Oi S.A. ADR (a)	251,001	926,194
Oi S.A. ADR	42,828	192,726
Telefonica Brasil S.A. ADR	51,460	1,356,486
Tim Participacoes S.A.	42,225	184,738
Tim Participacoes S.A. ADR	56,299	1,225,066

		3,885,210

58 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.6%
All America Latina Logistica S.A.	200,528	993,968
CCR S.A.	398,400	3,999,919

		4,993,887

Utilities 0.7%
Centrais Eletricas Brasileiras S.A. ADR	112,216	391,634
Companhia de Saneamento Basico do Estado de Sao Paulo ADR *	26,560	1,284,442
Companhia Energetica de Minas Gerais ADR	136,897	1,629,074
CPFL Energia S.A. ADR	32,868	674,451
EDP - Energias do Brasil S.A.	99,600	605,026
Light S.A.	33,200	324,091
Tractebel Energia S.A.	66,400	1,175,459

		6,084,177

		77,797,422

Chile 2.5%

Banks 0.5%
Banco de Chile	16,608	2,757
Banco de Chile ADR (a)	14,914	1,484,987
Banco de Chile, T Shares *	137,257	21,036
Banco de Credito e Inversiones	6,703	521,220
Banco Santander Chile ADR	44,836	1,302,934
Corpbanca S.A.	49,076,671	721,652
Sociedad Matriz Banco de Chile S.A., B Shares	1,286,984	544,394

		4,598,980

Capital Goods 0.2%
Empresas Copec S.A.	123,504	1,905,468

Food & Staples Retailing 0.2%
Cencosud S.A.	227,518	1,421,717

Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	24,900	404,258

Materials 0.5%
Cap S.A.	32,536	1,170,072
Empresas CMPC S.A.	320,712	1,237,221
Sociedad Quimica y Minera de Chile S.A. ADR	30,634	1,697,736

		4,105,029

Retailing 0.3%
S.A.C.I. Falabella	220,116	2,568,896

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	13,280	280,176

Transportation 0.2%
Latam Airlines Group S.A. (a)	89,314	2,108,704

Utilities 0.5%
Colbun S.A. *	3,042,116	955,689
Empresa Nacional de Electricidad S.A. ADR (a)	36,215	1,842,257
Enersis S.A. ADR	66,400	1,234,376

		4,032,322

		21,425,550

China 18.2%

Automobiles & Components 0.4%
Brilliance China Automotive Holdings Ltd. *	820,000	1,131,421
Dongfeng Motor Group Co., Ltd., H Shares	734,000	1,075,229
Great Wall Motor Co., Ltd., H Shares	339,000	1,326,738
Guangzhou Automobile Group Co., Ltd., H Shares	215,662	179,652

		3,713,040

Banks 5.4%
Agricultural Bank of China Ltd., H Shares	5,312,000	2,739,963
Bank of China Ltd., H Shares	20,450,000	9,651,637
Bank of Communications Co., Ltd., H Shares	2,802,200	2,218,677
China CITIC Bank Corp., Ltd., H Shares	2,718,800	1,745,956
China Construction Bank Corp., H Shares	17,596,000	14,521,802
China Merchants Bank Co., Ltd., H Shares	946,158	2,052,184
China Minsheng Banking Corp., Ltd., H Shares	1,436,600	2,000,719
Chongqing Rural Commercial Bank, H Shares	232,684	130,522
Industrial & Commercial Bank of China Ltd., H Shares	15,484,336	11,121,782

		46,183,242

Capital Goods 1.0%
Beijing Enterprises Holdings Ltd.	166,000	1,269,374
China Communications Construction Co., Ltd., H Shares	1,328,000	1,256,958
China International Marine Containers Group Co., Ltd., H Shares *	521,900	1,091,603
China Railway Construction Corp., Ltd., H Shares (a)	498,000	522,091
China Railway Group Ltd., H Shares	664,000	360,476
Citic Pacific Ltd. (a)	332,000	510,318
CITIC Resources Holdings Ltd. *	664,000	95,899
CSR Corp., Ltd., H Shares (a)	692,000	566,639
Metallurgical Corp. of China Ltd., H Shares *(a)	412,000	87,661
Shanghai Electric Group Co., Ltd., H Shares	664,000	269,715
Shanghai Industrial Holdings Ltd.	332,000	1,083,142
Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd., B Shares	66,400	63,279
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	1,029,200	406,534
Weichai Power Co., Ltd., H Shares (a)	30,000	113,735

See financial notes 59

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zhuzhou CSR Times Electric Co., Ltd., H Shares	74,000	244,763
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	281,300	371,447

		8,313,634

Commercial & Professional Services 0.0%
Tianjin Capital Environmental Protection Group Co., Ltd., H Shares	52,000	20,452

Consumer Durables & Apparel 0.0%
Shanghai Haixin Group Co., B Shares *	166,000	80,842
Weiqiao Textile Co., Ltd., H Shares (a)	205,000	106,798

		187,640

Consumer Services 0.0%
Shanghai Jinjiang International Hotels Development Co., Ltd., B Shares	33,200	54,016

Diversified Financials 0.2%
China Everbright Ltd.	100,000	185,690
CITIC Securities Co., Ltd., H Shares (a)	316,000	797,044
Far East Horizon Ltd.	410,000	301,889
Haitong Securities Co., Ltd., H Shares *	208,400	350,968

		1,635,591

Energy 3.4%
China Coal Energy Co., H Shares	996,000	987,671
China Oilfield Services Ltd., H Shares	664,000	1,409,368
China Petroleum & Chemical Corp., H Shares	4,648,000	5,286,416
China Shenhua Energy Co., Ltd., H Shares	664,000	2,517,341
CNOOC Ltd.	4,044,000	7,947,357
Inner Mongolia Yitai Coal Co., Ltd., B Shares	232,400	1,336,068
Kunlun Energy Co., Ltd.	664,000	1,376,831
PetroChina Co., Ltd., H Shares	5,312,000	7,302,001
Yanzhou Coal Mining Co., Ltd., H Shares	664,000	1,029,198

		29,192,251

Food & Staples Retailing 0.0%
Lianhua Supermarket Holdings Co., Ltd., H Shares (a)	100,000	92,072
Shanghai Friendship Group, Inc., Ltd., B Shares	82,000	113,160
Wumart Stores, Inc., H Shares	80,000	156,805

		362,037

Food, Beverage & Tobacco 0.1%
Anhui Gujing Distillery Co., Ltd., B Shares	13,000	41,909
China Foods Ltd. (a)	180,000	118,610
Tsingtao Brewery Co., Ltd., H Shares	80,000	500,848
Yantai Changyu Pioneer Wine Co., Ltd., B Shares	54,980	271,679

		933,046

Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	176,000	163,634
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	166,000	357,480
Sinopharm Group Co., H Shares	282,800	893,454

		1,414,568

Insurance 1.8%
China Life Insurance Co., Ltd., H Shares	1,992,000	5,985,106
China Pacific Insurance (Group) Co., Ltd., H Shares	488,900	1,803,070
China Taiping Insurance Holdings Co., Ltd. *	332,000	662,729
New China Life Insurance Co., Ltd., H Shares (a)	39,400	159,788
People’s Insurance Co. Group of China Ltd., H Shares *(a)	316,000	192,741
PICC Property & Casualty Co., Ltd., H Shares	1,328,000	1,907,699
Ping An Insurance (Group) Co., H Shares	518,000	4,335,119

		15,046,252

Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *(a)	664,000	286,840
Angang Steel Co., Ltd., H Shares *(a)	150,000	100,969
Anhui Conch Cement Co., Ltd., H Shares	332,000	1,213,718
BBMG Corp., H Shares	332,000	292,406
Bengang Steel Plates Co., B Shares	166,000	65,502
China BlueChemical Ltd., H Shares	1,328,000	851,101
China National Building Material Co., Ltd., H Shares (a)	664,000	1,013,786
China Resources Cement Holdings Ltd. (a)	664,000	421,269
Jiangxi Copper Co., Ltd., H Shares	335,000	802,633
Maanshan Iron & Steel Co., Ltd., H Shares *(a)	664,000	198,647
Zhaojin Mining Industry Co., Ltd., H Shares	166,000	218,769
Zijin Mining Group Co., Ltd., H Shares (a)	1,992,000	685,847

		6,151,487

Real Estate 1.0%
China Overseas Land & Investment Ltd.	878,000	2,666,318
China Resources Land Ltd.	664,000	1,939,380
China Vanke Co., Ltd., B Shares	556,500	1,130,244
Guangzhou R&F Properties Co., Ltd., H Shares (a)	308,400	523,356

60 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sino-Ocean Land Holdings Ltd. (a)	1,328,000	917,888
Yuexiu Property Co., Ltd.	3,320,000	1,147,359

		8,324,545

Retailing 0.1%
China Resources Enterprise Ltd.	328,000	1,065,862

Technology Hardware & Equipment 0.3%
BOE Technology Group Co., Ltd., B Shares *	352,800	79,160
BYD Co., Ltd., H Shares *(a)	80,000	283,693
Lenovo Group Ltd.	1,992,000	2,224,507
ZTE Corp., H Shares (a)	216,960	370,420

		2,957,780

Telecommunication Services 2.5%
China Mobile Ltd.	1,494,000	16,462,253
China Telecom Corp., Ltd., H Shares	5,312,000	2,753,662
China Unicom (Hong Kong) Ltd.	1,328,000	1,914,549

		21,130,464

Transportation 0.7%
Air China Ltd., H Shares	1,126,000	911,853
China COSCO Holdings Co., Ltd., H Shares *(a)	851,000	456,509
China Merchants Holdings International Co., Ltd.	664,000	2,303,281
China Shipping Container Lines Co., Ltd., H Shares *(a)	410,000	121,601
Cosco Pacific Ltd.	664,000	1,063,448
Guangdong Provincial Expressway Development Co., Ltd., B Shares	132,800	50,518
Jiangsu Expressway Co., Ltd., H Shares	96,000	97,054
Shanghai Jinjiang International Industrial Investment Co., Ltd., B Shares	33,200	27,490
Zhejiang Expressway Co., Ltd., H Shares	664,000	557,411

		5,589,165

Utilities 0.4%
China Longyuan Power Group Corp., H Shares	664,000	605,361
China Resources Power Holdings Co., Ltd.	664,000	1,793,819
Datang International Power Generation Co., Ltd., H Shares	1,992,000	865,657
Huadian Energy Co., Ltd., B Shares *	265,600	78,883
Huaneng Power International, Inc., H Shares	320,000	329,291

		3,673,011

		155,948,083

Colombia 1.1%

Banks 0.2%
Bancolombia S.A. ADR	30,958	2,010,413

Diversified Financials 0.2%
Corp. Financiera Colombiana S.A.	39,176	765,958
Grupo de Inversiones Suramericana S.A.	44,156	940,703

		1,706,661

Energy 0.4%
Ecopetrol S.A. ADR	63,305	3,643,203

Food & Staples Retailing 0.1%
Almacenes Exito S.A.	42,496	819,629

Materials 0.1%
Cementos Argos S.A.	66,400	340,292

Utilities 0.1%
Interconexion Electrica S.A. ESP	69,720	376,517
Isagen S.A. ESP	58,432	82,270

		458,787

		8,978,985

Czech Republic 0.3%

Banks 0.1%
Komercni Banka A/S	4,316	878,078

Telecommunication Services 0.0%
Telefonica Czech Republic A/S	23,730	392,357

Utilities 0.2%
CEZ A/S	53,120	1,599,854

		2,870,289

Egypt 0.4%

Banks 0.1%
Commercial International Bank GDR - Reg’d	202,520	1,012,600

Capital Goods 0.2%
Orascom Construction Industries GDR *	46,148	1,729,627

Telecommunication Services 0.1%
Orascom Telecom Holding SAE GDR - Reg’d *	296,488	936,902
Orascom Telecom Media & Technology Holding SAE GDR (b)(d)	176,826	82,631

		1,019,533

		3,761,760

Hungary 0.4%

Banks 0.2%
OTP Bank plc	81,672	1,696,600

Energy 0.1%
MOL Hungarian Oil & Gas plc	18,704	1,437,614

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	3,652	558,490

		3,692,704

See financial notes 61

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

India 8.5%

Automobiles & Components 0.5%
Bajaj Auto Ltd.	32,064	1,162,803
Hero Motocorp Ltd.	21,249	651,257
Mahindra & Mahindra Ltd.	61,752	991,687
Maruti Suzuki India Ltd.	19,920	495,885
Tata Motors Ltd.	234,060	1,237,091

		4,538,723

Banks 1.5%
Axis Bank Ltd.	77,840	1,923,144
Bank of Baroda	24,636	315,008
Canara Bank	55,112	421,001
HDFC Bank Ltd.	277,470	3,189,337
Housing Development Finance Corp., Ltd.	236,855	3,298,468
ICICI Bank Ltd.	127,649	2,441,063
State Bank of India	38,180	1,460,321

		13,048,342

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	185,920	687,397
Cummins India Ltd.	39,840	349,264
Jaiprakash Associates Ltd.	309,756	395,984
Larsen & Toubro Ltd.	53,212	1,337,807
Siemens Ltd.	20,252	187,723

		2,958,175

Consumer Durables & Apparel 0.1%
Titan Industries Ltd.	162,680	780,134

Diversified Financials 0.4%
Bajaj Holdings & Investment Ltd.	38,180	670,194
IDFC Ltd.	310,752	852,776
Kotak Mahindra Bank Ltd.	83,664	1,014,333
Power Finance Corp., Ltd.	66,400	245,865
Rural Electrification Corp., Ltd.	66,400	278,512
Shriram Transport Finance Co., Ltd.	13,280	169,805

		3,231,485

Energy 1.2%
Bharat Petroleum Corp., Ltd.	97,608	667,315
Cairn India Ltd.	61,088	334,550
Coal India Ltd.	133,796	761,879
Hindustan Petroleum Corp., Ltd.	92,296	491,550
Indian Oil Corp., Ltd.	91,632	492,982
Oil & Natural Gas Corp., Ltd.	421,972	2,431,157
Reliance Industries Ltd.	333,078	4,982,548
The Great Eastern Shipping Co., Ltd.	79,016	344,501

		10,506,482

Food, Beverage & Tobacco 0.6%
ITC Ltd.	725,792	3,932,791
Nestle India Ltd.	8,632	755,516

		4,688,307

Household & Personal Products 0.3%
Colgate-Palmolive (India) Ltd.	26,560	621,076
Dabur India Ltd.	52,456	121,872
Hindustan Unilever Ltd.	183,928	1,497,827

		2,240,775

Materials 0.7%
Ambuja Cements Ltd.	57,768	203,391
Asian Paints Ltd.	7,090	556,748
Hindalco Industries Ltd.	434,588	790,015
Jindal Steel & Power Ltd.	113,876	730,288
JSW Steel Ltd.	55,776	757,879
Sesa Goa Ltd.	114,540	326,009
Sterlite Industries (India) Ltd. ADR	114,364	806,266
Tata Chemicals Ltd.	88,976	535,197
Tata Steel Ltd.	65,072	408,457
Ultratech Cement Ltd.	23,240	797,969

		5,912,219

Media 0.1%
Zee Entertainment Enterprises Ltd.	173,968	697,087

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Cipla Ltd.	153,117	1,012,759
Dr. Reddys Laboratories Ltd.	27,224	878,419
Lupin Ltd.	73,704	792,448
Piramal Healthcare Ltd.	21,580	227,462
Sun Pharmaceutical Industries Ltd.	94,620	1,395,082

		4,306,170

Real Estate 0.1%
DLF Ltd.	131,804	671,921
Unitech Ltd. *	734,552	367,242

		1,039,163

Software & Services 1.4%
HCL Technologies Ltd.	65,072	865,234
Infosys Ltd.	129,530	6,921,123
Mphasis Ltd.	19,920	138,677
Satyam Computer Services Ltd. *	137,780	299,340
Tata Consultancy Services Ltd.	81,008	2,258,784
Wipro Ltd. ADR	111,410	1,069,536

		11,552,694

Telecommunication Services 0.4%
Bharti Airtel Ltd.	405,040	2,403,960
Idea Cellular Ltd. *	439,568	950,155

		3,354,115

Transportation 0.0%
Adani Ports & Special Economic Zone Ltd.	99,600	253,829
Container Corp. Of India Ltd.	6,640	126,685

		380,514

Utilities 0.4%
GAIL India Ltd.	110,224	673,743
NHPC Ltd.	332,000	165,069
NTPC Ltd.	389,436	1,080,156
Power Grid Corp. of India Ltd.	319,052	611,655
Reliance Infrastructure Ltd.	29,880	230,121
Reliance Power Ltd. *	185,256	244,829
Tata Power Co., Ltd.	332,000	576,065

		3,581,638

		72,816,023

62 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Indonesia 3.5%

Automobiles & Components 0.7%
Astra International Tbk PT	7,083,300	5,827,313

Banks 1.1%
Bank Danamon Indonesia Tbk PT	332,000	216,443
PT Bank Central Asia Tbk	3,154,000	3,590,211
PT Bank Mandiri (Persero) Tbk	2,158,459	2,244,788
PT Bank Negara Indonesia (Persero) Tbk	996,316	474,264
PT Bank Rakyat Indonesia (Persero) Tbk	3,320,000	3,246,650

		9,772,356

Capital Goods 0.2%
PT United Tractors Tbk	664,000	1,326,145

Energy 0.2%
PT Adaro Energy Tbk	3,652,000	593,329
PT Bumi Resources Tbk	5,478,000	464,838
PT Tambang Batubara Bukit Asam (Persero) Tbk	332,000	518,777

		1,576,944

Food, Beverage & Tobacco 0.3%
Charoen Pokphand Indonesia Tbk PT	2,051,000	933,865
PT Astra Agro Lestari Tbk	149,400	285,241
PT Gudang Garam Tbk	126,160	630,571
PT Indofood Sukses Makmur Tbk	1,185,400	895,475

		2,745,152

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	374,000	884,348

Materials 0.3%
PT Indocement Tunggal Prakarsa Tbk	332,000	754,116
PT Semen Gresik (Persero) Tbk	734,000	1,317,835
PT Vale Indonesia Tbk	830,000	231,904

		2,303,855

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	8,300,000	1,107,984

Telecommunication Services 0.4%
Indosat Tbk PT	205,000	134,708
PT Telekomunikasi Indonesia (Persero) Tbk	2,656,000	2,954,623

		3,089,331

Transportation 0.0%
Jasa Marga Persero Tbk PT	668,000	383,650

Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	2,656,000	1,319,273

		30,336,351

Malaysia 4.6%

Automobiles & Components 0.2%
UMW Holdings Berhad	303,600	1,257,428

Banks 1.2%
Alliance Financial Group Berhad	534,600	745,551
CIMB Group Holdings Berhad	1,243,400	2,896,774
Hong Leong Bank Berhad	171,600	809,555
Malayan Banking Berhad	1,202,400	3,559,929
Public Bank Berhad - Foreign Market	349,200	1,819,162
RHB Capital Berhad	171,600	435,871

		10,266,842

Capital Goods 0.5%
Gamuda Berhad	732,600	910,268
IJM Corp. Berhad	340,500	565,205
Sime Darby Berhad	1,063,800	3,170,231

		4,645,704

Consumer Services 0.4%
Berjaya Sports Toto Berhad	310,346	421,761
Genting Berhad	699,600	2,148,262
Genting Malaysia Berhad	778,500	932,034

		3,502,057

Diversified Financials 0.2%
AMMB Holdings Berhad	666,600	1,363,181

Energy 0.1%
Petronas Dagangan Berhad	99,600	757,998

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	33,200	655,298
Felda Global Ventures Holdings Berhad	132,800	192,937
IOI Corp. Berhad	1,152,200	1,826,818
Kuala Lumpur Kepong Berhad	138,600	930,129
PPB Group Berhad	138,600	555,207

		4,160,389

Health Care Equipment & Services 0.1%
IHH Healthcare Berhad *	498,000	552,707

Materials 0.2%
Lafarge Malayan Cement Berhad	99,600	314,543
Petronas Chemicals Group Berhad	796,800	1,637,172

		1,951,715

Real Estate 0.1%
SP Setia Berhad	545,400	555,900
UEM Land Holdings Berhad *	332,000	246,006

		801,906

Retailing 0.0%
Parkson Holdings Berhad	33,200	49,523

Telecommunication Services 0.8%
Axiata Group Berhad	1,603,200	3,320,006
DiGi.com Berhad	1,427,600	2,111,028
Maxis Berhad	567,600	1,169,912
Telekom Malaysia Berhad	166,000	285,753

		6,886,699

Utilities 0.3%
Petronas Gas Berhad	184,300	1,092,501
Tenaga Nasional Berhad	332,250	746,098
YTL Corp. Berhad	1,270,640	678,387

See financial notes 63

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
YTL Power International Berhad	830,000	408,219

		2,925,205

		39,121,354

Mexico 6.2%

Banks 0.8%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	575,400	4,270,711
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	531,200	1,497,410
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	332,000	991,483

		6,759,604

Capital Goods 0.3%
Alfa S.A.B. de C.V., A Shares	514,600	1,251,669
Grupo Carso S.A.B. de C.V., Series A1	232,400	1,127,448

		2,379,117

Food & Staples Retailing 0.6%
Organizacion Soriana S.A.B. de C.V., B Shares	41,000	141,213
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,777,000	5,580,786

		5,721,999

Food, Beverage & Tobacco 1.4%
Arca Continental S.A.B. de C.V.	99,600	749,848
Coca-Cola Femsa S.A.B. de C.V., Series L	111,800	1,888,831
Fomento Economico Mexicano S.A.B. de C.V.	597,800	6,685,861
Grupo Bimbo S.A.B. de C.V., Series A	464,800	1,261,127
Grupo Modelo S.A.B. de C.V., Series C	166,000	1,485,795

		12,071,462

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	398,400	1,261,179

Materials 1.3%
Cemex S.A.B. de C.V., Series CPO *	2,501,000	2,685,385
Grupo Mexico S.A.B. de C.V., Series B	1,132,700	4,448,201
Industrias Penoles S.A.B. de C.V.	41,500	1,914,925
Mexichem S.A.B. de C.V.	214,597	1,074,669
Minera Frisco S.A.B. de C.V., Series A1 *	199,200	841,201

		10,964,381

Media 0.5%
Grupo Televisa S.A.B., Series CPO	750,000	4,025,881

Retailing 0.1%
Grupo Elektra S.A. de C.V.	20,040	830,570

Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	8,823,900	9,232,744

		53,246,937

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (d)	9,984	189,696

Peru 0.5%

Banks 0.3%
Credicorp Ltd.	15,376	2,306,093

Materials 0.2%
Companhia de Minas Buenaventura S.A. ADR	64,076	1,641,627

		3,947,720

Philippines 1.3%

Banks 0.3%
Bank of the Philippine Islands	574,599	1,497,971
BDO Unibank, Inc. *	463,220	1,127,860

		2,625,831

Capital Goods 0.4%
Aboitiz Equity Ventures, Inc.	464,800	669,879
DMCI Holdings, Inc.	232,400	305,789
San Miguel Corp.	215,800	657,590
SM Investments Corp.	73,040	1,875,400

		3,508,658

Consumer Services 0.1%
Jollibee Foods Corp.	106,240	331,575

Diversified Financials 0.1%
Ayala Corp.	40,080	571,234

Real Estate 0.2%
Ayala Land, Inc.	1,328,000	1,045,155
SM Prime Holdings, Inc.	1,660,000	775,701

		1,820,856

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	13,280	953,704

Utilities 0.1%
Aboitiz Power Corp.	664,000	628,726
Energy Development Corp.	2,857,200	532,651

		1,161,377

		10,973,235

Poland 1.5%

Banks 0.5%
Bank Handlowy w Warszawie S.A.	14,276	404,282
Bank Pekao S.A.	29,880	1,509,742
BRE Bank S.A. *	2,988	317,667
Getin Noble Bank S.A. *	491,754	292,771

64 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Powszechna Kasa Oszczednosci Bank Polski S.A.	148,404	1,664,230

		4,188,692

Energy 0.2%
Polski Koncern Naftowy Orlen S.A. *	70,716	1,195,103
Polskie Gornictwo Naftowe I Gazownictwo S.A. *	365,200	658,028

		1,853,131

Insurance 0.3%
Powszechny Zaklad Ubezpieczen S.A.	16,600	2,106,799

Materials 0.3%
Jastrzebska Spolka Weglowa S.A.	13,360	399,805
KGHM Polska Miedz S.A.	39,652	2,257,050
Synthos S.A.	66,086	115,120

		2,771,975

Telecommunication Services 0.0%
Telekomunikacja Polska S.A.	160,356	343,488

Utilities 0.2%
PGE S.A.	263,608	1,347,705
Tauron Polska Energia S.A.	144,752	200,630

		1,548,335

		12,812,420

Russia 6.8%

Banks 1.2%
Sberbank of Russia ADR	643,144	8,868,956
VTB Bank OJSC GDR - Reg’d	311,416	1,129,817

		9,998,773

Consumer Durables & Apparel 0.0%
PIK Group GDR - Reg’d *	35,856	76,517

Energy 3.6%
Gazprom OAO ADR	1,099,696	9,787,294
LUKOIL OAO ADR	155,708	10,074,308
NovaTek OAO GDR - Reg’d	23,904	2,772,864
Rosneft Oil Co. OJSC GDR - Reg’d	486,240	3,858,314
Surgutneftegas OAO ADR	181,272	1,711,208
Tatneft OAO ADR	67,396	2,803,674

		31,007,662

Food & Staples Retailing 0.4%
Magnit OJSC GDR - Reg’d	84,992	3,605,360

Materials 0.7%
MMC Norilsk Nickel OJSC ADR	126,160	2,233,032
Novolipetsk Steel OJSC GDR - Reg’d	19,256	369,523
Severstal OAO GDR - Reg’d	74,368	833,665
Uralkali OJSC GDR - Reg’d	61,752	2,343,488

		5,779,708

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Pharmstandard OJSC GDR - Reg’d *	8,300	168,739

Real Estate 0.0%
LSR Group GDR - Reg’d	45,152	214,201

Telecommunication Services 0.7%
MegaFon OAO GDR *	25,912	744,970
Mobile TeleSystems OJSC ADR	133,918	2,770,763
Rostelecom OJSC ADR	60,805	1,471,481
Sistema JSFC GDR - Reg’d	31,360	616,538

		5,603,752

Utilities 0.2%
Federal Hydrogenerating Co. JSC ADR	863,232	1,918,965

		58,373,677

South Africa 9.8%

Banks 1.0%
ABSA Group Ltd.	90,968	1,647,475
Nedbank Group Ltd.	64,740	1,390,301
Standard Bank Group Ltd.	397,442	5,159,876

		8,197,652

Capital Goods 0.5%
Aveng Ltd.	130,808	478,173
Barloworld Ltd.	58,764	604,491
Bidvest Group Ltd.	87,648	2,326,027
Reunert Ltd.	57,104	505,953

		3,914,644

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	446,367	1,296,910

Consumer Services 0.0%
Sun International Ltd.	26,560	299,502

Diversified Financials 1.0%
African Bank Investments Ltd.	199,200	639,379
FirstRand Ltd.	1,077,008	3,702,976
Investec Ltd.	83,996	599,216
JSE Ltd.	44,194	335,419
Remgro Ltd.	127,820	2,421,724
RMB Holdings Ltd.	243,356	1,110,368

		8,809,082

Energy 0.7%
Sasol Ltd.	146,537	6,269,145

Food & Staples Retailing 0.5%
Clicks Group Ltd.	62,488	412,631
Massmart Holdings Ltd.	26,288	546,403
Pick n Pay Stores Ltd.	70,384	351,187
Shoprite Holdings Ltd.	136,452	2,614,163
The Spar Group Ltd.	59,096	719,213

		4,643,597

Food, Beverage & Tobacco 0.3%
AVI Ltd.	129,148	798,836
Tiger Brands Ltd.	41,832	1,414,960

		2,213,796

Health Care Equipment & Services 0.3%
Life Healthcare Group Holdings Ltd.	225,096	846,678
Mediclinic International Ltd.	84,115	533,412
Netcare Ltd.	368,852	822,165

		2,202,255

See financial notes 65

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.5%
Discovery Holdings Ltd.	106,904	894,769
MMI Holdings Ltd.	370,180	922,077
Sanlam Ltd.	552,780	2,789,559

		4,606,405

Materials 1.6%
AECI Ltd.	40,504	428,843
African Rainbow Minerals Ltd.	23,904	509,266
Anglo American Platinum Ltd.	25,896	1,226,587
AngloGold Ashanti Ltd.	92,628	2,275,362
ArcelorMittal South Africa Ltd. *	41,832	134,969
Exxaro Resources Ltd.	38,512	737,602
Gold Fields Ltd.	191,896	1,634,582
Harmony Gold Mining Co., Ltd.	134,460	850,125
Impala Platinum Holdings Ltd.	155,205	2,404,348
Kumba Iron Ore Ltd.	23,904	1,514,077
Mondi Ltd.	10,172	129,691
Nampak Ltd.	213,476	729,692
Northam Platinum Ltd.	32,064	140,010
PPC Ltd.	156,372	601,424
Sappi Ltd. *	79,680	253,088
Sibanye Gold Ltd. *	191,896	278,026

		13,847,692

Media 0.8%
Naspers Ltd., N Shares	99,131	6,439,035

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd. *	108,896	1,980,413

Real Estate 0.3%
Capital Property Fund	172,972	207,427
Fountainhead Property Trust	437,730	424,426
Growthpoint Properties Ltd.	527,216	1,607,026
Hyprop Investments Ltd.	3,652	29,447

		2,268,326

Retailing 0.7%
Imperial Holdings Ltd.	59,434	1,371,075
Mr. Price Group Ltd.	66,400	857,020
The Foschini Group Ltd.	73,372	875,374
Truworths International Ltd.	121,180	1,256,679
Woolworths Holdings Ltd.	229,412	1,652,701

		6,012,849

Telecommunication Services 1.2%
Allied Technologies Ltd.	9,762	39,558
MTN Group Ltd.	452,878	8,862,533
Telkom SA Ltd. *	143,786	243,577
Vodacom Group Ltd.	110,888	1,472,501

		10,618,169

Transportation 0.0%
Grindrod Ltd.	99,268	197,038

		83,816,510

Taiwan 12.9%

Automobiles & Components 0.3%
Cheng Shin Rubber Industry Co., Ltd.	632,224	1,717,670
China Motor Corp.	50,000	46,686
Yulon Motor Co., Ltd.	348,000	622,884

		2,387,240

Banks 1.2%
Chang Hwa Commercial Bank	1,448,956	847,400
China Development Financial Holding Corp. *	3,675,268	1,093,915
Chinatrust Financial Holding Co., Ltd.	3,167,597	1,873,875
E.Sun Financial Holding Co., Ltd.	1,412,093	844,881
First Financial Holding Co., Ltd.	1,525,715	972,006
Hua Nan Financial Holdings Co., Ltd.	2,071,668	1,211,583
Mega Financial Holding Co., Ltd.	2,368,069	1,951,672
SinoPac Financial Holdings Co., Ltd.	1,355,049	616,627
Taishin Financial Holding Co., Ltd.	702,326	286,456
Taiwan Cooperative Financial Holding	1,491,669	854,781

		10,553,196

Capital Goods 0.2%
Far Eastern New Century Corp.	1,033,592	1,146,248
Taiwan Glass Industrial Corp.	358,036	338,527
Walsin Lihwa Corp. *	1,328,000	456,596

		1,941,371

Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	48,000	107,920

Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	332,000	321,744
Giant Manufacturing Co., Ltd.	38,000	208,147
Pou Chen Corp.	901,580	914,754
Tatung Co., Ltd. *	664,000	178,833

		1,623,478

Diversified Financials 0.5%
Capital Securities Corp.	1,015,629	385,142
Fubon Financial Holding Co., Ltd.	1,895,078	2,555,176
Yuanta Financial Holding Co., Ltd.	2,685,316	1,389,433

		4,329,751

Energy 0.1%
Formosa Petrochemical Corp.	410,000	1,140,175

Food & Staples Retailing 0.1%
President Chain Store Corp.	141,000	779,465

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	1,156,134	2,162,892

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	2,163,551	2,742,134
Shin Kong Financial Holding Co., Ltd. *	2,017,151	611,268

		3,353,402

Materials 1.9%
Asia Cement Corp.	687,187	857,058
China Steel Corp.	2,757,519	2,528,256
Feng Hsin Iron & Steel Co.	60,000	104,562

66 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Formosa Chemicals & Fibre Corp.	1,026,000	2,614,586
Formosa Plastics Corp.	1,660,000	4,196,653
Nan Ya Plastics Corp.	1,992,000	3,820,633
Oriental Union Chemical Corp.	91,300	101,405
Taiwan Cement Corp.	851,690	1,092,370
Taiwan Fertilizer Co., Ltd.	82,000	198,736
YFY, Inc.	664,000	340,209

		15,854,468

Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	410,000	210,069

Retailing 0.0%
Hotai Motor Co., Ltd.	50,000	380,901

Semiconductors & Semiconductor Equipment 3.8%
Advanced Semiconductor Engineering, Inc.	2,133,488	1,769,127
Epistar Corp.	89,000	172,801
Inotera Memories, Inc. *	785,000	167,762
Macronix International Co., Ltd.	1,020,383	290,639
MediaTek, Inc.	332,099	3,733,336
MStar Semiconductor, Inc.	72,255	543,133
Novatek Microelectronics Corp.	79,000	330,204
Realtek Semiconductor Corp.	100,000	237,979
Siliconware Precision Industries Co. ADR	211,484	1,118,750
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,235,798	22,553,314
United Microelectronics Corp. ADR	663,884	1,228,185
Winbond Electronics Corp. *	996,000	186,667

		32,331,897

Technology Hardware & Equipment 3.2%
Acer, Inc. *	664,086	592,084
Advantech Co., Ltd.	47,500	211,349
Asustek Computer, Inc.	176,426	2,140,912
AU Optronics Corp. ADR *	232,400	1,008,616
Catcher Technology Co., Ltd.	120,200	542,929
Cheng Uei Precision Industry Co., Ltd.	70,929	134,128
Chicony Electronics Co., Ltd.	85,956	225,129
Chimei Innolux Corp. *	1,896,000	1,048,132
Compal Communications, Inc. *	332,000	344,685
Compal Electronics, Inc.	999,610	699,169
Delta Electronics, Inc.	632,000	2,354,036
Foxconn Technology Co., Ltd.	360,557	990,524
Hon Hai Precision Industry Co., Ltd.	2,843,880	7,831,898
HTC Corp.	202,650	1,892,170
Inventec Corp.	1,025,145	407,757
Largan Precision Co., Ltd.	17,000	458,430
Lite-On Technology Corp.	666,835	1,028,355
Nan Ya Printed Circuit Board Corp.	30,000	34,332
Pegatron Corp. *	358,441	483,294
Quanta Computer, Inc.	664,000	1,416,790
Synnex Technology International Corp.	338,053	683,706
TPK Holding Co., Ltd.	54,996	1,041,840
Unimicron Technology Corp.	664,000	631,177
Wistron Corp.	706,891	786,321
Yageo Corp. *	434,000	131,956

		27,119,719

Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR (a)	96,280	2,986,606
Far EasTone Telecommunications Co., Ltd.	366,000	847,562
Taiwan Mobile Co., Ltd.	393,600	1,373,185

		5,207,353

Transportation 0.1%
China Airlines Ltd. *	890,000	366,002
Eva Airways Corp. *	382,000	240,147
Evergreen Marine Corp., Ltd. *	427,199	272,881
U-Ming Marine Transport Corp.	30,000	46,517
Yang Ming Marine Transport Corp. *	347,200	164,433

		1,089,980

		110,573,277

Thailand 2.9%

Banks 0.9%
Bangkok Bank PCL NVDR	132,800	977,587
Kasikornbank PCL NVDR	398,400	2,839,018
Krung Thai Bank PCL NVDR	1,405,300	1,204,543
Siam Commercial Bank PCL NVDR	473,100	2,830,649

		7,851,797

Energy 0.6%
Banpu PCL NVDR	33,200	436,343
IRPC PCL NVDR	4,017,200	575,236
PTT Exploration & Production PCL NVDR	385,604	2,047,914
PTT PCL NVDR	199,200	2,343,529
Thai Oil PCL NVDR	132,800	312,470

		5,715,492

Food & Staples Retailing 0.3%
Big C Supercenter PCL NVDR	66,400	484,330
CP ALL PCL NVDR	1,282,800	2,037,388

		2,521,718

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,029,200	1,124,336

Health Care Equipment & Services 0.0%
Bangkok Dusit Medical Services PCL NVDR	82,000	410,689

Materials 0.3%
Indorama Ventures PCL NVDR	332,000	265,600
PTT Global Chemical PCL NVDR	339,014	900,239
Siam Cement PCL NVDR	99,600	1,553,425

		2,719,264

Media 0.1%
BEC World PCL NVDR	232,400	525,341

Real Estate 0.1%
Central Pattana PCL NVDR	132,800	428,531

See financial notes 67

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Land & Houses PCL NVDR	664,000	267,832

		696,363

Telecommunication Services 0.3%
Advanced Info Service PCL NVDR	298,800	2,079,045
Total Access Communication PCL NVDR	99,600	285,409

		2,364,454

Transportation 0.1%
Airports of Thailand PCL NVDR	99,600	395,052
Thai Airways International PCL NVDR *	99,600	82,024

		477,076

Utilities 0.1%
Electricity Generating PCL NVDR	66,400	339,254
Glow Energy PCL NVDR	143,500	414,823

		754,077

		25,160,607

Turkey 2.2%

Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	23,240	273,921

Banks 1.0%
Akbank T.A.S.	398,106	1,934,477
Turkiye Garanti Bankasi A/S	443,220	2,119,196
Turkiye Halk Bankasi A/S	125,164	1,238,662
Turkiye Is Bankasi, C Shares	400,392	1,429,137
Turkiye Vakiflar Bankasi Tao, D Shares	283,974	871,507
Yapi ve Kredi Bankasi A/S *	257,964	728,578

		8,321,557

Capital Goods 0.2%
Dogan Sirketler Grubu Holdings A/S *	463,012	278,016
Enka Insaat ve Sanayi A/S	63,249	192,702
KOC Holding A/S	237,734	1,250,362

		1,721,080

Consumer Durables & Apparel 0.1%
Arcelik A/S	49,468	313,532
Turkiye Sise ve Cam Fabrikalari A/S	103,000	168,360

		481,892

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	196,922	1,072,935

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	31,208	874,480

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	23,904	1,132,970

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	62,416	936,943
Coca-Cola Icecek A/S	2,988	70,603

		1,007,546

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	480,595	619,898

Real Estate 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	205,840	334,169

Telecommunication Services 0.3%
Turk Telekomunikasyon A/S	198,668	819,569
Turkcell Iletisim Hizmetleri A/S *	194,884	1,294,784

		2,114,353

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	241,032	999,693

		18,954,494

United Arab Emirates 0.4%

Banks 0.1%
Abu Dhabi Commercial Bank PJSC	327,352	358,278
First Gulf Bank PJSC	182,700	673,995

		1,032,273

Diversified Financials 0.0%
Dubai Financial Market *	671,968	221,367

Energy 0.0%
Dana Gas PJSC *	701,216	97,365

Real Estate 0.2%
Aldar Properties PJSC	293,366	123,001
Emaar Properties PJSC	754,662	1,088,949

		1,211,950

Transportation 0.1%
DP World Ltd.	72,250	942,863

		3,505,818

Total Common Stock
(Cost $775,174,671)		798,302,912

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Corporate Bonds 0.0% of net assets

India 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 03/24/14 (INR)	285,360	258

Total Corporate Bond
(Cost $1,295)		258

68 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.3% of net assets

United States 0.3%
iShares MSCI Emerging Markets Index Fund	49,999	2,160,500
State Street Institutional U.S. Government Money Market Fund	29,782	29,782

Total Other Investment Companies
(Cost $2,185,307)		2,190,282

Preferred Stock 6.5% of net assets

Brazil 6.4%

Banks 1.6%
Itau Unibanco Holding S.A. ADR	552,295	9,753,530
Itausa - Investimentos Itau S.A.	753,513	3,944,595

		13,698,125

Energy 1.3%
Petroleo Brasileiro S.A. ADR	667,827	11,172,746

Food & Staples Retailing 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	33,200	1,682,576

Food, Beverage & Tobacco 1.2%
Companhia de Bebidas das Americas ADR	239,847	10,644,410

Materials 1.8%
Bradespar S.A.	66,400	975,631
Braskem S.A., A Shares	66,400	489,662
Gerdau S.A.	211,816	1,762,366
Klabin S.A.	166,000	1,117,526
Metalurgica Gerdau S.A.	66,400	703,596
Usinas Siderurgicas de Minas Gerais S.A., A Shares	132,800	658,257
Vale S.A. ADR	511,465	9,395,612

		15,102,650

Retailing 0.1%
Lojas Americanas S.A.	146,950	1,342,328

Utilities 0.2%
AES Tiete S.A.	33,200	342,394
Centrais Eletricas Brasileiras S.A. ADR (a)	72,376	471,892
Companhia Energetica de Sao Paulo, B Shares	33,200	307,970
Companhia Paranaense de Energia - Copel, B Shares	33,200	486,976

		1,609,232

		55,252,067

Chile 0.0%

Food, Beverage & Tobacco 0.0%
Embotelladora Andina S.A., B Shares	30,876	208,551

Colombia 0.1%

Diversified Financials 0.0%
Grupo de Inversiones Suramericana S.A.	9,960	218,116

Materials 0.1%
Grupo Argos S.A.	22,244	278,253

		496,369

Total Preferred Stock
(Cost $64,202,877)		55,956,987

Rights 0.0% of net assets

Brazil 0.0%

Energy 0.0%
OSX Brasil S.A. *(c)	378	—

Chile 0.0%

Food & Staples Retailing 0.0%
Cencosud S.A. *	27,196	21,135

Utilities 0.0%
Enersis S.A. *	33,466	6,693

		27,828

Total Rights
(Cost $—)		27,828

End of Investments

Collateral Invested for Securities on Loan 0.8% of net assets

State Street Institutional U.S. Government Money Market Fund	6,770,744	6,770,744

Total Collateral Invested for Securities on Loan
(Cost $6,770,744)		6,770,744

End of Collateral Invested for Securities on Loan

At 02/28/13, the tax basis cost of the fund’s investments was $844,019,091 and the unrealized appreciation and depreciation were $80,591,067 and ($68,131,891), respectively, with a net unrealized appreciation of $12,459,176.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $82,631 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $272,327 or 0.0% of net assets.

See financial notes 69

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered
INR —	Indian rupee

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$798,302,912	$—	$—	$798,302,912
Corporate Bonds[1]	—	258	—	258
Other Investment Companies[1]	2,190,282	—	—	2,190,282
Preferred Stock[1]	55,956,987	—	—	55,956,987
Rights[1]	27,828	—	—	27,828

Total	$856,478,009	$258	$—	$856,478,267

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,770,744	$—	$—	$6,770,744

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	February 28,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Rights
Thailand	$23,654	$—	($23,654)	$—	$—	$—	$—	$—

Total	$23,654	$—	($23,654)	$—	$—	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2013.

70 See financial notes

 Schwab Emerging Markets Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2013; unaudited

Assets

Investments, at value (cost $841,564,150) including securities on loan of $6,506,998		$856,478,267
Collateral invested for securities on loan		6,770,744
Foreign currency, at value (cost $370,703)		368,624
Receivables:
Dividends		728,095
Income from securities on loan		10,553
Foreign tax reclaims		1,563
Interest	+	455

Total assets		864,358,301

Liabilities

Collateral held for securities on loan		6,770,744
Payables:
Investment adviser fees	+	10,459

Total liabilities		6,781,203

Net Assets

Total assets		864,358,301
Total liabilities	—	6,781,203

Net assets		$857,577,098

Net Assets by Source
Capital received from investors		865,419,314
Net investment income not yet distributed		395,274
Net realized capital losses		(23,153,032)
Net unrealized capital gains		14,915,542

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$857,577,098		33,200,000		$25.83

See financial notes 71

 Schwab Emerging Markets Equity ETF

Statement of
Operations
For September 1, 2012 through February 28, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $439,501)		$4,144,488
Interest (net of foreign withholding tax of $37)		1,036
Securities on loan	+	55,871

Total investment income		4,201,395

Expenses

Investment adviser fees		530,244

Total expenses	−	530,244

Net investment income		3,671,151

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(2,873,813)
Net realized losses on foreign currency transactions	+	(46,551)

Net realized losses		(2,920,364)
Net unrealized gains on investments		60,791,346
Net unrealized gains on foreign currency translations	+	3,859

Net unrealized gains	+	60,795,205

Net realized and unrealized gains		57,874,841

Net increase in net assets resulting from operations		$61,545,992

72 See financial notes

 Schwab Emerging Markets Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/12-2/28/13			9/1/11-8/31/12
Net investment income		$3,671,151	$14,057,415
Net realized losses		(2,920,364)	(14,134,817)
Net unrealized gains (losses)	+	60,795,205	(31,226,970)

Net increase (decrease) in net assets resulting from operations		61,545,992	(31,304,372)

Distributions to Shareholders

Distributions from net investment income		($14,760,500)	($9,535,681)

Transactions in Fund Shares

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,400,000	$295,196,120	7,800,000	$186,779,297
Shares redeemed	+	—	—	(1,200,001)	(27,004,871)

Net transactions in fund shares		11,400,000	$295,196,120	6,599,999	$159,774,426

Shares Outstanding and Net Assets

		9/1/12-2/28/13		9/1/11-8/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,800,000	$515,595,486	15,200,001	$396,661,113
Total increase	+	11,400,000	341,981,612	6,599,999	118,934,373

End of period		33,200,000	$857,577,098	21,800,000	$515,595,486

Net investment income not yet distributed			$395,274		$11,484,623

See financial notes 73

 Schwab International Equity ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Mid-Cap ETF
Schwab International Equity ETF	Schwab U.S. Small-Cap ETF
Schwab International Small-Cap Equity ETF	Schwab U.S. Dividend Equity ETF
Schwab Emerging Markets Equity ETF	Schwab U.S. REIT ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF

The funds issue and redeem shares at their net assets value per share (“NAV”) only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board’’), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

74

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of February 28, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign government, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market

 75

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

daily. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholdings taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisor Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income and distribute net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

76

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2013, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(k) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

The funds are not actively managed. Therefore, a fund follows the securities included in an index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Certain funds invest in large- and mid-cap stocks. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

 77

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Certain funds invest in emerging markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries, and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

To the extent a fund uses statistical sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach it may not track the return of the index as well as it would if a fund purchased all of the securities in its benchmark index.

As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

78

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate a fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of these and other principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Effective September 20, 2012, the rate is:

	Schwab	Schwab
Schwab	International	Emerging
International	Small-Cap	Markets
Equity ETF	Equity ETF	Equity ETF

0.09%	0.20%	0.15%

Prior to September 20, 2012, the rate was:

	Schwab	Schwab
Schwab	International	Emerging
International	Small-Cap	Markets
Equity ETF	Equity ETF	Equity ETF

0.13%	0.35%	0.25%

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. During the period ended February 28, 2013, there were no transactions involving affiliates.

Certain Schwab Funds may own shares of other Schwab Funds. As of February 28, 2013, the percentages of the outstanding shares of the funds owned by other Schwab Funds are less than 1%.

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2013, the funds had no direct security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

 79

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

5. Other Service Providers (continued):

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to Trustees and Officers Table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2013, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab International Equity ETF	$60,228,725	$35,435,099
Schwab International Small-Cap Equity ETF	17,002,853	15,900,002
Schwab Emerging Markets Equity ETF	111,712,045	21,022,424

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the applicable fund, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended February 28, 2013 were as follows:

	In-kind Purchases of Securities	In-kind Sales of Securities

Schwab International Equity ETF	$256,493,190	$—
Schwab International Small-Cap Equity ETF	56,066,939	—
Schwab Emerging Markets Equity ETF	195,726,904	—

For the period ended February 28, 2013, there were no in-kind redemptions. However, if the funds have such transactions, they will realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses will be disclosed in the funds’ Statements of Operations.

80

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

10. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2012, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
Expiration Date	Equity ETF	Equity ETF	Equity ETF

August 31, 2019	$2,345,874	$215,545	$1,091,404
No expiration*	5,735,648	3,734,494	4,557,003

Total	$8,081,522	$3,950,039	$5,648,407

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2012, the funds had capital losses deferred as follows:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Deferred capital losses	$16,186,912	$6,450,568	$13,331,689

As of August 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2012, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 81

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present). Consulting Managing Director, PIMCO (investment adviser) (March 2003 – December 2008).	17	Director, PS Business Parks, Inc. (2005 – 2012).
Trustee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (2006 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012); CEO, Kochis Fitz (wealth management) (June 1991 – December 2007).	17	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	17	None

82

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

 83

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

84

Glossary

American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold

 85

securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

86

Notes

Notes

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each a solid investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54790-03
00093920

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable to this semi-annual report.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date	April 12, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	April 12, 2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	April 12, 2013